Short 7-10 Year Treasury Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 86.1%

REPURCHASE AGREEMENTS(a) - 51.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $75,021,289
(Cost $75,016,702)	75,016,702	75,016,702

U.S. TREASURY OBLIGATIONS - 34.4%
U.S. Treasury Bills
1.53%, 9/15/2022(b)	25,000,000	24,979,195
1.33%, 10/13/2022(b)	25,000,000	24,932,698
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,946,674)		49,911,893

TOTAL SHORT-TERM INVESTMENTS (Cost $124,963,376)		124,928,595
Total Investments - 86.1% (Cost $124,963,376)		124,928,595
Other assets less liabilities - 13.9%		20,205,682
Net Assets - 100.0%		145,134,277

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of August 31, 2022.

Short 7-10 Year Treasury Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	3	12/20/2022	USD	$349,875	$3,698

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(70,376,197)	11/7/2022	Bank of America NA	(1.84)%	ICE U.S. Treasury 7-10 Year Bond Index	4,122,591
(67,162,365)	2/17/2023	Citibank NA	(1.86)%	ICE U.S. Treasury 7-10 Year Bond Index	(2,428,921)
(7,098,294)	1/16/2024	Goldman Sachs International	(2.11)%	ICE U.S. Treasury 7-10 Year Bond Index	103,087
(144,636,856)					1,796,757
				Total Unrealized Appreciation	4,225,678
				Total Unrealized Depreciation	(2,428,921)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short 20+ Year Treasury Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 97.7%

REPURCHASE AGREEMENTS(a) - 15.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $74,224,506
(Cost $74,219,969)	74,219,969	74,219,969

U.S. TREASURY OBLIGATIONS(b) - 82.0%
U.S. Treasury Bills
0.08%, 9/8/2022(c)	30,000,000	29,988,129
0.51%, 11/3/2022(c)	35,000,000	34,839,209
2.49%, 11/10/2022(c)	100,000,000	99,494,606
2.61%, 11/17/2022(c)	100,000,000	99,427,847
2.64%, 12/1/2022(c)	100,000,000	99,275,602
0.69%, 12/29/2022(c)	25,000,000	24,753,116
TOTAL U.S. TREASURY OBLIGATIONS (Cost $388,215,977)		387,778,509

TOTAL SHORT-TERM INVESTMENTS (Cost $462,435,946)		461,998,478
Total Investments - 97.7% (Cost $462,435,946)		461,998,478
Other assets less liabilities - 2.3%		10,772,918
Net Assets - 100.0%		472,771,396

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $62,652,974.
(c)	The rate shown was the current yield as of August 31, 2022.

Short 20+ Year Treasury Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	125	12/20/2022	USD	$16,933,594	$211,977

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(13,654,442)	1/16/2023	Bank of America NA	(2.03)%	ICE U.S. Treasury 20+ Year Bond Index	337,468
(276,746,101)	2/17/2023	Citibank NA	(1.88)%	ICE U.S. Treasury 20+ Year Bond Index	(361,883)
(61,657,667)	1/16/2023	Goldman Sachs International	(1.91)%	ICE U.S. Treasury 20+ Year Bond Index	2,942,238
(114,098,379)	1/16/2024	Societe Generale	(2.05)%	ICE U.S. Treasury 20+ Year Bond Index	7,678,956
(466,156,589)					10,596,779
				Total Unrealized Appreciation	10,958,662
				Total Unrealized Depreciation	(361,883)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Dow30SM Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.0%

REPURCHASE AGREEMENTS(a) - 18.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $52,378,040
(Cost $52,374,838)	52,374,838	52,374,838

U.S. TREASURY OBLIGATIONS(b) - 70.8%
U.S. Treasury Bills
0.09%, 9/8/2022(c)	45,000,000	44,982,194
1.68%, 9/29/2022(c)	25,000,000	24,958,661
0.51%, 11/3/2022(c)	35,000,000	34,839,209
2.49%, 11/10/2022(c)	50,000,000	49,747,303
2.64%, 12/1/2022(c)	50,000,000	49,637,801
TOTAL U.S. TREASURY OBLIGATIONS (Cost $204,364,906)		204,165,168

TOTAL SHORT-TERM INVESTMENTS (Cost $256,739,744)		256,540,006
Total Investments - 89.0% (Cost $256,739,744)		256,540,006
Other assets less liabilities - 11.0%		31,564,872
Net Assets - 100.0%		288,104,878

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,040,420.
(c)	The rate shown was the current yield as of August 31, 2022.

Short Dow30SM Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	137	9/16/2022	USD	$21,599,420	$(281,536)

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(99,163,323)	5/8/2023	Bank of America NA	(2.53)%	Dow Jones Industrial AverageSM	3,335,915
(18,181,518)	11/6/2023	Barclays Capital	(2.53)%	Dow Jones Industrial AverageSM	181,736
(72,883,625)	5/8/2023	BNP Paribas SA	(2.63)%	Dow Jones Industrial AverageSM	8,171,456
(21,143,498)	4/10/2023	Citibank NA	(2.81)%	Dow Jones Industrial AverageSM	(726,348)
(8,696,879)	3/7/2023	Goldman Sachs International	(2.68)%	Dow Jones Industrial AverageSM	1,172,715
(11,973,963)	3/7/2023	Societe Generale	(2.43)%	Dow Jones Industrial AverageSM	275,169
(34,437,812)	3/7/2023	UBS AG	(2.53)%	Dow Jones Industrial AverageSM	6,862,121
(266,480,618)					19,272,764
				Total Unrealized Appreciation	19,999,112
				Total Unrealized Depreciation	(726,348)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Financials
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 82.6%

REPURCHASE AGREEMENTS(a) - 82.6%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $25,437,910
(Cost $25,436,356)	25,436,356	25,436,356

Total Investments - 82.6% (Cost $25,436,356)		25,436,356
Other assets less liabilities - 17.4%		5,356,350
Net Assets - 100.0%		30,792,706

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,461,084)	5/8/2023	Bank of America NA	(2.23)%	Dow Jones U.S. FinancialsSM Index[c]	212,263
(4,577,841)	5/8/2023	BNP Paribas SA	(2.53)%	Dow Jones U.S. FinancialsSM Index[c]	866,572
(1,393,068)	4/10/2023	Citibank NA	(2.48)%	Dow Jones U.S. FinancialsSM Index[c]	149,886
(6,236,426)	3/7/2023	Goldman Sachs International	(2.43)%	Dow Jones U.S. FinancialsSM Index[c]	(385,105)
(832,531)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. FinancialsSM Index[c]	(253,122)
(7,169,696)	3/7/2023	Societe Generale	(2.43)%	Dow Jones U.S. FinancialsSM Index[c]	(132,213)
(7,086,227)	3/7/2023	UBS AG	(2.43)%	Dow Jones U.S. FinancialsSM Index[c]	160,556
(30,756,873)					618,837
				Total Unrealized Appreciation	1,389,277
				Total Unrealized Depreciation	(770,440)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 72.5%

REPURCHASE AGREEMENTS(a) - 72.5%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $5,725,245
(Cost $5,724,895)	5,724,895	5,724,895

Total Investments - 72.5% (Cost $5,724,895)		5,724,895
Other assets less liabilities - 27.5%		2,173,102
Net Assets - 100.0%		7,897,997

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,439,230)	4/10/2023	Bank of America NA	(0.83)%	iShares® China Large-Cap ETF	(442,266)
(2,316,484)	4/10/2023	Citibank NA	0.42%	iShares® China Large-Cap ETF	(170,521)
(1,597,264)	3/7/2023	Goldman Sachs International	(1.83)%	iShares® China Large-Cap ETF	235,772
(1,612,759)	3/7/2023	Societe Generale	(0.68)%	iShares® China Large-Cap ETF	79,470
(937,440)	4/10/2023	UBS AG	(0.58)%	iShares® China Large-Cap ETF	(5,755)
(7,903,177)					(303,300)
				Total Unrealized Appreciation	315,242
				Total Unrealized Depreciation	(618,542)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 82.3%

REPURCHASE AGREEMENTS(a) - 13.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $48,053,889
(Cost $48,050,950)	48,050,950	48,050,950

U.S. TREASURY OBLIGATIONS - 69.0%
U.S. Treasury Bills
1.51%, 9/13/2022(b)	50,000,000	49,963,917
1.63%, 9/22/2022(b)	125,000,000	124,850,521
2.49%, 11/10/2022(b)	75,000,000	74,620,954
TOTAL U.S. TREASURY OBLIGATIONS (Cost $249,496,156)		249,435,392

TOTAL SHORT-TERM INVESTMENTS (Cost $297,547,106)		297,486,342
Total Investments - 82.3% (Cost $297,547,106)		297,486,342
Other assets less liabilities - 17.7%		63,864,955
Net Assets - 100.0%		361,351,297

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of August 31, 2022.

Short High Yield
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreementsa

Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(18,650,445)	3/7/2024	BNP Paribas SA	0.67%	iShares® iBoxx $ High Yield Corporate Bond ETF	(24,659)
(282,453,205)	4/10/2023	Citibank NA	0.42%	iShares® iBoxx $ High Yield Corporate Bond ETF	7,274,052
(4,872,612)	3/7/2023	Goldman Sachs International	1.92%	iShares® iBoxx $ High Yield Corporate Bond ETF	3,001,822
(54,816,118)	11/7/2022	UBS AG	0.67%	iShares® iBoxx $ High Yield Corporate Bond ETF	4,920,236
(360,792,380)					15,171,451
				Total Unrealized Appreciation	15,196,110
				Total Unrealized Depreciation	(24,659)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.7%

REPURCHASE AGREEMENTS(a) - 85.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $11,742,092
(Cost $11,741,374)	11,741,374	11,741,374

Total Investments - 85.7% (Cost $11,741,374)		11,741,374
Other assets less liabilities - 14.3%		1,959,313
Net Assets - 100.0%		13,700,687

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	3	9/16/2022	USD	$729,090	$13,801

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,576,074)	5/8/2023	Bank of America NA	(2.43)%	S&P MidCap 400®	124,259
(3,002,347)	5/8/2023	BNP Paribas SA	(2.48)%	S&P MidCap 400®	240,286
(819,264)	4/10/2023	Citibank NA	(2.53)%	S&P MidCap 400®	280,030
(719,591)	11/7/2022	Morgan Stanley & Co. International plc	(2.13)%	S&P MidCap 400®	(238,487)
(4,847,514)	3/7/2023	Societe Generale	(2.06)%	S&P MidCap 400®	457,772
(12,964,790)					863,860
				Total Unrealized Appreciation	1,102,347
				Total Unrealized Depreciation	(238,487)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short MSCI EAFE
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 82.7%

REPURCHASE AGREEMENTS(a) - 82.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $98,386,133
(Cost $98,380,118)	98,380,118	98,380,118

Total Investments - 82.7% (Cost $98,380,118)		98,380,118
Other assets less liabilities - 17.3%		20,641,207
Net Assets - 100.0%		119,021,325

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(21,410,244)	4/10/2023	Citibank NA	(1.93)%	iShares® MSCI EAFE ETF	1,715,101
(40,139,201)	3/7/2023	Goldman Sachs International	(2.38)%	iShares® MSCI EAFE ETF	2,377,968
(10,805,258)	3/7/2023	Societe Generale	(1.53)%	iShares® MSCI EAFE ETF	(691,253)
(46,391,219)	3/7/2023	UBS AG	(1.93)%	iShares® MSCI EAFE ETF	2,837,710
(118,745,922)					6,239,526
				Total Unrealized Appreciation	6,930,779
				Total Unrealized Depreciation	(691,253)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.9%

REPURCHASE AGREEMENTS(a) - 76.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $39,884,942
(Cost $39,882,503)	39,882,503	39,882,503

Total Investments - 76.9% (Cost $39,882,503)		39,882,503
Other assets less liabilities - 23.1%		12,006,438
Net Assets - 100.0%		51,888,941

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(8,109,734)	5/8/2023	Bank of America NA	(1.53)%	iShares® MSCI Emerging Markets ETF	773,999
(534,545)	4/10/2023	Citibank NA	(1.78)%	iShares® MSCI Emerging Markets ETF	2,292,867
(25,165,969)	3/7/2023	Goldman Sachs International	(1.83)%	iShares® MSCI Emerging Markets ETF	918,650
(459,729)	4/10/2023	Morgan Stanley & Co. International plc	(1.78)%	iShares® MSCI Emerging Markets ETF	124,722
(9,776,374)	3/7/2023	Societe Generale	(0.63)%	iShares® MSCI Emerging Markets ETF	(317,726)
(7,744,511)	11/9/2022	UBS AG	(1.23)%	iShares® MSCI Emerging Markets ETF	1,268,050
(51,790,862)					5,060,562
				Total Unrealized Appreciation	5,378,288
				Total Unrealized Depreciation	(317,726)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.2%

REPURCHASE AGREEMENTS(a) - 16.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $288,227,266
(Cost $288,209,648)	288,209,648	288,209,648

U.S. TREASURY OBLIGATIONS(b) - 72.5%
U.S. Treasury Bills
1.90%, 9/1/2022(c)	50,000,000	50,000,000
0.14%, 9/8/2022(c)	45,000,000	44,982,194
1.15%, 9/13/2022(c)	75,000,000	74,945,875
1.53%, 9/15/2022(c)	75,000,000	74,937,583
2.09%, 9/22/2022(c)	100,000,000	99,880,417
1.69%, 9/29/2022(c)	225,000,000	224,627,949
1.33%, 10/13/2022(c)	75,000,000	74,798,094
1.34%, 10/20/2022(c)	50,000,000	49,833,093
0.51%, 11/3/2022(c)	50,000,000	49,770,298
2.42%, 11/8/2022(c)	100,000,000	99,515,217
2.51%, 11/10/2022(c)	125,000,000	124,368,258
2.64%, 11/17/2022(c)	200,000,000	198,855,694
2.64%, 12/1/2022(c)	50,000,000	49,637,801
0.69%, 12/29/2022(c)	40,000,000	39,604,986
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,256,654,323)		1,255,757,459

TOTAL SHORT-TERM INVESTMENTS (Cost $1,544,863,971)		1,543,967,107
Total Investments - 89.2% (Cost $1,544,863,971)		1,543,967,107
Other assets less liabilities - 10.8%		186,709,227
Net Assets - 100.0%		1,730,676,334

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $115,947,653.
(c)	The rate shown was the current yield as of August 31, 2022.

Short QQQ

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	370	9/16/2022	USD	$90,910,850	$1,764,894

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(136,182,717)	5/8/2023	Bank of America NA	(2.63)%	NASDAQ-100 Index®	16,577,254
(71,140,958)	11/6/2023	Barclays Capital	(2.53)%	NASDAQ-100 Index®	(9,126,034)
(208,759,502)	5/8/2023	BNP Paribas SA	(2.68)%	NASDAQ-100 Index®	52,598,431
(250,312,596)	4/10/2023	Citibank NA	(2.81)%	NASDAQ-100 Index®	22,694,635
(169,820,351)	3/7/2023	Goldman Sachs International	(2.68)%	NASDAQ-100 Index®	14,580,757
(195,382,990)	5/8/2023	J.P. Morgan Securities	(2.48)%	NASDAQ-100 Index®	9,791,266
(82,112,153)	11/7/2022	Morgan Stanley & Co. International plc	(2.13)%	NASDAQ-100 Index®	1,990,529
(367,485,938)	3/7/2023	Societe Generale	(2.88)%	NASDAQ-100 Index®	10,027,797
(158,575,834)	3/7/2023	UBS AG	(2.48)%	NASDAQ-100 Index®	18,702,852
(1,639,773,039)					137,837,487
				Total Unrealized Appreciation	146,963,521
				Total Unrealized Depreciation	(9,126,034)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Real Estate

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.5%

REPURCHASE AGREEMENTS(a) - 88.5%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $34,066,033
(Cost $34,063,951)	34,063,951	34,063,951

Total Investments - 88.5% (Cost $34,063,951)		34,063,951
Other assets less liabilities - 11.5%		4,413,720
Net Assets - 100.0%		38,477,671

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(18,226,011)	5/8/2023	Bank of America NA	(2.68)%	Dow Jones U.S. Real EstateSM Index	126,261
(9,489,975)	5/8/2023	BNP Paribas SA	(2.53)%	Dow Jones U.S. Real EstateSM Index	316,230
(1,894,342)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Real EstateSM Index	(309,334)
(2,829,824)	3/7/2023	Societe Generale	(2.38)%	Dow Jones U.S. Real EstateSM Index	256,918
(5,909,865)	3/7/2023	UBS AG	(2.08)%	Dow Jones U.S. Real EstateSM Index	(1,071,026)
(38,350,017)					(680,951)
				Total Unrealized Appreciation	699,409
				Total Unrealized Depreciation	(1,380,360)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.8%

REPURCHASE AGREEMENTS(a) - 31.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $175,101,013
(Cost $175,090,308)	175,090,308	175,090,308

U.S. TREASURY OBLIGATIONS(b) - 58.9%
U.S. Treasury Bills
1.82%, 9/22/2022(c)	175,000,000	174,790,730
0.51%, 11/3/2022(c)	25,000,000	24,885,149
2.51%, 11/10/2022(c)	100,000,000	99,494,606
0.69%, 12/29/2022(c)	25,000,000	24,753,116
TOTAL U.S. TREASURY OBLIGATIONS (Cost $324,250,220)		323,923,601

TOTAL SHORT-TERM INVESTMENTS (Cost $499,340,528)		499,013,909
Total Investments - 90.8% (Cost $499,340,528)		499,013,909
Other assets less liabilities - 9.2%		50,344,941
Net Assets - 100.0%		549,358,850

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,361,710.
(c)	The rate shown was the current yield as of August 31, 2022.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	219	9/16/2022	USD	$20,198,370	$(167,055)

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(176,570,802)	11/7/2022	Bank of America NA	(1.68)%	Russell 2000® Index	8,703,999
(22,509,329)	11/6/2023	Barclays Capital	(2.43)%	Russell 2000® Index	(409,704)
(83,492,533)	5/8/2023	BNP Paribas SA	(2.18)%	Russell 2000® Index	5,004,513
(93,240,551)	4/10/2023	Citibank NA	(2.14)%	Russell 2000® Index	2,915,361
(62,846,562)	3/7/2023	Goldman Sachs International	(2.33)%	Russell 2000® Index	22,669,120
(48,813,856)	11/7/2022	Morgan Stanley & Co. International plc	(2.03)%	Russell 2000® Index	3,859,589
(18,636,677)	3/7/2023	Societe Generale	(1.98)%	Russell 2000® Index	(2,877,243)
(22,857,242)	3/7/2023	UBS AG	(1.83)%	Russell 2000® Index	6,919,791
(528,967,552)					46,785,426
				Total Unrealized Appreciation	50,072,373
				Total Unrealized Depreciation	(3,286,947)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short S&P500® Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.3%

REPURCHASE AGREEMENTS(a) - 13.8%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $475,228,982
(Cost $475,199,929)	475,199,929	475,199,929

U.S. TREASURY OBLIGATIONS(b) - 74.5%
U.S. Treasury Bills
1.90%, 9/1/2022(c)	100,000,000	100,000,000
0.94%, 9/8/2022(c)	150,000,000	149,940,647
1.36%, 9/13/2022(c)	175,000,000	174,873,708
1.53%, 9/15/2022(c)	50,000,000	49,958,389
1.57%, 9/22/2022(c)	100,000,000	99,880,417
1.69%, 9/29/2022(c)	350,000,000	349,421,254
1.34%, 10/6/2022(c)	100,000,000	99,786,111
1.33%, 10/13/2022(c)	25,000,000	24,932,698
2.40%, 10/20/2022(c)	125,000,000	124,582,734
0.51%, 11/3/2022(c)	75,000,000	74,655,447
2.42%, 11/8/2022(c)	100,000,000	99,515,217
2.50%, 11/10/2022(c)	220,000,000	218,888,133
2.64%, 11/17/2022(c)	175,000,000	173,998,732
2.44%, 11/25/2022(c)	100,000,000	99,339,155
2.59%, 12/1/2022(c)	250,000,000	248,189,005
2.70%, 12/29/2022(c)	225,000,000	222,778,046
2.97%, 1/12/2023(c)	200,000,000	197,774,836
2.68%, 2/23/2023(c)	50,000,000	49,219,184
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,559,179,178)		2,557,733,713

TOTAL SHORT-TERM INVESTMENTS (Cost $3,034,379,107)		3,032,933,642
Total Investments - 88.3% (Cost $3,034,379,107)		3,032,933,642
Other assets less liabilities - 11.7%		402,703,535
Net Assets - 100.0%		3,435,637,177

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $257,829,664.
(c)	The rate shown was the current yield as of August 31, 2022.

Short S&P500® Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	563	9/16/2022	USD	$111,375,475	$3,297,936

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(591,153,850)	5/8/2023	Bank of America NA	(2.38)%	S&P 500®	75,784,425
(447,464,745)	5/8/2023	BNP Paribas SA	(2.63)%	S&P 500®	32,380,740
(297,396,225)	4/10/2023	Citibank NA	(2.81)%	S&P 500®	14,387,018
(428,290,905)	3/7/2023	Goldman Sachs International	(2.68)%	S&P 500®	30,920,057
(356,875,470)	5/8/2023	J.P. Morgan Securities	(2.48)%	S&P 500®	21,876,982
(114,908,570)	11/7/2022	Morgan Stanley & Co. International plc	(2.13)%	S&P 500®	(476,529)
(765,814,560)	3/7/2023	Societe Generale	(2.53)%	S&P 500®	25,351,752
(322,153,370)	3/7/2023	UBS AG	(2.48)%	S&P 500®	179,352
(3,324,057,695)					200,403,797
				Total Unrealized Appreciation	200,880,326
				Total Unrealized Depreciation	(476,529)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short SmallCap600
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.8%

REPURCHASE AGREEMENTS(a) - 77.8%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $9,253,698
(Cost $9,253,132)	9,253,132	9,253,132

Total Investments - 77.8% (Cost $9,253,132)		9,253,132
Other assets less liabilities - 22.2%		2,633,338
Net Assets - 100.0%		11,886,470

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,681,715)	11/7/2022	Bank of America NA	(2.33)%	S&P SmallCap 600®	92,919
(1,110,573)	4/10/2023	Citibank NA	(2.48)%	S&P SmallCap 600®	234,944
(1,735,715)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	S&P SmallCap 600®	(73,108)
(5,024,811)	3/7/2023	Societe Generale	(1.98)%	S&P SmallCap 600®	256,110
(1,333,161)	11/7/2022	UBS AG	(2.18)%	S&P SmallCap 600®	(212,048)
(11,885,975)					298,817
				Total Unrealized Appreciation	583,973
				Total Unrealized Depreciation	(285,156)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 102.0%

REPURCHASE AGREEMENTS(a) - 102.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $14,714,064
(Cost $14,713,163)	14,713,163	14,713,163

Total Investments - 102.0% (Cost $14,713,163)		14,713,163
Liabilities in excess of other assets - (2.0%)		(283,532)
Net Assets - 100.0%		14,429,631

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	4	12/20/2022	USD	$466,500	$(5,007)

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
1,851,915	11/7/2022	Bank of America NA	1.84%	ICE U.S. Treasury 7-10 Year Bond Index	(52,604)
12,251,468	11/6/2023	Citibank NA	2.18%	ICE U.S. Treasury 7-10 Year Bond Index	(417,592)
14,445,494	11/6/2023	Goldman Sachs International	2.11%	ICE U.S. Treasury 7-10 Year Bond Index	(1,924,389)
28,548,877					(2,394,585)
				Total Unrealized Depreciation	(2,394,585)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.9%

REPURCHASE AGREEMENTS(a) - 97.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $41,545,463
(Cost $41,542,920)	41,542,920	41,542,920

Total Investments - 97.9% (Cost $41,542,920)		41,542,920
Other assets less liabilities - 2.1%		911,178
Net Assets - 100.0%		42,454,098

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	4	12/20/2022	USD	$541,875	$(6,882)

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
20,988,834	1/16/2023	Bank of America NA	2.03%	ICE U.S. Treasury 20+ Year Bond Index	(1,161,021)
41,877,318	2/17/2023	Citibank NA	2.25%	ICE U.S. Treasury 20+ Year Bond Index	(2,261,913)
957,613	1/16/2024	Goldman Sachs International	1.91%	ICE U.S. Treasury 20+ Year Bond Index	(43,525)
20,359,773	1/16/2024	Societe Generale	2.47%	ICE U.S. Treasury 20+ Year Bond Index	(989,951)
84,183,538					(4,456,410)
				Total Unrealized Depreciation	(4,456,410)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.4%

Chemicals - 68.4%
Air Products and Chemicals, Inc.	10,183	2,570,698
Albemarle Corp.	5,382	1,442,161
Ashland, Inc.	2,325	236,592
Axalta Coating Systems Ltd.*	9,564	246,273
Celanese Corp.	4,971	551,085
CF Industries Holdings, Inc.	9,582	991,354
Chemours Co. (The)	7,143	240,933
Corteva, Inc.	33,244	2,042,179
Dow, Inc.	33,445	1,705,695
DuPont de Nemours, Inc.	23,356	1,299,528
Eastman Chemical Co.	5,920	538,720
Ecolab, Inc.	11,417	1,870,447
Element Solutions, Inc.	10,018	187,036
FMC Corp.	5,786	625,351
Ginkgo Bioworks Holdings, Inc.*(b)	44,166	118,807
Huntsman Corp.	9,168	256,887
Ingevity Corp.*	1,779	124,779
International Flavors & Fragrances, Inc.	11,708	1,293,500
Linde plc	23,120	6,539,723
LyondellBasell Industries NV, Class A	11,885	986,455
Mosaic Co. (The)	16,630	895,858
NewMarket Corp.	316	90,758
Olin Corp.	6,380	348,731
PPG Industries, Inc.	10,855	1,378,368
RPM International, Inc.	5,954	554,675
Scotts Miracle-Gro Co. (The)(b)	1,855	124,192
Valvoline, Inc.	8,183	237,880
Westlake Corp.	1,539	151,792
		27,650,457
Metals & Mining - 19.8%
Alcoa Corp.	8,468	418,997
Cleveland-Cliffs, Inc.*	21,934	378,800
Commercial Metals Co.	5,579	226,005
Freeport-McMoRan, Inc.	66,577	1,970,679
MP Materials Corp.*	3,425	119,841
Newmont Corp.	36,458	1,507,903
Nucor Corp.	12,230	1,625,856
Reliance Steel & Aluminum Co.	2,844	534,615
Royal Gold, Inc.	3,019	277,446
Steel Dynamics, Inc.	8,240	665,133
United States Steel Corp.	11,970	273,754
		7,999,029
Paper & Forest Products - 0.2%
Sylvamo Corp.	1,617	71,859

TOTAL COMMON STOCKS (Cost $41,450,601)		35,721,345

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $109,310)	109,310	109,310

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 28.7%

REPURCHASE AGREEMENTS(d) - 28.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $11,588,029
(Cost $11,587,319)	11,587,319	11,587,319

Total Investments - 117.4% (Cost $53,147,230)		47,417,974
Liabilities in excess of other assets - (17.4%)		(7,032,672)
Net Assets - 100.0%		40,385,302

Ultra Basic Materials
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $23,985,212.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $110,607, collateralized in the form of cash with a value of $109,310 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,225 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $113,535.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $109,310.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
5,676,109	5/8/2023	Bank of America NA	2.68%	Dow Jones U.S. Basic MaterialsSM Index	(1,895,547)
8,405,598	4/10/2023	Citibank NA	2.63%	Dow Jones U.S. Basic MaterialsSM Index	(959,547)
9,833,796	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. Basic MaterialsSM Index	(1,923,782)
104,599	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. Basic MaterialsSM Index	7,738
10,622,502	3/7/2023	Societe Generale	2.88%	Dow Jones U.S. Basic MaterialsSM Index	(2,388,425)
10,673,067	3/7/2023	UBS AG	2.68%	Dow Jones U.S. Basic MaterialsSM Index	(3,375,812)
45,315,671					(10,535,375)
				Total Unrealized Appreciation	7,738
				Total Unrealized Depreciation	(10,543,113)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.7%

Auto Components - 1.5%
Aptiv plc*	494	46,154
Autoliv, Inc.	143	11,124
BorgWarner, Inc.	437	16,475
Fox Factory Holding Corp.*	77	7,177
Gentex Corp.	428	11,680
Lear Corp.	109	15,112
Luminar Technologies, Inc.*(b)	401	3,457
QuantumScape Corp.*(b)	470	5,184
		116,363
Automobiles - 20.3%
Ford Motor Co.	7,202	109,759
General Motors Co.	2,659	101,600
Harley-Davidson, Inc.	269	10,375
Lucid Group, Inc.*(b)	1,034	15,862
Rivian Automotive, Inc., Class A*	293	9,584
Tesla, Inc.*	4,593	1,265,877
Thor Industries, Inc.	100	8,101
		1,521,158
Beverages - 14.8%
Boston Beer Co., Inc. (The), Class A*	17	5,730
Brown-Forman Corp., Class B	333	24,209
Coca-Cola Co. (The)	7,118	439,252
Constellation Brands, Inc., Class A	297	73,077
Keurig Dr Pepper, Inc.	1,346	51,310
Molson Coors Beverage Co., Class B	344	17,774
Monster Beverage Corp.*	686	60,937
National Beverage Corp.	43	2,385
PepsiCo, Inc.	2,523	434,637
		1,109,311
Distributors - 0.9%
Genuine Parts Co.	258	40,250
Pool Corp.	73	24,761
		65,011
Entertainment - 2.9%
Activision Blizzard, Inc.	1,426	111,927
Electronic Arts, Inc.	513	65,084
Playtika Holding Corp.*	189	1,990
ROBLOX Corp., Class A*	79	3,090
Take-Two Interactive Software, Inc.*	289	35,420
		217,511
Food & Staples Retailing - 0.4%
Performance Food Group Co.*	283	14,144
US Foods Holding Corp.*	409	12,524
		26,668
Food Products - 10.3%
Archer-Daniels-Midland Co.	1,027	90,263
Beyond Meat, Inc.*(b)	111	2,708
Bunge Ltd.	277	27,470
Campbell Soup Co.	369	18,590
Conagra Brands, Inc.	876	30,117
Darling Ingredients, Inc.*	294	22,362
Flowers Foods, Inc.	364	9,937
Freshpet, Inc.*	87	3,787
General Mills, Inc.	1,098	84,326
Hain Celestial Group, Inc. (The)*	163	3,302
Hershey Co. (The)	266	59,762
Hormel Foods Corp.	517	25,995
Ingredion, Inc.	121	10,536
J M Smucker Co. (The)	198	27,718
Kellogg Co.	462	33,606
Kraft Heinz Co. (The)	1,295	48,433
Lamb Weston Holdings, Inc.	264	20,996
Lancaster Colony Corp.	36	6,068
McCormick & Co., Inc. (Non-Voting)	457	38,420
Mondelez International, Inc., Class A	2,525	156,197
Pilgrim's Pride Corp.*	87	2,477
Post Holdings, Inc.*	102	9,054
Seaboard Corp.	1	3,862
Tyson Foods, Inc., Class A	532	40,102
		776,088
Household Durables - 2.7%
Cricut, Inc., Class A*(b)	79	493
DR Horton, Inc.	585	41,623
Helen of Troy Ltd.*	44	5,440
Leggett & Platt, Inc.	243	9,288
Lennar Corp., Class A	472	36,556
Lennar Corp., Class B	28	1,727
Mohawk Industries, Inc.*	94	10,374
Newell Brands, Inc.	671	11,977
NVR, Inc.*	6	24,840
PulteGroup, Inc.	434	17,646
Tempur Sealy International, Inc.	320	8,003
Toll Brothers, Inc.	201	8,802
TopBuild Corp.*	59	10,842
Whirlpool Corp.	102	15,973
		203,584
Household Products - 11.7%
Church & Dwight Co., Inc.	443	37,084
Clorox Co. (The)	225	32,476
Colgate-Palmolive Co.	1,529	119,583
Energizer Holdings, Inc.	120	3,372
Kimberly-Clark Corp.	615	78,425
Procter & Gamble Co. (The)	4,379	604,039
Reynolds Consumer Products, Inc.	99	2,765
		877,744
Leisure Products - 0.9%
Brunswick Corp.	138	10,310
Callaway Golf Co.*	213	4,714
Hasbro, Inc.	240	18,917
Mattel, Inc.*	643	14,223
Peloton Interactive, Inc., Class A*	561	5,717
Polaris, Inc.	102	11,553
YETI Holdings, Inc.*	157	5,792
		71,226
Machinery - 0.3%
Stanley Black & Decker, Inc.	276	24,316

Personal Products - 1.6%
Coty, Inc., Class A*	628	4,716
Estee Lauder Cos., Inc. (The), Class A	423	107,603
Herbalife Nutrition Ltd.*	174	4,540
Olaplex Holdings, Inc.*	130	1,731
		118,590
Textiles, Apparel & Luxury Goods - 5.8%
Capri Holdings Ltd.*	269	12,691
Carter's, Inc.	73	5,391

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Columbia Sportswear Co.	60	4,274
Crocs, Inc.*	112	8,254
Deckers Outdoor Corp.*	50	16,079
Hanesbrands, Inc.	636	5,540
Levi Strauss & Co., Class A	176	2,973
Lululemon Athletica, Inc.*	213	63,891
NIKE, Inc., Class B	2,315	246,432
PVH Corp.	124	6,975
Ralph Lauren Corp.	84	7,672
Skechers USA, Inc., Class A*	246	9,299
Tapestry, Inc.	459	15,941
Under Armour, Inc., Class A*	344	2,896
Under Armour, Inc., Class C*	369	2,801
VF Corp.	589	24,414
		435,523
Tobacco - 5.6%
Altria Group, Inc.	3,303	149,031
Philip Morris International, Inc.	2,828	270,046
		419,077
TOTAL COMMON STOCKS (Cost $7,073,759)		5,982,170

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $24,915)	24,915	24,915

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 22.0%

REPURCHASE AGREEMENTS(d) - 22.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $1,649,855
(Cost $1,649,754)	1,649,754	1,649,754

Total Investments - 102.0% (Cost $8,748,428)		7,656,839
Liabilities in excess of other assets - (2.0%)		(148,390)
Net Assets - 100.0%		7,508,449

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,872,913.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $24,894, collateralized in the form of cash with a value of $24,915 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $264 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $25,179.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $24,915.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
804,355	5/8/2023	Bank of America NA	2.58%	Dow Jones U.S. Consumer GoodsSM Index	(468,872)
3,392,726	11/7/2022	Citibank NA	2.63%	Dow Jones U.S. Consumer GoodsSM Index	688,250
587,473	11/6/2023	Credit Suisse International	2.88%	Dow Jones U.S. Consumer GoodsSM Index	(91,131)
1,540,467	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. Consumer GoodsSM Index	(367,447)
1,191,682	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. Consumer GoodsSM Index	(69,699)
422,770	3/7/2023	Societe Generale	2.88%	Dow Jones U.S. Consumer GoodsSM Index	(614,231)
1,118,578	3/7/2023	UBS AG	2.68%	Dow Jones U.S. Consumer GoodsSM Index	(659,343)
9,058,051					(1,582,473)
				Total Unrealized Appreciation	688,250
				Total Unrealized Depreciation	(2,270,723)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.7%

Airlines - 1.3%
Alaska Air Group, Inc.*	262	11,413
American Airlines Group, Inc.*	1,350	17,537
Delta Air Lines, Inc.*	1,331	41,354
JetBlue Airways Corp.*	665	5,180
Joby Aviation, Inc.*(b)	554	2,936
Southwest Airlines Co.*	1,232	45,214
United Airlines Holdings, Inc.*	678	23,737
		147,371
Commercial Services & Supplies - 0.7%
Copart, Inc.*	445	53,244
IAA, Inc.*	277	10,321
Rollins, Inc.	471	15,901
		79,466
Distributors - 0.2%
LKQ Corp.	540	28,739

Diversified Consumer Services - 0.6%
ADT, Inc.	478	3,485
Bright Horizons Family Solutions, Inc.*	122	8,320
Chegg, Inc.*	262	5,156
Frontdoor, Inc.*	171	4,015
Grand Canyon Education, Inc.*	68	5,534
H&R Block, Inc.	331	14,895
Service Corp. International	329	20,303
Terminix Global Holdings, Inc.*	251	10,705
		72,413
Entertainment - 6.7%
AMC Entertainment Holdings, Inc., Class A*(b)	1,074	9,795
Endeavor Group Holdings, Inc., Class A*	83	1,877
Liberty Media Corp.-Liberty Formula One, Class A*	44	2,558
Liberty Media Corp.-Liberty Formula One, Class C*	426	27,128
Live Nation Entertainment, Inc.*(b)	284	25,662
Madison Square Garden Sports Corp., Class A*	35	5,609
Netflix, Inc.*	923	206,346
Roku, Inc.*	249	16,932
Walt Disney Co. (The)*	3,783	423,999
Warner Bros Discovery, Inc.*	4,587	60,732
Warner Music Group Corp., Class A	238	6,371
World Wrestling Entertainment, Inc., Class A	90	6,121
		793,130
Food & Staples Retailing - 9.5%
Albertsons Cos., Inc., Class A	222	6,107
BJ's Wholesale Club Holdings, Inc.*	280	20,857
Casey's General Stores, Inc.	77	16,460
Costco Wholesale Corp.	921	480,854
Kroger Co. (The)	1,362	65,294
Sprouts Farmers Market, Inc.*	227	6,561
Sysco Corp.	1,058	86,989
Walgreens Boots Alliance, Inc.	1,490	52,240
Walmart, Inc.	2,915	386,383
		1,121,745
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	314	46,020
Cardinal Health, Inc.	566	40,027
		86,047
Hotels, Restaurants & Leisure - 13.1%
Airbnb, Inc., Class A*	795	89,930
Aramark	535	19,105
Booking Holdings, Inc.*	83	155,692
Boyd Gaming Corp.	166	9,035
Caesars Entertainment, Inc.*	446	19,232
Carnival Corp.*	2,027	19,175
Chipotle Mexican Grill, Inc.*	59	94,211
Choice Hotels International, Inc.	69	7,915
Churchill Downs, Inc.	70	13,796
Cracker Barrel Old Country Store, Inc.	48	5,181
Darden Restaurants, Inc.	259	32,041
Domino's Pizza, Inc.	74	27,518
DraftKings, Inc., Class A*	744	11,949
Dutch Bros, Inc., Class A*	57	2,081
Expedia Group, Inc.*	316	32,437
Hilton Worldwide Holdings, Inc.	578	73,614
Hyatt Hotels Corp., Class A*	107	9,589
Las Vegas Sands Corp.*	715	26,906
Light & Wonder, Inc.*	199	9,797
Marriott International, Inc., Class A	571	87,786
Marriott Vacations Worldwide Corp.	85	12,106
McDonald's Corp.	1,536	387,502
MGM Resorts International	734	23,958
Norwegian Cruise Line Holdings Ltd.*	871	11,393
Penn Entertainment, Inc.*	340	10,618
Planet Fitness, Inc., Class A*	176	11,924
Royal Caribbean Cruises Ltd.*	466	19,036
Starbucks Corp.	2,383	200,339
Texas Roadhouse, Inc.	142	12,604
Vail Resorts, Inc.	83	18,648
Wendy's Co. (The)	355	6,809
Wyndham Hotels & Resorts, Inc.	191	12,480
Wynn Resorts Ltd.*	219	13,269
Yum! Brands, Inc.	592	65,854
		1,553,530
Interactive Media & Services - 0.5%
Pinterest, Inc., Class A*	1,195	27,533
TripAdvisor, Inc.*	208	4,951
ZoomInfo Technologies, Inc., Class A*	627	28,478
		60,962
Internet & Direct Marketing Retail - 19.6%
Amazon.com, Inc.*	18,174	2,303,918
ContextLogic, Inc., Class A*(b)	721	937
Qurate Retail, Inc., Series A	715	2,217
Stitch Fix, Inc., Class A*	173	868
Wayfair, Inc., Class A*(b)	165	8,697
		2,316,637
Media - 5.9%
Altice USA, Inc., Class A*	471	4,710
Cable One, Inc.	10	11,350
Charter Communications, Inc., Class A*	240	99,031

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Comcast Corp., Class A	9,284	335,988
DISH Network Corp., Class A*(b)	521	9,039
Fox Corp., Class A	648	22,149
Fox Corp., Class B	301	9,518
Interpublic Group of Cos., Inc. (The)	818	22,610
Liberty Broadband Corp., Class A*	44	4,436
Liberty Broadband Corp., Class C*	272	27,662
Liberty Media Corp.-Liberty SiriusXM, Class A*(b)	166	6,896
Liberty Media Corp.-Liberty SiriusXM, Class C*	328	13,566
New York Times Co. (The), Class A	346	10,550
News Corp., Class A	807	13,654
News Corp., Class B	251	4,327
Nexstar Media Group, Inc., Class A	85	16,262
Omnicom Group, Inc.	427	28,566
Paramount Global, Class A	19	502
Paramount Global, Class B	1,263	29,542
Sirius XM Holdings, Inc.(b)	1,880	11,449
TEGNA, Inc.	459	9,823
		691,630
Multiline Retail - 2.9%
Dollar General Corp.	475	112,774
Dollar Tree, Inc.*	468	63,498
Kohl's Corp.	266	7,560
Ollie's Bargain Outlet Holdings, Inc.*	122	6,748
Target Corp.	961	154,087
		344,667
Road & Rail - 1.0%
AMERCO	20	10,513
Lyft, Inc., Class A*(b)	627	9,236
Uber Technologies, Inc.*	3,507	100,861
		120,610
Specialty Retail - 14.0%
Advance Auto Parts, Inc.	127	21,417
American Eagle Outfitters, Inc.	319	3,592
AutoNation, Inc.*	73	9,096
AutoZone, Inc.*	42	89,007
Bath & Body Works, Inc.	496	18,516
Best Buy Co., Inc.	420	29,690
Burlington Stores, Inc.*	137	19,206
CarMax, Inc.*	333	29,450
Carvana Co.*(b)	206	6,796
Dick's Sporting Goods, Inc.	121	12,871
Five Below, Inc.*	115	14,706
Floor & Decor Holdings, Inc., Class A*(b)	220	17,899
Foot Locker, Inc.	175	6,447
GameStop Corp., Class A*(b)	512	14,664
Gap, Inc. (The)	438	4,003
Home Depot, Inc. (The)	2,147	619,238
Lithia Motors, Inc., Class A	59	15,661
Lowe's Cos., Inc.	1,374	266,748
Murphy USA, Inc.(b)	45	13,058
National Vision Holdings, Inc.*	169	5,616
O'Reilly Automotive, Inc.*	136	94,808
Penske Automotive Group, Inc.	61	7,192
Petco Health & Wellness Co., Inc.*(b)	170	2,536
RH*	36	9,213
Ross Stores, Inc.	729	62,891
TJX Cos., Inc. (The)	2,439	152,072
Tractor Supply Co.	232	42,955
Ulta Beauty, Inc.*	109	45,766
Victoria's Secret & Co.*	141	4,715
Williams-Sonoma, Inc.	146	21,717
		1,661,546
TOTAL COMMON STOCKS (Cost $12,196,571)		9,078,493

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $24,467)	24,467	24,467

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 34.9%

REPURCHASE AGREEMENTS(d) - 34.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,126,859
(Cost $4,126,609)	4,126,609	4,126,609

Total Investments - 111.8% (Cost $16,347,647)		13,229,569
Liabilities in excess of other assets - (11.8%)		(1,395,342)
Net Assets - 100.0%		11,834,227

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,921,381.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $75,922, collateralized in the form of cash with a value of $24,467 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $54,848 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $79,315.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $24,467.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
2,098,512	5/8/2023	Bank of America NA	2.63%	Dow Jones U.S. Consumer ServicesSM Index	(2,117,974)
4,591,732	5/8/2023	BNP Paribas SA	2.83%	Dow Jones U.S. Consumer ServicesSM Index	(694,380)
2,358,351	11/7/2022	Citibank NA	2.63%	Dow Jones U.S. Consumer ServicesSM Index	(869,037)
549,374	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. Consumer ServicesSM Index	(1,187,743)
251,178	11/6/2023	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. Consumer ServicesSM Index	(233,755)
4,402,420	3/7/2023	Societe Generale	2.88%	Dow Jones U.S. Consumer ServicesSM Index	(1,520,765)
339,028	3/7/2023	UBS AG	2.68%	Dow Jones U.S. Consumer ServicesSM Index	(1,112,888)
14,590,595					(7,736,542)
				Total Unrealized Depreciation	(7,736,542)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 86.5%

Aerospace & Defense - 2.9%
Boeing Co. (The)*	61,573	9,867,073

Banks - 2.1%
JPMorgan Chase & Co.	61,575	7,002,925

Beverages - 1.1%
Coca-Cola Co. (The)	61,569	3,799,423

Biotechnology - 4.3%
Amgen, Inc.	61,571	14,795,511

Capital Markets - 6.0%
Goldman Sachs Group, Inc. (The)	61,571	20,482,825

Chemicals - 0.9%
Dow, Inc.	61,561	3,139,611

Communications Equipment - 0.8%
Cisco Systems, Inc.	61,566	2,753,232

Consumer Finance - 2.8%
American Express Co.	61,576	9,359,552

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	61,567	2,574,116

Entertainment - 2.0%
Walt Disney Co. (The)*	61,565	6,900,205

Food & Staples Retailing - 3.0%
Walgreens Boots Alliance, Inc.	61,570	2,158,644
Walmart, Inc.	61,571	8,161,236
		10,319,880
Health Care Providers & Services - 9.4%
UnitedHealth Group, Inc.	61,571	31,975,667

Hotels, Restaurants & Leisure - 4.6%
McDonald's Corp.	61,571	15,533,132

Household Products - 2.5%
Procter & Gamble Co. (The)	61,566	8,492,414

Industrial Conglomerates - 5.7%
3M Co.	61,569	7,656,105
Honeywell International, Inc.	61,574	11,659,037
		19,315,142
Insurance - 2.9%
Travelers Cos., Inc. (The)	61,575	9,952,983

IT Services - 5.9%
International Business Machines Corp.(b)	61,567	7,908,281
Visa, Inc., Class A	61,570	12,234,575
		20,142,856
Machinery - 3.3%
Caterpillar, Inc.	61,579	11,374,257

Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	61,564	9,730,806

Pharmaceuticals - 4.5%
Johnson & Johnson	61,568	9,933,381
Merck & Co., Inc.	61,564	5,255,103
		15,188,484
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	61,560	1,964,995

Software - 7.6%
Microsoft Corp.	61,571	16,098,969
Salesforce, Inc.*	61,570	9,612,309
		25,711,278
Specialty Retail - 5.2%
Home Depot, Inc. (The)	61,571	17,758,308

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	61,572	9,680,350

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B	61,568	6,553,914

TOTAL COMMON STOCKS (Cost $335,016,821)		294,368,939

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 30.0%

REPURCHASE AGREEMENTS(c) - 30.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $101,966,778
(Cost $101,960,545)	101,960,545	101,960,545

Total Investments - 116.5% (Cost $436,977,366)		396,329,484
Liabilities in excess of other assets - (16.5%)		(56,052,776)
Net Assets - 100.0%		340,276,708

Ultra Dow30SM Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $140,332,244.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $1,045,711, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 2.50%, and maturity dates ranging from November 3, 2022 – April 30, 2024. The total value of collateral is $1,079,819.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Dow30SM Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	22	9/16/2022	USD	$3,468,520	$100,311

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
39,135,954	5/8/2023	Bank of America NA	2.73%	Dow Jones Industrial AverageSM	(13,495,324)
28,706,002	11/6/2023	Barclays Capital	2.93%	Dow Jones Industrial AverageSM	(453,036)
53,000,543	5/8/2023	BNP Paribas SA	2.93%	Dow Jones Industrial AverageSM	(11,232,870)
83,849,254	11/7/2022	Citibank NA	2.99%	Dow Jones Industrial AverageSM	(4,919,948)
83,849,254	4/10/2023	Credit Suisse International	2.93%	Dow Jones Industrial AverageSM	(11,641,297)
66,381,156	11/6/2023	Morgan Stanley & Co. International plc	2.88%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(10,237,056)
7,089,847	3/7/2023	Societe Generale	2.73%	Dow Jones Industrial AverageSM	(7,972,157)
20,702,353	3/7/2023	UBS AG	2.83%	Dow Jones Industrial AverageSM	(2,952,675)
382,714,363					(62,904,363)
				Total Unrealized Depreciation	(62,904,363)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Financials Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.2%

Banks - 16.5%
Bank of America Corp.	479,095	16,102,383
Bank OZK	7,631	309,284
BOK Financial Corp.	2,025	179,962
Citigroup, Inc.	131,263	6,406,947
Citizens Financial Group, Inc.	33,154	1,216,089
Comerica, Inc.	8,838	709,691
Commerce Bancshares, Inc.	7,425	510,617
Cullen/Frost Bankers, Inc.	3,857	501,256
East West Bancorp, Inc.	9,596	692,543
Fifth Third Bancorp	46,347	1,582,750
First Citizens BancShares, Inc., Class A	904	734,012
First Financial Bankshares, Inc.(b)	8,683	369,114
First Horizon Corp.	36,152	817,758
First Republic Bank	12,131	1,841,850
FNB Corp.	22,805	271,836
Glacier Bancorp, Inc.	7,337	371,839
Home BancShares, Inc.	12,786	300,855
Huntington Bancshares, Inc.	97,277	1,303,512
JPMorgan Chase & Co.	198,527	22,578,476
KeyCorp	63,048	1,115,319
M&T Bank Corp.	12,127	2,204,446
Pinnacle Financial Partners, Inc.	5,163	416,706
PNC Financial Services Group, Inc. (The)	27,955	4,416,890
Popular, Inc.	5,177	399,768
Prosperity Bancshares, Inc.	6,231	441,653
Regions Financial Corp.	63,167	1,368,829
Signature Bank	4,254	741,727
SVB Financial Group*	3,979	1,617,543
Synovus Financial Corp.	9,824	394,532
Truist Financial Corp.	89,997	4,215,459
UMB Financial Corp.	2,912	260,537
Umpqua Holdings Corp.	14,670	260,246
United Bankshares, Inc.	9,173	340,318
US Bancorp	91,391	4,168,344
Valley National Bancorp	28,405	330,066
Webster Financial Corp.	12,040	566,482
Wells Fargo & Co.	256,103	11,194,262
Western Alliance Bancorp	7,321	561,667
Wintrust Financial Corp.	4,075	343,686
Zions Bancorp NA	10,237	563,342
		92,722,596
Capital Markets - 14.2%
Affiliated Managers Group, Inc.	2,614	332,919
Ameriprise Financial, Inc.	7,427	1,990,510
Ares Management Corp.	11,596	859,727
Bank of New York Mellon Corp. (The)	50,224	2,085,803
BlackRock, Inc.	9,627	6,415,337
Blackstone, Inc., Class A	47,367	4,449,656
Blue Owl Capital, Inc.	23,420	259,962
Carlyle Group, Inc. (The)	9,528	309,946
Cboe Global Markets, Inc.	7,177	846,671
Charles Schwab Corp. (The)	101,944	7,232,927
CME Group, Inc.	24,293	4,751,954
Coinbase Global, Inc., Class A*	2,227	148,764
FactSet Research Systems, Inc.	2,562	1,110,217
Federated Hermes, Inc., Class B	6,196	211,036
Franklin Resources, Inc.	18,916	493,140
Goldman Sachs Group, Inc. (The)	23,215	7,722,934
Houlihan Lokey, Inc.	3,371	264,623
Interactive Brokers Group, Inc., Class A	5,912	364,120
Intercontinental Exchange, Inc.	37,738	3,805,877
Invesco Ltd.	22,758	374,824
Janus Henderson Group plc	11,342	265,403
Jefferies Financial Group, Inc.	12,950	415,565
KKR & Co., Inc.	40,059	2,025,383
Lazard Ltd., Class A(b)	7,622	277,060
LPL Financial Holdings, Inc.	5,406	1,196,510
MarketAxess Holdings, Inc.	2,552	634,402
Moody's Corp.	10,852	3,087,611
Morgan Stanley	94,528	8,055,676
Morningstar, Inc.	1,589	362,276
MSCI, Inc.	5,481	2,462,284
Nasdaq, Inc.	23,373	1,391,395
Northern Trust Corp.	14,085	1,339,343
Raymond James Financial, Inc.	13,139	1,371,317
Robinhood Markets, Inc., Class A*	4,022	38,410
S&P Global, Inc.	23,441	8,255,451
SEI Investments Co.	7,050	385,635
State Street Corp.	24,806	1,695,490
Stifel Financial Corp.	7,204	427,269
T. Rowe Price Group, Inc.	15,357	1,842,840
TPG, Inc.	2,346	68,879
Tradeweb Markets, Inc., Class A	7,271	505,989
Virtu Financial, Inc., Class A	5,633	129,334
		80,264,469
Consumer Finance - 2.5%
Ally Financial, Inc.	21,835	724,922
American Express Co.	41,234	6,267,568
Capital One Financial Corp.	26,569	2,811,532
Credit Acceptance Corp.*(b)	505	268,700
Discover Financial Services	18,989	1,908,205
FirstCash Holdings, Inc.	2,663	207,608
OneMain Holdings, Inc.	7,195	251,321
PROG Holdings, Inc.*	3,650	67,671
SLM Corp.	18,195	278,020
SoFi Technologies, Inc.*(b)	49,523	293,176
Synchrony Financial	33,899	1,110,192
Upstart Holdings, Inc.*(b)	3,436	88,992
		14,277,907
Diversified Financial Services - 6.6%
Apollo Global Management, Inc.	25,231	1,402,339
Berkshire Hathaway, Inc., Class B*	122,287	34,338,189
Equitable Holdings, Inc.	23,948	712,453
Jackson Financial, Inc., Class A	5,832	182,308
Voya Financial, Inc.	6,907	424,988
		37,060,277
Equity Real Estate Investment Trusts (REITs) - 14.4%
Alexandria Real Estate Equities, Inc.	10,040	1,540,136
American Homes 4 Rent, Class A	19,972	710,204
American Tower Corp.	31,397	7,976,408
Americold Realty Trust, Inc.(b)	18,202	535,503
Apartment Income REIT Corp.	10,618	433,745
AvalonBay Communities, Inc.	9,451	1,898,800
Boston Properties, Inc.	9,640	765,705
Brixmor Property Group, Inc.	20,247	434,906
Camden Property Trust	7,201	925,400
Corporate Office Properties Trust	7,596	196,281

Ultra Financials
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Cousins Properties, Inc.	10,056	270,004
Crown Castle, Inc.	29,271	5,000,365
CubeSmart	15,170	698,578
Digital Realty Trust, Inc.	19,243	2,379,012
Douglas Emmett, Inc.	11,881	231,917
Duke Realty Corp.	25,987	1,529,335
EastGroup Properties, Inc.	2,818	465,055
Equinix, Inc.	6,152	4,044,140
Equity Commonwealth*	7,615	200,351
Equity LifeStyle Properties, Inc.	11,694	819,749
Equity Residential	23,132	1,692,800
Essex Property Trust, Inc.	4,416	1,170,505
Extra Space Storage, Inc.	9,078	1,804,071
Federal Realty Investment Trust	4,832	489,337
First Industrial Realty Trust, Inc.	8,922	452,167
Gaming and Leisure Properties, Inc.	15,898	767,396
Healthcare Realty Trust, Inc.	25,880	629,402
Healthpeak Properties, Inc.	36,471	957,364
Highwoods Properties, Inc.	7,107	216,124
Host Hotels & Resorts, Inc.	48,313	858,522
Hudson Pacific Properties, Inc.	9,772	129,088
Invitation Homes, Inc.	41,254	1,496,695
Iron Mountain, Inc.	19,640	1,033,260
JBG SMITH Properties	7,348	161,436
Kilroy Realty Corp.	7,100	346,267
Kimco Realty Corp.	41,773	880,575
Lamar Advertising Co., Class A	5,886	552,636
Life Storage, Inc.	5,704	725,834
LXP Industrial Trust(b)	19,376	194,923
Medical Properties Trust, Inc.	40,562	592,611
Mid-America Apartment Communities, Inc.(b)	7,802	1,292,557
National Health Investors, Inc.	3,097	202,884
National Retail Properties, Inc.	11,892	533,951
National Storage Affiliates Trust	5,689	287,408
Omega Healthcare Investors, Inc.	15,901	519,327
Orion Office REIT, Inc.	3,826	37,763
Physicians Realty Trust	15,226	253,665
PotlatchDeltic Corp.	4,690	217,710
Prologis, Inc.	50,039	6,230,356
Public Storage	10,322	3,414,827
Rayonier, Inc.	9,889	351,257
Realty Income Corp.	40,664	2,776,538
Regency Centers Corp.	10,486	637,968
Rexford Industrial Realty, Inc.	11,159	694,201
Sabra Health Care REIT, Inc.	15,608	233,652
SBA Communications Corp.	7,288	2,370,422
Simon Property Group, Inc.	22,194	2,263,344
SL Green Realty Corp.	4,335	191,477
Spirit Realty Capital, Inc.	9,077	370,795
STAG Industrial, Inc.	12,112	373,050
STORE Capital Corp.	17,068	460,495
Sun Communities, Inc.	8,222	1,263,804
UDR, Inc.	20,233	907,855
Ventas, Inc.	27,018	1,293,081
VICI Properties, Inc.	65,094	2,147,451
Vornado Realty Trust	10,754	281,970
Welltower, Inc.	30,685	2,352,005
Weyerhaeuser Co.	50,325	1,719,102
WP Carey, Inc.	13,038	1,095,583
		80,981,105
Insurance - 10.2%
Aflac, Inc.	40,067	2,380,781
Alleghany Corp.*	912	767,156
Allstate Corp. (The)	18,585	2,239,493
American Financial Group, Inc.	4,488	573,028
American International Group, Inc.	53,538	2,770,592
Aon plc, Class A	14,355	4,008,777
Arch Capital Group Ltd.*	25,394	1,161,014
Arthur J Gallagher & Co.	14,199	2,578,112
Assurant, Inc.	3,654	579,122
Axis Capital Holdings Ltd.	5,246	278,825
Brighthouse Financial, Inc.*	5,063	240,746
Brown & Brown, Inc.	15,836	998,301
Chubb Ltd.	28,639	5,414,203
Cincinnati Financial Corp.	10,082	977,551
CNA Financial Corp.	1,833	70,497
Enstar Group Ltd.*	822	155,564
Erie Indemnity Co., Class A	1,684	361,942
Everest Re Group Ltd.	2,666	717,287
Fidelity National Financial, Inc.	18,974	741,883
First American Financial Corp.	7,258	388,303
Globe Life, Inc.	6,131	595,872
Hanover Insurance Group, Inc. (The)	2,405	311,183
Hartford Financial Services Group, Inc. (The)	22,223	1,429,161
Kemper Corp.	4,055	186,530
Lincoln National Corp.	10,925	503,205
Loews Corp.	13,141	726,829
Markel Corp.*	918	1,096,193
Marsh & McLennan Cos., Inc.	33,926	5,474,639
Mercury General Corp.	1,797	57,324
MetLife, Inc.	46,724	3,005,755
Old Republic International Corp.	19,382	423,303
Primerica, Inc.	2,600	329,550
Principal Financial Group, Inc.	15,886	1,187,637
Progressive Corp. (The)	39,532	4,848,600
Prudential Financial, Inc.	25,337	2,426,018
Reinsurance Group of America, Inc.	4,528	567,630
RenaissanceRe Holdings Ltd.	2,987	404,022
RLI Corp.	2,695	295,803
Ryan Specialty Holdings, Inc., Class A*	3,951	167,364
Selective Insurance Group, Inc.	4,081	324,113
Travelers Cos., Inc. (The)	16,222	2,622,124
Unum Group	13,592	514,457
W R Berkley Corp.	14,163	917,762
White Mountains Insurance Group Ltd.	202	276,740
Willis Towers Watson plc	7,538	1,559,085
		57,654,076
IT Services - 7.3%
Mastercard, Inc., Class A	58,050	18,829,679
Visa, Inc., Class A	111,234	22,103,308
		40,932,987
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	35,377	422,755
Annaly Capital Management, Inc.	112,254	724,038
Blackstone Mortgage Trust, Inc., Class A(b)	11,510	333,560
Rithm Capital Corp.	31,551	297,526
Starwood Property Trust, Inc.	20,745	475,683
		2,253,562

Ultra Financials
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Professional Services - 0.3%
CoStar Group, Inc.*	26,784	1,865,238

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	22,089	1,744,148
Compass, Inc., Class A*(b)	1,943	5,557
Howard Hughes Corp. (The)*	2,607	165,883
Jones Lang LaSalle, Inc.*	3,302	571,246
Opendoor Technologies, Inc.*	26,601	115,182
Redfin Corp.*(b)	7,241	59,304
Zillow Group, Inc., Class A*	2,438	81,429
Zillow Group, Inc., Class C*(b)	11,071	370,436
		3,113,185
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	7,273	290,847
MGIC Investment Corp.	20,925	299,018
New York Community Bancorp, Inc.	31,568	309,051
Radian Group, Inc.	11,680	246,565
Rocket Cos., Inc., Class A(b)	8,011	63,287
TFS Financial Corp.	3,226	46,132
UWM Holdings Corp.(b)	5,436	19,678
		1,274,578
TOTAL COMMON STOCKS (Cost $483,422,123)		412,399,980

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $712,349)	712,349	712,349

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.3%

REPURCHASE AGREEMENTS(d) - 3.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $18,762,704
(Cost $18,761,556)	18,761,556	18,761,556

Total Investments - 76.6% (Cost $502,896,028)		431,873,885
Other assets less liabilities - 23.4%		132,201,746
Net Assets - 100.0%		564,075,631

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $38,223,017.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $2,775,926, collateralized in the form of cash with a value of $712,349 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,154,911 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from November 30, 2022 – May 15, 2051. The total value of collateral is $2,867,260.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $712,349.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Financials Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
26,475,491	11/7/2022	Bank of America NA	2.88%	Dow Jones U.S. FinancialsSM Index[c]	46,027,190
92,923,259	11/7/2022	BNP Paribas SA	2.93%	Dow Jones U.S. FinancialsSM Index[c]	11,230,551
31,983,722	11/6/2023	Citibank NA	3.03%	Dow Jones U.S. FinancialsSM Index[c]	20,448,732
29,301,203	4/10/2023	Credit Suisse International	2.88%	Dow Jones U.S. FinancialsSM Index[c]	(408,748)
77,050,485	3/6/2024	Goldman Sachs International	2.93%	Dow Jones U.S. FinancialsSM Index[c]	2,346,233
36,205,381	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. FinancialsSM Index[c]	2,608,851
350,501,274	3/6/2024	Societe Generale	3.08%	Dow Jones U.S. FinancialsSM Index[c]	14,000,331
73,816,062	11/7/2022	UBS AG	2.98%	Dow Jones U.S. FinancialsSM Index[c]	12,350,590
718,256,877					108,603,730
				Total Unrealized Appreciation	109,012,478
				Total Unrealized Depreciation	(408,748)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 51.5%

REPURCHASE AGREEMENTS(a) - 51.5%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,361,306
(Cost $4,361,041)	4,361,041	4,361,041

Total Investments - 51.5% (Cost $4,361,041)		4,361,041
Other assets less liabilities - 48.5%		4,107,583
Net Assets - 100.0%		8,468,624

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
2,870,325	11/9/2022	Bank of America NA	2.53%	iShares® China Large-Cap ETF	(6,781,730)
2,472,079	4/10/2023	Citibank NA	1.58%	iShares® China Large-Cap ETF	(607,290)
4,006,065	3/7/2023	Goldman Sachs International	2.63%	iShares® China Large-Cap ETF	(1,781,776)
69,081	4/10/2023	Morgan Stanley & Co. International plc	2.78%	iShares® China Large-Cap ETF	(20,651)
4,765,321	3/7/2023	Societe Generale	1.98%	iShares® China Large-Cap ETF	(2,065,605)
2,816,840	3/7/2023	UBS AG	1.33%	iShares® China Large-Cap ETF	(2,121,056)
16,999,711					(13,378,108)
				Total Unrealized Depreciation	(13,378,108)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 77.1%

REPURCHASE AGREEMENTS(a) - 77.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $2,286,637
(Cost $2,286,498)	2,286,498	2,286,498

Total Investments - 77.1% (Cost $2,286,498)		2,286,498
Other assets less liabilities - 22.9%		677,533
Net Assets - 100.0%		2,964,031

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
429,331	11/9/2022	Bank of America NA	2.63%	Vanguard® FTSE Europe ETF Shares	(148,639)
2,234,004	4/10/2023	Citibank NA	2.53%	Vanguard® FTSE Europe ETF Shares	(490,659)
1,152,232	3/7/2023	Goldman Sachs International	1.13%	Vanguard® FTSE Europe ETF Shares	(389,796)
18,651	11/9/2023	Morgan Stanley & Co. International plc	2.78%	Vanguard® FTSE Europe ETF Shares	(6,026)
1,612,296	3/7/2023	Societe Generale	2.38%	Vanguard® FTSE Europe ETF Shares	(1,046,531)
474,571	3/7/2023	UBS AG	2.33%	Vanguard® FTSE Europe ETF Shares	(247,103)
5,921,085					(2,328,754)
				Total Unrealized Depreciation	(2,328,754)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 87.4%

Biotechnology - 14.8%
AbbVie, Inc.	28,770	3,868,414
ACADIA Pharmaceuticals, Inc.*	1,917	31,496
Agios Pharmaceuticals, Inc.*	893	22,772
Alkermes plc*	2,660	62,962
Allogene Therapeutics, Inc.*	1,213	16,630
Alnylam Pharmaceuticals, Inc.*	1,967	406,520
Amgen, Inc.	8,698	2,090,129
Arrowhead Pharmaceuticals, Inc.*	1,720	68,301
Beam Therapeutics, Inc.*	754	41,168
Biogen, Inc.*	2,385	465,981
Biohaven Pharmaceutical Holding Co. Ltd.*	1,028	153,532
BioMarin Pharmaceutical, Inc.*	3,012	268,670
Blueprint Medicines Corp.*	971	71,097
Bridgebio Pharma, Inc.*	1,753	18,407
CRISPR Therapeutics AG*	1,160	75,504
Denali Therapeutics, Inc.*(b)	1,519	42,031
Emergent BioSolutions, Inc.*	727	17,463
Exact Sciences Corp.*(b)	2,864	101,815
Exelixis, Inc.*	5,221	92,621
Fate Therapeutics, Inc.*	1,336	34,923
Gilead Sciences, Inc.	20,421	1,296,121
Halozyme Therapeutics, Inc.*(b)	2,246	91,480
Horizon Therapeutics plc*	3,743	221,623
Incyte Corp.*	3,064	215,798
Intellia Therapeutics, Inc.*	1,146	68,829
Ionis Pharmaceuticals, Inc.*	2,310	98,221
Mirati Therapeutics, Inc.*	814	65,958
Moderna, Inc.*	5,633	745,077
Natera, Inc.*	1,455	71,673
Neurocrine Biosciences, Inc.*(b)	1,557	162,909
Novavax, Inc.*(b)	1,271	41,994
Regeneron Pharmaceuticals, Inc.*	1,759	1,022,085
Sarepta Therapeutics, Inc.*	1,425	155,866
Seagen, Inc.*	2,186	337,278
Twist Bioscience Corp.*	916	36,750
Ultragenyx Pharmaceutical, Inc.*	1,138	54,271
United Therapeutics Corp.*	738	167,246
Vertex Pharmaceuticals, Inc.*	4,162	1,172,685
Vir Biotechnology, Inc.*	1,207	28,666
		14,004,966
Health Care Equipment & Supplies - 16.6%
Abbott Laboratories	28,507	2,926,244
ABIOMED, Inc.*	743	192,645
Align Technology, Inc.*	1,193	290,734
Baxter International, Inc.	8,198	471,057
Becton Dickinson and Co.	4,641	1,171,481
Boston Scientific Corp.*	23,267	937,893
Cooper Cos., Inc. (The)(b)	802	230,527
DENTSPLY SIRONA, Inc.	3,508	114,957
Dexcom, Inc.*	6,391	525,404
Edwards Lifesciences Corp.*	10,120	911,812
Embecta Corp.	941	30,037
Enovis Corp.*	765	38,747
Envista Holdings Corp.*	2,647	98,177
Globus Medical, Inc., Class A*	1,290	76,355
Haemonetics Corp.*	832	62,425
Hologic, Inc.*	4,060	274,294
ICU Medical, Inc.*	327	51,993
IDEXX Laboratories, Inc.*	1,367	475,197
Insulet Corp.*(b)	1,130	288,681
Integra LifeSciences Holdings Corp.*	1,165	55,582
Intuitive Surgical, Inc.*	5,844	1,202,345
Masimo Corp.*	831	122,066
Medtronic plc	21,836	1,919,821
Neogen Corp.*(b)	1,753	36,638
Novocure Ltd.*(b)	1,464	120,238
NuVasive, Inc.*	847	36,006
Omnicell, Inc.*	720	73,649
Penumbra, Inc.*	576	94,562
QuidelOrtho Corp.*	814	64,518
ResMed, Inc.	2,382	523,849
Shockwave Medical, Inc.*	583	173,069
STAAR Surgical Co.*	778	73,591
STERIS plc	1,631	328,451
Stryker Corp.	5,478	1,124,086
Tandem Diabetes Care, Inc.*	1,041	47,615
Teleflex, Inc.	763	172,636
Zimmer Biomet Holdings, Inc.	3,411	362,657
Zimvie, Inc.*	338	5,144
		15,705,183
Health Care Providers & Services - 20.2%
1Life Healthcare, Inc.*	2,810	48,360
Acadia Healthcare Co., Inc.*	1,474	120,765
agilon health, Inc.*	793	16,479
Amedisys, Inc.*	530	62,779
Centene Corp.*	9,518	854,145
Chemed Corp.	244	116,190
Cigna Corp.	5,166	1,464,303
Covetrus, Inc.*	1,702	35,521
CVS Health Corp.	21,333	2,093,834
DaVita, Inc.*	985	84,011
Elevance Health, Inc.	3,926	1,904,542
Encompass Health Corp.	1,626	78,975
Enhabit, Inc.*	810	13,446
Guardant Health, Inc.*	1,659	83,050
HCA Healthcare, Inc.	3,705	733,108
HealthEquity, Inc.*	1,372	90,662
Henry Schein, Inc.*	2,249	165,099
Humana, Inc.	2,063	993,912
Invitae Corp.*	3,433	10,436
Laboratory Corp. of America Holdings	1,510	340,158
LHC Group, Inc.*	506	81,704
McKesson Corp.	2,365	867,955
Molina Healthcare, Inc.*	955	322,188
Oak Street Health, Inc.*	2,276	59,631
Premier, Inc., Class A	1,921	67,696
Quest Diagnostics, Inc.	1,910	239,342
R1 RCM, Inc.*	2,185	47,742
Signify Health, Inc., Class A*(b)	400	11,160
Tenet Healthcare Corp.*	1,753	99,044
UnitedHealth Group, Inc.	15,274	7,932,246
Universal Health Services, Inc., Class B	1,095	107,135
		19,145,618
Health Care Technology - 0.1%
American Well Corp., Class A*(b)	3,267	14,865
Doximity, Inc., Class A*(b)	1,509	50,084
GoodRx Holdings, Inc., Class A*	1,144	6,978

Ultra Health Care
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Teladoc Health, Inc.*(b)	2,620	81,377
		153,304
Life Sciences Tools & Services - 11.3%
10X Genomics, Inc., Class A*	1,528	50,409
Agilent Technologies, Inc.	4,886	626,629
Avantor, Inc.*	9,937	247,531
Azenta, Inc.	1,220	64,306
Berkeley Lights, Inc.*	682	2,503
Bio-Rad Laboratories, Inc., Class A*	353	171,219
Bio-Techne Corp.	638	211,695
Bruker Corp.	1,629	91,224
Charles River Laboratories International, Inc.*	827	169,742
Danaher Corp.	10,535	2,843,502
Illumina, Inc.*	2,556	515,392
IQVIA Holdings, Inc.*	3,081	655,205
Maravai LifeSciences Holdings, Inc., Class A*	1,774	37,023
Medpace Holdings, Inc.*	439	64,801
Mettler-Toledo International, Inc.*	369	447,398
NeoGenomics, Inc.*	2,025	20,351
Pacific Biosciences of California, Inc.*	3,652	21,401
Repligen Corp.*	839	184,051
Sotera Health Co.*	1,610	27,225
Syneos Health, Inc.*	1,670	100,384
Thermo Fisher Scientific, Inc.	6,372	3,474,779
Waters Corp.*	979	292,329
West Pharmaceutical Services, Inc.	1,206	357,808
		10,676,907
Pharmaceuticals - 24.4%
Bristol-Myers Squibb Co.	34,654	2,336,026
Catalent, Inc.*	2,917	256,696
Elanco Animal Health, Inc.*	7,717	116,758
Eli Lilly & Co.	12,840	3,867,793
Jazz Pharmaceuticals plc*	1,016	157,704
Johnson & Johnson	42,832	6,910,515
Merck & Co., Inc.	41,159	3,513,332
Nektar Therapeutics*	3,030	11,938
Organon & Co.	4,129	117,800
Perrigo Co. plc	2,190	81,950
Pfizer, Inc.	91,327	4,130,720
Royalty Pharma plc, Class A	5,882	245,927
Viatris, Inc.	19,736	188,479
Zoetis, Inc.	7,659	1,198,863
		23,134,501
TOTAL COMMON STOCKS (Cost $95,689,578)		82,820,479

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $52,092)	52,092	52,092

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 30.8%

REPURCHASE AGREEMENTS(d) - 30.8%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $29,221,728
(Cost $29,219,943)	29,219,943	29,219,943

Total Investments - 118.3% (Cost $124,961,613)		112,092,514
Liabilities in excess of other assets - (18.3%)		(17,321,876)
Net Assets - 100.0%		94,770,638

Ultra Health Care
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $58,229,423.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $663,779, collateralized in the form of cash with a value of $52,092 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $628,829 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from December 15, 2022 – May 15, 2051. The total value of collateral is $680,921.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $52,092.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
28,415,233	5/8/2023	Bank of America NA	2.78%	Dow Jones U.S. Health CareSM Index[c]	(2,561,539)
19,880,674	4/10/2023	Citibank NA	2.63%	Dow Jones U.S. Health CareSM Index[c]	(3,182,444)
24,419,653	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. Health CareSM Index[c]	(3,157,429)
471,478	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. Health CareSM Index[c]	22,642
2,999,349	3/7/2023	Societe Generale	2.98%	Dow Jones U.S. Health CareSM Index[c]	(4,625,611)
30,523,568	11/6/2023	UBS AG	2.68%	Dow Jones U.S. Health CareSM Index[c]	(5,224,907)
106,709,955					(18,729,288)
				Total Unrealized Appreciation	22,642
				Total Unrealized Depreciation	(18,751,930)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 79.7%

REPURCHASE AGREEMENTS(a) - 79.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $6,003,261
(Cost $6,002,895)	6,002,895	6,002,895

Total Investments - 79.7% (Cost $6,002,895)		6,002,895
Other assets less liabilities - 20.3%		1,525,570
Net Assets - 100.0%		7,528,465

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
5,379,351	3/7/2024	BNP Paribas SA	0.83%	iShares® iBoxx $ High Yield Corporate Bond ETF	(222,508)
4,142,176	4/10/2023	Citibank NA	2.08%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,261,344)
1,422,827	4/10/2023	Credit Suisse International	2.83%	iShares® iBoxx $ High Yield Corporate Bond ETF	(430,918)
951,088	3/7/2023	Goldman Sachs International	0.08%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,134,654)
3,165,219	11/7/2022	UBS AG	0.83%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,381,804)
15,060,661					(5,431,228)
				Total Unrealized Depreciation	(5,431,228)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 79.2%

Aerospace & Defense - 11.3%
Axon Enterprise, Inc.*	195	22,752
Boeing Co. (The)*	1,530	245,182
BWX Technologies, Inc.	252	13,137
Curtiss-Wright Corp.	105	15,455
General Dynamics Corp.	634	145,142
HEICO Corp.	118	17,971
HEICO Corp., Class A	207	25,374
Hexcel Corp.	230	13,494
Howmet Aerospace, Inc.	1,035	36,670
Huntington Ingalls Industries, Inc.	110	25,329
L3Harris Technologies, Inc.	531	121,169
Lockheed Martin Corp.	651	273,492
Mercury Systems, Inc.*	159	7,653
Northrop Grumman Corp.	403	192,630
Raytheon Technologies Corp.	4,094	367,436
Textron, Inc.	592	36,929
TransDigm Group, Inc.	142	85,255
Virgin Galactic Holdings, Inc.*(b)	491	2,902
Woodward, Inc.	166	15,450
		1,663,422
Air Freight & Logistics - 4.3%
CH Robinson Worldwide, Inc.	350	39,953
Expeditors International of Washington, Inc.	462	47,535
FedEx Corp.	656	138,291
GXO Logistics, Inc.*	280	12,427
United Parcel Service, Inc., Class B	2,022	393,299
		631,505
Building Products - 3.8%
A O Smith Corp.	359	20,265
Advanced Drainage Systems, Inc.	157	21,305
Allegion plc	242	23,014
Armstrong World Industries, Inc.	129	10,835
Builders FirstSource, Inc.*	475	27,840
Carlisle Cos., Inc.	141	41,688
Carrier Global Corp.	2,334	91,306
Fortune Brands Home & Security, Inc.	361	22,176
Johnson Controls International plc	1,913	103,570
Lennox International, Inc.	91	21,851
Masco Corp.	649	33,015
Owens Corning	268	21,904
Trane Technologies plc	644	99,221
Trex Co., Inc.*	312	14,598
Zurn Elkay Water Solutions Corp.	346	9,543
		562,131
Chemicals - 1.0%
Sherwin-Williams Co. (The)	659	152,954

Commercial Services & Supplies - 2.9%
Cimpress plc*	55	1,847
Cintas Corp.	239	97,235
Clean Harbors, Inc.*	138	16,204
MSA Safety, Inc.	100	11,886
Republic Services, Inc.	574	81,921
Stericycle, Inc.*	253	12,673
Tetra Tech, Inc.	147	19,964
Waste Management, Inc.	1,051	177,650
		419,380
Construction & Engineering - 1.2%
AECOM	389	28,455
EMCOR Group, Inc.	142	16,887
MasTec, Inc.*	158	12,719
MDU Resources Group, Inc.	559	16,854
Quanta Services, Inc.	396	55,955
Valmont Industries, Inc.	58	16,055
WillScot Mobile Mini Holdings Corp.*	612	24,566
		171,491
Construction Materials - 0.9%
Eagle Materials, Inc.	109	13,039
Martin Marietta Materials, Inc.	171	59,458
Vulcan Materials Co.	365	60,769
		133,266
Containers & Packaging - 2.6%
Amcor plc	4,135	49,661
AptarGroup, Inc.	181	18,609
Ardagh Metal Packaging SA(b)	399	2,454
Avery Dennison Corp.	225	41,315
Ball Corp.	880	49,113
Berry Global Group, Inc.*	359	19,504
Crown Holdings, Inc.	339	30,710
Graphic Packaging Holding Co.	780	17,371
International Paper Co.	1,019	42,411
Packaging Corp. of America	257	35,188
Sealed Air Corp.	403	21,685
Silgan Holdings, Inc.	231	10,522
Sonoco Products Co.	269	16,952
Westrock Co.	701	28,454
		383,949
Electrical Equipment - 4.3%
Acuity Brands, Inc.	96	15,737
AMETEK, Inc.	636	76,422
ChargePoint Holdings, Inc.*(b)	491	7,989
Eaton Corp. plc	1,098	150,031
Emerson Electric Co.	1,633	133,481
EnerSys	114	7,110
Generac Holdings, Inc.*	176	38,792
Hubbell, Inc.	147	30,326
nVent Electric plc	458	15,096
Regal Rexnord Corp.	185	25,454
Rockwell Automation, Inc.	319	75,584
Sensata Technologies Holding plc	431	17,361
Shoals Technologies Group, Inc., Class A*	309	8,148
Sunrun, Inc.*	579	19,124
Vertiv Holdings Co.	840	9,685
		630,340
Electronic Equipment, Instruments & Components - 4.5%
Amphenol Corp., Class A	1,643	120,810
Arrow Electronics, Inc.*	182	19,075
Avnet, Inc.	269	11,806
Cognex Corp.	478	20,129
Corning, Inc.	2,092	71,797
II-VI, Inc.*	360	17,003
IPG Photonics Corp.*	96	8,697
Itron, Inc.*	123	5,852
Jabil, Inc.	388	23,396
Keysight Technologies, Inc.*	501	82,109
Littelfuse, Inc.	68	16,131
National Instruments Corp.	360	14,314
TE Connectivity Ltd.	886	111,822

Ultra Industrials
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Teledyne Technologies, Inc.*	129	47,519
Trimble, Inc.*	689	43,579
Vontier Corp.	444	9,733
Zebra Technologies Corp., Class A*	144	43,436
		667,208
Industrial Conglomerates - 5.3%
3M Co.	1,565	194,608
General Electric Co.	3,028	222,376
Honeywell International, Inc.	1,872	354,463
		771,447
IT Services - 13.6%
Accenture plc, Class A	1,742	502,499
Affirm Holdings, Inc.*	454	10,637
Automatic Data Processing, Inc.	1,149	280,827
Block, Inc., Class A*	1,385	95,440
Broadridge Financial Solutions, Inc.	322	55,117
Concentrix Corp.	119	14,968
Euronet Worldwide, Inc.*	140	12,412
Fidelity National Information Services, Inc.	1,680	153,502
Fiserv, Inc.*	1,601	162,005
FleetCor Technologies, Inc.*	212	45,056
Genpact Ltd.	470	22,081
Global Payments, Inc.	775	96,278
Jack Henry & Associates, Inc.	201	38,632
Marqeta, Inc., Class A*	999	7,782
Maximus, Inc.	168	10,179
Paychex, Inc.	885	109,156
PayPal Holdings, Inc.*	3,186	297,700
Shift4 Payments, Inc., Class A*	147	6,658
SS&C Technologies Holdings, Inc.	610	34,014
TaskUS, Inc., Class A*	77	1,146
Toast, Inc., Class A*	669	12,664
Western Union Co. (The)	1,061	15,724
WEX, Inc.*	123	18,973
		2,003,450
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	347	46,866

Machinery - 11.5%
AGCO Corp.	168	18,263
Allison Transmission Holdings, Inc.	268	9,718
Caterpillar, Inc.	1,467	270,970
Chart Industries, Inc.*	98	18,998
Crane Holdings Co.	131	12,361
Cummins, Inc.	388	83,564
Deere & Co.	768	280,512
Donaldson Co., Inc.	339	17,408
Dover Corp.	397	49,609
Esab Corp.	125	5,136
Flowserve Corp.	360	10,969
Fortive Corp.	987	62,507
Gates Industrial Corp. plc*	263	2,819
Graco, Inc.	466	29,749
IDEX Corp.	208	41,852
Illinois Tool Works, Inc.	779	151,773
Ingersoll Rand, Inc.	1,116	52,865
ITT, Inc.	229	16,609
Lincoln Electric Holdings, Inc.	160	21,870
Middleby Corp. (The)*	149	21,429
Nikola Corp.*(b)	591	3,168
Nordson Corp.	148	33,621
Oshkosh Corp.	182	14,516
Otis Worldwide Corp.	1,164	84,064
PACCAR, Inc.	956	83,660
Parker-Hannifin Corp.	353	93,545
Pentair plc	455	20,247
RBC Bearings, Inc.*(b)	79	19,014
Snap-on, Inc.	146	31,808
Timken Co. (The)	187	11,779
Toro Co. (The)	288	23,884
Westinghouse Air Brake Technologies Corp.	503	44,088
Xylem, Inc.	495	45,095
		1,687,470
Marine - 0.1%
Kirby Corp.*	165	11,065

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	226	12,256

Professional Services - 3.3%
Alight, Inc., Class A*	704	5,547
ASGN, Inc.*	141	13,635
Booz Allen Hamilton Holding Corp.	366	35,026
CACI International, Inc., Class A*	64	17,976
Clarivate plc*	1,074	12,533
Dun & Bradstreet Holdings, Inc.	418	5,956
Equifax, Inc.	337	63,609
FTI Consulting, Inc.*	96	15,418
Insperity, Inc.	99	10,793
Jacobs Solutions, Inc.	354	44,101
KBR, Inc.	383	18,499
Leidos Holdings, Inc.	376	35,739
ManpowerGroup, Inc.	144	10,558
Nielsen Holdings plc	990	27,562
Robert Half International, Inc.	304	23,399
Science Applications International Corp.	154	14,025
TransUnion	530	39,151
TriNet Group, Inc.*	104	8,570
Upwork, Inc.*	336	5,846
Verisk Analytics, Inc.	434	81,227
		489,170
Road & Rail - 6.2%
CSX Corp.	5,982	189,330
Hertz Global Holdings, Inc.*(b)	137	2,529
JB Hunt Transport Services, Inc.	230	40,025
Knight-Swift Transportation Holdings, Inc.	449	22,679
Landstar System, Inc.	102	14,956
Norfolk Southern Corp.	656	159,493
Old Dominion Freight Line, Inc.	252	68,395
Saia, Inc.*	73	15,098
TuSimple Holdings, Inc., Class A*(b)	98	705
Union Pacific Corp.	1,729	388,178
XPO Logistics, Inc.*	273	14,311
		915,699
Trading Companies & Distributors - 2.0%
Air Lease Corp.	287	10,435

Ultra Industrials

Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Applied Industrial Technologies, Inc.	105	11,132
Core & Main, Inc., Class A*	157	3,700
Fastenal Co.	1,585	79,773
MSC Industrial Direct Co., Inc., Class A	130	10,297
SiteOne Landscape Supply, Inc.*	123	15,395
United Rentals, Inc.*	197	57,532
Univar Solutions, Inc.*	466	11,753
Watsco, Inc.	92	25,027
WW Grainger, Inc.	119	66,038
		291,082
TOTAL COMMON STOCKS (Cost $14,970,993)		11,644,151

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $17,036)	17,036	17,036

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 14.0%

REPURCHASE AGREEMENTS(d) - 14.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $2,053,416
(Cost $2,053,292)	2,053,292	2,053,292

Total Investments - 93.3% (Cost $17,041,321)		13,714,479
Other assets less liabilities - 6.7%		991,378
Net Assets - 100.0%		14,705,857

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,955,778.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $34,827, collateralized in the form of cash with a value of $17,036 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $18,353 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $35,389.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $17,036.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,351,909	5/8/2023	Bank of America NA	2.63%	Dow Jones U.S. IndustrialsSM Index	(1,490,060)
589,131	3/7/2024	BNP Paribas SA	2.88%	Dow Jones U.S. IndustrialsSM Index	66,215
4,130,343	11/7/2022	Citibank NA	2.63%	Dow Jones U.S. IndustrialsSM Index	(1,183,142)
5,034,228	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. IndustrialsSM Index	(1,649,576)
757,061	4/10/2023	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. IndustrialsSM Index	(65,367)
1,832,547	3/7/2023	Societe Generale	2.88%	Dow Jones U.S. IndustrialsSM Index	(603,381)
2,145,466	3/7/2023	UBS AG	2.68%	Dow Jones U.S. IndustrialsSM Index	(425,413)
17,840,685					(5,350,724)
				Total Unrealized Appreciation	66,215
				Total Unrealized Depreciation	(5,416,939)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 82.7%

Aerospace & Defense - 1.1%
Axon Enterprise, Inc.*	3,411	397,996
Curtiss-Wright Corp.	1,847	271,860
Hexcel Corp.	4,035	236,733
Mercury Systems, Inc.*	2,770	133,320
Woodward, Inc.	2,912	271,020
		1,310,929
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	4,886	216,841

Airlines - 0.1%
JetBlue Airways Corp.*	15,401	119,974

Auto Components - 1.2%
Adient plc*	4,552	151,126
Dana, Inc.	6,880	106,434
Fox Factory Holding Corp.*	2,025	188,750
Gentex Corp.	11,256	307,176
Goodyear Tire & Rubber Co. (The)*	13,563	190,289
Lear Corp.	2,870	397,897
Visteon Corp.*	1,349	161,651
		1,503,323
Automobiles - 0.4%
Harley-Davidson, Inc.	7,078	272,999
Thor Industries, Inc.(b)	2,643	214,109
		487,108
Banks - 5.9%
Associated Banc-Corp.	7,203	144,348
Bank of Hawaii Corp.(b)	1,935	150,969
Bank OZK	5,424	219,835
Cadence Bank	8,811	224,504
Cathay General Bancorp	3,609	151,361
Commerce Bancshares, Inc.	5,274	362,693
Cullen/Frost Bankers, Inc.	2,740	356,090
East West Bancorp, Inc.	6,815	491,839
First Financial Bankshares, Inc.(b)	6,166	262,117
First Horizon Corp.	25,683	580,949
FNB Corp.	16,200	193,104
Fulton Financial Corp.	8,015	130,083
Glacier Bancorp, Inc.	5,213	264,195
Hancock Whitney Corp.	4,147	200,010
Home BancShares, Inc.	9,083	213,723
International Bancshares Corp.	2,548	106,328
Old National Bancorp	14,068	234,795
PacWest Bancorp	5,639	148,475
Pinnacle Financial Partners, Inc.	3,666	295,883
Prosperity Bancshares, Inc.	4,428	313,857
Synovus Financial Corp.	6,979	280,277
Texas Capital Bancshares, Inc.*	2,437	143,856
UMB Financial Corp.	2,068	185,024
Umpqua Holdings Corp.	10,421	184,868
United Bankshares, Inc.	6,519	241,855
Valley National Bancorp	20,178	234,468
Washington Federal, Inc.	3,136	100,383
Webster Financial Corp.	8,553	402,419
Wintrust Financial Corp.	2,894	244,080
		7,062,388
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A*	450	151,686
Celsius Holdings, Inc.*	1,851	191,560
Coca-Cola Consolidated, Inc.	221	104,827
		448,073
Biotechnology - 1.4%
Arrowhead Pharmaceuticals, Inc.*	5,078	201,647
Exelixis, Inc.*	15,400	273,196
Halozyme Therapeutics, Inc.*	6,624	269,796
Neurocrine Biosciences, Inc.*	4,590	480,252
United Therapeutics Corp.*	2,175	492,898
		1,717,789
Building Products - 2.0%
Builders FirstSource, Inc.*	8,296	486,229
Carlisle Cos., Inc.	2,482	733,828
Lennox International, Inc.	1,586	380,830
Owens Corning	4,661	380,944
Simpson Manufacturing Co., Inc.	2,072	191,950
Trex Co., Inc.*	5,436	254,350
		2,428,131
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	1,856	236,380
Evercore, Inc., Class A	1,950	182,696
Federated Hermes, Inc., Class B	4,401	149,898
Interactive Brokers Group, Inc., Class A	4,199	258,617
Janus Henderson Group plc	8,056	188,510
Jefferies Financial Group, Inc.	9,202	295,292
SEI Investments Co.	5,010	274,047
Stifel Financial Corp.	5,119	303,608
		1,889,048
Chemicals - 2.2%
Ashland, Inc.	2,437	247,989
Avient Corp.	4,391	192,457
Cabot Corp.	2,710	195,039
Chemours Co. (The)	7,464	251,761
Ingevity Corp.*	1,861	130,530
Minerals Technologies, Inc.	1,583	92,226
NewMarket Corp.	325	93,343
Olin Corp.	6,665	364,309
RPM International, Inc.	6,219	579,362
Scotts Miracle-Gro Co. (The)	1,942	130,017
Sensient Technologies Corp.	2,019	160,854
Valvoline, Inc.	8,555	248,694
		2,686,581
Commercial Services & Supplies - 1.3%
Brink's Co. (The)	2,256	124,712
Clean Harbors, Inc.*	2,404	282,278
IAA, Inc.*	6,435	239,768
MillerKnoll, Inc.	3,639	100,728
MSA Safety, Inc.	1,754	208,480
Stericycle, Inc.*	4,422	221,498
Tetra Tech, Inc.	2,577	349,982
		1,527,446
Communications Equipment - 0.8%
Calix, Inc.*	2,668	157,012
Ciena Corp.*	7,305	370,656
Lumentum Holdings, Inc.*	3,314	276,885
Viasat, Inc.*	3,574	135,740
		940,293
Construction & Engineering - 1.6%
AECOM	6,788	496,542

Ultra MidCap400
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Dycom Industries, Inc.*	1,422	159,435
EMCOR Group, Inc.	2,455	291,949
Fluor Corp.*(b)	6,819	180,294
MasTec, Inc.*	2,744	220,892
MDU Resources Group, Inc.	9,764	294,385
Valmont Industries, Inc.	1,025	283,740
		1,927,237
Construction Materials - 0.2%
Eagle Materials, Inc.	1,898	227,039

Consumer Finance - 0.5%
Bread Financial Holdings, Inc.	2,390	91,848
FirstCash Holdings, Inc.	1,891	147,422
Navient Corp.	7,100	109,269
SLM Corp.	12,924	197,479
		546,018
Containers & Packaging - 0.7%
AptarGroup, Inc.	3,149	323,749
Greif, Inc., Class A	1,277	85,623
Silgan Holdings, Inc.	4,044	184,204
Sonoco Products Co.	4,681	294,996
		888,572
Diversified Consumer Services - 0.9%
Graham Holdings Co., Class B	189	106,866
Grand Canyon Education, Inc.*	1,552	126,302
H&R Block, Inc.	7,663	344,835
Service Corp. International	7,622	470,354
		1,048,357
Diversified Financial Services - 0.2%
Voya Financial, Inc.	4,906	301,866

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	6,146	272,821

Electric Utilities - 1.2%
ALLETE, Inc.	2,738	162,035
Hawaiian Electric Industries, Inc.	5,254	205,536
IDACORP, Inc.	2,428	265,235
OGE Energy Corp.	9,614	389,751
PNM Resources, Inc.	4,123	195,554
Portland General Electric Co.	4,285	221,406
		1,439,517
Electrical Equipment - 1.7%
Acuity Brands, Inc.	1,660	272,124
EnerSys	1,980	123,492
Hubbell, Inc.	2,576	531,429
nVent Electric plc	7,987	263,251
Regal Rexnord Corp.	3,218	442,765
Sunrun, Inc.*	10,089	333,240
Vicor Corp.*	1,037	73,772
		2,040,073
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.*	3,171	332,352
Avnet, Inc.	4,691	205,888
Belden, Inc.	2,126	139,210
Cognex Corp.	8,343	351,324
II-VI, Inc.*	6,196	292,637
IPG Photonics Corp.*	1,668	151,104
Jabil, Inc.	6,779	408,774
Littelfuse, Inc.	1,187	281,580
National Instruments Corp.	6,299	250,448
Novanta, Inc.*	1,711	228,744
TD SYNNEX Corp.	1,984	191,020
Vishay Intertechnology, Inc.	6,334	124,590
Vontier Corp.	7,729	169,420
		3,127,091
Energy Equipment & Services - 0.5%
ChampionX Corp.	9,767	213,018
NOV, Inc.	18,862	333,292
		546,310
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	2,077	141,257

Equity Real Estate Investment Trusts (REITs) - 6.7%
Apartment Income REIT Corp.	7,544	308,172
Brixmor Property Group, Inc.	14,384	308,968
Corporate Office Properties Trust	5,397	139,458
Cousins Properties, Inc.	7,141	191,736
Douglas Emmett, Inc.	8,438	164,710
EastGroup Properties, Inc.	2,002	330,390
EPR Properties	3,600	156,564
First Industrial Realty Trust, Inc.	6,339	321,261
Healthcare Realty Trust, Inc.	18,279	444,545
Highwoods Properties, Inc.	5,047	153,479
Hudson Pacific Properties, Inc.	6,943	91,717
Independence Realty Trust, Inc.	10,605	206,267
JBG SMITH Properties	5,220	114,683
Kilroy Realty Corp.	5,044	245,996
Kite Realty Group Trust	10,515	203,570
Lamar Advertising Co., Class A	4,182	392,648
Life Storage, Inc.	4,052	515,527
Macerich Co. (The)	10,305	98,619
Medical Properties Trust, Inc.	28,816	421,002
National Retail Properties, Inc.	8,447	379,270
National Storage Affiliates Trust	4,040	204,101
Omega Healthcare Investors, Inc.	11,295	368,895
Park Hotels & Resorts, Inc.	11,203	156,842
Pebblebrook Hotel Trust	6,306	111,112
Physicians Realty Trust	10,818	180,228
PotlatchDeltic Corp.	3,332	154,671
Rayonier, Inc.	7,026	249,564
Rexford Industrial Realty, Inc.	7,924	492,952
Sabra Health Care REIT, Inc.	11,088	165,987
SL Green Realty Corp.	3,079	136,007
Spirit Realty Capital, Inc.	6,450	263,483
STORE Capital Corp.	12,126	327,160
		7,999,584
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc.*	6,477	482,472
Casey's General Stores, Inc.	1,781	380,724
Grocery Outlet Holding Corp.*	4,212	168,985
Performance Food Group Co.*	7,443	372,001
Sprouts Farmers Market, Inc.*	5,263	152,101
		1,556,283
Food Products - 1.4%
Darling Ingredients, Inc.*	7,757	589,997
Flowers Foods, Inc.	9,571	261,288
Hain Celestial Group, Inc. (The)*	4,311	87,341
Ingredion, Inc.	3,180	276,883
Lancaster Colony Corp.	951	160,291
Pilgrim's Pride Corp.*	2,308	65,709
Post Holdings, Inc.*	2,683	238,143
		1,679,652

Ultra MidCap400
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - 1.3%
National Fuel Gas Co.	4,392	313,018
New Jersey Resources Corp.	4,618	203,838
ONE Gas, Inc.	2,599	203,424
Southwest Gas Holdings, Inc.	3,211	249,976
Spire, Inc.	2,502	174,865
UGI Corp.	10,082	398,239
		1,543,360
Health Care Equipment & Supplies - 2.9%
Enovis Corp.*(b)	2,256	114,268
Envista Holdings Corp.*	7,810	289,673
Globus Medical, Inc., Class A*	3,809	225,455
Haemonetics Corp.*	2,453	184,049
ICU Medical, Inc.*	964	153,276
Inari Medical, Inc.*	1,634	113,318
Integra LifeSciences Holdings Corp.*	3,434	163,836
LivaNova plc*	2,566	144,337
Masimo Corp.*	2,451	360,027
Neogen Corp.*(b)	5,177	108,199
NuVasive, Inc.*	2,499	106,232
Omnicell, Inc.*	2,123	217,162
Penumbra, Inc.*	1,702	279,417
QuidelOrtho Corp.*	2,402	190,383
Shockwave Medical, Inc.*	1,718	510,005
STAAR Surgical Co.*	2,295	217,084
Tandem Diabetes Care, Inc.*	3,071	140,468
		3,517,189
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc.*	4,347	356,150
Amedisys, Inc.*	1,563	185,137
Chemed Corp.	719	342,381
Encompass Health Corp.	4,793	232,796
HealthEquity, Inc.*	4,051	267,690
LHC Group, Inc.*	1,490	240,590
Option Care Health, Inc.*	7,175	222,138
Patterson Cos., Inc.	4,173	116,385
Progyny, Inc.*	3,400	136,714
R1 RCM, Inc.*	6,446	140,845
Tenet Healthcare Corp.*	5,171	292,162
		2,532,988
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	3,841	209,066
Choice Hotels International, Inc.	1,580	181,242
Churchill Downs, Inc.	1,644	324,016
Cracker Barrel Old Country Store, Inc.	1,116	120,461
Light & Wonder, Inc.*	4,595	226,212
Marriott Vacations Worldwide Corp.	1,988	283,131
Papa John's International, Inc.	1,531	123,751
Texas Roadhouse, Inc.	3,273	290,511
Travel + Leisure Co.	4,101	173,882
Wendy's Co. (The)	8,228	157,813
Wingstop, Inc.	1,436	163,503
Wyndham Hotels & Resorts, Inc.	4,423	288,999
		2,542,587
Household Durables - 1.1%
Helen of Troy Ltd.*	1,145	141,557
KB Home	4,164	119,299
Leggett & Platt, Inc.	6,414	245,143
Taylor Morrison Home Corp., Class A*	5,744	144,232
Tempur Sealy International, Inc.	8,428	210,784
Toll Brothers, Inc.	5,294	231,824
TopBuild Corp.*	1,574	289,238
		1,382,077
Household Products - 0.1%
Energizer Holdings, Inc.	3,147	88,431

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	2,154	201,356

Insurance - 3.5%
Alleghany Corp.*	647	544,243
American Financial Group, Inc.	3,188	407,044
Brighthouse Financial, Inc.*	3,596	170,990
CNO Financial Group, Inc.	5,565	102,452
First American Financial Corp.	5,159	276,007
Hanover Insurance Group, Inc. (The)	1,709	221,128
Kemper Corp.	2,880	132,480
Kinsale Capital Group, Inc.	1,035	262,455
Mercury General Corp.	1,276	40,704
Old Republic International Corp.	13,766	300,649
Primerica, Inc.	1,848	234,234
Reinsurance Group of America, Inc.	3,217	403,283
RenaissanceRe Holdings Ltd.	2,122	287,022
RLI Corp.	1,915	210,190
Selective Insurance Group, Inc.	2,899	230,239
Unum Group	9,657	365,517
		4,188,637
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	4,811	114,502
Ziff Davis, Inc.*	2,271	175,503
		290,005
IT Services - 1.5%
Concentrix Corp.	2,066	259,862
Euronet Worldwide, Inc.*	2,428	215,266
Genpact Ltd.	8,179	384,249
Kyndryl Holdings, Inc.*	8,626	89,883
Maximus, Inc.	2,949	178,680
Sabre Corp.*	15,670	112,667
Western Union Co. (The)	18,535	274,689
WEX, Inc.*	2,159	333,026
		1,848,322
Leisure Products - 1.0%
Brunswick Corp.	3,637	271,720
Callaway Golf Co.*	5,588	123,663
Mattel, Inc.*	16,927	374,425
Polaris, Inc.	2,684	304,017
YETI Holdings, Inc.*	4,137	152,614
		1,226,439
Life Sciences Tools & Services - 1.3%
Azenta, Inc.	3,601	189,808
Bruker Corp.	4,802	268,912
Medpace Holdings, Inc.*	1,293	190,860
Repligen Corp.*	2,475	542,941
Sotera Health Co.*	4,751	80,339
Syneos Health, Inc.*	4,926	296,102
		1,568,962
Machinery - 3.6%
AGCO Corp.	2,936	319,173
Chart Industries, Inc.*	1,721	333,633
Crane Holdings Co.	2,288	215,896

Ultra MidCap400
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Donaldson Co., Inc.	5,933	304,660
Esab Corp.	2,190	89,987
Flowserve Corp.	6,273	191,138
Graco, Inc.	8,127	518,828
ITT, Inc.	4,010	290,845
Kennametal, Inc.	3,967	92,986
Lincoln Electric Holdings, Inc.	2,789	381,228
Middleby Corp. (The)*	2,611	375,514
Oshkosh Corp.	3,158	251,882
Terex Corp.	3,328	110,556
Timken Co. (The)	3,240	204,088
Toro Co. (The)	5,021	416,392
Watts Water Technologies, Inc., Class A	1,318	182,569
		4,279,375
Marine - 0.2%
Kirby Corp.*	2,895	194,139

Media - 0.7%
Cable One, Inc.	238	270,130
John Wiley & Sons, Inc., Class A	2,083	95,880
New York Times Co. (The), Class A	8,005	244,072
TEGNA, Inc.	10,624	227,354
		837,436
Metals & Mining - 2.6%
Alcoa Corp.	8,857	438,244
Cleveland-Cliffs, Inc.*	22,929	395,984
Commercial Metals Co.	5,834	236,335
MP Materials Corp.*	3,580	125,264
Reliance Steel & Aluminum Co.	2,974	559,053
Royal Gold, Inc.	3,152	289,669
Steel Dynamics, Inc.	8,609	694,918
United States Steel Corp.	12,516	286,241
Worthington Industries, Inc.	1,542	78,627
		3,104,335
Multiline Retail - 0.5%
Kohl's Corp.	6,174	175,465
Macy's, Inc.	13,679	236,920
Nordstrom, Inc.	5,357	91,658
Ollie's Bargain Outlet Holdings, Inc.*	2,802	154,979
		659,022
Multi-Utilities - 0.3%
Black Hills Corp.	3,113	234,969
NorthWestern Corp.	2,600	137,748
		372,717
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Corp.	15,618	157,273
CNX Resources Corp.*	9,365	165,480
DT Midstream, Inc.	4,646	256,506
EQT Corp.	14,195	678,521
Equitrans Midstream Corp.	19,532	181,062
HF Sinclair Corp.	7,182	377,989
Matador Resources Co.	5,332	317,787
Murphy Oil Corp.	7,013	273,297
PDC Energy, Inc.	4,583	311,231
Range Resources Corp.*	12,447	409,008
Southwestern Energy Co.*	53,599	401,456
Targa Resources Corp.	10,950	747,118
		4,276,728
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,943	213,829

Personal Products - 0.3%
BellRing Brands, Inc.*	5,922	140,292
Coty, Inc., Class A*	16,519	124,058
Nu Skin Enterprises, Inc., Class A	2,412	98,747
		363,097
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals plc*	2,992	464,418
Perrigo Co. plc	6,460	241,733
		706,151
Professional Services - 1.5%
ASGN, Inc.*	2,453	237,205
CACI International, Inc., Class A*	1,126	316,260
FTI Consulting, Inc.*	1,654	265,632
Insperity, Inc.	1,711	186,533
KBR, Inc.	6,701	323,658
ManpowerGroup, Inc.	2,534	185,793
Science Applications International Corp.	2,680	244,068
		1,759,149
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	2,345	405,685

Road & Rail - 1.5%
Avis Budget Group, Inc.*	1,647	275,675
Knight-Swift Transportation Holdings, Inc.	7,855	396,756
Landstar System, Inc.	1,781	261,148
Ryder System, Inc.	2,455	187,660
Saia, Inc.*	1,268	262,261
Werner Enterprises, Inc.	2,843	113,123
XPO Logistics, Inc.*	4,751	249,047
		1,745,670
Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc.	4,819	97,006
Cirrus Logic, Inc.*	2,751	210,974
First Solar, Inc.*	4,761	607,266
Lattice Semiconductor Corp.*	6,608	356,171
MACOM Technology Solutions Holdings, Inc.*	2,349	129,547
MKS Instruments, Inc.	2,673	266,258
Power Integrations, Inc.	2,801	200,356
Semtech Corp.*	3,048	140,787
Silicon Laboratories, Inc.*	1,754	219,829
SiTime Corp.*	747	79,488
SunPower Corp.*(b)	4,008	96,192
Synaptics, Inc.*	1,903	220,006
Universal Display Corp.	2,085	232,957
Wolfspeed, Inc.*(b)	5,937	673,671
		3,530,508
Software - 2.4%
ACI Worldwide, Inc.*	5,511	130,611
Aspen Technology, Inc.*	1,344	283,046
Blackbaud, Inc.*	2,186	114,328
CommVault Systems, Inc.*	2,141	116,235
Envestnet, Inc.*	2,651	138,833
Fair Isaac Corp.*	1,244	559,054
Manhattan Associates, Inc.*	3,031	428,159
NCR Corp.*	6,558	203,626
Paylocity Holding Corp.*	1,907	459,587
Qualys, Inc.*	1,604	243,647

Ultra MidCap400
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Teradata Corp.*	5,028	165,421
		2,842,547
Specialty Retail - 2.5%
American Eagle Outfitters, Inc.(b)	7,394	83,256
AutoNation, Inc.*	1,709	212,941
Dick's Sporting Goods, Inc.	2,787	296,453
Five Below, Inc.*	2,666	340,928
Foot Locker, Inc.	4,014	147,876
GameStop Corp., Class A*(b)	11,875	340,100
Gap, Inc. (The)	10,121	92,506
Lithia Motors, Inc., Class A	1,390	368,962
Murphy USA, Inc.	1,069	310,192
RH*	845	216,244
Victoria's Secret & Co.*	3,261	109,048
Williams-Sonoma, Inc.	3,361	499,949
		3,018,455
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	5,725	95,149

Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd.*	7,088	334,412
Carter's, Inc.	1,935	142,900
Columbia Sportswear Co.	1,601	114,055
Crocs, Inc.*	2,957	217,931
Deckers Outdoor Corp.*	1,308	420,614
Hanesbrands, Inc.	16,747	145,866
Skechers USA, Inc., Class A*	6,476	244,793
Under Armour, Inc., Class A*	9,059	76,277
Under Armour, Inc., Class C*	9,733	73,873
		1,770,721
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	5,165	206,548
MGIC Investment Corp.	14,867	212,449
New York Community Bancorp, Inc.	22,425	219,541
		638,538
Trading Companies & Distributors - 0.8%
GATX Corp.	1,710	165,203
MSC Industrial Direct Co., Inc., Class A	2,266	179,490
Univar Solutions, Inc.*	8,125	204,912
Watsco, Inc.(b)	1,594	433,616
		983,221
Water Utilities - 0.4%
Essential Utilities, Inc.	11,057	543,451

TOTAL COMMON STOCKS (Cost $97,597,955)		99,349,877

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $347,341)	347,341	347,341

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 25.2%

REPURCHASE AGREEMENTS(d) - 25.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $30,341,405
(Cost $30,339,551)	30,339,551	30,339,551

Total Investments - 108.2% (Cost $128,284,847)		130,036,769
Liabilities in excess of other assets - (8.2%)		(9,844,389)
Net Assets - 100.0%		120,192,380

Ultra MidCap400
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $48,578,197.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $962,642, collateralized in the form of cash with a value of $347,341 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $654,478 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.75%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $1,001,819.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $347,341.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	9/16/2022	USD	$486,060	$45,936

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
13,380,499	5/8/2023	Bank of America NA	2.73%	S&P MidCap 400®	(3,409,493)
26,357,444	5/8/2023	BNP Paribas SA	2.78%	S&P MidCap 400®	(7,973,099)
15,750,773	4/10/2023	Citibank NA	2.73%	S&P MidCap 400®	(3,378,138)
15,249,977	3/7/2023	Goldman Sachs International	2.83%	S&P MidCap 400®	(2,941,590)
22,407,546	3/7/2023	Goldman Sachs International	2.60%	SPDR® S&P MidCap 400® ETF Trust	(5,240,789)
11,666,609	11/7/2022	Morgan Stanley & Co. International plc	2.88%	S&P MidCap 400®	(192,276)
21,762,760	3/7/2023	Societe Generale	2.60%	S&P MidCap 400®	(4,471,619)
13,883,726	3/7/2023	UBS AG	2.68%	S&P MidCap 400®	(4,718,778)
140,459,334					(32,325,782)
				Total Unrealized Depreciation	(32,325,782)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 51.7%

REPURCHASE AGREEMENTS(a) - 51.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $2,224,452
(Cost $2,224,316)	2,224,316	2,224,316

Total Investments - 51.7% (Cost $2,224,316)		2,224,316
Other assets less liabilities - 48.3%		2,079,154
Net Assets - 100.0%		4,303,470

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
271,456	11/9/2022	Bank of America NA	2.63%	iShares® MSCI Brazil Capped ETF	(1,184,673)
6,256,368	4/10/2023	Citibank NA	2.63%	iShares® MSCI Brazil Capped ETF	(747,533)
610,602	4/10/2023	Goldman Sachs International	1.33%	iShares® MSCI Brazil Capped ETF	(1,434,474)
91,314	4/10/2023	Morgan Stanley & Co. International plc	2.78%	iShares® MSCI Brazil Capped ETF	9,716
32,283	4/10/2023	Societe Generale	2.33%	iShares® MSCI Brazil Capped ETF	(537,688)
1,381,695	4/10/2023	UBS AG	2.33%	iShares® MSCI Brazil Capped ETF	(619,280)
8,643,718					(4,513,932)
				Total Unrealized Appreciation	9,716
				Total Unrealized Depreciation	(4,523,648)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 65.1%

REPURCHASE AGREEMENTS(a) - 65.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,154,404
(Cost $4,154,151)	4,154,151	4,154,151

Total Investments - 65.1% (Cost $4,154,151)		4,154,151
Other assets less liabilities - 34.9%		2,224,396
Net Assets - 100.0%		6,378,547

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
7,178,784	11/9/2022	Bank of America NA	2.63%	iShares® MSCI EAFE ETF	(1,402,693)
2,915,723	4/10/2023	Citibank NA	2.73%	iShares® MSCI EAFE ETF	(1,281,817)
732,760	3/7/2023	Goldman Sachs International	2.93%	iShares® MSCI EAFE ETF	(426,716)
2,356	11/9/2023	Morgan Stanley & Co. International plc	2.78%	iShares® MSCI EAFE ETF	(642)
345,175	3/7/2023	Societe Generale	2.83%	iShares® MSCI EAFE ETF	(1,018,132)
1,606,887	3/7/2023	UBS AG	2.53%	iShares® MSCI EAFE ETF	(938,392)
12,781,685					(5,068,392)
				Total Unrealized Depreciation	(5,068,392)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 65.6%

REPURCHASE AGREEMENTS(a) - 65.6%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $14,926,977
(Cost $14,926,063)	14,926,063	14,926,063

Total Investments - 65.6% (Cost $14,926,063)		14,926,063
Other assets less liabilities - 34.4%		7,818,038
Net Assets - 100.0%		22,744,101

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
14,017,299	5/8/2023	Bank of America NA	2.58%	iShares® MSCI Emerging Markets ETF	(5,764,822)
3,145,254	4/10/2023	Citibank NA	2.48%	iShares® MSCI Emerging Markets ETF	(576,559)
3,866,841	3/7/2023	Goldman Sachs International	2.63%	iShares® MSCI Emerging Markets ETF	(682,898)
96,474	4/10/2023	Morgan Stanley & Co. International plc	2.78%	iShares® MSCI Emerging Markets ETF	(27,157)
2,182,481	3/7/2023	Societe Generale	2.08%	iShares® MSCI Emerging Markets ETF	(1,978,029)
22,202,834	11/9/2022	UBS AG	2.13%	iShares® MSCI Emerging Markets ETF	(14,712,952)
45,511,183					(23,742,417)
				Total Unrealized Depreciation	(23,742,417)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 53.3%

iShares MSCI Japan ETF
(Cost $3,349,572)	49,500	2,652,705

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.2%

REPURCHASE AGREEMENTS(a) - 20.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $1,006,338
(Cost $1,006,276)	1,006,276	1,006,276

Total Investments - 73.5% (Cost $4,355,848)		3,658,981
Other assets less liabilities - 26.5%		1,319,159
Net Assets - 100.0%		4,978,140

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
1,226,589	12/14/2023	Bank of America NA	2.68%	iShares® MSCI Japan ETF	(209,521)
4,302,425	12/12/2022	Citibank NA	2.83%	iShares® MSCI Japan ETF	(1,542,255)
88,597	12/14/2023	Credit Suisse International	3.03%	iShares® MSCI Japan ETF	(23,328)
18,205	3/7/2023	Goldman Sachs International	2.83%	iShares® MSCI Japan ETF	(877,248)
156,562	11/9/2023	Morgan Stanley & Co. International plc	2.78%	iShares® MSCI Japan ETF	(41,170)
445,413	3/7/2023	Societe Generale	2.48%	iShares® MSCI Japan ETF	(212,081)
1,077,818	12/14/2023	UBS AG	2.33%	iShares® MSCI Japan ETF	(109,369)
7,315,609					(3,014,972)
				Total Unrealized Depreciation	(3,014,972)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.4%

Biotechnology - 70.5%
4D Molecular Therapeutics, Inc.*	2,831	22,252
89bio, Inc.*(b)	3,420	15,253
Abcam plc, ADR*(b)	2,165	32,302
AC Immune SA*(b)	7,321	22,109
ACADIA Pharmaceuticals, Inc.*	14,145	232,402
Achilles Therapeutics plc, ADR*	3,428	9,975
Acumen Pharmaceuticals, Inc.*	3,549	20,194
Adaptimmune Therapeutics plc, ADR*	12,065	23,889
Adicet Bio, Inc.*	3,501	49,574
ADMA Biologics, Inc.*	17,203	46,448
Adverum Biotechnologies, Inc.*(b)	8,653	10,037
Aeglea BioTherapeutics, Inc.*	5,360	2,803
Aerovate Therapeutics, Inc.*(b)	2,138	42,397
Affimed NV*	13,081	34,272
Agios Pharmaceuticals, Inc.*	4,800	122,400
Akebia Therapeutics, Inc.*(b)	16,084	5,859
Akero Therapeutics, Inc.*	3,064	36,002
Akouos, Inc.*(b)	3,033	10,161
Alaunos Therapeutics, Inc.*(b)	18,920	46,543
Alector, Inc.*	7,214	74,665
Aligos Therapeutics, Inc.*	3,470	4,338
Alkermes plc*	14,319	338,931
Allakos, Inc.*(b)	4,800	23,280
Allogene Therapeutics, Inc.*	12,570	172,335
Allovir, Inc.*	8,131	61,064
Alnylam Pharmaceuticals, Inc.*	10,586	2,187,809
Alpine Immune Sciences, Inc.*	2,656	19,947
Altimmune, Inc.*	4,294	94,812
ALX Oncology Holdings, Inc.*	3,564	46,332
Amarin Corp. plc, ADR*	34,623	40,855
Amgen, Inc.	25,476	6,121,883
Amicus Therapeutics, Inc.*	24,546	275,652
AnaptysBio, Inc.*	2,470	57,353
Anavex Life Sciences Corp.*	6,782	65,039
Annexon, Inc.*(b)	4,169	24,514
Apellis Pharmaceuticals, Inc.*	9,332	564,679
Applied Molecular Transport, Inc.*	3,387	5,013
Applied Therapeutics, Inc.*	4,052	5,551
Arbutus Biopharma Corp.*	12,979	28,813
Arcturus Therapeutics Holdings, Inc.*	2,315	32,503
Arcutis Biotherapeutics, Inc.*(b)	5,269	142,000
Argenx SE, ADR*	2,604	983,973
Arrowhead Pharmaceuticals, Inc.*	9,268	368,032
Ascendis Pharma A/S, ADR*	4,860	435,310
Atara Biotherapeutics, Inc.*	8,185	32,822
Athenex, Inc.*	9,798	4,698
Aurinia Pharmaceuticals, Inc.*	12,408	91,323
Autolus Therapeutics plc, ADR*	5,069	16,728
Avidity Biosciences, Inc.*	4,360	85,543
Avrobio, Inc.*	3,829	3,638
Beam Therapeutics, Inc.*	6,156	336,118
BeiGene Ltd., ADR*	4,310	739,855
BELLUS Health, Inc.*	10,791	123,017
Bicycle Therapeutics plc, ADR*(b)	2,232	59,036
BioAtla, Inc.*(b)	3,148	27,419
BioCryst Pharmaceuticals, Inc.*	16,262	226,042
Biogen, Inc.*	12,830	2,506,725
BioMarin Pharmaceutical, Inc.*	16,209	1,445,843
Biomea Fusion, Inc.*	2,555	29,382
BioNTech SE, ADR	7,720	1,116,621
Black Diamond Therapeutics, Inc.*(b)	3,179	10,141
Bluebird Bio, Inc.*	6,247	36,482
Blueprint Medicines Corp.*	5,219	382,135
Bolt Biotherapeutics, Inc.*(b)	3,284	5,911
Bridgebio Pharma, Inc.*	12,940	135,870
Brooklyn ImmunoTherapeutics, Inc.*(b)	5,035	2,072
C4 Therapeutics, Inc.*	4,275	43,092
Cabaletta Bio, Inc.*	2,539	2,424
Candel Therapeutics, Inc.*	2,513	8,720
Caribou Biosciences, Inc.*	5,319	52,499
Cellectis SA, ADR*(b)	1,636	5,415
Centessa Pharmaceuticals plc, ADR*(b)	4,223	18,370
Century Therapeutics, Inc.*(b)	5,157	54,252
ChemoCentryx, Inc.*	6,238	318,013
Chimerix, Inc.*	7,662	16,856
Chinook Therapeutics, Inc.*	5,398	112,278
Clovis Oncology, Inc.*(b)	12,606	14,119
Codiak Biosciences, Inc.*	1,970	4,236
Cogent Biosciences, Inc.*	5,583	92,064
Coherus Biosciences, Inc.*	6,783	75,834
Compass Pathways plc, ADR*(b)	2,065	33,742
Connect Biopharma Holdings Ltd., ADR*(b)	4,233	5,926
Corvus Pharmaceuticals, Inc.*	4,080	3,911
Crinetics Pharmaceuticals, Inc.*	4,686	88,472
CRISPR Therapeutics AG*	6,786	441,701
Cullinan Oncology, Inc.*	3,924	52,896
CureVac NV*	16,387	161,248
Curis, Inc.*(b)	8,028	7,787
Cyteir Therapeutics, Inc.*(b)	3,101	6,698
Cytokinetics, Inc.*	7,506	397,518
CytomX Therapeutics, Inc.*	5,729	8,594
Day One Biopharmaceuticals, Inc.*	6,301	148,010
Decibel Therapeutics, Inc.*	2,188	10,809
Deciphera Pharmaceuticals, Inc.*	5,801	94,150
Denali Therapeutics, Inc.*	10,772	298,061
Design Therapeutics, Inc.*	4,887	99,011
Dyne Therapeutics, Inc.*	4,524	44,335
Eagle Pharmaceuticals, Inc.*	1,109	36,342
Editas Medicine, Inc.*	6,016	88,435
Eiger BioPharmaceuticals, Inc.*	3,786	31,272
Enanta Pharmaceuticals, Inc.*	1,815	110,497
Erasca, Inc.*(b)	10,677	96,307
Evelo Biosciences, Inc.*(b)	9,453	20,702
Exelixis, Inc.*	28,102	498,529
Fate Therapeutics, Inc.*	8,466	221,301
FibroGen, Inc.*	8,175	101,697
Forma Therapeutics Holdings, Inc.*	4,190	56,146
Frequency Therapeutics, Inc.*	3,063	6,310
G1 Therapeutics, Inc.*	3,742	54,296
Galapagos NV, ADR*	1,207	60,422
Gamida Cell Ltd.*	5,252	13,918
Generation Bio Co.*	5,002	25,610
Genmab A/S, ADR*(b)	3,699	131,278
Geron Corp.*(b)	33,071	87,307
Gilead Sciences, Inc.	100,861	6,401,648
Global Blood Therapeutics, Inc.*(b)	5,704	387,302
Gossamer Bio, Inc.*(b)	8,212	114,557
Gracell Biotechnologies, Inc., ADR*(b)	5,664	14,217

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Graphite Bio, Inc.*	5,063	16,759
Grifols SA, ADR*	10,126	78,679
Gritstone bio, Inc.*	6,379	20,987
Halozyme Therapeutics, Inc.*	12,084	492,181
Harpoon Therapeutics, Inc.*	2,900	4,814
Homology Medicines, Inc.*	5,027	11,763
Horizon Therapeutics plc*	20,146	1,192,845
Humacyte, Inc.*(b)	9,025	32,941
Icosavax, Inc.*(b)	3,481	16,430
Ideaya Biosciences, Inc.*	3,386	33,284
IGM Biosciences, Inc.*(b)	2,400	46,584
I-Mab, ADR*	4,522	27,720
Imago Biosciences, Inc.*	2,957	42,965
Immuneering Corp., Class A*(b)	2,313	12,907
Immunic, Inc.*	2,675	11,904
ImmunityBio, Inc.*(b)	34,867	139,468
ImmunoGen, Inc.*	19,321	112,255
Immunovant, Inc.*	10,196	52,509
Impel Pharmaceuticals, Inc.*	2,030	15,875
Incyte Corp.*	19,406	1,366,765
Infinity Pharmaceuticals, Inc.*	7,810	12,574
Inhibrx, Inc.*	3,421	60,689
Inovio Pharmaceuticals, Inc.*	20,068	45,956
Insmed, Inc.*	10,471	257,796
Instil Bio, Inc.*	11,329	58,911
Intellia Therapeutics, Inc.*	6,645	399,099
Intercept Pharmaceuticals, Inc.*	2,606	45,266
Ionis Pharmaceuticals, Inc.*	12,424	528,268
Iovance Biotherapeutics, Inc.*	13,776	147,679
Ironwood Pharmaceuticals, Inc.*	13,478	145,023
iTeos Therapeutics, Inc.*	3,115	69,091
IVERIC bio, Inc.*	10,199	100,358
Janux Therapeutics, Inc.*(b)	3,648	39,471
Jounce Therapeutics, Inc.*	4,526	16,565
KalVista Pharmaceuticals, Inc.*	2,151	35,427
Kamada Ltd.*(b)	3,925	19,586
Karuna Therapeutics, Inc.*	2,618	667,747
Karyopharm Therapeutics, Inc.*	6,957	35,202
Keros Therapeutics, Inc.*	2,106	74,489
Kezar Life Sciences, Inc.*	5,987	61,546
Kiniksa Pharmaceuticals Ltd., Class A*	3,002	35,183
Kinnate Biopharma, Inc.*(b)	3,854	55,806
Kodiak Sciences, Inc.*	4,553	45,576
Kronos Bio, Inc.*	4,971	19,884
Krystal Biotech, Inc.*	2,246	157,467
Kura Oncology, Inc.*	5,838	80,915
Kymera Therapeutics, Inc.*	4,532	128,120
Larimar Therapeutics, Inc.*	1,551	4,219
Leap Therapeutics, Inc.*	8,671	12,313
Legend Biotech Corp., ADR*	4,668	217,015
Lexicon Pharmaceuticals, Inc.*	16,086	44,237
Ligand Pharmaceuticals, Inc.*	1,477	136,460
Lyell Immunopharma, Inc.*(b)	21,567	144,499
MacroGenics, Inc.*	5,373	21,331
Madrigal Pharmaceuticals, Inc.*	1,499	108,108
Magenta Therapeutics, Inc.*	5,152	9,068
MannKind Corp.*	22,128	80,767
MeiraGTx Holdings plc*	3,917	32,511
Mereo Biopharma Group plc, ADR*	10,206	12,247
Mersana Therapeutics, Inc.*	8,499	63,743
Merus NV*	3,815	90,339
Mirati Therapeutics, Inc.*	4,866	394,292
Mirum Pharmaceuticals, Inc.*	3,220	80,436
Moderna, Inc.*	34,692	4,588,711
Molecular Templates, Inc.*	4,936	3,622
Monte Rosa Therapeutics, Inc.*(b)	4,089	32,385
Morphic Holding, Inc.*	3,354	92,302
Mustang Bio, Inc.*	8,954	5,440
Myriad Genetics, Inc.*	7,039	157,251
Neoleukin Therapeutics, Inc.*	3,724	3,836
Neurocrine Biosciences, Inc.*	8,369	875,648
NextCure, Inc.*	2,430	9,963
Nkarta, Inc.*(b)	4,241	61,028
Novavax, Inc.*(b)	6,845	226,159
Nurix Therapeutics, Inc.*	3,939	61,960
Nuvalent, Inc., Class A*(b)	3,757	63,418
ObsEva SA*	7,332	1,317
Olema Pharmaceuticals, Inc.*	3,535	13,963
Omega Therapeutics, Inc.*(b)	4,192	18,738
Oncocyte Corp.*	10,384	8,203
Oncorus, Inc.*(b)	2,267	2,947
ORIC Pharmaceuticals, Inc.*	3,457	11,961
Ovid therapeutics, Inc.*(b)	6,169	12,400
Oyster Point Pharma, Inc.*(b)	2,335	14,594
Passage Bio, Inc.*	4,759	9,613
PMV Pharmaceuticals, Inc.*	3,994	55,596
Poseida Therapeutics, Inc.*	7,511	24,861
Praxis Precision Medicines, Inc.*	3,981	12,421
Precigen, Inc.*	18,198	40,218
Precision BioSciences, Inc.*	8,531	13,735
Prelude Therapeutics, Inc.*	4,179	30,089
Prometheus Biosciences, Inc.*	3,435	179,685
ProQR Therapeutics NV*	6,252	4,938
Protagonist Therapeutics, Inc.*	4,264	37,182
Prothena Corp. plc*	4,102	113,092
PTC Therapeutics, Inc.*	6,250	312,125
Puma Biotechnology, Inc.*	3,939	10,557
Quince Therapeutics, Inc.*(b)	3,126	5,502
Rallybio Corp.*(b)	2,814	31,095
RAPT Therapeutics, Inc.*	2,598	69,393
Recursion Pharmaceuticals, Inc., Class A*	14,336	150,671
Regeneron Pharmaceuticals, Inc.*	9,423	5,475,328
REGENXBIO, Inc.*	3,778	111,451
Relay Therapeutics, Inc.*	9,519	218,651
Repare Therapeutics, Inc.*	3,671	43,758
Replimune Group, Inc.*	4,298	81,920
REVOLUTION Medicines, Inc.*	7,505	156,329
Rhythm Pharmaceuticals, Inc.*(b)	4,417	99,824
Rigel Pharmaceuticals, Inc.*	15,076	21,408
Rocket Pharmaceuticals, Inc.*	5,768	88,885
Rubius Therapeutics, Inc.*(b)	7,903	5,532
SAB Biotherapeutics, Inc.*(b)	3,767	2,637
Sage Therapeutics, Inc.*	5,175	194,891
Sana Biotechnology, Inc.*(b)	16,617	113,162
Sangamo Therapeutics, Inc.*	12,854	69,412
Sarepta Therapeutics, Inc.*	7,667	838,616
Scholar Rock Holding Corp.*(b)	4,521	37,705
Seagen, Inc.*	16,128	2,488,389
Selecta Biosciences, Inc.*	13,302	25,008
Sensei Biotherapeutics, Inc.*	2,683	5,125
Sera Prognostics, Inc., Class A*(b)	2,586	5,431
Seres Therapeutics, Inc.*	10,865	55,846
Sesen Bio, Inc.*(b)	17,476	12,058
Shattuck Labs, Inc.*	3,711	12,061
Silverback Therapeutics, Inc.*(b)	3,079	16,750
Solid Biosciences, Inc.*	9,885	6,326
Spectrum Pharmaceuticals, Inc.*	15,777	17,828

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Spero Therapeutics, Inc.*(b)	2,874	2,319
SpringWorks Therapeutics, Inc.*	4,329	120,216
Stoke Therapeutics, Inc.*	3,435	51,731
Summit Therapeutics, Inc.*(b)	8,598	10,318
Surface Oncology, Inc.*	4,784	6,506
Sutro Biopharma, Inc.*	4,085	23,121
Syndax Pharmaceuticals, Inc.*	4,927	116,326
Syros Pharmaceuticals, Inc.*	5,503	4,406
Talaris Therapeutics, Inc.*	3,634	12,029
Taysha Gene Therapies, Inc.*	3,551	11,221
TCR2 Therapeutics, Inc.*	3,378	9,188
Tenaya Therapeutics, Inc.*	3,618	15,883
Tonix Pharmaceuticals Holding Corp.*(b)	2,718	2,772
Travere Therapeutics, Inc.*	5,565	148,919
Twist Bioscience Corp.*	4,930	197,792
Ultragenyx Pharmaceutical, Inc.*	6,128	292,244
uniQure NV*	4,087	79,860
United Therapeutics Corp.*	3,967	899,002
UroGen Pharma Ltd.*	1,989	14,818
Vanda Pharmaceuticals, Inc.*	4,949	52,360
Vaxcyte, Inc.*	5,108	133,625
Veracyte, Inc.*	6,261	127,724
Verastem, Inc.*	16,328	18,940
Vertex Pharmaceuticals, Inc.*	22,311	6,286,347
Verve Therapeutics, Inc.*(b)	5,244	201,160
Vir Biotechnology, Inc.*	11,597	275,429
Viracta Therapeutics, Inc.*(b)	3,286	13,308
Vor BioPharma, Inc.*	3,293	16,893
Werewolf Therapeutics, Inc.*	2,422	12,255
Xencor, Inc.*	5,217	137,677
Xenon Pharmaceuticals, Inc.*	5,450	211,515
Y-mAbs Therapeutics, Inc.*	3,831	61,602
Zai Lab Ltd., ADR*	5,989	276,752
Zentalis Pharmaceuticals, Inc.*	4,991	133,809
		67,730,041
Health Care Equipment & Supplies - 0.8%
Bioventus, Inc., Class A*(b)	5,376	39,299
Novocure Ltd.*(b)	9,163	752,557
		791,856
Health Care Providers & Services - 0.7%
23andMe Holding Co.*(b)	22,464	75,704
Castle Biosciences, Inc.*	2,301	66,729
Guardant Health, Inc.*	8,932	447,136
PetIQ, Inc.*	2,565	23,957
		613,526
Life Sciences Tools & Services - 5.0%
AbCellera Biologics, Inc.*	24,930	266,252
Absci Corp.*(b)	8,134	27,412
Adaptive Biotechnologies Corp.*	12,462	111,161
Alpha Teknova, Inc.*	2,456	11,076
Codex DNA, Inc.*	2,577	4,948
Codexis, Inc.*	5,723	40,118
Compugen Ltd.*(b)	7,575	8,863
Harvard Bioscience, Inc.*	3,614	11,926
Illumina, Inc.*	13,648	2,751,983
Maravai LifeSciences Holdings, Inc., Class A*	11,525	240,527
MaxCyte, Inc.*	8,897	46,264
Medpace Holdings, Inc.*	2,947	435,007
NanoString Technologies, Inc.*	4,067	55,148
Nautilus Biotechnology, Inc.*(b)	10,905	24,100
Pacific Biosciences of California, Inc.*(b)	19,660	115,208
Personalis, Inc.*	3,981	13,177
Quantum-Si, Inc.*(b)	10,427	32,532
Rapid Micro Biosystems, Inc., Class A*	3,188	10,616
Seer, Inc.*	5,116	51,672
Singular Genomics Systems, Inc.*	6,184	16,511
Syneos Health, Inc.*	8,988	540,269
		4,814,770
Pharmaceuticals - 11.4%
Aclaris Therapeutics, Inc.*	5,834	92,819
Aerie Pharmaceuticals, Inc.*	4,261	64,341
Amphastar Pharmaceuticals, Inc.*	4,279	126,658
Aquestive Therapeutics, Inc.*	4,674	6,754
Arvinas, Inc.*	4,656	197,135
AstraZeneca plc, ADR	49,187	3,068,285
ATAI Life Sciences NV*(b)	14,083	63,374
Atea Pharmaceuticals, Inc.*	7,295	54,713
Athira Pharma, Inc.*	3,296	11,141
Avadel Pharmaceuticals plc, ADR*(b)	5,166	34,302
Axsome Therapeutics, Inc.*(b)	3,410	217,558
Cara Therapeutics, Inc.*	4,695	48,452
Clearside Biomedical, Inc.*	5,268	7,217
Collegium Pharmaceutical, Inc.*	2,975	52,301
Cymabay Therapeutics, Inc.*	7,418	26,260
Edgewise Therapeutics, Inc.*(b)	4,343	43,778
Esperion Therapeutics, Inc.*	5,520	41,179
Evolus, Inc.*	4,911	47,195
EyePoint Pharmaceuticals, Inc.*(b)	2,983	29,830
Fulcrum Therapeutics, Inc.*(b)	4,559	33,737
Harmony Biosciences Holdings, Inc.*	5,173	227,146
Harrow Health, Inc.*	2,368	21,288
HUTCHMED China Ltd., ADR*	4,705	60,506
Ikena Oncology, Inc.*	3,167	15,043
Innoviva, Inc.*(b)	6,108	80,381
Intra-Cellular Therapies, Inc.*	8,263	415,298
Jazz Pharmaceuticals plc*	5,460	847,501
KemPharm, Inc.*(b)	3,016	16,467
Landos Biopharma, Inc.*(b)	3,526	3,173
Marinus Pharmaceuticals, Inc.*(b)	3,255	22,655
Nektar Therapeutics*	16,321	64,305
NGM Biopharmaceuticals, Inc.*	6,944	97,980
NRX Pharmaceuticals, Inc.*(b)	5,839	3,795
Ocular Therapeutix, Inc.*	6,726	34,168
Omeros Corp.*(b)	5,494	22,141
Optinose, Inc.*(b)	7,245	26,444
Pacira BioSciences, Inc.*	3,981	208,923
Paratek Pharmaceuticals, Inc.*	4,773	11,980
Phathom Pharmaceuticals, Inc.*(b)	3,422	29,224
Phibro Animal Health Corp., Class A	1,781	26,377
Pliant Therapeutics, Inc.*	4,111	79,260
Provention Bio, Inc.*(b)	7,142	30,854
Rain Therapeutics, Inc.*(b)	1,646	9,761
Rani Therapeutics Holdings, Inc., Class A*(b)	2,147	19,108
Reata Pharmaceuticals, Inc., Class A*	2,763	66,063
Redhill Biopharma Ltd., ADR*	4,618	4,153
Relmada Therapeutics, Inc.*	2,628	76,580
Revance Therapeutics, Inc.*	6,376	126,882
Royalty Pharma plc, Class A	38,142	1,594,717
Sanofi, ADR	24,944	1,023,452
SIGA Technologies, Inc.(b)	6,343	95,652
Supernus Pharmaceuticals, Inc.*	4,681	160,231

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Terns Pharmaceuticals, Inc.*	2,216	8,642
Theravance Biopharma, Inc.*	6,668	60,079
Tricida, Inc.*(b)	4,857	60,810
Verrica Pharmaceuticals, Inc.*(b)	3,460	13,563
Viatris, Inc.	106,113	1,013,379
WaVe Life Sciences Ltd.*	7,599	22,569
Xeris Biopharma Holdings, Inc.*(b)	11,874	19,830
		10,987,409
TOTAL COMMON STOCKS (Cost $116,277,752)		84,937,602

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e) (Cost $11,641)	25,307	11,641

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $1,839,032)	1,839,032	1,839,032

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 7.7%

REPURCHASE AGREEMENTS(g) - 7.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $7,357,188
(Cost $7,356,739)	7,356,739	7,356,739

Total Investments - 98.0% (Cost $125,485,164)		94,145,014
Other assets less liabilities - 2.0%		1,920,054
Net Assets - 100.0%		96,065,068

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,606,754.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $2,994,211, collateralized in the form of cash with a value of $1,839,032 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,209,769 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $3,048,801.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of August 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2022 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $1,839,032.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
21,042,295	5/8/2023	Bank of America NA	2.48%	NASDAQ Biotechnology Index®	(12,554,068)
12,674,034	11/6/2023	BNP Paribas SA	2.63%	NASDAQ Biotechnology Index®	1,278,469
17,447,070	4/10/2023	Citibank NA	2.48%	NASDAQ Biotechnology Index®	(10,762,887)
19,644,366	3/7/2023	Goldman Sachs International	2.93%	NASDAQ Biotechnology Index®	(9,449,861)
3,884,850	11/7/2022	Morgan Stanley & Co. International plc	2.78%	NASDAQ Biotechnology Index®	(1,345,677)
19,825,865	3/7/2023	Societe Generale	2.68%	NASDAQ Biotechnology Index®	(8,153,292)
13,176,052	3/7/2023	UBS AG	2.33%	NASDAQ Biotechnology Index®	(9,012,828)
107,694,532					(50,000,144)
				Total Unrealized Appreciation	1,278,469
				Total Unrealized Depreciation	(51,278,613)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 89.3%

Communications Equipment - 5.6%
Arista Networks, Inc.*	492	58,981
Cisco Systems, Inc.	745	33,316
		92,297
Diversified Telecommunication Services - 2.1%
Lumen Technologies, Inc.	3,426	34,123

Health Care Technology - 0.6%
Veeva Systems, Inc., Class A*	49	9,767

Interactive Media & Services - 2.9%
Alphabet, Inc., Class A*	440	47,617

Internet & Direct Marketing Retail - 6.3%
Alibaba Group Holding Ltd., ADR*	524	49,995
Amazon.com, Inc.*	419	53,116
		103,111
IT Services - 20.4%
Akamai Technologies, Inc.*	332	29,973
Cloudflare, Inc., Class A*	598	37,417
DigitalOcean Holdings, Inc.*	1,030	43,353
Fastly, Inc., Class A*	1,926	18,008
International Business Machines Corp.	362	46,499
MongoDB, Inc.*	177	57,146
Rackspace Technology, Inc.*	5,452	24,316
Shopify, Inc., Class A*	670	21,205
Snowflake, Inc., Class A*	66	11,943
Toast, Inc., Class A*	516	9,768
Twilio, Inc., Class A*	239	16,629
Wix.com Ltd.*	266	16,835
		333,092
Software - 44.7%
Adobe, Inc.*	60	22,406
Appfolio, Inc., Class A*	84	8,516
Appian Corp.*	351	16,462
AppLovin Corp., Class A*(b)	660	16,256
Asana, Inc., Class A*	385	7,373
Atlassian Corp. plc, Class A*	142	35,168
Avalara, Inc.*	99	9,067
Blackbaud, Inc.*	132	6,903
Blackline, Inc.*	115	7,813
Box, Inc., Class A*	321	8,266
Confluent, Inc., Class A*	1,191	32,586
Couchbase, Inc.*	592	9,821
Coupa Software, Inc.*	122	7,125
Crowdstrike Holdings, Inc., Class A*	52	9,496
Datadog, Inc., Class A*	88	9,236
DocuSign, Inc.*	100	5,822
Domo, Inc., Class B*	526	10,131
Dropbox, Inc., Class A*	402	8,599
Elastic NV*	136	11,412
Everbridge, Inc.*	203	8,075
HashiCorp, Inc., Class A*(b)	719	25,417
HubSpot, Inc.*	75	25,278
Intuit, Inc.	20	8,635
Microsoft Corp.	185	48,372
MicroStrategy, Inc., Class A*	95	21,998
Open Text Corp.	205	6,453
Oracle Corp.	700	51,905
Palo Alto Networks, Inc.*	17	9,466
Paycom Software, Inc.*	29	10,185
Paylocity Holding Corp.*	48	11,568
Q2 Holdings, Inc.*	159	6,315
Qualtrics International, Inc., Class A*	591	7,240
Qualys, Inc.*	64	9,722
RingCentral, Inc., Class A*	399	17,173
Salesforce, Inc.*	157	24,511
SAP SE, ADR	168	14,317
ServiceNow, Inc.*	54	23,469
Smartsheet, Inc., Class A*	235	7,818
Splunk, Inc.*	245	22,057
Sprout Social, Inc., Class A*	165	9,907
Trade Desk, Inc. (The), Class A*	161	10,095
VMware, Inc., Class A	393	45,600
Workday, Inc., Class A*	54	8,886
Workiva, Inc.*	345	23,422
Zendesk, Inc.*	92	7,063
Zoom Video Communications, Inc., Class A*	78	6,271
Zscaler, Inc.*	55	8,758
Zuora, Inc., Class A*	826	6,344
		728,778
Technology Hardware, Storage & Peripherals - 6.7%
Hewlett Packard Enterprise Co.	1,613	21,937
NetApp, Inc.	350	25,246
Pure Storage, Inc., Class A*	2,121	61,445
		108,628
TOTAL COMMON STOCKS (Cost $1,879,903)		1,457,413

SECURITIES LENDING REINVESTMENTS(c) - 2.4%

INVESTMENT COMPANIES - 2.4%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $38,757)	38,757	38,757

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 19.5%

REPURCHASE AGREEMENTS(d) - 19.5%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $318,333
(Cost $318,314)	318,314	318,314

Total Investments - 111.2% (Cost $2,236,974)		1,814,484
Liabilities in excess of other assets - (11.2%)		(182,619)
Net Assets - 100.0%		1,631,865

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $287,972.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $37,502, collateralized in the form of cash with a value of $38,757 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $38,757.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
743,987	11/7/2022	Bank of America NA	2.43%	ISE Cloud Computing Index	(188,005)
660,478	11/6/2023	BNP Paribas SA	2.78%	ISE Cloud Computing Index	(328,445)
233,065	3/7/2023	Goldman Sachs International	2.93%	ISE Cloud Computing Index	(343,752)
170,813	11/7/2022	UBS AG	2.88%	ISE Cloud Computing Index	(475,927)
1,808,343					(1,336,129)
				Total Unrealized Depreciation	(1,336,129)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cybersecurity

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 9.4%

First Trust NASDAQ Cybersecurity ETF
(Cost $244,592)	4,974	213,136

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 33.1%

REPURCHASE AGREEMENTS(a) - 33.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $756,059
(Cost $756,013)	756,013	756,013

Total Investments - 42.5% (Cost $1,000,605)		969,149
Other assets less liabilities - 57.5%		1,312,735
Net Assets - 100.0%		2,281,884

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
1,790,392	11/7/2022	Bank of America NA	2.58%	First Trust Nasdaq Cybersecurity ETF	(164,365)
1,128,374	11/6/2023	BNP Paribas SA	2.83%	First Trust Nasdaq Cybersecurity ETF	(402,910)
1,325,935	3/7/2023	Goldman Sachs International	2.93%	First Trust Nasdaq Cybersecurity ETF	(639,948)
107,328	11/7/2022	UBS AG	2.83%	First Trust Nasdaq Cybersecurity ETF	(330,986)
4,352,029					(1,538,209)
				Total Unrealized Depreciation	(1,538,209)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 62.8%

Electric Utilities - 0.3%
OGE Energy Corp.	11,610	470,669

Electrical Equipment - 0.5%
Plug Power, Inc.*	30,168	845,911

Energy Equipment & Services - 4.2%
Baker Hughes Co.	54,170	1,368,334
Halliburton Co.	52,274	1,575,016
NOV, Inc.	22,770	402,346
Schlumberger NV	81,862	3,123,035
TechnipFMC plc*	24,641	201,563
		6,670,294
Oil, Gas & Consumable Fuels - 57.3%
APA Corp.	19,594	766,321
Cheniere Energy, Inc.	13,702	2,194,786
Chevron Corp.	113,810	17,988,809
ConocoPhillips	74,985	8,207,108
Continental Resources, Inc.	3,369	235,257
Coterra Energy, Inc.(b)	46,713	1,443,899
Devon Energy Corp.	35,557	2,511,035
Diamondback Energy, Inc.	9,902	1,319,739
DT Midstream, Inc.	5,612	309,839
EOG Resources, Inc.	33,961	4,119,469
EQT Corp.	17,131	818,862
Equitrans Midstream Corp.	23,585	218,633
Exxon Mobil Corp.	244,217	23,344,703
Hess Corp.	16,057	1,939,364
HF Sinclair Corp.	8,675	456,565
Kinder Morgan, Inc.	113,053	2,071,131
Marathon Oil Corp.	41,020	1,049,702
Marathon Petroleum Corp.	31,363	3,159,822
New Fortress Energy, Inc.	2,402	137,755
Occidental Petroleum Corp.	51,593	3,663,103
ONEOK, Inc.	25,895	1,585,551
Ovintiv, Inc.	14,998	796,994
Phillips 66	27,889	2,494,950
Pioneer Natural Resources Co.	13,044	3,303,002
Targa Resources Corp.	13,221	902,069
Texas Pacific Land Corp.	361	664,406
Valero Energy Corp.	23,646	2,769,420
Williams Cos., Inc. (The)	70,617	2,403,096
		90,875,390
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc.*	5,742	732,392

TOTAL COMMON STOCKS (Cost $81,816,714)		99,594,656

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.0%

REPURCHASE AGREEMENTS(c) - 4.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $6,292,777
(Cost $6,292,393)	6,292,393	6,292,393

Total Investments - 66.8% (Cost $88,109,107)		105,887,049
Other assets less liabilities - 33.2%		52,561,520
Net Assets - 100.0%		158,448,569

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,507,943.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $642,526, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $648,610.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
20,860,315	5/8/2023	Bank of America NA	2.63%	Dow Jones U.S. Oil & GasSM Index	10,270,844
20,996,363	11/6/2023	BNP Paribas SA	2.83%	Dow Jones U.S. Oil & GasSM Index	(1,703,065)
14,819,021	11/6/2023	Citibank NA	2.63%	Dow Jones U.S. Oil & GasSM Index	15,728,487
21,698,823	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. Oil & GasSM Index	2,429,541
9,389,937	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. Oil & GasSM Index	6,854,951
30,135,084	3/7/2023	Societe Generale	2.88%	Dow Jones U.S. Oil & GasSM Index	6,766,009
100,198,615	3/6/2024	UBS AG	2.33%	Dow Jones U.S. Oil & GasSM Index	11,505,807
218,098,158					51,852,574
				Total Unrealized Appreciation	53,555,639
				Total Unrealized Depreciation	(1,703,065)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.2%

Automobiles - 4.1%
Lucid Group, Inc.*(b)	418,050	6,412,887
Tesla, Inc.*	469,820	129,487,090
		135,899,977
Beverages - 2.6%
Keurig Dr Pepper, Inc.	355,582	13,554,786
Monster Beverage Corp.*	132,774	11,794,314
PepsiCo, Inc.	346,514	59,693,967
		85,043,067
Biotechnology - 3.5%
Amgen, Inc.	133,909	32,178,333
Biogen, Inc.*	36,701	7,170,641
Gilead Sciences, Inc.	314,501	19,961,378
Moderna, Inc.*	99,683	13,185,070
Regeneron Pharmaceuticals, Inc.*	27,114	15,754,861
Seagen, Inc.*	46,065	7,107,369
Vertex Pharmaceuticals, Inc.*	64,073	18,053,209
		113,410,861
Commercial Services & Supplies - 0.5%
Cintas Corp.	25,638	10,430,564
Copart, Inc.*	59,578	7,128,508
		17,559,072
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,038,246	46,430,361

Electric Utilities - 1.2%
American Electric Power Co., Inc.	128,761	12,901,852
Constellation Energy Corp.	81,867	6,679,501
Exelon Corp.	245,859	10,795,669
Xcel Energy, Inc.	136,581	10,141,139
		40,518,161
Entertainment - 1.6%
Activision Blizzard, Inc.	195,969	15,381,607
Electronic Arts, Inc.	70,179	8,903,610
NetEase, Inc., ADR	45,597	4,035,790
Netflix, Inc.*	111,324	24,887,593
		53,208,600
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	111,119	58,015,230
Walgreens Boots Alliance, Inc.	216,451	7,588,772
		65,604,002
Food Products - 1.0%
Kraft Heinz Co. (The)	306,899	11,478,023
Mondelez International, Inc., Class A	346,865	21,457,069
		32,935,092
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc.*	19,748	4,812,588
Dexcom, Inc.*	98,361	8,086,258
IDEXX Laboratories, Inc.*	21,053	7,318,444
Intuitive Surgical, Inc.*	89,944	18,505,078
		38,722,368
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	95,853	10,842,892
Booking Holdings, Inc.*	10,221	19,172,654
Marriott International, Inc., Class A	82,064	12,616,519
Starbucks Corp.	287,402	24,161,886
		66,793,951
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	170,643	32,311,252

Interactive Media & Services - 9.1%
Alphabet, Inc., Class A*	908,987	98,370,573
Alphabet, Inc., Class C*	946,879	103,351,843
Baidu, Inc., ADR*	54,073	7,784,890
Match Group, Inc.*	71,543	4,044,326
Meta Platforms, Inc., Class A*	519,062	84,570,771
		298,122,403
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc.*	1,537,579	194,918,890
eBay, Inc.	140,356	6,193,910
JD.com, Inc., ADR	127,008	8,063,738
MercadoLibre, Inc.*	12,655	10,824,581
Pinduoduo, Inc., ADR*	111,132	7,923,711
		227,924,830
IT Services - 3.0%
Automatic Data Processing, Inc.	104,715	25,593,393
Cognizant Technology Solutions Corp., Class A	130,694	8,255,940
Fiserv, Inc.*	162,018	16,394,602
Okta, Inc.*	37,839	3,458,485
Paychex, Inc.	90,557	11,169,300
PayPal Holdings, Inc.*	290,386	27,133,668
VeriSign, Inc.*	27,437	4,999,570
		97,004,958
Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	39,387	7,941,995

Machinery - 0.2%
PACCAR, Inc.	87,151	7,626,584

Media - 2.0%
Charter Communications, Inc., Class A*	42,062	17,356,043
Comcast Corp., Class A	1,120,530	40,551,981
Sirius XM Holdings, Inc.(b)	986,595	6,008,363
		63,916,387
Multiline Retail - 0.2%
Dollar Tree, Inc.*	56,285	7,636,749

Pharmaceuticals - 0.3%
AstraZeneca plc, ADR	144,882	9,037,739

Professional Services - 0.2%
Verisk Analytics, Inc.	39,555	7,403,114

Road & Rail - 0.8%
CSX Corp.	544,974	17,248,427
Old Dominion Freight Line, Inc.	28,462	7,724,872
		24,973,299
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc.*	406,346	34,486,585
Analog Devices, Inc.	130,300	19,744,359
Applied Materials, Inc.	218,081	20,514,880
ASML Holding NV (Registered), NYRS	21,459	10,513,622
Broadcom, Inc.	102,401	51,109,363
Intel Corp.	1,025,343	32,728,949
KLA Corp.	37,398	12,869,774
Lam Research Corp.	34,730	15,208,614

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Marvell Technology, Inc.	213,124	9,978,466
Microchip Technology, Inc.	139,080	9,074,970
Micron Technology, Inc.	280,008	15,828,852
NVIDIA Corp.	531,789	80,268,232
NXP Semiconductors NV	65,823	10,833,149
QUALCOMM, Inc.	280,961	37,162,711
Skyworks Solutions, Inc.	40,348	3,976,295
Texas Instruments, Inc.	231,099	38,179,866
		402,478,687
Software - 14.8%
Adobe, Inc.*	118,476	44,243,677
ANSYS, Inc.*	21,793	5,411,202
Atlassian Corp. plc, Class A*	35,847	8,877,868
Autodesk, Inc.*	54,532	11,001,286
Cadence Design Systems, Inc.*	69,091	12,005,943
Crowdstrike Holdings, Inc., Class A*	53,480	9,765,983
Datadog, Inc., Class A*	70,989	7,450,296
DocuSign, Inc.*	50,152	2,919,849
Fortinet, Inc.*	201,314	9,801,979
Intuit, Inc.	70,716	30,533,755
Microsoft Corp.	1,130,142	295,498,229
Palo Alto Networks, Inc.*	24,972	13,904,659
Splunk, Inc.*(b)	40,342	3,631,990
Synopsys, Inc.*	38,267	13,241,147
Workday, Inc., Class A*	49,881	8,208,417
Zoom Video Communications, Inc., Class A*	63,088	5,072,275
Zscaler, Inc.*	35,375	5,633,115
		487,201,670
Specialty Retail - 0.6%
O'Reilly Automotive, Inc.*	16,425	11,450,196
Ross Stores, Inc.	88,124	7,602,457
		19,052,653
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	2,446,033	384,565,308

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	30,794	9,236,968

Trading Companies & Distributors - 0.2%
Fastenal Co.	144,336	7,264,431

Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.*	314,231	45,236,695

TOTAL COMMON STOCKS (Cost $3,429,389,662)		2,835,061,234

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $11,110,183)	11,110,183	11,110,183

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 36.5%

REPURCHASE AGREEMENTS(d) - 4.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $154,749,526
(Cost $154,740,067)	154,740,067	154,740,067

U.S. TREASURY OBLIGATIONS - 31.8%
U.S. Treasury Bills
1.35%, 9/8/2022(e)	50,000,000	49,980,215
1.37%, 9/13/2022(e)	125,000,000	124,909,791
1.53%, 9/15/2022(e)	50,000,000	49,958,389
2.09%, 9/22/2022(e)	75,000,000	74,910,313
1.68%, 9/29/2022(e)	200,000,000	199,669,288
1.34%, 10/20/2022(e)	100,000,000	99,666,187
2.49%, 11/10/2022(e)	150,000,000	149,241,909
2.64%, 11/17/2022(e)	50,000,000	49,713,924
2.59%, 12/1/2022(e)	250,000,000	248,189,005
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,046,742,519)		1,046,239,021

TOTAL SHORT-TERM INVESTMENTS (Cost $1,201,482,586)		1,200,979,088
Total Investments - 123.0% (Cost $4,641,982,431)		4,047,150,505
Liabilities in excess of other assets - (23.0%)		(757,345,415)
Net Assets - 100.0%		3,289,805,090

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,942,605,405.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $14,700,674, collateralized in the form of cash with a value of $11,110,183 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,953,170 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from December 15, 2022 – May 15, 2051. The total value of collateral is $15,063,353.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $11,110,183.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of August 31, 2022.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

Ultra QQQ Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	683	9/16/2022	USD	$167,816,515	$12,660,298

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
368,884,950	11/6/2023	Bank of America NA	2.93%	NASDAQ-100 Index®	(73,907,347)
230,603,716	11/6/2023	Barclays Capital	2.93%	NASDAQ-100 Index®	(10,583,859)
306,309,869	5/8/2023	BNP Paribas SA	2.98%	NASDAQ-100 Index®	(205,161,219)
213,876,939	4/10/2023	Citibank NA	2.99%	NASDAQ-100 Index®	(127,087,878)
453,267,428	4/10/2023	Credit Suisse International	2.93%	NASDAQ-100 Index®	(151,730,764)
328,599,359	3/7/2023	Goldman Sachs International	2.73%	PowerShares QQQ TrustSM, Series 1	(184,991,636)
388,630,646	4/8/2024	Goldman Sachs International	2.93%	NASDAQ-100 Index®	(10,519,825)
452,850,179	5/8/2023	J.P. Morgan Securities	2.73%	NASDAQ-100 Index®	(191,422,804)
108,030,680	11/7/2022	Morgan Stanley & Co. International plc	2.88%	NASDAQ-100 Index®	(34,654,549)
375,425,223	11/7/2022	Morgan Stanley & Co. International plc	2.88%	PowerShares QQQ TrustSM, Series 1	51,669,681
24,151,355	4/10/2023	Societe Generale	3.18%	NASDAQ-100 Index®	(9,543,647)
326,116,925	3/7/2023	UBS AG	3.13%	NASDAQ-100 Index®	(205,319,526)
3,576,747,269					(1,153,253,373)
				Total Unrealized Appreciation	51,669,681
				Total Unrealized Depreciation	(1,204,923,054)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Real Estate Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.5%

Equity Real Estate Investment Trusts (REITs) - 78.5%
Alexandria Real Estate Equities, Inc.	8,509	1,305,281
American Homes 4 Rent, Class A	16,930	602,031
American Tower Corp.	26,612	6,760,779
Americold Realty Trust, Inc.(b)	15,427	453,862
Apartment Income REIT Corp.	9,000	367,650
AvalonBay Communities, Inc.	8,010	1,609,289
Boston Properties, Inc.	8,170	648,943
Brixmor Property Group, Inc.	17,160	368,597
Camden Property Trust	6,103	784,296
Corporate Office Properties Trust	6,440	166,410
Cousins Properties, Inc.	8,523	228,843
Crown Castle, Inc.	24,808	4,237,951
CubeSmart	12,858	592,111
Digital Realty Trust, Inc.	16,309	2,016,282
Douglas Emmett, Inc.	10,071	196,586
Duke Realty Corp.	22,025	1,296,171
EastGroup Properties, Inc.	2,388	394,092
Equinix, Inc.	5,215	3,428,185
Equity Commonwealth*	6,455	169,831
Equity LifeStyle Properties, Inc.	9,911	694,761
Equity Residential	19,605	1,434,694
Essex Property Trust, Inc.	3,743	992,120
Extra Space Storage, Inc.	7,693	1,528,830
Federal Realty Investment Trust	4,095	414,701
First Industrial Realty Trust, Inc.	7,562	383,242
Gaming and Leisure Properties, Inc.	13,473	650,342
Healthcare Realty Trust, Inc.	21,809	530,395
Healthpeak Properties, Inc.	30,911	811,414
Highwoods Properties, Inc.	6,024	183,190
Host Hotels & Resorts, Inc.	40,950	727,681
Hudson Pacific Properties, Inc.	8,286	109,458
Invitation Homes, Inc.	34,965	1,268,530
Iron Mountain, Inc.	16,646	875,746
JBG SMITH Properties	6,229	136,851
Kilroy Realty Corp.	6,018	293,498
Kimco Realty Corp.	35,406	746,358
Lamar Advertising Co., Class A	4,988	468,323
Life Storage, Inc.	4,833	614,999
LXP Industrial Trust(b)	16,422	165,205
Medical Properties Trust, Inc.	34,380	502,292
Mid-America Apartment Communities, Inc.(b)	6,613	1,095,576
National Health Investors, Inc.	2,627	172,095
National Retail Properties, Inc.	10,078	452,502
National Storage Affiliates Trust	4,822	243,607
Omega Healthcare Investors, Inc.	13,476	440,126
Orion Office REIT, Inc.	3,244	32,018
Physicians Realty Trust	12,907	215,031
PotlatchDeltic Corp.	3,974	184,473
Prologis, Inc.	42,410	5,280,469
Public Storage	8,749	2,894,432
Rayonier, Inc.	8,381	297,693
Realty Income Corp.	34,466	2,353,338
Regency Centers Corp.	8,887	540,685
Rexford Industrial Realty, Inc.	9,457	588,320
Sabra Health Care REIT, Inc.	13,231	198,068
SBA Communications Corp.	6,178	2,009,394
Simon Property Group, Inc.	18,811	1,918,346
SL Green Realty Corp.	3,675	162,325
Spirit Realty Capital, Inc.	7,692	314,218
STAG Industrial, Inc.	10,267	316,224
STORE Capital Corp.	14,466	390,293
Sun Communities, Inc.	6,967	1,070,898
UDR, Inc.	17,147	769,386
Ventas, Inc.	22,899	1,095,946
VICI Properties, Inc.	55,171	1,820,091
Vornado Realty Trust	9,116	239,021
Welltower, Inc.	26,008	1,993,513
Weyerhaeuser Co.	42,652	1,456,992
WP Carey, Inc.	11,051	928,615
		68,633,515
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
AGNC Investment Corp.	29,983	358,297
Annaly Capital Management, Inc.	95,111	613,466
Blackstone Mortgage Trust, Inc., Class A	9,756	282,729
Rithm Capital Corp.	26,742	252,177
Starwood Property Trust, Inc.	17,583	403,178
		1,909,847
Professional Services - 1.8%
CoStar Group, Inc.*	22,700	1,580,828

Real Estate Management & Development - 3.0%
CBRE Group, Inc., Class A*	18,723	1,478,368
Compass, Inc., Class A*(b)	1,649	4,716
Howard Hughes Corp. (The)*	2,209	140,559
Jones Lang LaSalle, Inc.*	2,799	484,227
Opendoor Technologies, Inc.*	22,549	97,637
Redfin Corp.*(b)	6,140	50,286
Zillow Group, Inc., Class A*	2,067	69,038
Zillow Group, Inc., Class C*(b)	9,383	313,955
		2,638,786
TOTAL COMMON STOCKS (Cost $84,872,036)		74,762,976

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $48,337)	48,337	48,337

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 19.1%

REPURCHASE AGREEMENTS(d) - 19.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $16,748,109
(Cost $16,747,085)	16,747,085	16,747,085

Total Investments - 104.7% (Cost $101,667,458)		91,558,398
Liabilities in excess of other assets - (4.7%)		(4,090,558)
Net Assets - 100.0%		87,467,840

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,689,869.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $700,491, collateralized in the form of cash with a value of $48,337 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $675,509 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from December 15, 2022 – May 15, 2051. The total value of collateral is $723,846.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $48,337.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,931,598	5/8/2023	Bank of America NA	3.28%	Dow Jones U.S. Real EstateSM Index	(2,251,931)
10,140,173	5/8/2023	BNP Paribas SA	2.93%	Dow Jones U.S. Real EstateSM Index	(5,985,761)
10,253,409	11/7/2022	Citibank NA	3.03%	Dow Jones U.S. Real EstateSM Index	(1,023,796)
24,603,800	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. Real EstateSM Index	(4,466,780)
186,658	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. Real EstateSM Index	28,564
4,387,743	3/7/2023	Societe Generale	3.03%	Dow Jones U.S. Real EstateSM Index	(3,782,827)
41,109,342	3/7/2023	UBS AG	2.68%	Dow Jones U.S. Real EstateSM Index	(2,118,605)
100,612,723					(19,601,136)
				Total Unrealized Appreciation	28,564
				Total Unrealized Depreciation	(19,629,700)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.4%

Aerospace & Defense - 0.7%
AAR Corp.*	1,819	77,999
Aerojet Rocketdyne Holdings, Inc.*	4,269	183,866
AeroVironment, Inc.*	1,249	110,724
AerSale Corp.*(b)	855	16,484
Archer Aviation, Inc., Class A*	6,694	23,697
Astra Space, Inc.*(b)	7,735	6,597
Astronics Corp.*	1,360	12,526
Cadre Holdings, Inc.	888	22,644
Ducommun, Inc.*	596	26,224
Kaman Corp.	1,507	47,802
Kratos Defense & Security Solutions, Inc.*	6,647	83,353
Maxar Technologies, Inc.	3,910	93,175
Momentus, Inc.*(b)	2,928	5,183
Moog, Inc., Class A	1,541	115,544
National Presto Industries, Inc.	275	18,760
Park Aerospace Corp.	1,054	12,132
Parsons Corp.*(b)	1,808	74,815
Redwire Corp.*(b)	1,038	2,865
Rocket Lab USA, Inc.*	11,466	63,063
Terran Orbital Corp.*(b)	1,285	5,397
Triumph Group, Inc.*	3,445	44,751
V2X, Inc.*	619	21,454
Virgin Galactic Holdings, Inc.*(b)	12,275	72,545
		1,141,600
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	3,176	95,693
Atlas Air Worldwide Holdings, Inc.*	1,506	150,479
Forward Air Corp.	1,445	140,223
Hub Group, Inc., Class A*	1,806	144,137
Radiant Logistics, Inc.*	2,038	14,266
		544,798
Airlines - 0.3%
Allegiant Travel Co.*	833	80,384
Blade Air Mobility, Inc.*(b)	3,017	15,568
Frontier Group Holdings, Inc.*	2,005	25,864
Hawaiian Holdings, Inc.*	2,723	40,818
Joby Aviation, Inc.*(b)	13,504	71,571
SkyWest, Inc.*	2,684	57,142
Spirit Airlines, Inc.*	5,863	132,973
Sun Country Airlines Holdings, Inc.*	1,781	35,478
Wheels Up Experience, Inc.*	8,556	16,000
		475,798
Auto Components - 1.1%
Adient plc*	5,105	169,486
American Axle & Manufacturing Holdings, Inc.*	6,079	62,918
Dana, Inc.	6,944	107,424
Dorman Products, Inc.*	1,417	128,451
Fox Factory Holding Corp.*	2,282	212,705
Gentherm, Inc.*	1,781	106,682
Goodyear Tire & Rubber Co. (The)*	15,092	211,741
Holley, Inc.*(b)	2,765	15,677
LCI Industries	1,338	155,034
Luminar Technologies, Inc.*(b)	12,839	110,672
Modine Manufacturing Co.*	2,676	40,086
Motorcar Parts of America, Inc.*	1,005	14,934
Patrick Industries, Inc.	1,181	62,558
Solid Power, Inc.*(b)	3,052	20,082
Standard Motor Products, Inc.	1,105	40,553
Stoneridge, Inc.*	1,414	26,866
Tenneco, Inc., Class A*	4,438	83,701
Visteon Corp.*	1,495	179,146
XPEL, Inc.*(c)	1,158	79,358
		1,828,074
Automobiles - 0.2%
Canoo, Inc.*(b)	6,199	19,775
Cenntro Electric Group Ltd.*(b)	9,894	13,060
Faraday Future Intelligent Electric, Inc.*(b)	5,339	5,980
Fisker, Inc.*(b)	8,742	78,940
Lordstown Motors Corp.*(b)	8,580	18,361
Mullen Automotive, Inc.*	811	541
Winnebago Industries, Inc.(b)	1,723	99,210
Workhorse Group, Inc.*(b)	7,885	24,680
		260,547
Banks - 7.6%
1st Source Corp.	867	40,914
ACNB Corp.(b)	454	16,144
Allegiance Bancshares, Inc.	1,043	44,181
Amalgamated Financial Corp.	756	17,010
Amerant Bancorp, Inc.	1,510	39,547
American National Bankshares, Inc.	559	18,408
Ameris Bancorp	3,560	166,181
Arrow Financial Corp.	740	23,761
Associated Banc-Corp.	8,026	160,841
Atlantic Union Bankshares Corp.	4,029	130,741
Banc of California, Inc.	2,957	49,914
BancFirst Corp.	1,057	114,008
Bancorp, Inc. (The)*	2,998	71,113
Bank First Corp.	348	28,282
Bank of Marin Bancorp	842	26,018
Bank of NT Butterfield & Son Ltd. (The)	2,674	87,226
BankUnited, Inc.	4,393	162,761
Bankwell Financial Group, Inc.	302	9,519
Banner Corp.	1,839	111,738
Bar Harbor Bankshares	793	22,466
BayCom Corp.	691	12,860
BCB Bancorp, Inc.	772	13,896
Berkshire Hills Bancorp, Inc.	2,483	70,045
Blue Ridge Bankshares, Inc.(b)	915	13,423
Brookline Bancorp, Inc.	4,083	50,915
Business First Bancshares, Inc.	1,138	26,845
Byline Bancorp, Inc.	1,323	28,855
Cadence Bank	9,857	251,156
Cambridge Bancorp	366	30,096
Camden National Corp.	774	35,008
Capital Bancorp, Inc.	483	11,964
Capital City Bank Group, Inc.	728	23,245
Capstar Financial Holdings, Inc.	1,094	22,044
Carter Bankshares, Inc.*	1,308	21,543
Cathay General Bancorp	3,872	162,392
CBTX, Inc.	988	29,442
Central Pacific Financial Corp.	1,455	31,704
Citizens & Northern Corp.	811	19,464
City Holding Co.	791	67,243
Civista Bancshares, Inc.	784	16,582
CNB Financial Corp.	867	22,819
Coastal Financial Corp.*	561	22,552

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Colony Bankcorp, Inc.	880	12,426
Columbia Banking System, Inc.	4,237	126,898
Community Bank System, Inc.	2,872	187,771
Community Trust Bancorp, Inc.	843	35,617
ConnectOne Bancorp, Inc.	1,998	50,010
CrossFirst Bankshares, Inc.*	2,451	32,304
Customers Bancorp, Inc.*	1,668	57,863
CVB Financial Corp.(b)	7,270	190,765
Dime Community Bancshares, Inc.	1,794	56,080
Eagle Bancorp, Inc.	1,705	82,744
Eastern Bankshares, Inc.	8,650	167,810
Enterprise Bancorp, Inc.	502	16,154
Enterprise Financial Services Corp.	1,897	86,731
Equity Bancshares, Inc., Class A	827	25,827
Esquire Financial Holdings, Inc.	373	13,943
Farmers & Merchants Bancorp, Inc.	651	18,593
Farmers National Banc Corp.	1,693	24,193
FB Financial Corp.	1,950	77,259
Financial Institutions, Inc.	814	21,188
First Bancorp	1,897	69,070
First Bancorp	10,547	150,822
First Bancorp, Inc. (The)	523	15,167
First Bancshares, Inc. (The)	1,060	31,694
First Bank	833	12,487
First Busey Corp.	2,776	63,848
First Business Financial Services, Inc.	432	14,377
First Commonwealth Financial Corp.	5,022	67,697
First Community Bankshares, Inc.	879	27,715
First Financial Bancorp	5,014	108,202
First Financial Bankshares, Inc.	6,990	297,145
First Financial Corp.	616	28,644
First Foundation, Inc.	2,752	52,178
First Guaranty Bancshares, Inc.	326	7,263
First Internet Bancorp	489	17,932
First Interstate BancSystem, Inc., Class A	5,040	202,910
First Merchants Corp.	3,079	122,606
First Mid Bancshares, Inc.	1,002	35,421
First of Long Island Corp. (The)	1,198	22,055
First Western Financial, Inc.*	425	11,275
Five Star Bancorp	675	17,165
Flushing Financial Corp.	1,547	31,946
Fulton Financial Corp.	8,441	136,997
FVCBankcorp, Inc.*	642	12,365
German American Bancorp, Inc.	1,489	55,927
Glacier Bancorp, Inc.	5,980	303,066
Great Southern Bancorp, Inc.	516	30,330
Guaranty Bancshares, Inc.	443	15,350
Hancock Whitney Corp.	4,636	223,594
Hanmi Financial Corp.	1,627	40,219
HarborOne Bancorp, Inc.	2,454	33,473
HBT Financial, Inc.	545	9,854
Heartland Financial USA, Inc.	2,211	98,765
Heritage Commerce Corp.	3,159	35,665
Heritage Financial Corp.	1,860	48,341
Hilltop Holdings, Inc.	3,298	87,067
Home BancShares, Inc.	10,226	240,618
HomeStreet, Inc.	966	33,626
HomeTrust Bancshares, Inc.	784	18,204
Hope Bancorp, Inc.	6,234	90,206
Horizon Bancorp, Inc.	2,168	41,019
Independent Bank Corp.	2,511	196,436
Independent Bank Corp./MI	1,082	22,203
Independent Bank Group, Inc.	1,975	133,036
International Bancshares Corp.	2,925	122,060
John Marshall Bancorp, Inc.(b)	612	15,429
Lakeland Bancorp, Inc.	3,348	54,539
Lakeland Financial Corp.	1,321	99,524
Live Oak Bancshares, Inc.	1,759	63,746
Macatawa Bank Corp.	1,412	13,442
Mercantile Bank Corp.	829	27,423
Metrocity Bankshares, Inc.	1,003	20,050
Metropolitan Bank Holding Corp.*	556	39,804
Mid Penn Bancorp, Inc.	771	22,428
Midland States Bancorp, Inc.	1,138	28,552
MidWestOne Financial Group, Inc.	761	23,210
MVB Financial Corp.	549	17,557
National Bank Holdings Corp., Class A	1,572	63,084
NBT Bancorp, Inc.	2,248	87,177
Nicolet Bankshares, Inc.*	661	50,619
Northeast Bank	362	14,035
Northwest Bancshares, Inc.	6,534	91,933
OceanFirst Financial Corp.	3,121	60,672
OFG Bancorp	2,561	69,659
Old National Bancorp	15,776	263,301
Old Second Bancorp, Inc.	2,279	31,268
Origin Bancorp, Inc.	1,208	49,347
Orrstown Financial Services, Inc.	571	14,692
Pacific Premier Bancorp, Inc.	5,042	165,176
Park National Corp.	771	101,641
Parke Bancorp, Inc.	543	12,044
Pathward Financial, Inc.	1,560	51,418
PCB Bancorp	624	11,719
PCSB Financial Corp.	672	12,439
Peapack-Gladstone Financial Corp.	935	31,481
Peoples Bancorp, Inc.	1,495	44,686
Peoples Financial Services Corp.	376	18,304
Preferred Bank	738	50,066
Premier Financial Corp.	1,905	51,473
Primis Financial Corp.	1,192	15,627
Professional Holding Corp., Class A*	694	19,404
QCR Holdings, Inc.	891	49,762
RBB Bancorp	805	17,791
Red River Bancshares, Inc.	235	12,011
Renasant Corp.	2,945	98,186
Republic Bancorp, Inc., Class A	475	20,188
Republic First Bancorp, Inc.*	2,599	8,265
S&T Bancorp, Inc.	2,100	62,244
Sandy Spring Bancorp, Inc.	2,381	91,716
Seacoast Banking Corp. of Florida	3,254	105,169
ServisFirst Bancshares, Inc.	2,700	227,772
Shore Bancshares, Inc.	957	18,231
Sierra Bancorp	739	15,312
Silvergate Capital Corp., Class A*	1,686	153,628
Simmons First National Corp., Class A	6,730	158,761
SmartFinancial, Inc.	834	20,925
South Plains Financial, Inc.	545	14,786
Southern First Bancshares, Inc.*	408	17,589
Southside Bancshares, Inc.	1,645	61,984
SouthState Corp.	4,032	314,657
Stock Yards Bancorp, Inc.	1,541	102,107
Summit Financial Group, Inc.	601	17,141
Texas Capital Bancshares, Inc.*	2,736	161,506
Third Coast Bancshares, Inc.*	688	12,522
Tompkins Financial Corp.	755	54,088

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Towne Bank	3,622	103,191
TriCo Bancshares	1,702	80,317
Triumph Bancorp, Inc.*	1,291	79,926
Trustmark Corp.	3,295	103,924
UMB Financial Corp.	2,367	211,775
United Bankshares, Inc.	7,126	264,375
United Community Banks, Inc.	5,718	191,725
Unity Bancorp, Inc.	378	10,595
Univest Financial Corp.	1,570	38,936
USCB Financial Holdings, Inc.*(b)	580	7,540
Valley National Bancorp	23,172	269,259
Veritex Holdings, Inc.	2,825	85,061
Washington Federal, Inc.	3,485	111,555
Washington Trust Bancorp, Inc.	930	47,086
WesBanco, Inc.	3,142	107,488
West Bancorp, Inc.	870	21,411
Westamerica Bancorp	1,401	78,386
		12,480,942
Beverages - 0.5%
Celsius Holdings, Inc.*	2,940	304,261
Coca-Cola Consolidated, Inc.	252	119,531
Duckhorn Portfolio, Inc. (The)*	1,986	36,225
MGP Ingredients, Inc.	754	82,533
National Beverage Corp.	1,270	70,434
Primo Water Corp.	8,475	111,361
Vintage Wine Estates, Inc.*	1,740	10,283
Vita Coco Co., Inc. (The)*(b)	1,499	22,470
		757,098
Biotechnology - 6.1%
2seventy bio, Inc.*	2,013	29,651
4D Molecular Therapeutics, Inc.*	1,613	12,678
Aadi Bioscience, Inc.*(b)	780	10,569
ACADIA Pharmaceuticals, Inc.*	6,467	106,253
Adagio Therapeutics, Inc.*	2,758	12,576
Adicet Bio, Inc.*	1,522	21,552
ADMA Biologics, Inc.*	9,990	26,973
Aerovate Therapeutics, Inc.*(b)	493	9,776
Affimed NV*	7,646	20,033
Agenus, Inc.*	14,521	39,207
Agios Pharmaceuticals, Inc.*	2,935	74,843
Akero Therapeutics, Inc.*	1,506	17,696
Albireo Pharma, Inc.*	926	16,205
Alector, Inc.*	3,344	34,610
Alkermes plc*	8,769	207,562
Allogene Therapeutics, Inc.*	4,285	58,747
Allovir, Inc.*	1,669	12,534
Alpine Immune Sciences, Inc.*	839	6,301
ALX Oncology Holdings, Inc.*(b)	1,153	14,989
Amicus Therapeutics, Inc.*	14,831	166,552
AnaptysBio, Inc.*	1,090	25,310
Anavex Life Sciences Corp.*	3,669	35,186
Anika Therapeutics, Inc.*	784	17,718
Apellis Pharmaceuticals, Inc.*	4,890	295,894
Arbutus Biopharma Corp.*	5,804	12,885
Arcellx, Inc.*	528	9,488
Arcturus Therapeutics Holdings, Inc.*	1,242	17,438
Arcus Biosciences, Inc.*	2,761	66,485
Arcutis Biotherapeutics, Inc.*(b)	1,883	50,747
Arrowhead Pharmaceuticals, Inc.*	5,537	219,874
Atara Biotherapeutics, Inc.*	4,934	19,785
Aura Biosciences, Inc.*(b)	986	13,173
Aurinia Pharmaceuticals, Inc.*	7,214	53,095
Avid Bioservices, Inc.*(b)	3,284	56,550
Avidity Biosciences, Inc.*	2,628	51,561
Beam Therapeutics, Inc.*	3,417	186,568
BioCryst Pharmaceuticals, Inc.*	9,974	138,639
Biohaven Pharmaceutical Holding Co. Ltd.*	3,351	500,472
Bioxcel Therapeutics, Inc.*(b)	1,029	14,077
Bluebird Bio, Inc.*	3,846	22,461
Blueprint Medicines Corp.*	3,212	235,183
Bridgebio Pharma, Inc.*	5,624	59,052
C4 Therapeutics, Inc.*	2,262	22,801
CareDx, Inc.*	2,739	53,657
Caribou Biosciences, Inc.*	2,904	28,662
Catalyst Pharmaceuticals, Inc.*	5,153	69,772
Celldex Therapeutics, Inc.*	2,464	74,906
Celularity, Inc., Class A*(b)	836	2,266
Century Therapeutics, Inc.*(b)	1,082	11,383
Cerevel Therapeutics Holdings, Inc.*(b)	2,923	85,059
ChemoCentryx, Inc.*	3,399	173,281
Chimerix, Inc.*	4,522	9,948
Chinook Therapeutics, Inc.*	2,349	48,859
Cogent Biosciences, Inc.*	2,398	39,543
Coherus Biosciences, Inc.*	3,962	44,295
Crinetics Pharmaceuticals, Inc.*	2,831	53,449
CTI BioPharma Corp.*(b)	4,979	31,268
Cullinan Oncology, Inc.*	1,603	21,608
Cytokinetics, Inc.*	4,415	233,818
Day One Biopharmaceuticals, Inc.*	1,257	29,527
Deciphera Pharmaceuticals, Inc.*	2,422	39,309
Denali Therapeutics, Inc.*(b)	5,298	146,596
Design Therapeutics, Inc.*	1,822	36,914
Dynavax Technologies Corp.*	6,363	72,984
Dyne Therapeutics, Inc.*	1,704	16,699
Eagle Pharmaceuticals, Inc.*	559	18,318
Editas Medicine, Inc.*	3,716	54,625
Eiger BioPharmaceuticals, Inc.*	2,203	18,197
Emergent BioSolutions, Inc.*	2,709	65,070
Enanta Pharmaceuticals, Inc.*	1,053	64,107
Enochian Biosciences, Inc.*	1,059	2,616
EQRx, Inc.*(b)	7,352	35,951
Erasca, Inc.*(b)	3,487	31,453
Fate Therapeutics, Inc.*	4,471	116,872
FibroGen, Inc.*	4,704	58,518
Foghorn Therapeutics, Inc.*(b)	1,081	10,745
Forma Therapeutics Holdings, Inc.*	1,945	26,063
Gelesis Holdings, Inc.*	526	636
Generation Bio Co.*	2,503	12,815
Geron Corp.*(b)	19,316	50,994
Global Blood Therapeutics, Inc.*(b)	3,352	227,601
Gossamer Bio, Inc.*(b)	3,388	47,263
GreenLight Biosciences Holdings PBC*(b)	751	2,133
Halozyme Therapeutics, Inc.*	7,298	297,248
Heron Therapeutics, Inc.*	5,531	22,622
HilleVax, Inc.*(b)	698	8,313
Humacyte, Inc.*(b)	948	3,460
Icosavax, Inc.*(b)	1,195	5,640
Ideaya Biosciences, Inc.*	1,914	18,815
IGM Biosciences, Inc.*(b)	538	10,443
Imago Biosciences, Inc.*(b)	1,414	20,545
ImmunityBio, Inc.*(b)	4,400	17,600
ImmunoGen, Inc.*	11,545	67,076
Immunovant, Inc.*	2,151	11,078
Inhibrx, Inc.*	1,570	27,852

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Inovio Pharmaceuticals, Inc.*	11,817	27,061
Insmed, Inc.*	6,413	157,888
Instil Bio, Inc.*	3,741	19,453
Intellia Therapeutics, Inc.*	4,056	243,603
Intercept Pharmaceuticals, Inc.*	1,314	22,824
Iovance Biotherapeutics, Inc.*	8,109	86,928
Ironwood Pharmaceuticals, Inc.*	7,351	79,097
iTeos Therapeutics, Inc.*	1,265	28,058
IVERIC bio, Inc.*	6,284	61,835
Janux Therapeutics, Inc.*(b)	921	9,965
Jounce Therapeutics, Inc.*	2,264	8,286
KalVista Pharmaceuticals, Inc.*	1,315	21,658
Karuna Therapeutics, Inc.*	1,579	402,740
Karyopharm Therapeutics, Inc.*	4,096	20,726
Keros Therapeutics, Inc.*	904	31,974
Kezar Life Sciences, Inc.*	2,502	25,721
Kiniksa Pharmaceuticals Ltd., Class A*	1,675	19,631
Kinnate Biopharma, Inc.*(b)	1,572	22,763
Kodiak Sciences, Inc.*	1,793	17,948
Kronos Bio, Inc.*	2,186	8,744
Krystal Biotech, Inc.*	1,127	79,014
Kura Oncology, Inc.*	3,413	47,304
Kymera Therapeutics, Inc.*	2,035	57,529
Lexicon Pharmaceuticals, Inc.*	3,915	10,766
Ligand Pharmaceuticals, Inc.*	815	75,298
Lyell Immunopharma, Inc.*(b)	9,304	62,337
MacroGenics, Inc.*	3,240	12,863
Madrigal Pharmaceuticals, Inc.*	686	49,474
MannKind Corp.*	13,383	48,848
MeiraGTx Holdings plc*	1,625	13,488
Mersana Therapeutics, Inc.*	4,712	35,340
MiMedx Group, Inc.*	6,065	21,409
Mirum Pharmaceuticals, Inc.*	855	21,358
Monte Rosa Therapeutics, Inc.*(b)	1,543	12,221
Morphic Holding, Inc.*	1,384	38,088
Myriad Genetics, Inc.*	4,277	95,548
Nkarta, Inc.*(b)	1,744	25,096
Nurix Therapeutics, Inc.*	2,385	37,516
Nuvalent, Inc., Class A*(b)	911	15,378
Ocugen, Inc.*(b)	11,506	29,685
Organogenesis Holdings, Inc.*	3,764	13,513
Outlook Therapeutics, Inc.*(b)	6,365	7,129
Pardes Biosciences, Inc.*	1,522	5,342
PepGen, Inc.*	447	4,247
PMV Pharmaceuticals, Inc.*	1,979	27,548
Point Biopharma Global, Inc.*(b)	3,983	38,834
Praxis Precision Medicines, Inc.*	2,032	6,340
Precigen, Inc.*	5,423	11,985
Prometheus Biosciences, Inc.*	1,573	82,284
Protagonist Therapeutics, Inc.*	2,473	21,565
Prothena Corp. plc*	1,907	52,576
PTC Therapeutics, Inc.*	3,777	188,623
Rallybio Corp.*(b)	857	9,470
RAPT Therapeutics, Inc.*	1,399	37,367
Recursion Pharmaceuticals, Inc., Class A*	7,271	76,418
REGENXBIO, Inc.*	2,160	63,720
Relay Therapeutics, Inc.*	4,114	94,499
Replimune Group, Inc.*	1,623	30,934
REVOLUTION Medicines, Inc.*	3,391	70,635
Rigel Pharmaceuticals, Inc.*	9,275	13,171
Rocket Pharmaceuticals, Inc.*	2,353	36,260
Sage Therapeutics, Inc.*	2,802	105,523
Sana Biotechnology, Inc.*(b)	4,786	32,593
Sangamo Therapeutics, Inc.*	6,441	34,781
Seres Therapeutics, Inc.*	3,787	19,465
Sorrento Therapeutics, Inc.*(b)	20,443	41,908
SpringWorks Therapeutics, Inc.*	1,868	51,874
Stoke Therapeutics, Inc.*	1,207	18,177
Sutro Biopharma, Inc.*	2,367	13,397
Syndax Pharmaceuticals, Inc.*	2,784	65,730
Talaris Therapeutics, Inc.*	1,204	3,985
Tango Therapeutics, Inc.*(b)	2,507	10,279
Tenaya Therapeutics, Inc.*(b)	1,499	6,581
TG Therapeutics, Inc.*	7,163	51,072
Tonix Pharmaceuticals Holding Corp.*	1	1
Travere Therapeutics, Inc.*	3,276	87,666
Twist Bioscience Corp.*	3,019	121,122
Tyra Biosciences, Inc.*(b)	705	4,660
Vanda Pharmaceuticals, Inc.*	2,985	31,581
Vaxart, Inc.*(b)	6,657	20,637
Vaxcyte, Inc.*	2,835	74,164
VBI Vaccines, Inc.*(b)	10,363	9,281
Vera Therapeutics, Inc.*(b)	744	16,167
Veracyte, Inc.*	3,853	78,601
Vericel Corp.*	2,538	63,323
Verve Therapeutics, Inc.*(b)	1,986	76,183
Vir Biotechnology, Inc.*	3,899	92,601
Viridian Therapeutics, Inc.*	1,388	30,827
VistaGen Therapeutics, Inc.*	10,465	1,926
Xencor, Inc.*	3,087	81,466
Y-mAbs Therapeutics, Inc.*	1,974	31,742
Zentalis Pharmaceuticals, Inc.*	2,066	55,389
		10,032,846
Building Products - 1.0%
AAON, Inc.	2,359	135,595
American Woodmark Corp.*	888	46,025
Apogee Enterprises, Inc.	1,195	48,804
Caesarstone Ltd.	1,217	12,401
CSW Industrials, Inc.	806	102,040
Gibraltar Industries, Inc.*	1,770	74,075
Griffon Corp.	2,478	77,685
Insteel Industries, Inc.	1,007	29,102
Janus International Group, Inc.*	4,392	45,369
JELD-WEN Holding, Inc.*	4,637	51,703
Masonite International Corp.*	1,213	99,248
PGT Innovations, Inc.*	3,170	66,316
Quanex Building Products Corp.	1,781	39,716
Resideo Technologies, Inc.*	7,779	161,959
Simpson Manufacturing Co., Inc.	2,332	216,036
UFP Industries, Inc.	3,275	260,002
View, Inc.*(b)	6,010	10,698
Zurn Elkay Water Solutions Corp.	6,679	184,207
		1,660,981
Capital Markets - 1.2%
Artisan Partners Asset Management, Inc., Class A	3,232	109,112
AssetMark Financial Holdings, Inc.*	1,158	22,396
Associated Capital Group, Inc., Class A	92	3,642
B Riley Financial, Inc.	1,092	54,349
Bakkt Holdings, Inc.*(b)	3,054	7,910
BGC Partners, Inc., Class A	17,182	69,072
BlackRock Capital Investment Corp.	2	8
Blucora, Inc.*	2,535	50,903

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Brightsphere Investment Group, Inc.	1,739	29,720
Cohen & Steers, Inc.	1,365	97,434
Cowen, Inc., Class A	1,412	54,291
Diamond Hill Investment Group, Inc.	164	28,052
Donnelley Financial Solutions, Inc.*	1,489	63,208
Federated Hermes, Inc., Class B	4,723	160,865
Focus Financial Partners, Inc., Class A*	3,120	122,148
GAMCO Investors, Inc., Class A	257	5,199
GCM Grosvenor, Inc., Class A	2,299	18,047
Hamilton Lane, Inc., Class A	1,898	132,063
Hercules Capital, Inc.	6	84
Houlihan Lokey, Inc.	2,743	215,326
Manning & Napier, Inc.	855	10,884
MarketWise, Inc.*(b)	913	2,547
Moelis & Co., Class A	3,468	144,477
Open Lending Corp., Class A*	5,674	55,095
Oppenheimer Holdings, Inc., Class A	475	17,243
Perella Weinberg Partners	2,506	18,018
Piper Sandler Cos.	934	107,008
PJT Partners, Inc., Class A	1,291	89,363
Prospect Capital Corp.	3	22
Pzena Investment Management, Inc., Class A	899	8,558
Sculptor Capital Management, Inc.	1,411	13,306
Silvercrest Asset Management Group, Inc., Class A	534	9,543
StepStone Group, Inc., Class A	2,835	77,367
StoneX Group, Inc.*	925	85,877
Value Line, Inc.	49	4,018
Victory Capital Holdings, Inc., Class A	887	23,754
Virtus Investment Partners, Inc.	384	73,440
WisdomTree Investments, Inc.	7,326	36,703
		2,021,052
Chemicals - 1.7%
AdvanSix, Inc.	1,463	53,048
American Vanguard Corp.	1,571	31,310
Amyris, Inc.*(b)	10,583	31,114
Aspen Aerogels, Inc.*(b)	1,473	19,164
Avient Corp.	4,897	214,636
Balchem Corp.	1,715	226,071
Cabot Corp.	2,990	215,190
Chase Corp.	405	35,705
Danimer Scientific, Inc.*(b)	4,873	21,685
Diversey Holdings Ltd.*	4,202	25,758
Ecovyst, Inc.*	3,442	31,804
FutureFuel Corp.	1,389	10,126
GCP Applied Technologies, Inc.*	2,676	84,080
Hawkins, Inc.	1,041	39,891
HB Fuller Co.	2,855	185,175
Ingevity Corp.*	2,093	146,803
Innospec, Inc.	1,330	124,302
Intrepid Potash, Inc.*	600	28,038
Koppers Holdings, Inc.	1,105	25,227
Kronos Worldwide, Inc.	1,191	15,340
Livent Corp.*	8,716	280,481
LSB Industries, Inc.*	1,705	26,905
Mativ Holdings, Inc.	2,924	69,065
Minerals Technologies, Inc.	1,764	102,771
Origin Materials, Inc.*(b)	5,720	35,750
Orion Engineered Carbons SA	3,252	54,829
Perimeter Solutions SA*	6,552	63,882
PureCycle Technologies, Inc.*(b)	5,713	52,160
Quaker Chemical Corp.	729	127,079
Rayonier Advanced Materials, Inc.*	3,318	14,997
Sensient Technologies Corp.	2,258	179,895
Stepan Co.	1,148	119,656
Tredegar Corp.	1,462	14,927
Trinseo plc	1,945	51,601
Tronox Holdings plc, Class A	6,291	92,037
Valhi, Inc.	129	4,507
		2,855,009
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	3,606	167,318
ACCO Brands Corp.	5,090	30,184
ACV Auctions, Inc., Class A*	6,065	51,613
Aris Water Solution, Inc., Class A	1,184	20,128
Brady Corp., Class A	2,528	117,653
BrightView Holdings, Inc.*	2,389	24,177
Brink's Co. (The)	2,495	137,924
Casella Waste Systems, Inc., Class A*	2,685	219,982
Cimpress plc*	948	31,834
CompX International, Inc.	85	2,037
CoreCivic, Inc., REIT*	6,492	61,869
Deluxe Corp.	2,328	44,791
Ennis, Inc.	1,365	28,979
GEO Group, Inc. (The)*	6,367	52,082
Harsco Corp.*	4,223	23,944
Healthcare Services Group, Inc.	3,986	56,083
Heritage-Crystal Clean, Inc.*	843	27,457
HNI Corp.	2,271	72,672
Interface, Inc.	3,151	35,197
KAR Auction Services, Inc.*	6,483	94,652
Kimball International, Inc., Class B	1,945	14,879
Li-Cycle Holdings Corp.*(b)	7,112	51,278
Matthews International Corp., Class A	1,645	41,141
MillerKnoll, Inc.	4,088	113,156
Montrose Environmental Group, Inc.*	1,478	59,430
NL Industries, Inc.	449	3,956
Pitney Bowes, Inc.	9,309	26,903
Quad/Graphics, Inc.*	1,870	5,909
SP Plus Corp.*	1,248	41,359
Steelcase, Inc., Class A	4,635	51,819
UniFirst Corp.	805	145,109
Viad Corp.*	1,093	41,731
VSE Corp.	570	23,854
		1,921,100
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	3,783	87,917
Aviat Networks, Inc.*	594	18,592
Calix, Inc.*	3,053	179,669
Cambium Networks Corp.*	618	12,026
Casa Systems, Inc.*	1,901	7,376
Clearfield, Inc.*	621	72,104
CommScope Holding Co., Inc.*	11,031	124,650
Comtech Telecommunications Corp.	1,391	15,704
Digi International, Inc.*	1,839	60,889
DZS, Inc.*	937	12,472
Extreme Networks, Inc.*	6,874	98,505

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Harmonic, Inc.*	4,950	55,737
Infinera Corp.*	10,180	55,786
Inseego Corp.*	4,631	12,504
NETGEAR, Inc.*	1,523	35,928
NetScout Systems, Inc.*	3,796	120,485
Ondas Holdings, Inc.*(b)	1,837	8,671
Ribbon Communications, Inc.*	3,887	13,643
Viavi Solutions, Inc.*	12,240	172,339
		1,164,997
Construction & Engineering - 1.2%
Ameresco, Inc., Class A*	1,710	117,733
API Group Corp.*(b)	11,127	173,025
Arcosa, Inc.	2,607	152,379
Argan, Inc.	753	26,046
Comfort Systems USA, Inc.	1,906	191,248
Concrete Pumping Holdings, Inc.*	1,410	9,447
Construction Partners, Inc., Class A*	2,145	62,763
Dycom Industries, Inc.*	1,554	174,234
EMCOR Group, Inc.	2,726	324,176
Fluor Corp.*(b)	7,656	202,425
Granite Construction, Inc.(b)	2,449	73,421
Great Lakes Dredge & Dock Corp.*	3,515	33,639
IES Holdings, Inc.*	475	14,435
Infrastructure and Energy Alternatives, Inc.*	1,635	23,233
MYR Group, Inc.*	901	83,739
Northwest Pipe Co.*	525	16,622
NV5 Global, Inc.*	728	102,473
Primoris Services Corp.	2,854	57,851
Sterling Infrastructure, Inc.*	1,574	39,806
Tutor Perini Corp.*	2,261	15,330
		1,894,025
Construction Materials - 0.1%
Summit Materials, Inc., Class A*	6,378	181,263
United States Lime & Minerals, Inc.	108	11,101
		192,364
Consumer Finance - 0.6%
Atlanticus Holdings Corp.*	231	6,577
Bread Financial Holdings, Inc.	2,693	103,492
Consumer Portfolio Services, Inc.*	770	8,963
Curo Group Holdings Corp.	1,182	7,801
Encore Capital Group, Inc.*	1,295	70,811
Enova International, Inc.*	1,713	59,852
EZCORP, Inc., Class A*	2,688	23,520
FirstCash Holdings, Inc.	2,076	161,845
Green Dot Corp., Class A*	2,612	52,998
LendingClub Corp.*	5,444	71,153
LendingTree, Inc.*	564	17,196
Moneylion, Inc.*(b)	7,767	11,107
Navient Corp.	6,247	96,141
Nelnet, Inc., Class A	804	67,729
NerdWallet, Inc., Class A*(b)	1,378	14,317
Oportun Financial Corp.*	1,495	7,640
OppFi, Inc.*(b)	720	1,951
PRA Group, Inc.*	2,134	78,830
PROG Holdings, Inc.*	2,911	53,970
Regional Management Corp.	413	13,914
Sunlight Financial Holdings, Inc.*(b)	1,304	3,990
World Acceptance Corp.*(b)	218	25,340
		959,137
Containers & Packaging - 0.2%
Cryptyde, Inc.*(b)	981	772
Greif, Inc., Class A	1,390	93,200
Greif, Inc., Class B	290	18,928
Myers Industries, Inc.	1,952	37,713
O-I Glass, Inc.*	8,370	108,894
Pactiv Evergreen, Inc.	2,325	25,807
Ranpak Holdings Corp.*	2,336	12,357
TriMas Corp.	2,279	62,718
		360,389
Distributors - 0.0%(d)
Funko, Inc., Class A*	1,711	38,104
Weyco Group, Inc.	317	8,115
		46,219
Diversified Consumer Services - 0.8%
2U, Inc.*(b)	4,016	28,594
Adtalem Global Education, Inc.*	2,413	90,946
American Public Education, Inc.*	1,008	10,413
Beachbody Co., Inc. (The)*(b)	5,624	6,524
Carriage Services, Inc.	724	25,637
Chegg, Inc.*	6,690	131,659
Coursera, Inc.*	6,065	69,747
Duolingo, Inc.*	1,265	118,935
European Wax Center, Inc., Class A(b)	1,137	24,593
Frontdoor, Inc.*	4,454	104,580
Graham Holdings Co., Class B	203	114,782
Laureate Education, Inc., Class A	6,096	67,178
Nerdy, Inc.*	2,910	8,905
OneSpaWorld Holdings Ltd.*	3,569	31,443
Perdoceo Education Corp.*	3,673	42,533
PowerSchool Holdings, Inc., Class A*	2,454	44,172
Rover Group, Inc.*(b)	4,986	18,997
StoneMor, Inc.*	1,470	5,057
Strategic Education, Inc.	1,236	79,969
Stride, Inc.*(b)	2,183	83,260
Udemy, Inc.*	3,882	57,686
Universal Technical Institute, Inc.*	1,742	11,950
Vivint Smart Home, Inc.*	5,102	31,939
WW International, Inc.*	2,915	15,216
		1,224,715
Diversified Financial Services - 0.2%
Alerus Financial Corp.	816	19,388
A-Mark Precious Metals, Inc.	972	30,045
Banco Latinoamericano de Comercio Exterior SA, Class E	1,479	21,593
Cannae Holdings, Inc.*	4,065	87,845
Compass Diversified Holdings	3,258	67,962
Jackson Financial, Inc., Class A	4,063	127,009
SWK Holdings Corp.*	192	3,356
		357,198
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	652	27,678
ATN International, Inc.	587	27,501
Bandwidth, Inc., Class A*	1,246	19,313
Charge Enterprises, Inc.*(b)	5,812	14,123
Cogent Communications Holdings, Inc.	2,313	123,167
Consolidated Communications Holdings, Inc.*	3,993	22,920
EchoStar Corp., Class A*	1,896	34,906
Globalstar, Inc.*(b)	36,788	73,576
IDT Corp., Class B*	781	19,970

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Iridium Communications, Inc.*	6,851	304,116
Liberty Latin America Ltd., Class A*	2,080	14,560
Liberty Latin America Ltd., Class C*	8,227	57,342
Ooma, Inc.*	1,232	14,907
Radius Global Infrastructure, Inc.*	4,017	55,314
Starry Group Holdings, Inc., Class A*(b)	1,277	2,873
		812,266
Electric Utilities - 0.6%
ALLETE, Inc.	3,082	182,393
MGE Energy, Inc.	1,959	150,882
Otter Tail Corp.	2,213	167,170
PNM Resources, Inc.	4,597	218,036
Portland General Electric Co.	4,811	248,584
Via Renewables, Inc.(b)	654	5,579
		972,644
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	698	24,444
Array Technologies, Inc.*	8,108	169,457
Atkore, Inc.*	2,313	195,240
AZZ, Inc.	1,321	56,288
Babcock & Wilcox Enterprises, Inc.*	3,203	25,560
Blink Charging Co.*(b)	1,986	42,441
Bloom Energy Corp., Class A*	9,454	240,226
Encore Wire Corp.	1,024	133,222
Energy Vault Holdings, Inc.*	1,352	7,450
EnerSys	2,226	138,836
Enovix Corp.*	5,852	129,446
ESS Tech, Inc.*(b)	4,334	19,243
Fluence Energy, Inc.*(b)	1,932	38,543
FTC Solar, Inc.*	2,225	9,211
FuelCell Energy, Inc.*	19,867	83,243
GrafTech International Ltd.	10,571	62,157
Heliogen, Inc.*(b)	1,024	2,458
NuScale Power Corp.*(b)	921	12,636
Powell Industries, Inc.	492	12,133
Preformed Line Products Co.	133	10,347
Shoals Technologies Group, Inc., Class A*	6,016	158,642
Stem, Inc.*	7,752	121,861
Thermon Group Holdings, Inc.*	1,781	31,257
TPI Composites, Inc.*	1,967	36,567
Vicor Corp.*	1,184	84,230
		1,845,138
Electronic Equipment, Instruments & Components - 1.8%
908 Devices, Inc.*	1,177	23,717
Advanced Energy Industries, Inc.	2,021	181,466
Aeva Technologies, Inc.*(b)	5,207	16,038
AEye, Inc.*	1,417	2,182
Akoustis Technologies, Inc.*	2,794	12,238
Arlo Technologies, Inc.*	4,573	27,850
Badger Meter, Inc.	1,573	148,947
Belden, Inc.	2,361	154,598
Benchmark Electronics, Inc.	1,879	51,579
Cepton, Inc.*	413	727
CTS Corp.	1,705	72,156
ePlus, Inc.*	1,427	67,240
Evolv Technologies Holdings, Inc.*(b)	4,517	10,254
Fabrinet*	1,986	204,240
FARO Technologies, Inc.*	985	33,047
Focus Universal, Inc.*	952	10,234
Identiv, Inc.*	1,186	17,695
Insight Enterprises, Inc.*	1,690	153,993
Itron, Inc.*	2,427	115,477
Kimball Electronics, Inc.*	1,288	27,743
Knowles Corp.*	4,819	73,008
Lightwave Logic, Inc.*(b)	6,012	47,916
Methode Electronics, Inc.	1,951	78,937
MicroVision, Inc.*(b)	8,904	43,095
Mirion Technologies, Inc.*	7,367	55,768
Napco Security Technologies, Inc.*	1,580	46,863
nLight, Inc.*	2,361	29,489
Novanta, Inc.*	1,912	255,615
OSI Systems, Inc.*	870	72,488
Ouster, Inc.*(b)	7,339	11,008
PAR Technology Corp.*	1,427	50,230
PC Connection, Inc.	606	30,106
Plexus Corp.*	1,477	138,439
Rogers Corp.*	1,010	253,025
Sanmina Corp.*	3,230	156,720
ScanSource, Inc.*	1,379	39,950
SmartRent, Inc.*(b)	6,399	20,669
TTM Technologies, Inc.*	5,451	85,744
Velodyne Lidar, Inc.*	10,378	12,972
Vishay Intertechnology, Inc.	7,112	139,893
Vishay Precision Group, Inc.*	667	22,885
		2,996,241
Energy Equipment & Services - 1.2%
Archrock, Inc.	7,280	53,799
Borr Drilling Ltd.*	7,223	28,964
Bristow Group, Inc.*	1,273	36,930
Cactus, Inc., Class A	3,170	126,642
ChampionX Corp.	10,989	239,670
Diamond Offshore Drilling, Inc.*	5,370	38,181
DMC Global, Inc.*	1,011	22,566
Dril-Quip, Inc.*	1,834	40,586
Expro Group Holdings NV*	4,169	56,365
Helix Energy Solutions Group, Inc.*	7,689	33,216
Helmerich & Payne, Inc.	5,530	236,408
Liberty Energy, Inc., Class A*	7,679	115,185
Nabors Industries Ltd.*	488	64,665
National Energy Services Reunited Corp.*	2,051	14,398
Newpark Resources, Inc.*	4,554	13,116
NexTier Oilfield Solutions, Inc.*	9,446	88,509
Noble Corp.*	2,023	61,398
Oceaneering International, Inc.*	5,379	47,604
Oil States International, Inc.*(b)	3,277	16,057
Patterson-UTI Energy, Inc.	11,538	171,916
ProPetro Holding Corp.*	4,698	43,034
RPC, Inc.	3,998	31,784
Select Energy Services, Inc., Class A*	3,840	27,302
Solaris Oilfield Infrastructure, Inc., Class A	1,699	18,179
TETRA Technologies, Inc.*	6,693	26,638
Tidewater, Inc.*	2,050	45,428
US Silica Holdings, Inc.*	3,986	55,924
Valaris Ltd.*	3,277	167,061
Weatherford International plc*	3,802	106,988
		2,028,513

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Entertainment - 0.3%
Chicken Soup For The Soul Entertainment, Inc.*	1	9
Cinemark Holdings, Inc.*	5,861	82,523
IMAX Corp.*	2,639	41,379
Liberty Media Corp.-Liberty Braves, Class A*	538	15,118
Liberty Media Corp.-Liberty Braves, Class C*	2,026	55,391
Lions Gate Entertainment Corp., Class A*	3,134	30,870
Lions Gate Entertainment Corp., Class B*	6,275	58,546
Madison Square Garden Entertainment Corp.*(b)	1,385	76,951
Marcus Corp. (The)(b)	1,280	20,595
Playstudios, Inc.*	4,257	15,410
Reservoir Media, Inc.*(b)	1,101	7,211
Skillz, Inc.*(b)	16,431	21,853
		425,856
Equity Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust	5,010	79,809
Agree Realty Corp.(b)	3,993	300,753
Alexander & Baldwin, Inc.	3,896	72,972
Alexander's, Inc.	116	27,480
American Assets Trust, Inc.	2,656	73,731
Apartment Investment and Management Co., Class A*(b)	8,054	71,197
Apple Hospitality REIT, Inc.	11,573	184,126
Armada Hoffler Properties, Inc.	3,610	47,399
Ashford Hospitality Trust, Inc.*	1,849	16,974
Bluerock Residential Growth REIT, Inc.	1,543	41,121
Braemar Hotels & Resorts, Inc.	3,678	18,942
Brandywine Realty Trust	9,131	73,322
Broadstone Net Lease, Inc.	9,104	174,251
BRT Apartments Corp.	638	15,229
CareTrust REIT, Inc.	5,195	111,900
CatchMark Timber Trust, Inc., Class A	2,635	28,063
CBL & Associates Properties, Inc.	1,432	41,442
Centerspace	826	62,264
Chatham Lodging Trust*	2,579	31,361
City Office REIT, Inc.	2,297	26,530
Clipper Realty, Inc.	643	5,408
Community Healthcare Trust, Inc.	1,275	47,035
Corporate Office Properties Trust	6,059	156,565
CTO Realty Growth, Inc.	955	20,160
DiamondRock Hospitality Co.*	11,281	98,483
Diversified Healthcare Trust	12,788	18,670
Easterly Government Properties, Inc.	4,903	88,009
Empire State Realty Trust, Inc., Class A	7,430	51,787
Equity Commonwealth*	5,804	152,703
Essential Properties Realty Trust, Inc.	7,021	158,955
Farmland Partners, Inc.	2,463	35,738
Four Corners Property Trust, Inc.	4,312	115,950
Franklin Street Properties Corp.	5,308	14,915
Getty Realty Corp.	2,269	68,252
Gladstone Commercial Corp.	2,061	39,303
Gladstone Land Corp.	1,733	40,743
Global Medical REIT, Inc.	3,282	35,577
Global Net Lease, Inc.	5,606	77,195
Hersha Hospitality Trust*	1,689	16,383
Independence Realty Trust, Inc.	11,924	231,922
Indus Realty Trust, Inc.	288	17,689
Industrial Logistics Properties Trust	3,495	26,178
Innovative Industrial Properties, Inc.	1,493	136,938
InvenTrust Properties Corp.	3,645	95,718
iStar, Inc.	3,563	49,062
Kite Realty Group Trust	11,720	226,899
LTC Properties, Inc.	2,094	94,000
LXP Industrial Trust(b)	15,217	153,083
Macerich Co. (The)	11,584	110,859
National Health Investors, Inc.	2,374	155,521
Necessity Retail REIT, Inc. (The)	7,187	53,615
NETSTREIT Corp.(b)	2,588	50,880
NexPoint Residential Trust, Inc.	1,221	64,493
Office Properties Income Trust	2,579	45,313
One Liberty Properties, Inc.	878	21,204
Orion Office REIT, Inc.	3,069	30,291
Outfront Media, Inc.	7,875	139,387
Paramount Group, Inc.	10,038	69,563
Pebblebrook Hotel Trust	6,987	123,111
Phillips Edison & Co., Inc.	6,150	200,920
Physicians Realty Trust	12,102	201,619
Piedmont Office Realty Trust, Inc., Class A	6,612	77,889
Plymouth Industrial REIT, Inc.	2,026	41,067
Postal Realty Trust, Inc., Class A	952	14,137
PotlatchDeltic Corp.	3,674	170,547
Retail Opportunity Investments Corp.	6,485	108,624
RLJ Lodging Trust	8,844	106,659
RPT Realty	4,490	43,239
Ryman Hospitality Properties, Inc.*	2,896	238,109
Sabra Health Care REIT, Inc.	12,415	185,853
Safehold, Inc.	1,167	44,381
Saul Centers, Inc.	636	28,168
Service Properties Trust	8,833	60,418
SITE Centers Corp.	10,474	135,743
STAG Industrial, Inc.	9,705	298,914
Summit Hotel Properties, Inc.	5,635	44,291
Sunstone Hotel Investors, Inc.*	11,565	125,943
Tanger Factory Outlet Centers, Inc.	5,453	84,085
Terreno Realty Corp.	3,997	243,777
UMH Properties, Inc.	2,663	48,041
Uniti Group, Inc.	12,764	119,854
Universal Health Realty Income Trust	690	35,114
Urban Edge Properties	6,154	96,802
Urstadt Biddle Properties, Inc., Class A	1,599	26,735
Veris Residential, Inc.*	4,633	62,268
Washington REIT	4,703	92,226
Whitestone REIT	2,514	24,738
Xenia Hotels & Resorts, Inc.*	6,153	97,587
		7,694,171
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	1,723	63,803
Chefs' Warehouse, Inc. (The)*	1,834	61,145
HF Foods Group, Inc.*	1,943	9,890
Ingles Markets, Inc., Class A	766	67,048
Natural Grocers by Vitamin Cottage, Inc.	497	7,137
PriceSmart, Inc.	1,324	83,769
Rite Aid Corp.*	2,935	21,073

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
SpartanNash Co.	1,921	58,456
Sprouts Farmers Market, Inc.*	5,902	170,568
United Natural Foods, Inc.*	3,126	137,794
Village Super Market, Inc., Class A	456	10,023
Weis Markets, Inc.	884	68,696
		759,402
Food Products - 1.0%
Alico, Inc.	338	11,475
AppHarvest, Inc.*(b)	3,838	11,054
B&G Foods, Inc.(b)	3,659	79,254
Benson Hill, Inc.*(b)	9,204	32,674
Beyond Meat, Inc.*(b)	3,300	80,520
BRC, Inc., Class A*	1,380	13,455
Calavo Growers, Inc.	928	39,013
Cal-Maine Foods, Inc.	2,040	109,364
Fresh Del Monte Produce, Inc.	1,642	44,892
Hain Celestial Group, Inc. (The)*	4,044	81,931
Hostess Brands, Inc.*	7,416	171,903
J & J Snack Foods Corp.	818	121,907
John B Sanfilippo & Son, Inc.	481	38,831
Lancaster Colony Corp.	1,045	176,135
Landec Corp.*	1,408	14,784
Local Bounti Corp.*(b)	1,006	3,742
Mission Produce, Inc.*	2,156	34,712
Seneca Foods Corp., Class A*	315	16,642
Simply Good Foods Co. (The)*	4,844	147,984
Sovos Brands, Inc.*	1,530	23,363
SunOpta, Inc.*	5,251	52,142
Tattooed Chef, Inc.*(b)	2,633	17,536
Tootsie Roll Industries, Inc.	818	29,309
TreeHouse Foods, Inc.*	2,737	127,544
Utz Brands, Inc.	3,534	58,877
Vital Farms, Inc.*	1,607	20,811
Whole Earth Brands, Inc.*	2,185	11,165
		1,571,019
Gas Utilities - 1.0%
Brookfield Infrastructure Corp., Class A(b)	5,266	250,662
Chesapeake Utilities Corp.	936	118,217
New Jersey Resources Corp.	5,178	228,557
Northwest Natural Holding Co.	1,834	87,317
ONE Gas, Inc.	2,891	226,279
South Jersey Industries, Inc.	6,605	223,579
Southwest Gas Holdings, Inc.	3,550	276,367
Spire, Inc.	2,742	191,638
		1,602,616
Health Care Equipment & Supplies - 3.3%
Alphatec Holdings, Inc.*	3,789	28,759
AngioDynamics, Inc.*	2,001	44,302
Artivion, Inc.*	2,094	46,403
AtriCure, Inc.*	2,453	111,906
Atrion Corp.	75	45,296
Avanos Medical, Inc.*	2,535	62,437
Axogen, Inc.*	2,181	20,436
Axonics, Inc.*	2,526	182,504
BioLife Solutions, Inc.*	1,813	42,805
Bioventus, Inc., Class A*(b)	1,700	12,427
Butterfly Network, Inc.*(b)	7,146	44,520
Cardiovascular Systems, Inc.*	2,136	28,217
Cerus Corp.*	9,280	38,141
CONMED Corp.	1,519	134,538
CryoPort, Inc.*	2,394	78,188
Cue Health, Inc.*	5,792	19,287
Cutera, Inc.*	892	42,593
Embecta Corp.	3,083	98,409
Figs, Inc., Class A*	6,859	79,290
Glaukos Corp.*	2,460	119,433
Haemonetics Corp.*	2,732	204,982
Heska Corp.*	520	47,356
Inari Medical, Inc.*	2,594	179,894
Inogen, Inc.*	1,235	35,358
Inspire Medical Systems, Inc.*(b)	1,463	280,150
Integer Holdings Corp.*	1,771	111,697
iRadimed Corp.	384	12,883
iRhythm Technologies, Inc.*	1,606	236,805
Lantheus Holdings, Inc.*	3,675	289,590
LeMaitre Vascular, Inc.	1,049	51,800
LivaNova plc*	2,886	162,337
Meridian Bioscience, Inc.*	2,312	75,348
Merit Medical Systems, Inc.*	3,005	177,986
Mesa Laboratories, Inc.	272	46,474
Nano-X Imaging Ltd.*	2,261	30,094
Neogen Corp.*(b)	5,821	121,659
Nevro Corp.*	1,876	85,020
NuVasive, Inc.*	2,816	119,708
Omnicell, Inc.*	2,362	241,609
OraSure Technologies, Inc.*	3,927	16,061
Orthofix Medical, Inc.*	1,040	20,696
OrthoPediatrics Corp.*	774	37,996
Outset Medical, Inc.*	2,579	47,170
Owlet, Inc.*(b)	882	1,429
Paragon 28, Inc.*(b)	2,480	43,524
PROCEPT BioRobotics Corp.*	1,377	55,741
Pulmonx Corp.*(b)	1,840	33,801
RxSight, Inc.*(b)	1,106	13,836
SeaSpine Holdings Corp.*	1,904	12,186
Senseonics Holdings, Inc.*(b)	24,629	43,840
Shockwave Medical, Inc.*	1,915	568,487
SI-BONE, Inc.*	1,804	29,766
Sight Sciences, Inc.*	1,158	8,071
Silk Road Medical, Inc.*	1,857	73,964
STAAR Surgical Co.*	2,580	244,042
Surmodics, Inc.*	735	24,762
Tactile Systems Technology, Inc.*	1,041	8,588
Tenon Medical, Inc.*	169	340
TransMedics Group, Inc.*	1,445	75,183
Treace Medical Concepts, Inc.*	1,794	35,934
UFP Technologies, Inc.*	366	34,034
Utah Medical Products, Inc.	185	17,001
Varex Imaging Corp.*	2,077	43,804
Vicarious Surgical, Inc.*(b)	2,930	10,929
ViewRay, Inc.*	7,958	27,216
Zimvie, Inc.*	1,118	17,016
Zynex, Inc.	1,208	10,800
		5,346,858
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc.*	9,698	166,903
23andMe Holding Co.*(b)	9,241	31,142
Accolade, Inc.*	3,142	31,986
AdaptHealth Corp.*	3,885	69,813
Addus HomeCare Corp.*	831	74,142
Agiliti, Inc.*	1,477	23,721
AirSculpt Technologies, Inc.	665	5,799
Alignment Healthcare, Inc.*	4,537	69,008
AMN Healthcare Services, Inc.*(b)	2,406	246,952
Apollo Medical Holdings, Inc.*	2,094	90,314
ATI Physical Therapy, Inc.*(b)	4,019	3,617
Aveanna Healthcare Holdings, Inc.*	2,390	4,350

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Brookdale Senior Living, Inc.*	10,002	44,009
Cano Health, Inc.*	8,706	53,716
CareMax, Inc.*	3,207	21,936
Castle Biosciences, Inc.*	1,278	37,062
Clover Health Investments Corp.*(b)	20,514	53,542
Community Health Systems, Inc.*	6,723	17,883
CorVel Corp.*	483	75,049
Covetrus, Inc.*	5,692	118,792
Cross Country Healthcare, Inc.*	1,969	49,973
DocGo, Inc.*	4,331	44,176
Ensign Group, Inc. (The)	2,898	247,199
Fulgent Genetics, Inc.*	1,158	50,338
Hanger, Inc.*	2,037	37,949
HealthEquity, Inc.*	4,464	294,981
Hims & Hers Health, Inc.*	6,526	41,505
Innovage Holding Corp.*(b)	1,028	3,773
Invitae Corp.*	12,376	37,623
Joint Corp. (The)*	755	13,771
LHC Group, Inc.*	1,604	258,998
LifeStance Health Group, Inc.*	3,885	24,437
ModivCare, Inc.*	682	73,874
National HealthCare Corp.	675	46,879
National Research Corp.	770	26,265
Oncology Institute, Inc. (The)*(b)	1,010	6,413
OPKO Health, Inc.*	21,708	47,323
Option Care Health, Inc.*	8,319	257,556
Owens & Minor, Inc.	3,970	117,155
P3 Health Partners, Inc.*(b)	1,366	6,721
Patterson Cos., Inc.	4,687	130,720
Pediatrix Medical Group, Inc.*	4,623	82,382
Pennant Group, Inc. (The)*	1,404	22,001
PetIQ, Inc.*	1,473	13,758
Privia Health Group, Inc.*	2,332	92,790
Progyny, Inc.*	4,023	161,765
R1 RCM, Inc.*	7,267	158,784
RadNet, Inc.*	2,633	52,897
Select Medical Holdings Corp.	5,810	148,968
Sema4 Holdings Corp.*(b)	8,496	8,666
Surgery Partners, Inc.*(b)	2,134	58,749
US Physical Therapy, Inc.	691	57,083
		3,915,208
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	6,128	104,176
American Well Corp., Class A*(b)	12,334	56,120
Babylon Holdings Ltd., Class A*(b)	5,852	4,173
Computer Programs and Systems, Inc.*	768	23,432
Convey Health Solutions Holdings, Inc.*	868	9,105
Evolent Health, Inc., Class A*	4,408	161,994
Health Catalyst, Inc.*	2,907	34,884
HealthStream, Inc.*	1,300	28,769
Multiplan Corp.*	20,320	71,526
NextGen Healthcare, Inc.*	2,992	51,283
Nutex Health, Inc.*(b)	2,084	5,606
OptimizeRx Corp.*	951	15,092
Phreesia, Inc.*	2,640	67,742
Schrodinger, Inc.*	2,902	79,631
Sharecare, Inc.*(b)	3,295	6,030
Simulations Plus, Inc.	839	50,382
		769,945
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment, Inc.*	3,159	29,726
Bally's Corp.*(b)	2,144	50,791
Biglari Holdings, Inc., Class B*	40	5,394
BJ's Restaurants, Inc.*	1,220	30,598
Bloomin' Brands, Inc.	4,750	96,045
Bluegreen Vacations Holding Corp.	690	14,380
Bowlero Corp.*(b)	2,093	24,739
Brinker International, Inc.*	2,336	57,255
Century Casinos, Inc.*	1,466	10,804
Cheesecake Factory, Inc. (The)	2,676	81,939
Chuy's Holdings, Inc.*	1,014	22,643
Cracker Barrel Old Country Store, Inc.	1,248	134,709
Dave & Buster's Entertainment, Inc.*	2,310	95,495
Denny's Corp.*	3,230	30,524
Dine Brands Global, Inc.	848	56,477
El Pollo Loco Holdings, Inc.*	1,050	9,503
Everi Holdings, Inc.*	4,726	87,431
F45 Training Holdings, Inc.*(b)	1,950	4,875
First Watch Restaurant Group, Inc.*	534	8,955
Full House Resorts, Inc.*	1,768	11,916
Golden Entertainment, Inc.*	1,100	42,086
Hilton Grand Vacations, Inc.*	4,823	196,682
Inspirato, Inc.*	549	1,532
Inspired Entertainment, Inc.*	1,191	12,470
International Game Technology plc	5,361	96,176
Jack in the Box, Inc.	1,139	90,961
Krispy Kreme, Inc.(b)	3,863	45,390
Kura Sushi USA, Inc., Class A*	249	18,615
Life Time Group Holdings, Inc.*	2,262	26,805
Light & Wonder, Inc.*	5,263	259,097
Lindblad Expeditions Holdings, Inc.*	1,732	13,388
Monarch Casino & Resort, Inc.*	715	43,179
NEOGAMES SA*	706	11,289
Noodles & Co., Class A*	2,197	10,436
ONE Group Hospitality, Inc. (The)*	1,213	8,661
Papa John's International, Inc.	1,776	143,554
Portillo's, Inc., Class A*(b)	1,068	23,517
RCI Hospitality Holdings, Inc.(b)	476	31,040
Red Rock Resorts, Inc., Class A	2,869	109,653
Rush Street Interactive, Inc.*(b)	3,265	15,803
Ruth's Hospitality Group, Inc.	1,756	31,994
SeaWorld Entertainment, Inc.*	2,431	122,158
Shake Shack, Inc., Class A*	2,016	96,083
Sonder Holdings, Inc.*	2,343	4,358
Sweetgreen, Inc., Class A*	725	12,260
Target Hospitality Corp.*(b)	1,643	21,835
Texas Roadhouse, Inc.	3,677	326,371
Vacasa, Inc., Class A*	2,195	8,780
Wingstop, Inc.	1,611	183,428
Xponential Fitness, Inc., Class A*	912	16,717
		2,888,517
Household Durables - 1.2%
Aterian, Inc.*	3,272	7,460
Beazer Homes USA, Inc.*	1,603	22,827
Cavco Industries, Inc.*	493	115,367
Century Communities, Inc.	1,573	73,443
Dream Finders Homes, Inc., Class A*(b)	1,127	13,918
Ethan Allen Interiors, Inc.	1,217	28,928

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
GoPro, Inc., Class A*	7,032	42,825
Green Brick Partners, Inc.*	1,535	37,393
Helen of Troy Ltd.*	1,278	157,999
Hovnanian Enterprises, Inc., Class A*	277	11,105
Installed Building Products, Inc.	1,305	118,181
iRobot Corp.*(b)	1,444	85,023
KB Home	4,304	123,310
Landsea Homes Corp.*	561	3,759
La-Z-Boy, Inc.	2,312	61,014
Legacy Housing Corp.*	470	8,032
LGI Homes, Inc.*(b)	1,122	106,489
Lifetime Brands, Inc.	689	6,146
Lovesac Co. (The)*	749	23,107
M/I Homes, Inc.*	1,478	63,909
MDC Holdings, Inc.	3,077	95,633
Meritage Homes Corp.*	1,953	153,018
Purple Innovation, Inc.*(b)	2,950	8,437
Skyline Champion Corp.*	2,869	162,586
Snap One Holdings Corp.*(b)	969	10,843
Sonos, Inc.*	6,863	103,219
Taylor Morrison Home Corp., Class A*	6,213	156,008
Traeger, Inc.*	1,720	4,541
Tri Pointe Homes, Inc.*	5,522	95,696
Tupperware Brands Corp.*	2,446	27,493
Universal Electronics, Inc.*	651	14,472
Vizio Holding Corp., Class A*(b)	3,648	39,107
Vuzix Corp.*(b)	3,191	23,964
Weber, Inc., Class A(b)	1,453	10,432
		2,015,684
Household Products - 0.2%
Central Garden & Pet Co.*	530	21,157
Central Garden & Pet Co., Class A*	2,193	82,808
Energizer Holdings, Inc.	3,587	100,795
WD-40 Co.	736	139,222
		343,982
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc.*	2,251	23,591
Clearway Energy, Inc., Class A	1,873	64,581
Clearway Energy, Inc., Class C(b)	4,413	163,722
Montauk Renewables, Inc.*	3,463	61,468
Ormat Technologies, Inc.	2,440	228,091
Sunnova Energy International, Inc.*(b)	5,340	134,675
		676,128
Industrial Conglomerates - 0.0%(d)
Brookfield Business Corp., Class A(b)	1,398	33,999

Insurance - 1.6%
Ambac Financial Group, Inc.*	2,464	37,182
American Equity Investment Life Holding Co.	4,192	159,296
AMERISAFE, Inc.	1,029	49,207
Argo Group International Holdings Ltd.	1,707	33,508
Bright Health Group, Inc.*(b)	10,376	15,668
BRP Group, Inc., Class A*	3,146	98,784
CNO Financial Group, Inc.	6,184	113,847
Crawford & Co., Class A	905	5,502
Donegal Group, Inc., Class A	808	11,732
eHealth, Inc.*	1,310	8,384
Employers Holdings, Inc.	1,485	58,153
Enstar Group Ltd.*	622	117,714
Genworth Financial, Inc., Class A*	27,375	115,523
Goosehead Insurance, Inc., Class A*	1,024	53,248
Greenlight Capital Re Ltd., Class A*	1,405	11,085
HCI Group, Inc.(b)	389	18,590
Hippo Holdings, Inc.*	13,686	13,275
Horace Mann Educators Corp.	2,237	80,018
Investors Title Co.	70	10,315
James River Group Holdings Ltd.	1,977	46,974
Kinsale Capital Group, Inc.	1,164	295,167
Lemonade, Inc.*(b)	2,166	47,912
MBIA, Inc.*	2,584	30,465
Mercury General Corp.	1,439	45,904
National Western Life Group, Inc., Class A	121	23,028
NI Holdings, Inc.*	454	5,961
Oscar Health, Inc., Class A*	6,353	42,120
Palomar Holdings, Inc.*	1,307	103,632
ProAssurance Corp.	2,900	62,031
RLI Corp.	2,100	230,496
Root, Inc., Class A*(b)	416	5,154
Safety Insurance Group, Inc.	767	69,068
Selective Insurance Group, Inc.	3,209	254,859
Selectquote, Inc.*	7,185	7,975
SiriusPoint Ltd.*	4,953	22,140
Stewart Information Services Corp.	1,443	73,074
Tiptree, Inc.	1,280	15,296
Trean Insurance Group, Inc.*	1,214	5,402
Trupanion, Inc.*	2,097	148,006
United Fire Group, Inc.	1,148	33,786
Universal Insurance Holdings, Inc.	1,406	16,788
		2,596,269
Interactive Media & Services - 0.6%
Arena Group Holdings, Inc. (The)*(b)	610	6,417
Bumble, Inc., Class A*	4,639	116,207
Cargurus, Inc.*	5,491	102,682
Cars.com, Inc.*	3,726	47,506
DHI Group, Inc.*	2,298	11,720
Eventbrite, Inc., Class A*	4,146	29,478
EverQuote, Inc., Class A*	1,041	9,005
fuboTV, Inc.*(b)	9,577	34,669
Leafly Holdings, Inc.*	234	370
MediaAlpha, Inc., Class A*	1,278	10,671
Outbrain, Inc.*(b)	2,146	9,464
QuinStreet, Inc.*	2,790	33,508
Shutterstock, Inc.	1,305	72,310
TrueCar, Inc.*	4,987	10,872
Vimeo, Inc.*	7,699	45,578
Vinco Ventures, Inc.*(b)	9,867	9,571
Wejo Group Ltd.*(b)	1,229	1,389
Yelp, Inc.*	3,700	126,429
Ziff Davis, Inc.*	2,457	189,877
ZipRecruiter, Inc., Class A*	4,298	71,690
		939,413
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,446	12,551
1stdibs.com, Inc.*(b)	1,256	8,503
aka Brands Holding Corp.*(b)	598	1,244
BARK, Inc.*	2,767	6,419
Boxed, Inc.*	617	654
CarParts.com, Inc.*	2,732	17,703

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
ContextLogic, Inc., Class A*(b)	30,602	39,783
Duluth Holdings, Inc., Class B*	703	6,236
Groupon, Inc.*(b)	1,159	11,486
Lands' End, Inc.*	821	11,346
Liquidity Services, Inc.*	1,328	23,227
Lulu's Fashion Lounge Holdings, Inc.*(b)	315	2,010
Overstock.com, Inc.*	2,290	59,769
PetMed Express, Inc.(b)	1,084	22,298
Porch Group, Inc.*	4,336	9,322
Poshmark, Inc., Class A*	2,471	26,736
Quotient Technology, Inc.*	4,802	8,932
Qurate Retail, Inc., Series A	18,828	58,367
RealReal, Inc. (The)*	4,575	9,791
Rent the Runway, Inc., Class A*(b)	2,510	11,169
Revolve Group, Inc.*	2,196	51,584
RumbleON, Inc., Class B*(b)	558	12,192
Stitch Fix, Inc., Class A*	4,368	21,927
ThredUp, Inc., Class A*	3,152	7,596
Vivid Seats, Inc., Class A(b)	1,329	10,752
Xometry, Inc., Class A*(b)	1,818	89,100
		540,697
IT Services - 1.7%
AvidXchange Holdings, Inc.*	7,884	61,416
BigCommerce Holdings, Inc., Series 1*	3,448	57,478
Brightcove, Inc.*	2,212	14,688
Cantaloupe, Inc.*	3,141	20,008
Cass Information Systems, Inc.	724	26,556
Cerberus Cyber Sentinel Corp.*(b)	2,455	6,678
Conduent, Inc.*	9,128	37,334
Core Scientific, Inc.*(b)	11,764	25,881
CSG Systems International, Inc.	1,722	99,618
Cyxtera Technologies, Inc.*	2,289	14,512
DigitalOcean Holdings, Inc.*(b)	4,105	172,779
Edgio, Inc.*	7,380	27,158
EVERTEC, Inc.	3,233	108,629
Evo Payments, Inc., Class A*	2,543	84,733
ExlService Holdings, Inc.*	1,741	291,983
Fastly, Inc., Class A*	6,001	56,109
Flywire Corp.*	2,973	73,909
Grid Dynamics Holdings, Inc.*	2,614	52,829
Hackett Group, Inc. (The)	1,449	29,748
I3 Verticals, Inc., Class A*	1,184	27,658
IBEX Holdings Ltd.*	302	5,095
Information Services Group, Inc.	1,912	11,032
International Money Express, Inc.*	1,749	39,178
Marqeta, Inc., Class A*	23,349	181,889
Maximus, Inc.	3,304	200,189
MoneyGram International, Inc.*	5,044	51,953
Paya Holdings, Inc.*	4,705	29,500
Payoneer Global, Inc.*	11,643	77,077
Paysafe Ltd.*	18,183	30,002
Perficient, Inc.*	1,839	143,626
PFSweb, Inc.*(b)	888	8,401
Priority Technology Holdings, Inc.*	962	3,848
Rackspace Technology, Inc.*	3,096	13,808
Remitly Global, Inc.*	4,523	49,753
Repay Holdings Corp.*	4,712	43,774
Sabre Corp.*	17,537	126,091
SolarWinds Corp.*	2,596	23,546
Squarespace, Inc., Class A*	1,686	35,406
StoneCo Ltd., Class A*	14,905	141,299
TTEC Holdings, Inc.	1,014	53,083
Tucows, Inc., Class A*	534	25,093
Unisys Corp.*	3,561	33,153
Verra Mobility Corp.*	7,860	125,288
		2,741,788
Leisure Products - 0.4%
Acushnet Holdings Corp.	1,842	87,771
AMMO, Inc.*(b)	4,697	17,896
Callaway Golf Co.*	7,525	166,528
Clarus Corp.(b)	1,551	23,529
Johnson Outdoors, Inc., Class A	288	17,608
Latham Group, Inc.*	2,363	13,493
Malibu Boats, Inc., Class A*	1,116	66,993
Marine Products Corp.	446	4,429
MasterCraft Boat Holdings, Inc.*	983	23,680
Smith & Wesson Brands, Inc.	2,443	32,492
Solo Brands, Inc., Class A*(b)	1,181	4,901
Sturm Ruger & Co., Inc.	928	48,488
Vista Outdoor, Inc.*	3,005	84,501
		592,309
Life Sciences Tools & Services - 0.5%
AbCellera Biologics, Inc.*(b)	11,135	118,922
Absci Corp.*(b)	2,829	9,534
Adaptive Biotechnologies Corp.*	5,996	53,484
Akoya Biosciences, Inc.*	848	9,667
Alpha Teknova, Inc.*	338	1,524
Berkeley Lights, Inc.*	3,002	11,017
Bionano Genomics, Inc.*(b)	15,694	38,921
Codexis, Inc.*	3,292	23,077
Cytek Biosciences, Inc.*	6,140	71,531
Inotiv, Inc.*	936	18,318
MaxCyte, Inc.*	4,678	24,326
Medpace Holdings, Inc.*	1,481	218,610
NanoString Technologies, Inc.*	2,497	33,859
Nautilus Biotechnology, Inc.*(b)	2,561	5,660
NeoGenomics, Inc.*	6,678	67,114
Pacific Biosciences of California, Inc.*(b)	12,146	71,176
Quanterix Corp.*	1,824	17,054
Quantum-Si, Inc.*(b)	4,908	15,313
Science 37 Holdings, Inc.*	3,344	5,284
Seer, Inc.*	2,775	28,028
Singular Genomics Systems, Inc.*	2,996	7,999
SomaLogic, Inc.*	8,047	29,613
		880,031
Machinery - 2.9%
Alamo Group, Inc.	541	70,741
Albany International Corp., Class A	1,699	149,835
Altra Industrial Motion Corp.	3,496	132,673
Astec Industries, Inc.	1,229	46,923
Barnes Group, Inc.	2,634	81,786
Berkshire Grey, Inc.*	2,620	5,292
Blue Bird Corp.*	938	11,134
Chart Industries, Inc.*	1,974	382,680
CIRCOR International, Inc.*	992	16,170
Columbus McKinnon Corp.	1,507	46,159
Desktop Metal, Inc., Class A*(b)	14,216	45,207
Douglas Dynamics, Inc.	1,209	35,182
Energy Recovery, Inc.*	3,001	68,843
Enerpac Tool Group Corp.	3,275	63,535
EnPro Industries, Inc.	1,119	101,337
ESCO Technologies, Inc.	1,387	112,943
Evoqua Water Technologies Corp.*	6,327	221,951
Fathom Digital Manufacturing Corp.*	540	2,052

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Federal Signal Corp.	3,211	128,023
Franklin Electric Co., Inc.	2,480	215,388
Gorman-Rupp Co. (The)	1,224	32,326
Greenbrier Cos., Inc. (The)	1,713	48,838
Helios Technologies, Inc.	1,751	95,640
Hillenbrand, Inc.	3,906	162,763
Hillman Solutions Corp.*	7,237	60,718
Hydrofarm Holdings Group, Inc.*(b)	2,346	7,976
Hyliion Holdings Corp.*(b)	7,134	25,040
Hyster-Yale Materials Handling, Inc.	583	16,983
Hyzon Motors, Inc.*(b)	4,720	10,054
John Bean Technologies Corp.(b)	1,701	175,645
Kadant, Inc.	623	111,785
Kennametal, Inc.	4,446	104,214
Lightning eMotors, Inc.*(b)	2,102	5,970
Lindsay Corp.	590	94,612
Luxfer Holdings plc	1,503	24,724
Manitowoc Co., Inc. (The)*	1,868	17,839
Markforged Holding Corp.*	5,917	14,378
Microvast Holdings, Inc.*(b)	9,167	22,551
Miller Industries, Inc.	596	14,012
Mueller Industries, Inc.	3,009	190,079
Mueller Water Products, Inc., Class A	8,387	94,605
Nikola Corp.*(b)	15,703	84,168
Omega Flex, Inc.	175	17,679
Proterra, Inc.*(b)	11,890	71,816
Proto Labs, Inc.*	1,480	56,832
RBC Bearings, Inc.*(b)	1,534	369,203
REV Group, Inc.	1,873	21,577
Sarcos Technology and Robotics Corp.*(b)	4,077	13,373
Shyft Group, Inc. (The)	1,856	44,451
SPX Technologies, Inc.*	2,381	135,860
Standex International Corp.	642	58,043
Tennant Co.	997	60,169
Terex Corp.	3,665	121,751
Titan International, Inc.*	2,753	38,625
Trinity Industries, Inc.	4,491	109,491
Velo3D, Inc.*(b)	3,027	13,046
Wabash National Corp.	2,615	43,017
Watts Water Technologies, Inc., Class A	1,472	203,901
Xos, Inc.*(b)	2,937	4,464
		4,736,072
Marine - 0.2%
Costamare, Inc.	2,897	32,678
Eagle Bulk Shipping, Inc.	723	31,407
Eneti, Inc.	1,231	10,304
Genco Shipping & Trading Ltd.	1,972	27,036
Golden Ocean Group Ltd.(b)	6,603	63,323
Matson, Inc.	2,156	158,811
Safe Bulkers, Inc.	3,938	12,562
		336,121
Media - 0.8%
AdTheorent Holding Co., Inc.*	860	2,270
Advantage Solutions, Inc.*	4,435	16,143
AMC Networks, Inc., Class A*	1,627	43,587
Audacy, Inc.*	6,414	3,538
Boston Omaha Corp., Class A*	1,102	29,567
Cardlytics, Inc.*	1,781	23,580
Clear Channel Outdoor Holdings, Inc.*	19,630	31,408
Cumulus Media, Inc., Class A*	991	9,236
Daily Journal Corp.*	65	16,978
Entravision Communications Corp., Class A	3,194	16,226
EW Scripps Co. (The), Class A*	3,146	47,033
Gambling.com Group Ltd.*(b)	465	3,674
Gannett Co., Inc.*	7,742	17,962
Gray Television, Inc.	4,549	86,886
iHeartMedia, Inc., Class A*	6,482	57,366
Innovid Corp.*(b)	1,200	4,404
Integral Ad Science Holding Corp.*	2,053	16,691
John Wiley & Sons, Inc., Class A	2,310	106,329
Loyalty Ventures, Inc.*	1,076	2,270
Magnite, Inc.*	7,039	53,004
PubMatic, Inc., Class A*	2,244	43,915
Scholastic Corp.	1,485	68,176
Sinclair Broadcast Group, Inc., Class A	2,242	49,526
Stagwell, Inc.*(b)	4,200	28,476
TechTarget, Inc.*	1,476	95,792
TEGNA, Inc.	11,985	256,479
Thryv Holdings, Inc.*	1,365	34,917
Urban One, Inc.*	444	2,424
Urban One, Inc., Class D*	643	2,694
WideOpenWest, Inc.*	2,883	51,317
		1,221,868
Metals & Mining - 1.1%
5E Advanced Materials, Inc.*	1,738	26,070
Alpha Metallurgical Resources, Inc.	962	151,178
Arconic Corp.*	5,691	143,470
ATI, Inc.*	6,676	199,813
Carpenter Technology Corp.	2,571	87,337
Century Aluminum Co.*	2,792	21,554
Coeur Mining, Inc.*	14,978	41,339
Commercial Metals Co.	6,509	263,680
Compass Minerals International, Inc.	1,844	74,664
Constellium SE*	6,676	88,924
Dakota Gold Corp.*	2,729	9,306
Haynes International, Inc.	658	26,116
Hecla Mining Co.	28,763	113,326
Hycroft Mining Holding Corp.*(b)	8,114	6,492
Kaiser Aluminum Corp.	852	61,139
Materion Corp.	1,099	94,855
Novagold Resources, Inc.*	12,860	56,970
Olympic Steel, Inc.	518	13,634
Piedmont Lithium, Inc.*	934	57,114
PolyMet Mining Corp.*	1,569	4,895
Ramaco Resources, Inc.	1,205	12,701
Ryerson Holding Corp.	892	25,422
Schnitzer Steel Industries, Inc., Class A	1,394	46,058
SunCoke Energy, Inc.	4,481	29,530
TimkenSteel Corp.*	2,495	38,273
Warrior Met Coal, Inc.	2,768	90,098
Worthington Industries, Inc.	1,711	87,244
		1,871,202
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AFC Gamma, Inc.	850	14,781
Angel Oak Mortgage, Inc.(b)	642	8,905
Apollo Commercial Real Estate Finance, Inc.	7,566	88,144

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Arbor Realty Trust, Inc.	8,355	125,158
Ares Commercial Real Estate Corp.	2,407	31,748
ARMOUR Residential REIT, Inc.	5,524	39,220
Blackstone Mortgage Trust, Inc., Class A(b)	9,158	265,399
BrightSpire Capital, Inc.	5,122	43,025
Broadmark Realty Capital, Inc.	7,002	45,163
Chicago Atlantic Real Estate Finance, Inc.	368	5,619
Chimera Investment Corp.	12,792	108,732
Claros Mortgage Trust, Inc.	4,948	84,561
Dynex Capital, Inc.	1,954	30,307
Ellington Financial, Inc.	3,057	44,877
Franklin BSP Realty Trust, Inc.	4,526	58,385
Granite Point Mortgage Trust, Inc.	2,873	27,064
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	4,585	181,199
Invesco Mortgage Capital, Inc.	1,788	28,414
KKR Real Estate Finance Trust, Inc.	2,783	53,601
Ladder Capital Corp.	6,111	67,588
MFA Financial, Inc.	5,521	60,345
New York Mortgage Trust, Inc.	20,443	57,240
Nexpoint Real Estate Finance, Inc.	421	8,639
Orchid Island Capital, Inc.(b)	1,914	25,872
PennyMac Mortgage Investment Trust	4,948	73,478
Ready Capital Corp.	3,984	52,190
Redwood Trust, Inc.	6,466	50,111
TPG RE Finance Trust, Inc.	3,707	34,327
Two Harbors Investment Corp.(b)	18,581	90,118
		1,804,210
Multiline Retail - 0.1%
Big Lots, Inc.	1,507	30,999
Dillard's, Inc., Class A	231	68,432
Franchise Group, Inc.	1,481	50,191
		149,622
Multi-Utilities - 0.4%
Avista Corp.	3,897	158,335
Black Hills Corp.	3,496	263,878
NorthWestern Corp.	2,923	154,861
Unitil Corp.	856	44,589
		621,663
Oil, Gas & Consumable Fuels - 3.7%
Aemetis, Inc.*(b)	1,564	14,264
Alto Ingredients, Inc.*	3,883	16,775
Amplify Energy Corp.*	1,918	14,289
Arch Resources, Inc.	819	119,230
Archaea Energy, Inc.*	3,204	63,311
Ardmore Shipping Corp.*	1,874	18,065
Battalion Oil Corp.*	133	1,761
Berry Corp.	4,310	39,437
Brigham Minerals, Inc., Class A	2,742	81,575
California Resources Corp.	4,209	210,282
Callon Petroleum Co.*	2,645	112,571
Centennial Resource Development, Inc., Class A*(b)	11,064	91,057
Centrus Energy Corp., Class A*	572	28,491
Chord Energy Corp.	2,275	322,026
Civitas Resources, Inc.	3,968	266,610
Clean Energy Fuels Corp.*	9,116	61,260
CNX Resources Corp.*	10,367	183,185
Comstock Resources, Inc.*	4,930	96,628
CONSOL Energy, Inc.	1,846	132,506
Crescent Energy Co., Class A(b)	1,749	29,960
CVR Energy, Inc.	1,590	51,929
Delek US Holdings, Inc.	3,791	107,096
Denbury, Inc.*	2,731	242,868
DHT Holdings, Inc.	7,546	58,934
Dorian LPG Ltd.	1,652	24,037
Earthstone Energy, Inc., Class A*(b)	2,325	35,340
Empire Petroleum Corp.*	364	5,373
Energy Fuels, Inc.*	8,391	68,135
Equitrans Midstream Corp.	22,112	204,978
Excelerate Energy, Inc., Class A	997	25,603
FLEX LNG Ltd.(b)	1,532	50,663
Frontline Ltd.*(b)	6,705	79,521
Gevo, Inc.*(b)	10,582	33,122
Golar LNG Ltd.*	5,428	148,022
Green Plains, Inc.*	2,835	103,846
Gulfport Energy Corp.*	641	62,664
HighPeak Energy, Inc.(b)	345	8,735
International Seaways, Inc.(b)	2,652	78,314
Kinetik Holdings, Inc.	890	32,814
Kosmos Energy Ltd.*	24,284	171,688
Laredo Petroleum, Inc.*	918	71,246
Magnolia Oil & Gas Corp., Class A(b)	8,974	214,209
Matador Resources Co.	6,054	360,818
Murphy Oil Corp.	7,926	308,876
NACCO Industries, Inc., Class A	218	9,803
NextDecade Corp.*(b)	1,661	12,242
Nordic American Tankers Ltd.(b)	10,224	26,582
Northern Oil and Gas, Inc.	3,528	111,626
Par Pacific Holdings, Inc.*	2,629	49,425
PBF Energy, Inc., Class A*(b)	5,206	177,837
Peabody Energy Corp.*(b)	6,331	156,122
Ranger Oil Corp.	1,144	44,605
REX American Resources Corp.*	855	25,906
Riley Exploration Permian, Inc.	560	14,078
Ring Energy, Inc.*(b)	4,645	15,050
SandRidge Energy, Inc.*	1,709	35,855
Scorpio Tankers, Inc.	2,669	111,030
SFL Corp. Ltd.	6,178	66,105
SilverBow Resources, Inc.*	632	25,128
Sitio Royalties Corp.	626	15,919
SM Energy Co.	6,516	287,160
Talos Energy, Inc.*	3,557	73,737
Teekay Corp.*	3,750	13,088
Teekay Tankers Ltd., Class A*	1,230	30,258
Tellurian, Inc.*	27,438	109,752
Uranium Energy Corp.*	15,027	67,922
Ur-Energy, Inc.*	11,258	15,536
VAALCO Energy, Inc.(b)	3,144	15,751
Vertex Energy, Inc.*(b)	2,908	24,718
W&T Offshore, Inc.*	5,082	33,033
World Fuel Services Corp.	3,357	86,611
		6,106,993
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	900	38,286
Glatfelter Corp.	2,366	11,523
Resolute Forest Products, Inc.*	2,470	50,042
Sylvamo Corp.	1,910	84,880
		184,731
Personal Products - 0.6%
Beauty Health Co. (The)*(b)	5,365	62,234
BellRing Brands, Inc.*	7,092	168,010

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Edgewell Personal Care Co.	2,891	112,633
elf Beauty, Inc.*	2,604	99,291
Herbalife Nutrition Ltd.*	5,327	138,981
Honest Co., Inc. (The)*	3,495	12,617
Inter Parfums, Inc.	965	75,772
Medifast, Inc.	611	76,668
Nature's Sunshine Products, Inc.*	732	7,100
Nu Skin Enterprises, Inc., Class A(b)	2,685	109,924
Thorne HealthTech, Inc.*	738	3,454
USANA Health Sciences, Inc.*	606	39,099
Veru, Inc.*	3,495	53,474
		959,257
Pharmaceuticals - 1.2%
Aclaris Therapeutics, Inc.*	3,218	51,198
Aerie Pharmaceuticals, Inc.*	2,518	38,022
Amneal Pharmaceuticals, Inc.*	5,536	12,013
Amphastar Pharmaceuticals, Inc.*	2,060	60,976
Amylyx Pharmaceuticals, Inc.*	618	15,598
AN2 Therapeutics, Inc.*	248	4,251
ANI Pharmaceuticals, Inc.*	679	25,048
Arvinas, Inc.*	2,615	110,719
Atea Pharmaceuticals, Inc.*	4,104	30,780
Athira Pharma, Inc.*	1,826	6,172
Axsome Therapeutics, Inc.*	1,545	98,571
Cara Therapeutics, Inc.*	2,409	24,861
Cassava Sciences, Inc.*(b)	2,051	52,772
CinCor Pharma, Inc.*	720	24,314
Collegium Pharmaceutical, Inc.*	1,827	32,119
Corcept Therapeutics, Inc.*	4,586	118,411
DICE Therapeutics, Inc.*	1,527	23,974
Edgewise Therapeutics, Inc.*(b)	1,598	16,108
Esperion Therapeutics, Inc.*	3,392	25,304
Evolus, Inc.*	1,902	18,278
EyePoint Pharmaceuticals, Inc.*(b)	1,403	14,030
Fulcrum Therapeutics, Inc.*(b)	1,836	13,586
Harmony Biosciences Holdings, Inc.*	1,410	61,913
Innoviva, Inc.*(b)	3,402	44,770
Intra-Cellular Therapies, Inc.*	4,926	247,581
Liquidia Corp.*(b)	2,564	14,794
Nektar Therapeutics*	9,756	38,439
NGM Biopharmaceuticals, Inc.*	2,108	29,744
Nuvation Bio, Inc.*(b)	6,256	17,517
Ocular Therapeutix, Inc.*	4,142	21,041
Pacira BioSciences, Inc.*	2,416	126,792
Phathom Pharmaceuticals, Inc.*(b)	1,237	10,564
Phibro Animal Health Corp., Class A	1,097	16,247
Prestige Consumer Healthcare, Inc.*	2,706	136,869
Provention Bio, Inc.*(b)	3,007	12,990
Reata Pharmaceuticals, Inc., Class A*	1,486	35,530
Relmada Therapeutics, Inc.*	1,473	42,923
Revance Therapeutics, Inc.*	3,769	75,003
SIGA Technologies, Inc.(b)	2,533	38,198
Supernus Pharmaceuticals, Inc.*	2,635	90,196
Tarsus Pharmaceuticals, Inc.*	975	14,996
Theravance Biopharma, Inc.*	3,463	31,202
Theseus Pharmaceuticals, Inc.*(b)	912	6,220
Tricida, Inc.*(b)	1,791	22,423
Ventyx Biosciences, Inc.*(b)	1,205	24,582
Xeris Biopharma Holdings, Inc.*	7,116	11,884
		1,989,523
Professional Services - 1.4%
Alight, Inc., Class A*	18,260	143,889
ASGN, Inc.*	2,700	261,090
Atlas Technical Consultants, Inc.*	957	8,153
Barrett Business Services, Inc.	387	31,208
CBIZ, Inc.*	2,641	115,306
CRA International, Inc.	385	35,193
Exponent, Inc.	2,774	260,368
First Advantage Corp.*	3,158	43,707
Forrester Research, Inc.*	609	25,328
Franklin Covey Co.*	675	32,110
Heidrick & Struggles International, Inc.	1,052	29,940
HireRight Holdings Corp.*	1,141	18,553
Huron Consulting Group, Inc.*	1,132	75,731
ICF International, Inc.	991	100,646
Insperity, Inc.	1,952	212,807
Kelly Services, Inc., Class A	1,891	30,464
Kforce, Inc.	1,097	60,028
Korn Ferry	2,882	175,571
Legalzoom.com, Inc.*(b)	5,268	54,260
ManTech International Corp., Class A	1,608	154,223
Planet Labs PBC*	8,361	45,818
Red Violet, Inc.*(b)	509	9,666
Resources Connection, Inc.	1,707	33,355
Skillsoft Corp.*	4,363	14,049
Spire Global, Inc.*	6,722	9,075
Sterling Check Corp.*	1,274	27,111
TriNet Group, Inc.*	2,014	165,953
TrueBlue, Inc.*	1,762	36,191
Upwork, Inc.*	6,447	112,178
Willdan Group, Inc.*	623	14,179
		2,336,150
Real Estate Management & Development - 0.6%
American Realty Investors, Inc.*	80	1,111
Anywhere Real Estate, Inc.*(b)	6,231	60,877
Compass, Inc., Class A*	14,015	40,083
Cushman & Wakefield plc*	8,549	127,893
DigitalBridge Group, Inc.*	7,950	141,510
Doma Holdings, Inc.*(b)	7,359	4,438
Douglas Elliman, Inc.	4,064	18,735
eXp World Holdings, Inc.(b)	3,689	47,699
Forestar Group, Inc.*	979	12,179
FRP Holdings, Inc.*	361	20,765
Kennedy-Wilson Holdings, Inc.	6,352	111,541
Marcus & Millichap, Inc.	1,338	50,014
Newmark Group, Inc., Class A	7,951	81,498
Offerpad Solutions, Inc.*(b)	3,666	5,572
RE/MAX Holdings, Inc., Class A	1,010	22,988
Redfin Corp.*(b)	5,648	46,257
RMR Group, Inc. (The), Class A	822	21,405
Seritage Growth Properties, Class A, REIT*(b)	2,364	29,644
St Joe Co. (The)	1,853	70,785
Stratus Properties, Inc.*	316	11,253
Tejon Ranch Co.*	1,117	17,604
Transcontinental Realty Investors, Inc.*	68	2,924
		946,775
Road & Rail - 0.5%
ArcBest Corp.	1,314	105,816

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Bird Global, Inc., Class A*(b)	9,213	3,915
Covenant Logistics Group, Inc.	596	16,759
Daseke, Inc.*	2,188	13,259
Heartland Express, Inc.	2,511	38,042
Marten Transport Ltd.	3,172	62,837
PAM Transportation Services, Inc.*	355	10,547
Saia, Inc.*	1,429	295,560
TuSimple Holdings, Inc., Class A*	7,525	54,105
Universal Logistics Holdings, Inc.	392	14,312
Werner Enterprises, Inc.	3,496	139,106
		754,258
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc., Class A*	2,579	43,559
Alpha & Omega Semiconductor Ltd.*	1,184	45,773
Ambarella, Inc.*	1,961	133,113
Amkor Technology, Inc.	5,459	109,890
Atomera, Inc.*(b)	1,099	14,210
Axcelis Technologies, Inc.*	1,757	117,613
AXT, Inc.*	2,181	18,735
CEVA, Inc.*	1,229	35,973
Cohu, Inc.*	2,584	69,329
Credo Technology Group Holding Ltd.*	1,263	17,417
CyberOptics Corp.*	385	20,497
Diodes, Inc.*	2,394	170,381
FormFactor, Inc.*	4,196	122,859
Ichor Holdings Ltd.*	1,508	46,326
Impinj, Inc.*(b)	1,131	100,976
indie Semiconductor, Inc., Class A*	5,366	45,665
Kulicke & Soffa Industries, Inc.	3,126	131,417
MACOM Technology Solutions Holdings, Inc.*	2,718	149,898
MaxLinear, Inc.*	3,863	138,798
Onto Innovation, Inc.*	2,666	189,259
PDF Solutions, Inc.*	1,626	42,894
Photronics, Inc.*	3,224	54,163
Power Integrations, Inc.	3,110	222,458
Rambus, Inc.*	5,896	152,058
Rigetti Computing, Inc.*(b)	1,722	6,853
Rockley Photonics Holdings Ltd.*(b)	5,478	7,779
Semtech Corp.*	3,403	157,184
Silicon Laboratories, Inc.*	1,952	244,644
SiTime Corp.*	862	91,725
SkyWater Technology, Inc.*(b)	581	7,553
SMART Global Holdings, Inc.*	2,640	48,444
SunPower Corp.*	4,401	105,624
Synaptics, Inc.*	2,134	246,712
Transphorm, Inc.*	1,152	6,394
Ultra Clean Holdings, Inc.*	2,429	71,097
Veeco Instruments, Inc.*	2,684	56,740
		3,244,010
Software - 3.7%
8x8, Inc.*	5,914	30,812
A10 Networks, Inc.	3,544	49,262
ACI Worldwide, Inc.*	6,160	145,992
Agilysys, Inc.*	1,053	54,514
Alarm.com Holdings, Inc.*	2,587	172,294
Alkami Technology, Inc.*	1,928	27,956
Altair Engineering, Inc., Class A*	2,795	145,368
American Software, Inc., Class A	1,683	28,493
Amplitude, Inc., Class A*	3,006	45,541
Appfolio, Inc., Class A*	1,024	103,813
Appian Corp.*	2,152	100,929
Applied Blockchain, Inc.*(b)	429	1,017
Arteris, Inc.*	911	6,486
Asana, Inc., Class A*	3,962	75,872
Avaya Holdings Corp.*(b)	4,485	7,131
AvePoint, Inc.*(b)	6,926	32,414
Benefitfocus, Inc.*	1,387	10,278
Blackbaud, Inc.*	2,497	130,593
Blackline, Inc.*	2,971	201,850
Blend Labs, Inc., Class A*(b)	9,946	31,330
Box, Inc., Class A*	6,944	178,808
BTRS Holdings, Inc., Class 1*	5,393	36,457
C3.ai, Inc., Class A*(b)	3,702	66,636
Cerence, Inc.*	2,114	42,301
ChannelAdvisor Corp.*	1,615	24,370
Cipher Mining, Inc.*(b)	2,097	4,215
Cleanspark, Inc.*(b)	2,159	9,241
Clear Secure, Inc., Class A*	3,347	76,780
CommVault Systems, Inc.*	2,394	129,970
Consensus Cloud Solutions, Inc.*	860	43,301
Couchbase, Inc.*	1,426	23,657
CS Disco, Inc.*	1,196	16,505
Cvent Holding Corp.*(b)	4,521	22,876
Digimarc Corp.*(b)	736	13,115
Digital Turbine, Inc.*	4,953	91,482
Domo, Inc., Class B*	1,634	31,471
Duck Creek Technologies, Inc.*	4,154	49,433
E2open Parent Holdings, Inc.*	10,713	73,598
Ebix, Inc.	1,417	36,870
eGain Corp.*	1,121	10,324
Enfusion, Inc., Class A*(b)	1,368	16,949
EngageSmart, Inc.*	1,876	37,464
Envestnet, Inc.*	2,957	154,858
Everbridge, Inc.*	2,129	84,692
EverCommerce, Inc.*(b)	1,300	15,132
ForgeRock, Inc., Class A*(b)	1,499	25,573
Greenidge Generation Holdings, Inc.*(b)	685	1,665
Instructure Holdings, Inc.*	931	21,162
Intapp, Inc.*	755	10,940
InterDigital, Inc.	1,663	83,416
IronNet, Inc.*(b)	3,483	7,036
Kaleyra, Inc.*(b)	1,460	2,321
KnowBe4, Inc., Class A*	3,918	75,304
Latch, Inc.*(b)	3,779	4,044
LivePerson, Inc.*	3,783	43,883
LiveRamp Holdings, Inc.*	3,607	71,599
LiveVox Holdings, Inc.*(b)	1,191	2,549
Marathon Digital Holdings, Inc.*(b)	5,430	64,345
Matterport, Inc.*(b)	11,772	54,269
MeridianLink, Inc.*	1,235	21,452
MicroStrategy, Inc., Class A*(b)	507	117,401
Mitek Systems, Inc.*(b)	2,270	23,199
Model N, Inc.*	1,939	57,976
Momentive Global, Inc.*	7,123	50,502
N-able, Inc.*	3,667	36,523
NextNav, Inc.*(b)	2,619	8,878
Olo, Inc., Class A*	4,835	37,761
ON24, Inc.*	2,237	20,044
OneSpan, Inc.*	2,154	24,793
PagerDuty, Inc.*	4,577	119,185
Ping Identity Holding Corp.*	4,156	116,950
Progress Software Corp.	2,350	113,105
PROS Holdings, Inc.*	2,202	45,912

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Q2 Holdings, Inc.*	3,004	119,319
Qualys, Inc.*	2,100	318,990
Rapid7, Inc.*(b)	3,125	179,687
Rimini Street, Inc.*	2,616	13,185
Riot Blockchain, Inc.*(b)	6,298	45,157
Sapiens International Corp. NV	1,652	36,542
SecureWorks Corp., Class A*	527	5,481
ShotSpotter, Inc.*	481	15,695
Sprout Social, Inc., Class A*	2,470	148,299
SPS Commerce, Inc.*	1,951	238,256
Sumo Logic, Inc.*	4,596	40,353
Telos Corp.*	2,898	28,690
Tenable Holdings, Inc.*	5,911	234,135
Terawulf, Inc.*	1,145	1,706
Upland Software, Inc.*	1,568	16,417
UserTesting, Inc.*	2,544	10,583
Varonis Systems, Inc.*	5,859	160,244
Verint Systems, Inc.*	3,421	165,884
Veritone, Inc.*(b)	1,680	12,348
Viant Technology, Inc., Class A*	752	3,399
Weave Communications, Inc.*	268	1,546
WM Technology, Inc.*	3,858	10,108
Workiva, Inc.*	2,563	174,002
Xperi Holding Corp.	5,606	89,191
Yext, Inc.*	6,460	28,747
Zeta Global Holdings Corp., Class A*(b)	1,674	11,718
Zuora, Inc., Class A*	6,072	46,633
		6,110,552
Specialty Retail - 1.9%
Aaron's Co., Inc. (The)	1,628	19,373
Abercrombie & Fitch Co., Class A*	2,668	38,393
Academy Sports & Outdoors, Inc.	4,511	194,334
American Eagle Outfitters, Inc.(b)	8,293	93,379
America's Car-Mart, Inc.*	321	25,876
Arko Corp.	4,566	43,514
Asbury Automotive Group, Inc.*	1,191	207,806
Bed Bath & Beyond, Inc.*(b)	4,285	40,836
Big 5 Sporting Goods Corp.(b)	1,153	14,113
Boot Barn Holdings, Inc.*	1,587	105,726
Buckle, Inc. (The)	1,625	52,455
Build-A-Bear Workshop, Inc.	763	11,689
Caleres, Inc.	1,961	50,045
Camping World Holdings, Inc., Class A(b)	2,069	62,318
Cato Corp. (The), Class A	988	10,680
Chico's FAS, Inc.*	6,583	37,391
Children's Place, Inc. (The)*	706	29,779
Citi Trends, Inc.*	449	9,070
Conn's, Inc.*	701	6,737
Container Store Group, Inc. (The)*	1,749	11,858
Designer Brands, Inc., Class A(b)	3,109	53,040
Destination XL Group, Inc.*(b)	3,211	17,693
EVgo, Inc.*(b)	3,654	34,676
Express, Inc.*	3,450	5,244
Foot Locker, Inc.	4,468	164,601
Genesco, Inc.*	705	39,889
Group 1 Automotive, Inc.	865	154,480
GrowGeneration Corp.*(b)	3,085	14,654
Guess?, Inc.(b)	1,832	32,005
Haverty Furniture Cos., Inc.	814	21,831
Hibbett, Inc.	691	40,493
JOANN, Inc.(b)	592	4,203
LL Flooring Holdings, Inc.*	1,572	12,796
MarineMax, Inc.*	1,138	41,355
Monro, Inc.	1,791	82,941
Murphy USA, Inc.	1,205	349,655
National Vision Holdings, Inc.*	4,364	145,016
ODP Corp. (The)*	2,312	82,654
OneWater Marine, Inc., Class A*	596	23,751
Party City Holdco, Inc.*(b)	5,859	11,542
Rent-A-Center, Inc.	2,855	73,773
Sally Beauty Holdings, Inc.*	5,760	85,709
Shoe Carnival, Inc.	948	22,553
Signet Jewelers Ltd.	2,509	164,013
Sleep Number Corp.*	1,161	48,100
Sonic Automotive, Inc., Class A(b)	1,083	57,605
Sportsman's Warehouse Holdings, Inc.*	2,338	18,610
Tile Shop Holdings, Inc.	1,954	7,660
Tilly's, Inc., Class A	1,237	9,277
Torrid Holdings, Inc.*(b)	796	4,466
TravelCenters of America, Inc.*	680	36,774
Urban Outfitters, Inc.*	3,545	71,361
Volta, Inc.*(b)	6,568	14,056
Warby Parker, Inc., Class A*	4,488	56,414
Winmark Corp.	154	31,781
Zumiez, Inc.*	840	21,806
		3,121,849
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	6,816	69,046
Avid Technology, Inc.*	1,925	52,649
CompoSecure, Inc.*(b)	417	2,410
Corsair Gaming, Inc.*(b)	2,061	31,719
Diebold Nixdorf, Inc.*	3,927	13,666
Eastman Kodak Co.*(b)	3,073	16,625
IonQ, Inc.*(b)	6,386	37,933
Super Micro Computer, Inc.*	2,443	158,990
Turtle Beach Corp.*	833	7,822
Xerox Holdings Corp.	6,150	102,213
		493,073
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc., Class A*	5,072	20,846
Crocs, Inc.*	3,265	240,630
Ermenegildo Zegna NV(b)	2,543	26,040
Fossil Group, Inc.*	2,507	10,605
G-III Apparel Group Ltd.*	2,347	49,451
Kontoor Brands, Inc.	3,031	112,844
Movado Group, Inc.	840	26,788
Oxford Industries, Inc.	834	89,013
PLBY Group, Inc.*(b)	1,673	7,528
Rocky Brands, Inc.	371	9,694
Steven Madden Ltd.	4,244	123,543
Superior Group of Cos., Inc.	626	6,955
Unifi, Inc.*	749	8,509
Wolverine World Wide, Inc.	4,303	84,081
		816,527
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc.*	3,082	128,766
Blue Foundry Bancorp*	1,410	16,032
Bridgewater Bancshares, Inc.*	1,109	19,053
Capitol Federal Financial, Inc.	6,992	63,348
Columbia Financial, Inc.*(b)	1,860	39,674
Enact Holdings, Inc.(b)	1,615	41,021
Essent Group Ltd.	5,668	226,663
Federal Agricultural Mortgage Corp., Class C	490	53,528
Finance of America Cos., Inc., Class A*	2,083	2,541

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Flagstar Bancorp, Inc.	2,811	108,308
Greene County Bancorp, Inc.	181	9,629
Hingham Institution For Savings (The)	79	23,455
Home Bancorp, Inc.	393	15,343
Home Point Capital, Inc.(b)	425	977
Kearny Financial Corp.	3,333	37,863
Luther Burbank Corp.	797	10,449
Merchants Bancorp	846	22,817
Mr Cooper Group, Inc.*	3,905	165,182
NMI Holdings, Inc., Class A*	4,546	93,329
Northfield Bancorp, Inc.	2,350	34,639
PennyMac Financial Services, Inc.	1,593	84,620
Pioneer Bancorp, Inc.*	623	5,825
Provident Bancorp, Inc.	775	11,230
Provident Financial Services, Inc.	4,018	93,338
Radian Group, Inc.	9,319	196,724
Southern Missouri Bancorp, Inc.	427	22,516
Sterling Bancorp, Inc.*	919	5,413
TrustCo Bank Corp.	1,010	33,673
Velocity Financial, Inc.*	463	5,287
Walker & Dunlop, Inc.	1,651	165,859
Waterstone Financial, Inc.	1,082	18,708
WSFS Financial Corp.	3,464	167,484
		1,923,294
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	8,701	11,659
Turning Point Brands, Inc.	821	19,146
Universal Corp.	1,300	66,352
Vector Group Ltd.	7,731	75,764
		172,921
Trading Companies & Distributors - 1.2%
Alta Equipment Group, Inc.	1,130	13,300
Applied Industrial Technologies, Inc.	2,060	218,401
Beacon Roofing Supply, Inc.*	2,922	160,447
BlueLinx Holdings, Inc.*	504	35,330
Boise Cascade Co.	2,126	132,514
Custom Truck One Source, Inc.*(b)	3,208	21,109
Distribution Solutions Group, Inc.*	264	10,491
DXP Enterprises, Inc.*	819	21,769
GATX Corp.	1,912	184,718
Global Industrial Co.	699	21,026
GMS, Inc.*	2,326	112,113
H&E Equipment Services, Inc.	1,716	54,329
Herc Holdings, Inc.	1,381	155,404
Hudson Technologies, Inc.*	2,320	19,256
Karat Packaging, Inc.*	304	5,439
McGrath RentCorp	1,303	110,130
MRC Global, Inc.*	4,465	43,444
NOW, Inc.*	5,934	71,920
Rush Enterprises, Inc., Class A	2,284	107,485
Rush Enterprises, Inc., Class B	366	18,534
Textainer Group Holdings Ltd.	2,496	75,829
Titan Machinery, Inc.*	1,089	33,519
Transcat, Inc.*	382	28,302
Triton International Ltd.	3,422	203,917
Veritiv Corp.*	784	93,445
		1,952,171
Water Utilities - 0.4%
American States Water Co.	1,985	164,695
Artesian Resources Corp., Class A	442	24,147
California Water Service Group	2,886	168,918
Global Water Resources, Inc.	694	9,452
Middlesex Water Co.	934	82,911
Pure Cycle Corp.*	1,049	10,826
SJW Group	1,453	93,428
York Water Co. (The)	764	33,593
		587,970
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	2,691	39,988
KORE Group Holdings, Inc.*(b)	1,883	5,630
Shenandoah Telecommunications Co.	2,607	58,110
Telephone and Data Systems, Inc.	5,423	88,232
United States Cellular Corp.*	804	22,987
		214,947
TOTAL COMMON STOCKS (Cost $169,566,563)		129,823,342

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(e)(f)	687	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	756	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH, CVR*(e)(f)	2,444	1,222
Pharmaceuticals - 0.0%(d)
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(f)	2	—
Zogenix, Inc., CVR*(e)(f)	4,182	2,844
		2,844
TOTAL RIGHTS (Cost $1,635)		4,066

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(g) - 3.1%

INVESTMENT COMPANIES - 3.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $5,061,412)	5,061,412	5,061,412

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 37.7%

REPURCHASE AGREEMENTS(h) - 37.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $61,719,821
(Cost $61,716,047)	61,716,047	61,716,047

Total Investments - 120.2% (Cost $236,345,657)		196,604,867
Liabilities in excess of other assets - (20.2%)		(33,054,526)
Net Assets - 100.0%		163,550,341

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $50,113,968.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $6,964,861, collateralized in the form of cash with a value of $5,061,412 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,222,288 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $7,283,700.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of August 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2022 amounted to $4,066, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $5,061,412.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	92	9/16/2022	USD	$8,485,160	$607,409

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
17,412,181	5/8/2023	Bank of America NA	2.18%	Russell 2000® Index	(9,008,920)
5,829,263	11/6/2023	Barclays Capital	2.83%	Russell 2000® Index	31,214
43,283,341	5/8/2023	BNP Paribas SA	2.48%	Russell 2000® Index	(8,594,902)
19,816,913	4/10/2023	Citibank NA	2.62%	Russell 2000® Index	(11,409,477)
14,015,312	3/7/2023	Goldman Sachs International	2.73%	Russell 2000® Index	(13,289,514)
11,374,857	11/7/2022	Morgan Stanley & Co. International plc	2.78%	iShares® Russell 2000 ETF	(1,251,604)
22,225,334	11/7/2022	Morgan Stanley & Co. International plc	2.78%	Russell 2000® Index	(2,736,509)
43,106,305	3/7/2023	Societe Generale	2.68%	Russell 2000® Index	(17,129,937)
11,723,071	3/7/2023	UBS AG	2.33%	Russell 2000® Index	(10,773,325)
188,786,577					(74,162,974)
				Total Unrealized Appreciation	31,214
				Total Unrealized Depreciation	(74,194,188)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 84.8%

Aerospace & Defense - 1.4%
Boeing Co. (The)*	43,884	7,032,411
General Dynamics Corp.	18,219	4,170,876
Howmet Aerospace, Inc.	29,675	1,051,385
Huntington Ingalls Industries, Inc.	3,158	727,161
L3Harris Technologies, Inc.	15,239	3,477,387
Lockheed Martin Corp.	18,682	7,848,495
Northrop Grumman Corp.	11,540	5,516,005
Raytheon Technologies Corp.	117,408	10,537,368
Textron, Inc.	16,987	1,059,649
TransDigm Group, Inc.	4,093	2,457,396
		43,878,133
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	10,051	1,147,322
Expeditors International of Washington, Inc.	13,244	1,362,675
FedEx Corp.	18,811	3,965,547
United Parcel Service, Inc., Class B	57,976	11,276,912
		17,752,456
Airlines - 0.2%
Alaska Air Group, Inc.*	9,970	434,293
American Airlines Group, Inc.*(b)	51,283	666,166
Delta Air Lines, Inc.*	50,608	1,572,391
Southwest Airlines Co.*	46,829	1,718,624
United Airlines Holdings, Inc.*	25,814	903,748
		5,295,222
Auto Components - 0.1%
Aptiv plc*	21,418	2,001,084
BorgWarner, Inc.	18,903	712,643
		2,713,727
Automobiles - 2.1%
Ford Motor Co.	311,636	4,749,333
General Motors Co.	115,092	4,397,665
Tesla, Inc.*	198,743	54,775,558
		63,922,556
Banks - 3.1%
Bank of America Corp.	559,829	18,815,853
Citigroup, Inc.	153,373	7,486,136
Citizens Financial Group, Inc.	38,736	1,420,836
Comerica, Inc.	10,319	828,616
Fifth Third Bancorp	54,190	1,850,589
First Republic Bank	14,180	2,152,949
Huntington Bancshares, Inc.	113,600	1,522,240
JPMorgan Chase & Co.	231,915	26,375,693
KeyCorp	73,634	1,302,585
M&T Bank Corp.	14,176	2,576,913
PNC Financial Services Group, Inc. (The)	32,662	5,160,596
Regions Financial Corp.	73,803	1,599,311
Signature Bank	4,980	868,313
SVB Financial Group*	4,664	1,896,009
Truist Financial Corp.	105,117	4,923,680
US Bancorp	106,752	4,868,959
Wells Fargo & Co.	299,287	13,081,835
Zions Bancorp NA	11,965	658,434
		97,389,547
Beverages - 1.5%
Brown-Forman Corp., Class B	14,426	1,048,770
Coca-Cola Co. (The)	308,076	19,011,370
Constellation Brands, Inc., Class A	12,851	3,161,988
Keurig Dr Pepper, Inc.	58,263	2,220,986
Molson Coors Beverage Co., Class B	14,870	768,333
Monster Beverage Corp.*	29,688	2,637,185
PepsiCo, Inc.	109,160	18,804,993
		47,653,625
Biotechnology - 1.7%
AbbVie, Inc.	139,544	18,763,086
Amgen, Inc.	42,184	10,136,815
Biogen, Inc.*	11,572	2,260,937
Gilead Sciences, Inc.	99,045	6,286,386
Incyte Corp.*	14,873	1,047,506
Moderna, Inc.*	27,322	3,613,881
Regeneron Pharmaceuticals, Inc.*	8,527	4,954,699
Vertex Pharmaceuticals, Inc.*	20,208	5,693,806
		52,757,116
Building Products - 0.4%
A O Smith Corp.	10,253	578,782
Allegion plc	6,918	657,902
Carrier Global Corp.	66,943	2,618,810
Fortune Brands Home & Security, Inc.	10,324	634,203
Johnson Controls International plc	54,925	2,973,640
Masco Corp.	18,614	946,894
Trane Technologies plc	18,463	2,844,594
		11,254,825
Capital Markets - 2.5%
Ameriprise Financial, Inc.	8,673	2,324,451
Bank of New York Mellon Corp. (The)	58,659	2,436,108
BlackRock, Inc.	11,228	7,482,227
Cboe Global Markets, Inc.	8,376	988,117
Charles Schwab Corp. (The)	119,078	8,448,584
CME Group, Inc.	28,389	5,553,172
FactSet Research Systems, Inc.	2,990	1,295,687
Franklin Resources, Inc.	22,094	575,991
Goldman Sachs Group, Inc. (The)	27,131	9,025,670
Intercontinental Exchange, Inc.	44,064	4,443,854
Invesco Ltd.	26,591	437,954
MarketAxess Holdings, Inc.	2,978	740,301
Moody's Corp.	12,681	3,607,998
Morgan Stanley	110,420	9,409,992
MSCI, Inc.	6,399	2,874,687
Nasdaq, Inc.	27,270	1,623,383
Northern Trust Corp.	16,448	1,564,040
Raymond James Financial, Inc.	15,344	1,601,453
S&P Global, Inc.	27,396	9,648,323
State Street Corp.	28,997	1,981,945
T. Rowe Price Group, Inc.(b)	17,936	2,152,320
		78,216,257
Chemicals - 1.5%
Air Products and Chemicals, Inc.	17,508	4,419,895
Albemarle Corp.	9,243	2,476,754
Celanese Corp.	8,550	947,853
CF Industries Holdings, Inc.	16,456	1,702,538
Corteva, Inc.	57,162	3,511,462
Dow, Inc.	57,479	2,931,429
DuPont de Nemours, Inc.	40,144	2,233,612
Eastman Chemical Co.	10,157	924,287
Ecolab, Inc.	19,617	3,213,853
FMC Corp.	9,956	1,076,044
International Flavors & Fragrances, Inc.	20,122	2,223,078

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	39,745	11,242,271
LyondellBasell Industries NV, Class A	20,458	1,698,014
Mosaic Co. (The)	28,572	1,539,174
PPG Industries, Inc.	18,631	2,365,764
Sherwin-Williams Co. (The)	18,878	4,381,584
		46,887,612
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,873	2,796,211
Copart, Inc.*	16,872	2,018,735
Republic Services, Inc.	16,447	2,347,316
Rollins, Inc.	17,871	603,325
Waste Management, Inc.	30,160	5,097,945
		12,863,532
Communications Equipment - 0.7%
Arista Networks, Inc.*	17,753	2,128,230
Cisco Systems, Inc.	327,936	14,665,298
F5, Inc.*	4,776	750,118
Juniper Networks, Inc.	25,517	725,193
Motorola Solutions, Inc.	13,202	3,213,499
		21,482,338
Construction & Engineering - 0.1%
Quanta Services, Inc.	11,329	1,600,788

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,930	1,714,210
Vulcan Materials Co.	10,503	1,748,645
		3,462,855
Consumer Finance - 0.5%
American Express Co.	48,183	7,323,816
Capital One Financial Corp.	31,052	3,285,922
Discover Financial Services	22,183	2,229,170
Synchrony Financial	39,585	1,296,409
		14,135,317
Containers & Packaging - 0.2%
Amcor plc	118,653	1,425,023
Avery Dennison Corp.	6,463	1,186,736
Ball Corp.	25,235	1,408,365
International Paper Co.	29,270	1,218,217
Packaging Corp. of America	7,394	1,012,387
Sealed Air Corp.	11,540	620,967
Westrock Co.	20,130	817,077
		7,688,772
Distributors - 0.1%
Genuine Parts Co.	11,168	1,742,320
LKQ Corp.	20,558	1,094,097
Pool Corp.	3,161	1,072,179
		3,908,596
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	142,853	40,113,122

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	564,973	9,909,626
Lumen Technologies, Inc.	73,405	731,114
Verizon Communications, Inc.	331,505	13,860,224
		24,500,964
Electric Utilities - 1.7%
Alliant Energy Corp.	19,783	1,207,554
American Electric Power Co., Inc.	40,556	4,063,711
Constellation Energy Corp.	25,808	2,105,675
Duke Energy Corp.	60,779	6,497,883
Edison International	30,096	2,039,606
Entergy Corp.	16,079	1,853,909
Evergy, Inc.	18,135	1,242,791
Eversource Energy	27,223	2,441,631
Exelon Corp.	77,380	3,397,756
FirstEnergy Corp.	45,083	1,783,033
NextEra Energy, Inc.	155,061	13,189,489
NRG Energy, Inc.	18,711	772,390
Pinnacle West Capital Corp.	8,935	673,252
PPL Corp.	58,119	1,690,100
Southern Co. (The)	83,909	6,466,867
Xcel Energy, Inc.	42,999	3,192,676
		52,618,323
Electrical Equipment - 0.4%
AMETEK, Inc.	18,250	2,192,920
Eaton Corp. plc	31,511	4,305,663
Emerson Electric Co.	46,911	3,834,505
Generac Holdings, Inc.*	5,036	1,109,985
Rockwell Automation, Inc.	9,166	2,171,792
		13,614,865
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	47,165	3,468,043
CDW Corp.	10,662	1,820,003
Corning, Inc.	60,001	2,059,234
Keysight Technologies, Inc.*	14,354	2,352,477
TE Connectivity Ltd.	25,440	3,210,782
Teledyne Technologies, Inc.*	3,704	1,364,406
Trimble, Inc.*	19,732	1,248,049
Zebra Technologies Corp., Class A*	4,143	1,249,695
		16,772,689
Energy Equipment & Services - 0.3%
Baker Hughes Co.	73,861	1,865,729
Halliburton Co.	71,177	2,144,563
Schlumberger NV	111,624	4,258,455
		8,268,747
Entertainment - 1.2%
Activision Blizzard, Inc.	61,731	4,845,266
Electronic Arts, Inc.	22,203	2,816,895
Live Nation Entertainment, Inc.*(b)	10,819	977,605
Netflix, Inc.*	35,069	7,840,026
Take-Two Interactive Software, Inc.*	12,477	1,529,181
Walt Disney Co. (The)*	143,845	16,122,147
Warner Bros Discovery, Inc.*	174,381	2,308,804
		36,439,924
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	11,720	1,797,848
American Tower Corp.	36,706	9,325,159
AvalonBay Communities, Inc.	11,049	2,219,855
Boston Properties, Inc.	11,233	892,237
Camden Property Trust	8,404	1,079,998
Crown Castle, Inc.	34,187	5,840,165
Digital Realty Trust, Inc.	22,492	2,780,686
Duke Realty Corp.	30,366	1,787,039
Equinix, Inc.	7,194	4,729,120
Equity Residential	27,027	1,977,836
Essex Property Trust, Inc.	5,157	1,366,914
Extra Space Storage, Inc.	10,598	2,106,141
Federal Realty Investment Trust	5,642	571,365
Healthpeak Properties, Inc.	42,605	1,118,381
Host Hotels & Resorts, Inc.	56,413	1,002,459
Iron Mountain, Inc.	22,918	1,205,716
Kimco Realty Corp.	48,788	1,028,451

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.(b)	9,098	1,507,266
Prologis, Inc.	58,451	7,277,734
Public Storage	12,072	3,993,780
Realty Income Corp.	47,492	3,242,754
Regency Centers Corp.	12,232	744,195
SBA Communications Corp.	8,512	2,768,528
Simon Property Group, Inc.	25,933	2,644,647
UDR, Inc.	23,647	1,061,041
Ventas, Inc.	31,566	1,510,749
VICI Properties, Inc.	76,055	2,509,054
Vornado Realty Trust	12,567	329,507
Welltower, Inc.	35,846	2,747,596
Weyerhaeuser Co.	58,761	2,007,276
		73,173,497
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	35,006	18,276,633
Kroger Co. (The)	51,785	2,482,573
Sysco Corp.	40,228	3,307,546
Walgreens Boots Alliance, Inc.	56,589	1,984,010
Walmart, Inc.	110,858	14,694,228
		40,744,990
Food Products - 0.9%
Archer-Daniels-Midland Co.	44,419	3,903,986
Campbell Soup Co.	15,971	804,619
Conagra Brands, Inc.	37,886	1,302,521
General Mills, Inc.	47,541	3,651,149
Hershey Co. (The)	11,530	2,590,445
Hormel Foods Corp.	22,406	1,126,574
J M Smucker Co. (The)	8,559	1,198,174
Kellogg Co.	19,991	1,454,145
Kraft Heinz Co. (The)	56,072	2,097,093
Lamb Weston Holdings, Inc.	11,412	907,596
McCormick & Co., Inc. (Non-Voting)	19,738	1,659,374
Mondelez International, Inc., Class A	109,228	6,756,844
Tyson Foods, Inc., Class A	22,994	1,733,288
		29,185,808
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	10,988	1,245,819

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	138,261	14,192,492
ABIOMED, Inc.*	3,606	934,964
Align Technology, Inc.*	5,802	1,413,947
Baxter International, Inc.	39,762	2,284,724
Becton Dickinson and Co.	22,521	5,684,751
Boston Scientific Corp.*	112,892	4,550,677
Cooper Cos., Inc. (The)(b)	3,899	1,120,729
DENTSPLY SIRONA, Inc.	17,024	557,876
Dexcom, Inc.*	30,990	2,547,688
Edwards Lifesciences Corp.*	49,077	4,421,838
Hologic, Inc.*	19,674	1,329,175
IDEXX Laboratories, Inc.*	6,631	2,305,068
Intuitive Surgical, Inc.*	28,359	5,834,581
Medtronic plc	105,946	9,314,772
ResMed, Inc.	11,551	2,540,296
STERIS plc	7,921	1,595,131
Stryker Corp.	26,572	5,452,574
Teleflex, Inc.	3,708	838,972
Zimmer Biomet Holdings, Inc.	16,531	1,757,576
		68,677,831
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	11,920	1,746,995
Cardinal Health, Inc.	21,532	1,522,743
Centene Corp.*	46,202	4,146,167
Cigna Corp.	25,026	7,093,620
CVS Health Corp.	103,527	10,161,175
DaVita, Inc.*	4,770	406,833
Elevance Health, Inc.	19,033	9,233,099
HCA Healthcare, Inc.	17,950	3,551,766
Henry Schein, Inc.*	10,915	801,270
Humana, Inc.	10,000	4,817,800
Laboratory Corp. of America Holdings	7,312	1,647,174
McKesson Corp.	11,476	4,211,692
Molina Healthcare, Inc.*	4,645	1,567,084
Quest Diagnostics, Inc.	9,270	1,161,624
UnitedHealth Group, Inc.	74,075	38,469,370
Universal Health Services, Inc., Class B	5,296	518,161
		91,056,573
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.*	3,205	6,011,971
Caesars Entertainment, Inc.*	16,925	729,806
Carnival Corp.*	77,075	729,130
Chipotle Mexican Grill, Inc.*	2,208	3,525,734
Darden Restaurants, Inc.	9,860	1,219,781
Domino's Pizza, Inc.	2,843	1,057,198
Expedia Group, Inc.*	11,982	1,229,952
Hilton Worldwide Holdings, Inc.	21,951	2,795,679
Las Vegas Sands Corp.*	27,140	1,021,278
Marriott International, Inc., Class A	21,702	3,336,465
McDonald's Corp.	58,381	14,728,359
MGM Resorts International	27,934	911,766
Norwegian Cruise Line Holdings Ltd.*(b)	33,084	432,739
Penn Entertainment, Inc.*	12,920	403,492
Royal Caribbean Cruises Ltd.*	17,697	722,922
Starbucks Corp.	90,559	7,613,295
Wynn Resorts Ltd.*	8,345	505,624
Yum! Brands, Inc.	22,529	2,506,126
		49,481,317
Household Durables - 0.3%
DR Horton, Inc.	25,279	1,798,601
Garmin Ltd.	12,059	1,067,101
Lennar Corp., Class A	20,455	1,584,240
Mohawk Industries, Inc.*	4,060	448,061
Newell Brands, Inc.	29,061	518,739
NVR, Inc.*	244	1,010,175
PulteGroup, Inc.	18,740	761,968
Whirlpool Corp.	4,435	694,521
		7,883,406
Household Products - 1.2%
Church & Dwight Co., Inc.	19,182	1,605,725
Clorox Co. (The)	9,713	1,401,974
Colgate-Palmolive Co.	66,164	5,174,687
Kimberly-Clark Corp.	26,607	3,392,925
Procter & Gamble Co. (The)	189,454	26,133,285
		37,708,596
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	52,730	1,341,979

Industrial Conglomerates - 0.7%
3M Co.	44,942	5,588,537

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
General Electric Co.	86,920	6,383,405
Honeywell International, Inc.	53,742	10,176,048
		22,147,990
Insurance - 1.8%
Aflac, Inc.	46,808	2,781,331
Allstate Corp. (The)	21,706	2,615,573
American International Group, Inc.	62,554	3,237,170
Aon plc, Class A	16,754	4,678,722
Arthur J Gallagher & Co.	16,569	3,008,433
Assurant, Inc.	4,266	676,118
Brown & Brown, Inc.	18,496	1,165,988
Chubb Ltd.	33,453	6,324,290
Cincinnati Financial Corp.	11,769	1,141,122
Everest Re Group Ltd.	3,110	836,745
Globe Life, Inc.	7,171	696,949
Hartford Financial Services Group, Inc. (The)	25,967	1,669,938
Lincoln National Corp.	12,770	588,186
Loews Corp.	15,349	848,953
Marsh & McLennan Cos., Inc.	39,629	6,394,932
MetLife, Inc.	54,578	3,511,003
Principal Financial Group, Inc.	18,549	1,386,723
Progressive Corp. (The)	46,192	5,665,449
Prudential Financial, Inc.	29,604	2,834,583
Travelers Cos., Inc. (The)	18,929	3,059,684
W R Berkley Corp.	16,526	1,070,885
Willis Towers Watson plc	8,819	1,824,034
		56,016,811
Interactive Media & Services - 4.3%
Alphabet, Inc., Class A*	475,149	51,420,625
Alphabet, Inc., Class C*	435,364	47,519,981
Match Group, Inc.*	22,565	1,275,599
Meta Platforms, Inc., Class A*	181,118	29,509,556
Twitter, Inc.*	60,231	2,333,951
		132,059,712
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	690,894	87,584,632
eBay, Inc.	44,199	1,950,502
Etsy, Inc.*	10,033	1,059,585
		90,594,719
IT Services - 3.7%
Accenture plc, Class A	50,014	14,427,038
Akamai Technologies, Inc.*	12,658	1,142,764
Automatic Data Processing, Inc.	32,981	8,060,886
Broadridge Financial Solutions, Inc.	9,260	1,585,034
Cognizant Technology Solutions Corp., Class A	41,140	2,598,814
DXC Technology Co.*	19,325	478,874
EPAM Systems, Inc.*	4,511	1,923,942
Fidelity National Information Services, Inc.	48,219	4,405,770
Fiserv, Inc.*	45,938	4,648,466
FleetCor Technologies, Inc.*	6,118	1,300,259
Gartner, Inc.*	6,354	1,812,923
Global Payments, Inc.	22,227	2,761,260
International Business Machines Corp.	71,009	9,121,106
Jack Henry & Associates, Inc.	5,769	1,108,802
Mastercard, Inc., Class A	67,800	21,992,286
Paychex, Inc.	25,378	3,130,123
PayPal Holdings, Inc.*	91,434	8,543,593
VeriSign, Inc.*	7,522	1,370,659
Visa, Inc., Class A	129,944	25,821,172
		116,233,771
Leisure Products - 0.0%(c)
Hasbro, Inc.	10,351	815,866

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	23,715	3,041,449
Bio-Rad Laboratories, Inc., Class A*	1,710	829,418
Bio-Techne Corp.	3,096	1,027,284
Charles River Laboratories International, Inc.*	4,008	822,642
Danaher Corp.	51,114	13,796,180
Illumina, Inc.*	12,399	2,500,134
IQVIA Holdings, Inc.*	14,961	3,181,606
Mettler-Toledo International, Inc.*	1,787	2,166,666
PerkinElmer, Inc.	9,972	1,346,818
Thermo Fisher Scientific, Inc.	30,900	16,850,388
Waters Corp.*	4,761	1,421,635
West Pharmaceutical Services, Inc.	5,838	1,732,076
		48,716,296
Machinery - 1.4%
Caterpillar, Inc.	42,103	7,776,845
Cummins, Inc.	11,139	2,399,006
Deere & Co.	22,022	8,043,536
Dover Corp.	11,368	1,420,545
Fortive Corp.	28,316	1,793,252
IDEX Corp.	6,006	1,208,467
Illinois Tool Works, Inc.	22,408	4,365,751
Ingersoll Rand, Inc.	32,051	1,518,256
Nordson Corp.	4,249	965,245
Otis Worldwide Corp.	33,383	2,410,920
PACCAR, Inc.	27,448	2,401,975
Parker-Hannifin Corp.	10,119	2,681,535
Pentair plc	13,071	581,660
Snap-on, Inc.	4,209	916,973
Stanley Black & Decker, Inc.	11,932	1,051,209
Westinghouse Air Brake Technologies Corp.	14,415	1,263,475
Xylem, Inc.	14,229	1,296,262
		42,094,912
Media - 0.7%
Charter Communications, Inc., Class A*	9,132	3,768,137
Comcast Corp., Class A	352,988	12,774,636
DISH Network Corp., Class A*(b)	19,797	343,478
Fox Corp., Class A	24,627	841,751
Fox Corp., Class B	11,426	361,290
Interpublic Group of Cos., Inc. (The)	31,093	859,410
News Corp., Class A	30,667	518,886
News Corp., Class B	9,501	163,797
Omnicom Group, Inc.	16,252	1,087,259
Paramount Global, Class B(b)	48,046	1,123,796
		21,842,440
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	114,415	3,386,684
Newmont Corp.	62,683	2,592,569
Nucor Corp.	20,991	2,790,543
		8,769,796
Multiline Retail - 0.4%
Dollar General Corp.	18,077	4,291,841
Dollar Tree, Inc.*	17,760	2,409,677

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Target Corp.	36,514	5,854,655
		12,556,173
Multi-Utilities - 0.8%
Ameren Corp.	20,422	1,891,486
CenterPoint Energy, Inc.	49,689	1,566,694
CMS Energy Corp.	22,884	1,545,585
Consolidated Edison, Inc.	27,973	2,734,081
Dominion Energy, Inc.	64,060	5,240,108
DTE Energy Co.	15,296	1,993,681
NiSource, Inc.	32,040	945,500
Public Service Enterprise Group, Inc.	39,432	2,537,844
Sempra Energy	24,826	4,095,545
WEC Energy Group, Inc.	24,910	2,569,217
		25,119,741
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	26,720	1,045,019
Chevron Corp.	155,134	24,520,480
ConocoPhillips	102,109	11,175,830
Coterra Energy, Inc.(b)	63,631	1,966,834
Devon Energy Corp.	48,454	3,421,821
Diamondback Energy, Inc.	13,161	1,754,098
EOG Resources, Inc.	46,223	5,606,850
Exxon Mobil Corp.	332,662	31,799,161
Hess Corp.	21,850	2,639,043
Kinder Morgan, Inc.	153,964	2,820,621
Marathon Oil Corp.	55,869	1,429,688
Marathon Petroleum Corp.	42,734	4,305,451
Occidental Petroleum Corp.(b)	70,296	4,991,016
ONEOK, Inc.	35,267	2,159,398
Phillips 66	37,988	3,398,406
Pioneer Natural Resources Co.	17,752	4,495,161
Valero Energy Corp.	32,216	3,773,138
Williams Cos., Inc. (The)	96,161	3,272,359
		114,574,374
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	18,327	4,662,022

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	168,122	11,333,104
Catalent, Inc.*	14,151	1,245,288
Eli Lilly & Co.	62,273	18,758,496
Johnson & Johnson	207,760	33,519,998
Merck & Co., Inc.	199,670	17,043,831
Organon & Co.	20,012	570,942
Pfizer, Inc.	443,022	20,037,885
Viatris, Inc.	95,736	914,279
Zoetis, Inc.	37,156	5,816,029
		109,239,852
Professional Services - 0.3%
Equifax, Inc.	9,654	1,822,193
Jacobs Solutions, Inc.	10,140	1,263,241
Leidos Holdings, Inc.	10,784	1,025,019
Nielsen Holdings plc	28,395	790,517
Robert Half International, Inc.	8,721	671,255
Verisk Analytics, Inc.	12,455	2,331,078
		7,903,303
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	25,823	2,038,984

Road & Rail - 0.8%
CSX Corp.	171,684	5,433,799
JB Hunt Transport Services, Inc.	6,615	1,151,142
Norfolk Southern Corp.	18,802	4,571,330
Old Dominion Freight Line, Inc.	7,245	1,966,366
Union Pacific Corp.	49,575	11,130,083
		24,252,720
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	127,952	10,859,245
Analog Devices, Inc.	41,333	6,263,190
Applied Materials, Inc.	69,700	6,556,679
Broadcom, Inc.	32,247	16,094,800
Enphase Energy, Inc.*	10,655	3,052,018
Intel Corp.	322,923	10,307,702
KLA Corp.	11,776	4,052,475
Lam Research Corp.	10,968	4,802,997
Microchip Technology, Inc.	43,913	2,865,323
Micron Technology, Inc.	88,181	4,984,872
Monolithic Power Systems, Inc.	3,460	1,568,003
NVIDIA Corp.	197,715	29,843,102
NXP Semiconductors NV	20,714	3,409,110
ON Semiconductor Corp.*	34,316	2,359,911
Qorvo, Inc.*	8,559	768,427
QUALCOMM, Inc.	88,432	11,696,901
Skyworks Solutions, Inc.	12,711	1,252,669
SolarEdge Technologies, Inc.*	4,370	1,205,989
Teradyne, Inc.	12,650	1,070,696
Texas Instruments, Inc.	72,807	12,028,444
		135,042,553
Software - 7.5%
Adobe, Inc.*	37,312	13,933,793
ANSYS, Inc.*	6,874	1,706,814
Autodesk, Inc.*	17,196	3,469,121
Cadence Design Systems, Inc.*	21,753	3,780,019
Ceridian HCM Holding, Inc.*	10,862	647,810
Citrix Systems, Inc.	9,859	1,013,209
Fortinet, Inc.*	52,517	2,557,053
Intuit, Inc.	22,358	9,653,737
Microsoft Corp.	590,519	154,403,003
NortonLifeLock, Inc.	45,970	1,038,462
Oracle Corp.	124,283	9,215,584
Paycom Software, Inc.*	3,802	1,335,262
PTC, Inc.*	8,320	955,885
Roper Technologies, Inc.	8,356	3,363,959
Salesforce, Inc.*	78,439	12,245,897
ServiceNow, Inc.*	15,825	6,877,862
Synopsys, Inc.*	12,098	4,186,150
Tyler Technologies, Inc.*	3,274	1,216,324
		231,599,944
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	4,812	811,496
AutoZone, Inc.*	1,585	3,358,948
Bath & Body Works, Inc.	18,816	702,401
Best Buy Co., Inc.	16,004	1,131,323
CarMax, Inc.*	12,683	1,121,685
Home Depot, Inc. (The)	81,591	23,532,476
Lowe's Cos., Inc.	52,185	10,131,196
O'Reilly Automotive, Inc.*	5,188	3,616,659
Ross Stores, Inc.	27,750	2,393,992
TJX Cos., Inc. (The)	92,743	5,782,526
Tractor Supply Co.	8,850	1,638,577
Ulta Beauty, Inc.*	4,120	1,729,864
		55,951,143
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,213,881	190,846,371

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Hewlett Packard Enterprise Co.	102,676	1,396,394
HP, Inc.	83,137	2,386,863
NetApp, Inc.	17,553	1,266,098
Seagate Technology Holdings plc(b)	15,593	1,044,107
Western Digital Corp.*	24,742	1,045,597
		197,985,430
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	100,168	10,662,884
PVH Corp.	5,326	299,587
Ralph Lauren Corp.	3,673	335,455
Tapestry, Inc.	19,860	689,738
VF Corp.	25,486	1,056,395
		13,044,059
Tobacco - 0.6%
Altria Group, Inc.	142,956	6,450,175
Philip Morris International, Inc.	122,374	11,685,493
		18,135,668
Trading Companies & Distributors - 0.2%
Fastenal Co.	45,422	2,286,089
United Rentals, Inc.*(b)	5,660	1,652,946
WW Grainger, Inc.	3,387	1,879,582
		5,818,617
Water Utilities - 0.1%
American Water Works Co., Inc.	14,337	2,128,328

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	46,511	6,695,724

TOTAL COMMON STOCKS (Cost $3,158,511,550)		2,631,732,672

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $567,000)	567,000	567,000

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 36.1%

REPURCHASE AGREEMENTS(e) - 10.4%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $321,866,607
(Cost $321,846,926)	321,846,926	321,846,926

U.S. TREASURY OBLIGATIONS - 25.7%
U.S. Treasury Bills
1.35%, 9/8/2022(b)(f)	50,000,000	49,980,215
1.53%, 9/15/2022(f)	50,000,000	49,958,389
1.82%, 9/22/2022(f)	275,000,000	274,671,147
1.68%, 9/29/2022(f)	100,000,000	99,834,644
2.49%, 11/10/2022(f)	130,000,000	129,342,988
2.64%, 11/17/2022(f)	50,000,000	49,713,924
2.64%, 12/1/2022(f)	100,000,000	99,275,602
0.69%, 12/29/2022(f)	45,000,000	44,555,609
TOTAL U.S. TREASURY OBLIGATIONS (Cost $797,867,588)		797,332,518

TOTAL SHORT-TERM INVESTMENTS (Cost $1,119,714,514)		1,119,179,444
Total Investments - 120.9% (Cost $4,278,793,064)		3,751,479,116
Liabilities in excess of other assets - (20.9%)		(647,317,478)
Net Assets - 100.0%		3,104,161,638

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,809,421,741.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $2,989,719, collateralized in the form of cash with a value of $567,000 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,504,803 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from November 30, 2022 – May 15, 2051. The total value of collateral is $3,071,803.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $567,000.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of August 31, 2022.

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	499	9/16/2022	USD	$98,714,675	$6,593,628

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
323,040,445	5/8/2023	Bank of America NA	2.68%	S&P 500®	(50,793,843)
389,796,890	5/8/2023	BNP Paribas SA	2.93%	S&P 500®	(155,070,850)
421,523,900	4/10/2023	Citibank NA	2.99%	S&P 500®	(89,006,278)
407,467,830	4/10/2023	Credit Suisse International	2.93%	S&P 500®	(59,078,720)
141,201,410	4/8/2024	Goldman Sachs International	2.93%	S&P 500®	(2,376,805)
530,553,478	3/7/2023	Goldman Sachs International	2.84%	SPDR® S&P 500® ETF Trust	(126,777,997)
364,010,290	5/8/2023	J.P. Morgan Securities	2.73%	S&P 500®	(77,612,958)
234,760,890	4/10/2023	Morgan Stanley & Co. International plc	2.88%	S&P 500®	(43,905,836)
322,383,915	11/6/2023	Societe Generale	2.83%	S&P 500®	(39,919,292)
342,447,630	3/7/2023	UBS AG	2.83%	S&P 500®	(98,993,642)
3,477,186,678					(743,536,221)
				Total Unrealized Depreciation	(743,536,221)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Semiconductors
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 97.4%

Semiconductors & Semiconductor Equipment - 97.4%
Advanced Micro Devices, Inc.*	131,968	11,200,124
Allegro MicroSystems, Inc.*	4,488	104,660
Amkor Technology, Inc.	8,180	164,663
Analog Devices, Inc.	42,620	6,458,209
Applied Materials, Inc.	71,952	6,768,525
Broadcom, Inc.	33,254	16,597,404
Cirrus Logic, Inc.*	4,665	357,759
Enphase Energy, Inc.*	10,997	3,149,981
Entegris, Inc.	12,114	1,149,376
GLOBALFOUNDRIES, Inc.*(b)	4,335	259,320
Intel Corp.	333,028	10,630,254
KLA Corp.	12,151	4,181,524
Lam Research Corp.	11,292	4,944,880
Lattice Semiconductor Corp.*	11,209	604,165
Marvell Technology, Inc.	69,265	3,242,987
Microchip Technology, Inc.	45,285	2,954,846
Micron Technology, Inc.	90,947	5,141,234
MKS Instruments, Inc.	4,534	451,632
Monolithic Power Systems, Inc.	3,570	1,617,853
NVIDIA Corp.	203,940	30,782,703
NXP Semiconductors NV	21,382	3,519,049
ON Semiconductor Corp.*	35,387	2,433,564
Power Integrations, Inc.	4,753	339,982
Qorvo, Inc.*	8,827	792,488
QUALCOMM, Inc.	91,219	12,065,537
Semtech Corp.*	5,170	238,802
Silicon Laboratories, Inc.*	2,981	373,609
Skyworks Solutions, Inc.	13,106	1,291,596
SolarEdge Technologies, Inc.*	4,512	1,245,177
Teradyne, Inc.	13,048	1,104,383
Texas Instruments, Inc.	75,102	12,407,601
Universal Display Corp.	3,538	395,301
Wolfspeed, Inc.*(b)	10,067	1,142,302

TOTAL COMMON STOCKS (Cost $183,264,008)		148,111,490

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $205,875)	205,875	205,875

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 10.1%

REPURCHASE AGREEMENTS(d) - 10.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $15,310,909
(Cost $15,309,971)	15,309,971	15,309,971

Total Investments - 107.6% (Cost $198,779,854)		163,627,336
Liabilities in excess of other assets - (7.6%)		(11,571,453)
Net Assets - 100.0%		152,055,883

Ultra Semiconductors
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,063,831.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $201,926, collateralized in the form of cash with a value of $205,875 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,046 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.75%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $210,921.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $205,875.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
33,736,102	5/8/2023	Bank of America NA	2.73%	Dow Jones U.S. SemiconductorsSM Index[c]	(12,238,193)
25,920,101	11/6/2023	BNP Paribas SA	2.83%	Dow Jones U.S. SemiconductorsSM Index[c]	(4,261,160)
5,651,381	11/7/2022	Goldman Sachs International	2.93%	Dow Jones U.S. SemiconductorsSM Index[c]	13,674,947
3,984,870	11/6/2023	J.P. Morgan Securities	2.78%	Dow Jones U.S. SemiconductorsSM Index[c]	(5,017,878)
56,790,540	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,470,926)
14,291,415	4/10/2023	Societe Generale	2.98%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,228,031)
15,515,163	3/7/2023	UBS AG	2.68%	Dow Jones U.S. SemiconductorsSM Index[c]	(86,731,493)
155,889,572					(97,272,734)
				Total Unrealized Appreciation	13,674,947
				Total Unrealized Depreciation	(110,947,681)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.9%

Aerospace & Defense - 1.0%
AAR Corp.*	989	42,408
Aerojet Rocketdyne Holdings, Inc.*	2,239	96,434
AeroVironment, Inc.*	693	61,434
Kaman Corp.	834	26,454
Moog, Inc., Class A	868	65,083
National Presto Industries, Inc.	153	10,438
Park Aerospace Corp.	580	6,676
Triumph Group, Inc.*	1,934	25,123
		334,050
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	784	78,337
Forward Air Corp.	804	78,020
Hub Group, Inc., Class A*	1,017	81,167
		237,524
Airlines - 0.4%
Allegiant Travel Co.*	457	44,100
Hawaiian Holdings, Inc.*	1,534	22,995
SkyWest, Inc.*	1,510	32,148
Sun Country Airlines Holdings, Inc.*	897	17,868
		117,111
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	3,424	35,438
Dorman Products, Inc.*	847	76,781
Gentherm, Inc.*	990	59,301
LCI Industries	760	88,061
Motorcar Parts of America, Inc.*	572	8,500
Patrick Industries, Inc.(b)	653	34,590
Standard Motor Products, Inc.	569	20,882
XPEL, Inc.*(c)	494	33,854
		357,407
Automobiles - 0.2%
Winnebago Industries, Inc.(b)	980	56,428

Banks - 8.7%
Allegiance Bancshares, Inc.	567	24,018
Ameris Bancorp	1,973	92,100
Banc of California, Inc.	1,585	26,755
BancFirst Corp.(b)	569	61,372
Bancorp, Inc. (The)*	1,692	40,134
BankUnited, Inc.	2,446	90,624
Banner Corp.	1,027	62,400
Berkshire Hills Bancorp, Inc.	1,416	39,945
Brookline Bancorp, Inc.	2,317	28,893
Central Pacific Financial Corp.	824	17,955
City Holding Co.	446	37,914
Columbia Banking System, Inc.	2,327	69,694
Community Bank System, Inc.	1,610	105,262
Customers Bancorp, Inc.*	906	31,429
CVB Financial Corp.(b)	3,964	104,015
Dime Community Bancshares, Inc.	961	30,041
Eagle Bancorp, Inc.	958	46,492
FB Financial Corp.	1,057	41,878
First Bancorp	1,033	37,612
First Bancorp	5,907	84,470
First Commonwealth Financial Corp.	2,819	38,000
First Financial Bancorp	2,823	60,920
First Hawaiian, Inc.	3,829	98,444
Hanmi Financial Corp.	910	22,495
Heritage Financial Corp.	1,048	27,237
Hilltop Holdings, Inc.	1,485	39,204
HomeStreet, Inc.	559	19,459
Hope Bancorp, Inc.	3,599	52,078
Independent Bank Corp.	1,398	109,366
Independent Bank Group, Inc.	1,086	73,153
Lakeland Financial Corp.	758	57,108
National Bank Holdings Corp., Class A	898	36,037
NBT Bancorp, Inc.	1,281	49,677
Northwest Bancshares, Inc.	3,788	53,297
OFG Bancorp	1,453	39,522
Pacific Premier Bancorp, Inc.	2,839	93,006
Park National Corp.	432	56,951
Pathward Financial, Inc.	877	28,906
Preferred Bank	407	27,611
Renasant Corp.	1,672	55,744
S&T Bancorp, Inc.	1,175	34,827
Seacoast Banking Corp. of Florida	1,830	59,146
ServisFirst Bancshares, Inc.	1,460	123,166
Simmons First National Corp., Class A	3,789	89,382
Southside Bancshares, Inc.	959	36,135
Tompkins Financial Corp.	350	25,074
Triumph Bancorp, Inc.*(b)	706	43,708
Trustmark Corp.	1,839	58,002
United Community Banks, Inc.	3,137	105,184
Veritex Holdings, Inc.	1,611	48,507
Westamerica Bancorp	805	45,040
		2,779,389
Beverages - 0.2%
MGP Ingredients, Inc.	374	40,938
National Beverage Corp.	696	38,600
		79,538
Biotechnology - 2.3%
Anika Therapeutics, Inc.*	434	9,808
Arcus Biosciences, Inc.*	1,393	33,543
Avid Bioservices, Inc.*(b)	1,846	31,788
Coherus Biosciences, Inc.*	1,921	21,477
Cytokinetics, Inc.*	2,559	135,525
Dynavax Technologies Corp.*	3,510	40,260
Eagle Pharmaceuticals, Inc.*	336	11,011
Emergent BioSolutions, Inc.*	1,337	32,115
Enanta Pharmaceuticals, Inc.*	552	33,606
Ironwood Pharmaceuticals, Inc.*	4,599	49,485
iTeos Therapeutics, Inc.*	607	13,463
Ligand Pharmaceuticals, Inc.*	504	46,565
Myriad Genetics, Inc.*	2,402	53,661
Organogenesis Holdings, Inc.*	1,897	6,810
REGENXBIO, Inc.*	1,135	33,482
uniQure NV*	1,088	21,260
Vanda Pharmaceuticals, Inc.*	1,690	17,880
Vericel Corp.*	1,411	35,204
Vir Biotechnology, Inc.*	2,216	52,630
Xencor, Inc.*	1,779	46,948
		726,521
Building Products - 1.6%
AAON, Inc.	1,255	72,137
American Woodmark Corp.*	494	25,604
Apogee Enterprises, Inc.	663	27,077

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Gibraltar Industries, Inc.*	981	41,055
Griffon Corp.	1,431	44,862
Insteel Industries, Inc.	581	16,791
PGT Innovations, Inc.*	1,791	37,468
Quanex Building Products Corp.	998	22,255
Resideo Technologies, Inc.*	4,348	90,525
UFP Industries, Inc.	1,874	148,777
		526,551
Capital Markets - 0.8%
B Riley Financial, Inc.	483	24,039
Blucora, Inc.*	1,414	28,393
Brightsphere Investment Group, Inc.	966	16,509
Donnelley Financial Solutions, Inc.*	834	35,403
Piper Sandler Cos.	424	48,578
StoneX Group, Inc.*	512	47,534
Virtus Investment Partners, Inc.	209	39,971
WisdomTree Investments, Inc.	3,290	16,483
		256,910
Chemicals - 2.5%
AdvanSix, Inc.	839	30,422
American Vanguard Corp.	803	16,004
Balchem Corp.	959	126,415
FutureFuel Corp.	776	5,657
GCP Applied Technologies, Inc.*	1,612	50,649
Hawkins, Inc.	562	21,536
HB Fuller Co.	1,587	102,933
Innospec, Inc.	741	69,254
Koppers Holdings, Inc.	632	14,429
Livent Corp.*	4,836	155,622
Mativ Holdings, Inc.	1,625	38,383
Quaker Chemical Corp.	401	69,902
Rayonier Advanced Materials, Inc.*	1,912	8,642
Stepan Co.	635	66,186
Tredegar Corp.	771	7,872
Trinseo plc	1,081	28,679
		812,585
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	1,998	92,707
Brady Corp., Class A	1,436	66,831
CoreCivic, Inc., REIT*	3,637	34,661
Deluxe Corp.	1,285	24,723
GEO Group, Inc. (The)*	3,712	30,364
Harsco Corp.*	2,376	13,472
Healthcare Services Group, Inc.	2,214	31,151
HNI Corp.	1,268	40,576
Interface, Inc.	1,778	19,860
KAR Auction Services, Inc.*	3,633	53,042
Matthews International Corp., Class A	937	23,434
Pitney Bowes, Inc.	4,877	14,095
UniFirst Corp.	453	81,658
Viad Corp.*	615	23,481
		550,055
Communications Equipment - 1.3%
ADTRAN Holdings, Inc.	2,305	53,568
CalAmp Corp.*(b)	1,082	6,687
Clearfield, Inc.*	342	39,709
Comtech Telecommunications Corp.	792	8,942
Digi International, Inc.*	1,048	34,699
Extreme Networks, Inc.*	3,911	56,045
Harmonic, Inc.*	3,124	35,176
NETGEAR, Inc.*	861	20,311
NetScout Systems, Inc.*	2,208	70,082
Viavi Solutions, Inc.*	6,812	95,913
		421,132
Construction & Engineering - 1.0%
Arcosa, Inc.	1,443	84,343
Comfort Systems USA, Inc.	1,076	107,966
Granite Construction, Inc.(b)	1,355	40,623
MYR Group, Inc.*	508	47,213
NV5 Global, Inc.*	355	49,970
		330,115
Consumer Finance - 0.7%
Encore Capital Group, Inc.*	727	39,752
Enova International, Inc.*	973	33,997
EZCORP, Inc., Class A*(b)	1,605	14,044
Green Dot Corp., Class A*	1,621	32,890
LendingTree, Inc.*	330	10,062
PRA Group, Inc.*	1,191	43,995
PROG Holdings, Inc.*	1,614	29,923
World Acceptance Corp.*	111	12,903
		217,566
Containers & Packaging - 0.3%
Myers Industries, Inc.	1,088	21,020
O-I Glass, Inc.*	4,672	60,783
		81,803
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	1,350	50,881
American Public Education, Inc.*	564	5,826
Frontdoor, Inc.*	2,471	58,019
Perdoceo Education Corp.*	2,058	23,832
Strategic Education, Inc.	687	44,449
Stride, Inc.*	1,278	48,743
WW International, Inc.*	1,600	8,352
		240,102
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	327	15,320
Cogent Communications Holdings, Inc.	1,277	68,000
Consolidated Communications Holdings, Inc.*	2,177	12,496
		95,816
Electrical Equipment - 0.4%
AZZ, Inc.	738	31,446
Encore Wire Corp.	591	76,889
Powell Industries, Inc.	271	6,683
		115,018
Electronic Equipment, Instruments & Components - 3.5%
Advanced Energy Industries, Inc.	1,123	100,834
Arlo Technologies, Inc.*	2,598	15,822
Badger Meter, Inc.	876	82,948
Benchmark Electronics, Inc.	1,049	28,795
CTS Corp.	958	40,543
ePlus, Inc.*	805	37,932
Fabrinet*	1,099	113,021
FARO Technologies, Inc.*	547	18,352
Insight Enterprises, Inc.*	1,047	95,403
Itron, Inc.*	1,348	64,138
Knowles Corp.*	2,744	41,572
Methode Electronics, Inc.	1,104	44,668
OSI Systems, Inc.*	474	39,494
PC Connection, Inc.	331	16,444

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Plexus Corp.*	828	77,608
Rogers Corp.*	560	140,291
Sanmina Corp.*	1,820	88,306
ScanSource, Inc.*	753	21,814
TTM Technologies, Inc.*	3,021	47,520
		1,115,505
Energy Equipment & Services - 1.6%
Archrock, Inc.	4,040	29,856
Bristow Group, Inc.*	694	20,133
Core Laboratories NV	1,385	22,368
DMC Global, Inc.*	583	13,012
Dril-Quip, Inc.*	1,031	22,816
Helix Energy Solutions Group, Inc.*	4,266	18,429
Helmerich & Payne, Inc.	3,147	134,534
Nabors Industries Ltd.*	265	35,115
Oceaneering International, Inc.*	2,997	26,523
Oil States International, Inc.*(b)	1,854	9,085
Patterson-UTI Energy, Inc.	6,467	96,358
ProPetro Holding Corp.*	2,556	23,413
RPC, Inc.	2,107	16,751
US Silica Holdings, Inc.*	2,256	31,652
		500,045
Entertainment - 0.2%
Cinemark Holdings, Inc.*(b)	3,204	45,113
Marcus Corp. (The)	658	10,587
		55,700
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust	2,838	45,209
Agree Realty Corp.(b)	2,249	169,395
Alexander & Baldwin, Inc.	2,173	40,700
American Assets Trust, Inc.	1,572	43,639
Armada Hoffler Properties, Inc.	2,026	26,601
Brandywine Realty Trust	5,128	41,178
CareTrust REIT, Inc.	2,901	62,488
Centerspace	461	34,750
Chatham Lodging Trust*	1,459	17,741
Community Healthcare Trust, Inc.	704	25,971
DiamondRock Hospitality Co.*	6,305	55,043
Diversified Healthcare Trust	7,153	10,443
Easterly Government Properties, Inc.	2,715	48,734
Essential Properties Realty Trust, Inc.	4,148	93,911
Four Corners Property Trust, Inc.	2,403	64,617
Franklin Street Properties Corp.	2,779	7,809
Getty Realty Corp.	1,215	36,547
Global Net Lease, Inc.	3,097	42,646
Hersha Hospitality Trust*	991	9,613
Industrial Logistics Properties Trust	1,956	14,650
Innovative Industrial Properties, Inc.	834	76,495
iStar, Inc.	2,477	34,108
LTC Properties, Inc.	1,179	52,925
LXP Industrial Trust(b)	8,570	86,214
NexPoint Residential Trust, Inc.	693	36,604
Office Properties Income Trust	1,448	25,441
Orion Office REIT, Inc.	1,694	16,720
Retail Opportunity Investments Corp.	3,713	62,193
RPT Realty	2,546	24,518
Safehold, Inc.	464	17,646
Saul Centers, Inc.	393	17,406
Service Properties Trust	4,937	33,769
SITE Centers Corp.	5,434	70,425
Summit Hotel Properties, Inc.	3,204	25,183
Sunstone Hotel Investors, Inc.*	6,435	70,077
Tanger Factory Outlet Centers, Inc.(b)	3,122	48,141
Uniti Group, Inc.	7,088	66,556
Universal Health Realty Income Trust	383	19,491
Urban Edge Properties	3,300	51,909
Urstadt Biddle Properties, Inc., Class A	902	15,081
Veris Residential, Inc.*	2,395	32,189
Washington REIT	2,614	51,261
Whitestone REIT	1,381	13,589
Xenia Hotels & Resorts, Inc.*	3,418	54,210
		1,893,836
Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	941	34,845
Chefs' Warehouse, Inc. (The)*	983	32,773
PriceSmart, Inc.	722	45,681
SpartanNash Co.	1,081	32,895
United Natural Foods, Inc.*	1,741	76,744
		222,938
Food Products - 1.6%
B&G Foods, Inc.(b)	2,059	44,598
Calavo Growers, Inc.	529	22,239
Cal-Maine Foods, Inc.	1,123	60,204
Fresh Del Monte Produce, Inc.(b)	1,001	27,367
Hostess Brands, Inc.*	4,136	95,873
J & J Snack Foods Corp.	446	66,467
John B Sanfilippo & Son, Inc.	267	21,555
Seneca Foods Corp., Class A*	182	9,615
Simply Good Foods Co. (The)*	2,644	80,774
Tootsie Roll Industries, Inc.	532	19,062
TreeHouse Foods, Inc.*	1,676	78,102
		525,856
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	529	66,813
Northwest Natural Holding Co.	1,024	48,752
South Jersey Industries, Inc.	3,661	123,925
		239,490
Health Care Equipment & Supplies - 2.8%
AngioDynamics, Inc.*	1,159	25,660
Artivion, Inc.*	1,201	26,614
Avanos Medical, Inc.*	1,416	34,876
BioLife Solutions, Inc.*	912	21,532
Cardiovascular Systems, Inc.*	1,220	16,116
CONMED Corp.	882	78,119
Cutera, Inc.*	493	23,541
Embecta Corp.	1,729	55,190
Glaukos Corp.*	1,417	68,795
Heska Corp.*	323	29,416
Inogen, Inc.*	614	17,579
Integer Holdings Corp.*	990	62,439
Lantheus Holdings, Inc.*	2,051	161,619
LeMaitre Vascular, Inc.	578	28,542
Meridian Bioscience, Inc.*	1,302	42,432
Merit Medical Systems, Inc.*	1,524	90,267
Mesa Laboratories, Inc.	157	26,825
OraSure Technologies, Inc.*	2,171	8,879
Orthofix Medical, Inc.*	596	11,860
Surmodics, Inc.*	419	14,116

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Varex Imaging Corp.*	1,192	25,139
Zimvie, Inc.*	622	9,467
Zynex, Inc.	666	5,954
		884,977
Health Care Providers & Services - 3.0%
AdaptHealth Corp.*	2,931	52,670
Addus HomeCare Corp.*	479	42,736
AMN Healthcare Services, Inc.*(b)	1,337	137,230
Apollo Medical Holdings, Inc.*(b)	1,139	49,125
Community Health Systems, Inc.*	3,789	10,079
CorVel Corp.*	278	43,196
Covetrus, Inc.*	3,125	65,219
Cross Country Healthcare, Inc.*	1,061	26,928
Enhabit, Inc.*	1,506	25,000
Ensign Group, Inc. (The)	1,575	134,347
Fulgent Genetics, Inc.*	590	25,647
Hanger, Inc.*	1,110	20,679
Joint Corp. (The)*	432	7,880
ModivCare, Inc.*	370	40,078
Owens & Minor, Inc.	2,276	67,165
Pediatrix Medical Group, Inc.*	2,576	45,904
Pennant Group, Inc. (The)*	812	12,724
RadNet, Inc.*	1,395	28,026
Select Medical Holdings Corp.	3,084	79,074
US Physical Therapy, Inc.	389	32,135
		945,842
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	3,469	58,973
Computer Programs and Systems, Inc.*	440	13,424
HealthStream, Inc.*	728	16,111
NextGen Healthcare, Inc.*	1,680	28,795
OptimizeRx Corp.*	544	8,633
Simulations Plus, Inc.	472	28,344
		154,280
Hotels, Restaurants & Leisure - 1.5%
BJ's Restaurants, Inc.*	699	17,531
Bloomin' Brands, Inc.	2,412	48,771
Brinker International, Inc.*	1,311	32,133
Cheesecake Factory, Inc. (The)	1,466	44,889
Chuy's Holdings, Inc.*	566	12,639
Dave & Buster's Entertainment, Inc.*	1,164	48,120
Dine Brands Global, Inc.	501	33,366
El Pollo Loco Holdings, Inc.*	584	5,285
Golden Entertainment, Inc.*	608	23,262
Jack in the Box, Inc.	630	50,312
Monarch Casino & Resort, Inc.*	395	23,854
Ruth's Hospitality Group, Inc.	937	17,072
Shake Shack, Inc., Class A*	1,172	55,857
Six Flags Entertainment Corp.*	2,326	51,521
		464,612
Household Durables - 2.1%
Cavco Industries, Inc.*	255	59,673
Century Communities, Inc.	867	40,480
Ethan Allen Interiors, Inc.	658	15,641
Green Brick Partners, Inc.*	1,375	33,495
Installed Building Products, Inc.	692	62,667
iRobot Corp.*(b)	812	47,811
La-Z-Boy, Inc.	1,293	34,122
LGI Homes, Inc.*(b)	621	58,939
M/I Homes, Inc.*	846	36,581
MDC Holdings, Inc.	1,702	52,898
Meritage Homes Corp.*	1,097	85,950
Sonos, Inc.*	3,823	57,498
Tri Pointe Homes, Inc.*	3,092	53,584
Tupperware Brands Corp.*	1,372	15,421
Universal Electronics, Inc.*	377	8,381
		663,141
Household Products - 0.4%
Central Garden & Pet Co.*	292	11,657
Central Garden & Pet Co., Class A*	1,184	44,708
WD-40 Co.	408	77,177
		133,542
Insurance - 2.2%
Ambac Financial Group, Inc.*	1,347	20,326
American Equity Investment Life Holding Co.	2,311	87,818
AMERISAFE, Inc.	578	27,640
Assured Guaranty Ltd.	1,914	97,748
eHealth, Inc.*	726	4,646
Employers Holdings, Inc.	829	32,464
Genworth Financial, Inc., Class A*	15,265	64,418
HCI Group, Inc.	234	11,183
Horace Mann Educators Corp.	1,238	44,283
James River Group Holdings Ltd.	1,121	26,635
Palomar Holdings, Inc.*	717	56,851
ProAssurance Corp.	1,614	34,524
Safety Insurance Group, Inc.	420	37,821
Selectquote, Inc.*	3,740	4,151
SiriusPoint Ltd.*	2,590	11,577
Stewart Information Services Corp.	809	40,968
Trupanion, Inc.*	1,034	72,980
United Fire Group, Inc.	647	19,041
Universal Insurance Holdings, Inc.	832	9,934
		705,008
Interactive Media & Services - 0.5%
Cars.com, Inc.*	1,955	24,926
QuinStreet, Inc.*	1,508	18,111
Shutterstock, Inc.	693	38,399
Yelp, Inc.*	1,991	68,033
		149,469
Internet & Direct Marketing Retail - 0.1%
Liquidity Services, Inc.*	797	13,939
PetMed Express, Inc.	628	12,918
		26,857
IT Services - 1.3%
CSG Systems International, Inc.	931	53,858
EVERTEC, Inc.	1,947	65,419
ExlService Holdings, Inc.*	995	166,872
Perficient, Inc.*	1,036	80,912
TTEC Holdings, Inc.	549	28,740
Unisys Corp.*	2,023	18,834
		414,635
Leisure Products - 0.2%
Sturm Ruger & Co., Inc.	525	27,431
Vista Outdoor, Inc.*	1,678	47,186
		74,617
Life Sciences Tools & Services - 0.1%
NeoGenomics, Inc.*	3,730	37,487

Machinery - 3.7%
Alamo Group, Inc.	297	38,836
Albany International Corp., Class A	943	83,163
Astec Industries, Inc.	683	26,077

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Barnes Group, Inc.	1,394	43,284
CIRCOR International, Inc.*	607	9,894
Enerpac Tool Group Corp.	1,812	35,153
EnPro Industries, Inc.	621	56,238
ESCO Technologies, Inc.	772	62,864
Federal Signal Corp.	1,814	72,324
Franklin Electric Co., Inc.	1,163	101,006
Greenbrier Cos., Inc. (The)	974	27,769
Hillenbrand, Inc.	2,143	89,299
John Bean Technologies Corp.(b)	951	98,200
Lindsay Corp.	330	52,919
Mueller Industries, Inc.	1,702	107,515
Proto Labs, Inc.*	822	31,565
SPX Technologies, Inc.*	1,369	78,115
Standex International Corp.	359	32,457
Tennant Co.	556	33,555
Titan International, Inc.*	1,538	21,578
Trinity Industries, Inc.	2,093	51,027
Wabash National Corp.	1,465	24,099
		1,176,937
Marine - 0.3%
Matson, Inc.	1,212	89,276

Media - 0.5%
AMC Networks, Inc., Class A*	892	23,897
EW Scripps Co. (The), Class A*	1,729	25,849
Gannett Co., Inc.*	4,388	10,180
Scholastic Corp.	910	41,778
TechTarget, Inc.*	795	51,595
Thryv Holdings, Inc.*	511	13,071
		166,370
Metals & Mining - 1.5%
Arconic Corp.*	3,162	79,714
ATI, Inc.*(b)	3,711	111,070
Carpenter Technology Corp.(b)	1,442	48,985
Century Aluminum Co.*	1,529	11,804
Compass Minerals International, Inc.	1,022	41,381
Haynes International, Inc.	372	14,765
Kaiser Aluminum Corp.	475	34,086
Materion Corp.	613	52,908
Olympic Steel, Inc.	278	7,317
SunCoke Energy, Inc.	2,494	16,435
TimkenSteel Corp.*	1,240	19,022
Warrior Met Coal, Inc.	1,546	50,322
		487,809
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance, Inc.	3,952	46,041
ARMOUR Residential REIT, Inc.	3,086	21,911
Ellington Financial, Inc.	1,695	24,883
Franklin BSP Realty Trust, Inc.	2,504	32,302
Granite Point Mortgage Trust, Inc.	1,610	15,166
Invesco Mortgage Capital, Inc.	986	15,668
KKR Real Estate Finance Trust, Inc.	1,482	28,543
New York Mortgage Trust, Inc.	11,400	31,920
PennyMac Mortgage Investment Trust	2,751	40,852
Ready Capital Corp.	2,013	26,370
Redwood Trust, Inc.	3,600	27,900
Two Harbors Investment Corp.	10,290	49,906
		361,462
Multiline Retail - 0.1%
Big Lots, Inc.	854	17,567

Multi-Utilities - 0.4%
Avista Corp.	2,166	88,005
Unitil Corp.	478	24,899
		112,904
Oil, Gas & Consumable Fuels - 2.4%
Callon Petroleum Co.*(b)	1,420	60,435
Civitas Resources, Inc.	2,159	145,063
CONSOL Energy, Inc.	957	68,693
Dorian LPG Ltd.	828	12,047
Green Plains, Inc.*	1,606	58,828
Laredo Petroleum, Inc.*	434	33,683
Par Pacific Holdings, Inc.*	1,368	25,718
PBF Energy, Inc., Class A*	2,855	97,527
Ranger Oil Corp.	633	24,681
REX American Resources Corp.*	467	14,150
SM Energy Co.	3,638	160,327
Talos Energy, Inc.*	1,235	25,602
World Fuel Services Corp.	1,885	48,633
		775,387
Paper & Forest Products - 0.3%
Clearwater Paper Corp.*	504	21,440
Glatfelter Corp.	1,341	6,531
Mercer International, Inc.	1,206	19,561
Sylvamo Corp.	1,053	46,795
		94,327
Personal Products - 0.7%
Edgewell Personal Care Co.	1,579	61,518
elf Beauty, Inc.*	1,432	54,602
Inter Parfums, Inc.	533	41,851
Medifast, Inc.	343	43,040
USANA Health Sciences, Inc.*	343	22,130
		223,141
Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals, Inc.*	1,124	33,270
ANI Pharmaceuticals, Inc.*	392	14,461
Cara Therapeutics, Inc.*	1,265	13,055
Collegium Pharmaceutical, Inc.*	1,015	17,844
Corcept Therapeutics, Inc.*	2,859	73,819
Harmony Biosciences Holdings, Inc.*	689	30,254
Innoviva, Inc.*(b)	1,874	24,662
Nektar Therapeutics*	5,573	21,958
Pacira BioSciences, Inc.*	1,357	71,215
Phibro Animal Health Corp., Class A	608	9,004
Prestige Consumer Healthcare, Inc.*	1,503	76,022
Supernus Pharmaceuticals, Inc.*	1,595	54,597
		440,161
Professional Services - 1.3%
Exponent, Inc.	1,550	145,483
Forrester Research, Inc.*	329	13,683
Heidrick & Struggles International, Inc.	591	16,820
Kelly Services, Inc., Class A	1,033	16,642
Korn Ferry	1,610	98,081
ManTech International Corp., Class A	823	78,934
Resources Connection, Inc.	932	18,211

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
TrueBlue, Inc.*	994	20,417
		408,271
Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc.*	3,533	34,517
Douglas Elliman, Inc.	2,069	9,538
Marcus & Millichap, Inc.	734	27,437
RE/MAX Holdings, Inc., Class A	577	13,133
St Joe Co. (The)	986	37,665
		122,290
Road & Rail - 0.4%
ArcBest Corp.	732	58,948
Heartland Express, Inc.	1,393	21,104
Marten Transport Ltd.	1,765	34,965
		115,017
Semiconductors & Semiconductor Equipment - 2.6%
Alpha & Omega Semiconductor Ltd.*	648	25,052
Axcelis Technologies, Inc.*	987	66,070
CEVA, Inc.*	694	20,313
Cohu, Inc.*	1,454	39,011
Diodes, Inc.*	1,353	96,293
FormFactor, Inc.*	2,333	68,310
Ichor Holdings Ltd.*	857	26,327
Kulicke & Soffa Industries, Inc.	1,768	74,327
MaxLinear, Inc.*	2,127	76,423
Onto Innovation, Inc.*	1,481	105,136
PDF Solutions, Inc.*	883	23,293
Photronics, Inc.*	1,846	31,013
Rambus, Inc.*	3,296	85,004
SMART Global Holdings, Inc.*	1,416	25,984
Ultra Clean Holdings, Inc.*	1,348	39,456
Veeco Instruments, Inc.*	1,532	32,386
		834,398
Software - 2.0%
8x8, Inc.*	3,541	18,449
A10 Networks, Inc.	1,744	24,242
Agilysys, Inc.*	585	30,285
Alarm.com Holdings, Inc.*(b)	1,377	91,708
Cerence, Inc.*(b)	1,174	23,492
Consensus Cloud Solutions, Inc.*	477	24,017
Digital Turbine, Inc.*	2,638	48,724
Ebix, Inc.	712	18,526
InterDigital, Inc.	920	46,147
LivePerson, Inc.*	2,071	24,024
LiveRamp Holdings, Inc.*	2,039	40,474
OneSpan, Inc.*	1,030	11,855
Progress Software Corp.	1,307	62,906
SPS Commerce, Inc.*	1,079	131,767
Xperi Holding Corp.	3,110	49,480
		646,096
Specialty Retail - 3.6%
Aaron's Co., Inc. (The)	919	10,936
Abercrombie & Fitch Co., Class A*	1,506	21,671
Academy Sports & Outdoors, Inc.	2,552	109,940
America's Car-Mart, Inc.*	180	14,510
Asbury Automotive Group, Inc.*	661	115,331
Bed Bath & Beyond, Inc.*(b)	2,386	22,739
Boot Barn Holdings, Inc.*	889	59,225
Buckle, Inc. (The)	883	28,503
Caleres, Inc.	1,135	28,965
Cato Corp. (The), Class A	525	5,675
Chico's FAS, Inc.*	3,744	21,266
Children's Place, Inc. (The)*	384	16,197
Conn's, Inc.*	464	4,459
Designer Brands, Inc., Class A	1,815	30,964
Genesco, Inc.*	386	21,840
Group 1 Automotive, Inc.	495	88,402
Guess?, Inc.(b)	1,073	18,745
Haverty Furniture Cos., Inc.	415	11,130
Hibbett, Inc.	363	21,272
LL Flooring Holdings, Inc.*	893	7,269
MarineMax, Inc.*	645	23,439
Monro, Inc.	1,003	46,449
National Vision Holdings, Inc.*	2,434	80,882
ODP Corp. (The)*	1,308	46,761
Rent-A-Center, Inc.	1,607	41,525
Sally Beauty Holdings, Inc.*	3,200	47,616
Shoe Carnival, Inc.	511	12,157
Signet Jewelers Ltd.	1,417	92,629
Sleep Number Corp.*	664	27,510
Sonic Automotive, Inc., Class A(b)	586	31,170
Urban Outfitters, Inc.*	1,915	38,549
Zumiez, Inc.*	493	12,798
		1,160,524
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*(b)	3,898	39,487
Avid Technology, Inc.*	1,062	29,046
Corsair Gaming, Inc.*(b)	999	15,374
Diebold Nixdorf, Inc.*	2,200	7,656
		91,563
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group, Inc.*	1,413	5,977
G-III Apparel Group Ltd.*	1,289	27,159
Kontoor Brands, Inc.	1,390	51,750
Movado Group, Inc.	480	15,307
Oxford Industries, Inc.	461	49,203
Steven Madden Ltd.	2,245	65,352
Unifi, Inc.*	417	4,737
Wolverine World Wide, Inc.	2,413	47,150
		266,635
Thrifts & Mortgage Finance - 1.8%
Axos Financial, Inc.*	1,603	66,973
Capitol Federal Financial, Inc.	3,862	34,990
Flagstar Bancorp, Inc.	1,591	61,301
Mr Cooper Group, Inc.*	2,210	93,483
NMI Holdings, Inc., Class A*	2,575	52,865
Northfield Bancorp, Inc.	1,287	18,970
Provident Financial Services, Inc.	2,251	52,291
TrustCo Bank Corp.	575	19,170
Walker & Dunlop, Inc.(b)	910	91,419
WSFS Financial Corp.	1,936	93,606
		585,068
Tobacco - 0.2%
Universal Corp.	736	37,566
Vector Group Ltd.	3,938	38,592
		76,158
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	1,151	122,029
Boise Cascade Co.	1,178	73,425
DXP Enterprises, Inc.*	512	13,609
GMS, Inc.*	1,287	62,034
NOW, Inc.*	3,311	40,129
Veritiv Corp.*	417	49,702
		360,928

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.7%
American States Water Co.	1,105	91,682
California Water Service Group	1,605	93,941
Middlesex Water Co.	524	46,515
		232,138
Wireless Telecommunication Services - 0.4%
Gogo, Inc.*	2,042	30,344
Shenandoah Telecommunications Co.	1,498	33,391
Telephone and Data Systems, Inc.	2,948	47,964
		111,699
TOTAL COMMON STOCKS (Cost $29,516,752)		26,499,584

SECURITIES LENDING REINVESTMENTS(d) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $126,336)	126,336	126,336

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 32.7%

REPURCHASE AGREEMENTS(e) - 32.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $10,453,701
(Cost $10,453,062)	10,453,062	10,453,062

Total Investments - 116.0% (Cost $40,096,150)		37,078,982
Liabilities in excess of other assets - (16.0%)		(5,105,063)
Net Assets - 100.0%		31,973,919

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,089,842.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $585,086, collateralized in the form of cash with a value of $126,336 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $479,910 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $606,246.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $126,336.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
9,379,489	5/8/2023	Bank of America NA	2.68%	S&P SmallCap 600®	(2,164,159)
5,801,502	11/7/2022	Citibank NA	2.68%	S&P SmallCap 600®	(1,017,285)
4,571,347	11/7/2022	Morgan Stanley & Co. International plc	2.93%	S&P SmallCap 600®	(742,577)
9,158,085	3/7/2023	Societe Generale	2.78%	S&P SmallCap 600®	(1,625,823)
8,535,312	3/7/2023	UBS AG	2.63%	S&P SmallCap 600®	(1,072,575)
37,445,735					(6,622,419)
				Total Unrealized Depreciation	(6,622,419)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.0%

Communications Equipment - 2.6%
Arista Networks, Inc.*	9,299	1,114,764
Ciena Corp.*	6,286	318,952
Cisco Systems, Inc.	171,686	7,677,798
F5, Inc.*	2,496	392,022
Juniper Networks, Inc.	13,352	379,464
Lumentum Holdings, Inc.*(b)	2,852	238,284
Motorola Solutions, Inc.	6,916	1,683,423
Ubiquiti, Inc.(b)	251	77,908
Viavi Solutions, Inc.*	9,420	132,634
		12,015,249
Diversified Telecommunication Services - 0.2%
Liberty Global plc, Class A*	7,239	146,228
Liberty Global plc, Class C*	12,305	262,219
Lumen Technologies, Inc.	38,430	382,763
		791,210
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	5,582	952,847
TD SYNNEX Corp.	1,705	164,158
		1,117,005
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A*	5,779	1,151,870

Household Durables - 0.1%
Garmin Ltd.	6,308	558,195

Interactive Media & Services - 15.3%
Alphabet, Inc., Class A*	248,630	26,906,739
Alphabet, Inc., Class C*	227,892	24,874,412
Angi, Inc.*	3,086	12,529
Bumble, Inc., Class A*(b)	3,001	75,175
Cargurus, Inc.*	3,639	68,049
IAC, Inc.*	3,479	223,595
Match Group, Inc.*	11,808	667,506
Meta Platforms, Inc., Class A*	94,712	15,431,426
Snap, Inc., Class A*	45,120	490,906
Twitter, Inc.*	31,524	1,221,555
Vimeo, Inc.*	6,483	38,380
Ziff Davis, Inc.*	1,950	150,696
		70,160,968
Internet & Direct Marketing Retail - 0.5%
Chewy, Inc., Class A*(b)	3,743	128,497
DoorDash, Inc., Class A*	6,901	413,370
eBay, Inc.	23,134	1,020,903
Etsy, Inc.*	5,252	554,664
		2,117,434
IT Services - 3.4%
Akamai Technologies, Inc.*	6,624	598,015
Amdocs Ltd.	5,152	440,341
Cloudflare, Inc., Class A*	11,611	726,500
Cognizant Technology Solutions Corp., Class A	21,544	1,360,935
DXC Technology Co.*	10,103	250,352
EPAM Systems, Inc.*	2,364	1,008,246
Fastly, Inc., Class A*	4,547	42,515
Gartner, Inc.*	3,328	949,545
GoDaddy, Inc., Class A*	6,684	506,781
International Business Machines Corp.	37,172	4,774,743
Kyndryl Holdings, Inc.*	7,428	77,400
MongoDB, Inc.*	2,790	900,779
Okta, Inc.*	6,232	569,605
Snowflake, Inc., Class A*	9,998	1,809,138
SolarWinds Corp.*	1,861	16,879
Squarespace, Inc., Class A*	1,177	24,717
Thoughtworks Holding, Inc.*	1,538	20,240
Twilio, Inc., Class A*	7,094	493,601
VeriSign, Inc.*	3,942	718,311
		15,288,643
Semiconductors & Semiconductor Equipment - 16.4%
Advanced Micro Devices, Inc.*	66,973	5,684,029
Allegro MicroSystems, Inc.*	2,275	53,053
Amkor Technology, Inc.	4,145	83,439
Analog Devices, Inc.	21,627	3,277,139
Applied Materials, Inc.	36,504	3,433,931
Broadcom, Inc.	16,873	8,421,483
Cirrus Logic, Inc.*	2,370	181,755
Enphase Energy, Inc.*	5,579	1,598,049
Entegris, Inc.	6,145	583,038
GLOBALFOUNDRIES, Inc.*(b)	2,193	131,185
Intel Corp.	168,972	5,393,586
KLA Corp.	6,168	2,122,594
Lam Research Corp.	5,732	2,510,100
Lattice Semiconductor Corp.*	5,689	306,637
Marvell Technology, Inc.	35,128	1,644,693
Microchip Technology, Inc.	22,979	1,499,380
Micron Technology, Inc.	46,142	2,608,407
MKS Instruments, Inc.	2,300	229,103
Monolithic Power Systems, Inc.	1,814	822,069
NVIDIA Corp.	103,436	15,612,630
NXP Semiconductors NV	10,849	1,785,528
ON Semiconductor Corp.*	17,952	1,234,559
Power Integrations, Inc.	2,415	172,745
Qorvo, Inc.*	4,485	402,663
QUALCOMM, Inc.	46,289	6,122,646
Semtech Corp.*	2,624	121,203
Silicon Laboratories, Inc.*	1,509	189,123
Skyworks Solutions, Inc.	6,650	655,358
SolarEdge Technologies, Inc.*	2,288	631,419
Teradyne, Inc.	6,621	560,402
Texas Instruments, Inc.	38,124	6,298,466
Universal Display Corp.	1,796	200,667
Wolfspeed, Inc.*(b)	5,109	579,718
		75,150,797
Software - 31.1%
ACI Worldwide, Inc.*	4,738	112,291
Adobe, Inc.*	19,515	7,287,682
Alteryx, Inc., Class A*	2,493	155,364
ANSYS, Inc.*	3,597	893,135
Appian Corp.*	1,693	79,402
AppLovin Corp., Class A*(b)	1,482	36,502
Asana, Inc., Class A*	3,453	66,125
Aspen Technology, Inc.*	1,161	244,507
Autodesk, Inc.*	8,990	1,813,643
Avalara, Inc.*	3,632	332,655
Bentley Systems, Inc., Class B	7,755	285,151
Bill.com Holdings, Inc.*	3,834	620,648
Black Knight, Inc.*	6,445	426,401
Blackbaud, Inc.*	1,885	98,585
Blackline, Inc.*(b)	2,229	151,438
Cadence Design Systems, Inc.*	11,394	1,979,935
CCC Intelligent Solutions Holdings, Inc.*	2,535	24,235
Ceridian HCM Holding, Inc.*	5,680	338,755

Ultra Technology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Citrix Systems, Inc.	5,156	529,882
Clear Secure, Inc., Class A*(b)	586	13,443
Confluent, Inc., Class A*	4,836	132,313
Consensus Cloud Solutions, Inc.*	666	33,533
Coupa Software, Inc.*	3,099	180,982
Crowdstrike Holdings, Inc., Class A*	8,819	1,610,438
Datadog, Inc., Class A*	10,645	1,117,193
Digital Turbine, Inc.*	3,639	67,212
DocuSign, Inc.*	8,262	481,014
Dolby Laboratories, Inc., Class A	2,674	195,844
Dropbox, Inc., Class A*(b)	11,061	236,595
Duck Creek Technologies, Inc.*	3,121	37,140
Dynatrace, Inc.*	8,146	311,014
Elastic NV*	3,016	253,073
Fair Isaac Corp.*	1,072	481,757
Five9, Inc.*	2,875	282,066
Fortinet, Inc.*	27,531	1,340,484
Gitlab, Inc., Class A*	1,511	90,464
Guidewire Software, Inc.*	3,453	247,615
HashiCorp, Inc., Class A*(b)	1,317	46,556
HubSpot, Inc.*	1,880	633,635
Informatica, Inc., Class A*(b)	1,267	27,963
Intuit, Inc.	11,691	5,047,940
LiveRamp Holdings, Inc.*	2,817	55,917
Mandiant Corp.*	9,921	226,794
Manhattan Associates, Inc.*	2,608	368,406
Matterport, Inc.*(b)	8,845	40,775
Microsoft Corp.	309,101	80,820,638
MicroStrategy, Inc., Class A*(b)	382	88,456
nCino, Inc.*(b)	2,366	74,624
NCR Corp.*	5,646	175,308
New Relic, Inc.*	2,464	149,589
NortonLifeLock, Inc.	24,047	543,222
Nutanix, Inc., Class A*	9,114	157,672
Oracle Corp.	65,039	4,822,642
Palantir Technologies, Inc., Class A*	67,587	521,772
Palo Alto Networks, Inc.*	4,077	2,270,114
Paycom Software, Inc.*	1,986	697,483
Paylocity Holding Corp.*	1,642	395,722
Pegasystems, Inc.	1,694	62,017
Procore Technologies, Inc.*	388	21,185
PTC, Inc.*	4,350	499,771
Q2 Holdings, Inc.*(b)	2,366	93,977
Qualtrics International, Inc., Class A*	4,271	52,320
Rapid7, Inc.*(b)	2,411	138,632
RingCentral, Inc., Class A*	3,516	151,329
Roper Technologies, Inc.	4,375	1,761,287
Salesforce, Inc.*	41,060	6,410,287
Samsara, Inc., Class A*(b)	2,824	41,993
SentinelOne, Inc., Class A*	7,669	209,440
ServiceNow, Inc.*	8,286	3,601,261
Smartsheet, Inc., Class A*	5,321	177,030
Splunk, Inc.*	6,651	598,790
Synopsys, Inc.*	6,330	2,190,307
Trade Desk, Inc. (The), Class A*	18,260	1,144,902
Tyler Technologies, Inc.*	1,714	636,768
UiPath, Inc., Class A*	11,462	188,550
Unity Software, Inc.*(b)	6,842	292,290
Varonis Systems, Inc.*	4,533	123,978
Verint Systems, Inc.*	2,668	129,371
VMware, Inc., Class A	8,358	969,779
Workday, Inc., Class A*	8,208	1,350,708
Workiva, Inc.*	1,987	134,897
Zendesk, Inc.*	5,068	389,070
Zoom Video Communications, Inc., Class A*	9,394	755,278
Zscaler, Inc.*	3,323	529,155
		142,408,116
Technology Hardware, Storage & Peripherals - 22.8%
Apple, Inc.	635,177	99,862,528
Dell Technologies, Inc., Class C	11,341	434,247
Hewlett Packard Enterprise Co.	53,733	730,769
HP, Inc.	43,530	1,249,746
NetApp, Inc.	9,194	663,163
Pure Storage, Inc., Class A*	11,596	335,936
Seagate Technology Holdings plc	8,166	546,796
Western Digital Corp.*	12,945	547,056
Xerox Holdings Corp.	4,928	81,903
		104,452,144
TOTAL COMMON STOCKS (Cost $511,989,557)		425,211,631

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $487,875)	487,875	487,875

Ultra Technology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 17.9%

REPURCHASE AGREEMENTS(d) - 17.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $81,800,484
(Cost $81,795,481)	81,795,481	81,795,481

Total Investments - 111.0% (Cost $594,272,913)		507,494,987
Liabilities in excess of other assets - (11.0%)		(50,212,734)
Net Assets - 100.0%		457,282,253

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $201,308,964.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $1,302,929, collateralized in the form of cash with a value of $487,875 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $867,247 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from December 15, 2022 – May 15, 2051. The total value of collateral is $1,355,122.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $487,875.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
56,515,067	5/8/2023	Bank of America NA	2.68%	Dow Jones U.S. TechnologySM Index[c]	(29,578,366)
98,702,957	5/8/2023	BNP Paribas SA	2.93%	Dow Jones U.S. TechnologySM Index[c]	(42,917,456)
89,513,974	4/10/2023	Citibank NA	2.63%	Dow Jones U.S. TechnologySM Index[c]	(27,510,451)
27,462,133	4/10/2023	Credit Suisse International	2.93%	Dow Jones U.S. TechnologySM Index[c]	(9,909,709)
14,531,172	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. TechnologySM Index[c]	(37,665,155)
39,250,585	5/8/2023	J.P. Morgan Securities	2.78%	Dow Jones U.S. TechnologySM Index[c]	(36,885,001)
7,857,803	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. TechnologySM Index[c]	(325,431)
141,618,654	4/10/2023	Societe Generale	2.88%	Dow Jones U.S. TechnologySM Index[c]	2,347,200
14,566,111	3/7/2023	UBS AG	2.93%	Dow Jones U.S. TechnologySM Index[c]	(73,051,853)
490,018,456					(255,496,222)
				Total Unrealized Appreciation	2,347,200
				Total Unrealized Depreciation	(257,843,422)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.0%

Communications Equipment - 48.9%
ADTRAN Holdings, Inc.	450	10,458
Arista Networks, Inc.*	742	88,951
Ciena Corp.*	889	45,108
Cisco Systems, Inc.	8,506	380,388
CommScope Holding Co., Inc.*	1,211	13,684
Comtech Telecommunications Corp.	155	1,750
Extreme Networks, Inc.*	765	10,962
F5, Inc.*	353	55,442
Harmonic, Inc.*	611	6,880
Inseego Corp.*	471	1,272
Juniper Networks, Inc.	1,888	53,657
Lumentum Holdings, Inc.*	403	33,671
Motorola Solutions, Inc.	351	85,437
NETGEAR, Inc.*	168	3,963
NetScout Systems, Inc.*	431	13,680
Ribbon Communications, Inc.*	711	2,496
Ubiquiti, Inc.(b)	35	10,864
Viasat, Inc.*	435	16,521
Viavi Solutions, Inc.*	1,331	18,740
		853,924
Diversified Telecommunication Services - 33.6%
Anterix, Inc.*	107	4,542
AT&T, Inc.	3,630	63,670
ATN International, Inc.	63	2,952
Consolidated Communications Holdings, Inc.*	425	2,439
EchoStar Corp., Class A*	218	4,013
Frontier Communications Parent, Inc.*	1,217	31,350
Globalstar, Inc.*(b)	3,891	7,782
IDT Corp., Class B*	102	2,608
Iridium Communications, Inc.*	748	33,204
Liberty Global plc, Class A*	1,023	20,665
Liberty Global plc, Class C*	1,739	37,058
Liberty Latin America Ltd., Class A*	228	1,596
Liberty Latin America Ltd., Class C*	892	6,217
Lumen Technologies, Inc.	5,433	54,113
Radius Global Infrastructure, Inc.*	417	5,742
Verizon Communications, Inc.	7,397	309,269
		587,220
Household Durables - 3.8%
Garmin Ltd.	738	65,306

Wireless Telecommunication Services - 5.7%
Shenandoah Telecommunications Co.	292	6,508
Telephone and Data Systems, Inc.	577	9,388
T-Mobile US, Inc.*	565	81,337
United States Cellular Corp.*	86	2,459
		99,692
TOTAL COMMON STOCKS (Cost $1,651,224)		1,606,142

SECURITIES LENDING REINVESTMENTS(c) - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $16,578)	16,578	16,578

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.9%

REPURCHASE AGREEMENTS(d) - 20.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $365,570
(Cost $365,547)	365,547	365,547

Total Investments - 113.8% (Cost $2,033,349)		1,988,267
Liabilities in excess of other assets - (13.8%)		(240,834)
Net Assets - 100.0%		1,747,433

Ultra Telecommunications Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $819,651.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $16,102, collateralized in the form of cash with a value of $16,578 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $16,578.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
210,354	5/8/2023	Bank of America NA	2.63%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(68,465)
332,494	4/10/2023	Citibank NA	2.63%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(68,050)
488,563	3/7/2023	Goldman Sachs International	2.93%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(147,023)
71,249	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(3,357)
340,976	3/7/2023	Societe Generale	2.78%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(97,075)
452,939	3/7/2023	UBS AG	2.68%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(106,777)
1,896,575					(490,747)
				Total Unrealized Depreciation	(490,747)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.9%

Electric Utilities - 49.7%
ALLETE, Inc.	780	46,160
Alliant Energy Corp.	3,432	209,489
American Electric Power Co., Inc.	7,026	704,005
Avangrid, Inc.	952	47,029
Constellation Energy Corp.	4,472	364,870
Duke Energy Corp.	10,535	1,126,297
Edison International	5,217	353,556
Entergy Corp.	2,783	320,880
Evergy, Inc.	3,141	215,253
Eversource Energy	4,720	423,337
Exelon Corp.	13,416	589,097
FirstEnergy Corp.	7,814	309,044
Hawaiian Electric Industries, Inc.	1,498	58,602
IDACORP, Inc.	692	75,594
NextEra Energy, Inc.	26,879	2,286,328
NRG Energy, Inc.	3,247	134,036
PG&E Corp.*	20,672	254,886
Pinnacle West Capital Corp.	1,546	116,491
PNM Resources, Inc.	1,175	55,730
Portland General Electric Co.	1,221	63,089
PPL Corp.	10,070	292,836
Southern Co. (The)	14,548	1,121,214
Xcel Energy, Inc.	7,452	553,311
		9,721,134
Gas Utilities - 3.3%
Atmos Energy Corp.	1,902	215,649
National Fuel Gas Co.	1,252	89,230
New Jersey Resources Corp.	1,316	58,088
ONE Gas, Inc.	740	57,920
Southwest Gas Holdings, Inc.	915	71,233
Spire, Inc.	713	49,831
UGI Corp.	2,874	113,523
		655,474
Independent Power and Renewable Electricity Producers - 2.2%
AES Corp. (The)	9,141	232,638
Clearway Energy, Inc., Class A	474	16,344
Clearway Energy, Inc., Class C(b)	1,121	41,589
Vistra Corp.	5,910	146,272
		436,843
Multi-Utilities - 23.0%
Ameren Corp.	3,534	327,319
Avista Corp.	992	40,305
Black Hills Corp.	887	66,951
CenterPoint Energy, Inc.	8,615	271,631
CMS Energy Corp.	3,971	268,201
Consolidated Edison, Inc.	4,849	473,941
Dominion Energy, Inc.	11,098	907,816
DTE Energy Co.	2,652	345,662
NiSource, Inc.	5,554	163,899
NorthWestern Corp.	741	39,258
Public Service Enterprise Group, Inc.	6,833	439,772
Sempra Energy	4,301	709,536
WEC Energy Group, Inc.	4,317	445,255
		4,499,546
Water Utilities - 2.7%
American Water Works Co., Inc.	2,489	369,492
Essential Utilities, Inc.	3,151	154,872
		524,364
TOTAL COMMON STOCKS (Cost $14,675,046)		15,837,361

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 11.9%

REPURCHASE AGREEMENTS(c) - 11.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $2,321,901
(Cost $2,321,759)	2,321,759	2,321,759

Total Investments - 92.8% (Cost $16,996,805)		18,159,120
Other assets less liabilities - 7.2%		1,416,575
Net Assets - 100.0%		19,575,695

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,372,183.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $37,397, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $38,746.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Utilities Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
10,861,703	11/7/2022	Bank of America NA	2.53%	Dow Jones U.S. UtilitiesSM Index[c]	572,825
810,172	11/7/2022	Morgan Stanley & Co. International plc	2.93%	Dow Jones U.S. UtilitiesSM Index[c]	146,274
5,554,218	4/10/2023	Societe Generale	2.88%	Dow Jones U.S. UtilitiesSM Index[c]	323,288
6,085,951	11/6/2023	UBS AG	2.68%	Dow Jones U.S. UtilitiesSM Index[c]	113,395
23,312,044					1,155,782
				Total Unrealized Appreciation	1,155,782

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.3%

Aerospace & Defense - 2.6%
Boeing Co. (The)*	89,100	14,278,275

Banks - 1.8%
JPMorgan Chase & Co.	89,101	10,133,457

Beverages - 1.0%
Coca-Cola Co. (The)	89,107	5,498,793

Biotechnology - 3.9%
Amgen, Inc.	89,103	21,411,451

Capital Markets - 5.4%
Goldman Sachs Group, Inc. (The)	89,103	29,641,895

Chemicals - 0.8%
Dow, Inc.	89,107	4,544,457

Communications Equipment - 0.7%
Cisco Systems, Inc.	89,106	3,984,820

Consumer Finance - 2.5%
American Express Co.	89,104	13,543,808

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	89,106	3,725,522

Entertainment - 1.8%
Walt Disney Co. (The)*	89,102	9,986,552

Food & Staples Retailing - 2.7%
Walgreens Boots Alliance, Inc.	89,101	3,123,881
Walmart, Inc.	89,109	11,811,398
		14,935,279
Health Care Providers & Services - 8.4%
UnitedHealth Group, Inc.	89,103	46,273,861

Hotels, Restaurants & Leisure - 4.1%
McDonald's Corp.	89,103	22,478,905

Household Products - 2.2%
Procter & Gamble Co. (The)	89,109	12,291,695

Industrial Conglomerates - 5.1%
3M Co.	89,102	11,079,834
Honeywell International, Inc.	89,186	16,887,369
		27,967,203
Insurance - 2.6%
Travelers Cos., Inc. (The)	89,105	14,402,932

IT Services - 5.3%
International Business Machines Corp.	89,104	11,445,409
Visa, Inc., Class A	89,103	17,705,657
		29,151,066
Machinery - 3.0%
Caterpillar, Inc.	89,104	16,458,400

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	89,109	14,084,569

Pharmaceuticals - 4.0%
Johnson & Johnson	89,145	14,382,654
Merck & Co., Inc.	89,105	7,606,003
		21,988,657
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	89,106	2,844,263

Software - 6.7%
Microsoft Corp.	89,103	23,297,762
Salesforce, Inc.*	89,101	13,910,448
		37,208,210
Specialty Retail - 4.7%
Home Depot, Inc. (The)	89,132	25,707,451

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	89,107	14,009,403

Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	89,105	9,485,227

TOTAL COMMON STOCKS (Cost $505,766,348)		426,036,151

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 33.2%

REPURCHASE AGREEMENTS(b) - 33.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $183,390,454
(Cost $183,379,244)	183,379,244	183,379,244

Total Investments - 110.5% (Cost $689,145,592)		609,415,395
Liabilities in excess of other assets - (10.5%)		(57,780,971)
Net Assets - 100.0%		551,634,424

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $325,676,002.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Dow30SM Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	27	9/16/2022	USD	$4,256,820	$216,480

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
109,372,703	5/8/2023	Bank of America NA	2.73%	Dow Jones Industrial AverageSM	(37,756,630)
61,917,995	11/6/2023	Barclays Capital	2.93%	Dow Jones Industrial AverageSM	(1,408,370)
269,036,051	5/8/2023	BNP Paribas SA	2.93%	Dow Jones Industrial AverageSM	(30,847,677)
85,550,818	11/7/2022	Citibank NA	2.99%	Dow Jones Industrial AverageSM	26,986,379
152,258,398	11/6/2023	Morgan Stanley & Co. International plc	2.88%	Dow Jones Industrial AverageSM	(20,746,033)
332,277,484	4/10/2023	Societe Generale	2.73%	Dow Jones Industrial AverageSM	(572,283)
214,586,028	3/7/2023	UBS AG	2.83%	Dow Jones Industrial AverageSM	(50,237,048)
1,224,999,477					(114,581,662)
				Total Unrealized Appreciation	26,986,379
				Total Unrealized Depreciation	(141,568,041)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 71.5%

Aerospace & Defense - 0.9%
Axon Enterprise, Inc.*	649	75,725
Curtiss-Wright Corp.	353	51,958
Hexcel Corp.	768	45,058
Mercury Systems, Inc.*	528	25,413
Woodward, Inc.	557	51,840
		249,994
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	931	41,318

Airlines - 0.1%
JetBlue Airways Corp.*	2,929	22,817

Auto Components - 1.1%
Adient plc*	865	28,718
Dana, Inc.	1,310	20,266
Fox Factory Holding Corp.*	387	36,072
Gentex Corp.	2,145	58,537
Goodyear Tire & Rubber Co. (The)*	2,582	36,226
Lear Corp.	544	75,420
Visteon Corp.*	258	30,916
		286,155
Automobiles - 0.3%
Harley-Davidson, Inc.	1,349	52,031
Thor Industries, Inc.	503	40,748
		92,779
Banks - 5.1%
Associated Banc-Corp.	1,370	27,455
Bank of Hawaii Corp.(b)	367	28,633
Bank OZK	1,033	41,867
Cadence Bank	1,678	42,755
Cathay General Bancorp	688	28,855
Commerce Bancshares, Inc.	1,005	69,114
Cullen/Frost Bankers, Inc.	523	67,969
East West Bancorp, Inc.	1,298	93,677
First Financial Bankshares, Inc.(b)	1,171	49,779
First Horizon Corp.	4,885	110,499
FNB Corp.	3,085	36,773
Fulton Financial Corp.	1,472	23,891
Glacier Bancorp, Inc.	992	50,275
Hancock Whitney Corp.	789	38,053
Home BancShares, Inc.	1,729	40,683
International Bancshares Corp.	488	20,364
Old National Bancorp	2,679	44,713
PacWest Bancorp	1,072	28,226
Pinnacle Financial Partners, Inc.	699	56,416
Prosperity Bancshares, Inc.	843	59,752
Synovus Financial Corp.	1,327	53,292
Texas Capital Bancshares, Inc.*	463	27,331
UMB Financial Corp.	394	35,251
Umpqua Holdings Corp.	1,986	35,232
United Bankshares, Inc.	1,239	45,967
Valley National Bancorp	3,840	44,621
Washington Federal, Inc.	599	19,174
Webster Financial Corp.	1,626	76,503
Wintrust Financial Corp.	551	46,471
		1,343,591
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	88	29,663
Celsius Holdings, Inc.*	316	32,703
Coca-Cola Consolidated, Inc.	42	19,922
		82,288
Biotechnology - 1.2%
Arrowhead Pharmaceuticals, Inc.*	964	38,280
Exelixis, Inc.*	2,932	52,014
Halozyme Therapeutics, Inc.*	1,263	51,442
Neurocrine Biosciences, Inc.*	872	91,237
United Therapeutics Corp.*	413	93,594
		326,567
Building Products - 1.7%
Builders FirstSource, Inc.*	1,580	92,604
Carlisle Cos., Inc.	471	139,256
Lennox International, Inc.	301	72,276
Owens Corning	888	72,576
Simpson Manufacturing Co., Inc.	394	36,500
Trex Co., Inc.*	1,034	48,381
		461,593
Capital Markets - 1.4%
Affiliated Managers Group, Inc.	355	45,213
Evercore, Inc., Class A	371	34,759
Federated Hermes, Inc., Class B	836	28,474
Interactive Brokers Group, Inc., Class A	799	49,210
Janus Henderson Group plc	1,534	35,896
Jefferies Financial Group, Inc.	1,751	56,190
SEI Investments Co.	954	52,184
Stifel Financial Corp.	972	57,649
		359,575
Chemicals - 1.9%
Ashland, Inc.	463	47,115
Avient Corp.	835	36,598
Cabot Corp.	519	37,352
Chemours Co. (The)	1,422	47,964
Ingevity Corp.*	355	24,900
Minerals Technologies, Inc.	301	17,536
NewMarket Corp.	62	17,807
Olin Corp.	1,267	69,254
RPM International, Inc.	1,187	110,581
Scotts Miracle-Gro Co. (The)	370	24,772
Sensient Technologies Corp.	387	30,832
Valvoline, Inc.	1,630	47,384
		512,095
Commercial Services & Supplies - 1.1%
Brink's Co. (The)	429	23,715
Clean Harbors, Inc.*	459	53,896
IAA, Inc.*	1,226	45,681
MillerKnoll, Inc.	694	19,210
MSA Safety, Inc.	334	39,699
Stericycle, Inc.*	841	42,126
Tetra Tech, Inc.	492	66,818
		291,145
Communications Equipment - 0.7%
Calix, Inc.*	506	29,778
Ciena Corp.*	1,390	70,529
Lumentum Holdings, Inc.*(b)	629	52,553
Viasat, Inc.*	683	25,940
		178,800
Construction & Engineering - 1.4%
AECOM	1,292	94,510

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Dycom Industries, Inc.*	272	30,497
EMCOR Group, Inc.	468	55,655
Fluor Corp.*(b)	1,298	34,319
MasTec, Inc.*	523	42,101
MDU Resources Group, Inc.	1,860	56,079
Valmont Industries, Inc.	194	53,703
		366,864
Construction Materials - 0.2%
Eagle Materials, Inc.	362	43,302

Consumer Finance - 0.4%
Bread Financial Holdings, Inc.	456	17,524
FirstCash Holdings, Inc.	360	28,066
Navient Corp.	1,352	20,807
SLM Corp.	2,462	37,619
		104,016
Containers & Packaging - 0.6%
AptarGroup, Inc.	600	61,686
Greif, Inc., Class A	241	16,159
Silgan Holdings, Inc.	768	34,982
Sonoco Products Co.	891	56,151
		168,978
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	36	20,356
Grand Canyon Education, Inc.*	296	24,088
H&R Block, Inc.	1,460	65,700
Service Corp. International	1,451	89,541
		199,685
Diversified Financial Services - 0.2%
Voya Financial, Inc.	932	57,346

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	1,169	51,892

Electric Utilities - 1.0%
ALLETE, Inc.	523	30,951
Hawaiian Electric Industries, Inc.	1,001	39,159
IDACORP, Inc.	462	50,469
OGE Energy Corp.	1,828	74,107
PNM Resources, Inc.	786	37,280
Portland General Electric Co.	817	42,215
		274,181
Electrical Equipment - 1.5%
Acuity Brands, Inc.	316	51,802
EnerSys	375	23,389
Hubbell, Inc.	491	101,293
nVent Electric plc	1,521	50,132
Regal Rexnord Corp.	609	83,792
Sunrun, Inc.*	1,922	63,484
Vicor Corp.*	197	14,015
		387,907
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.*	602	63,096
Avnet, Inc.	892	39,150
Belden, Inc.	405	26,519
Cognex Corp.	1,590	66,955
II-VI, Inc.*	1,178	55,637
IPG Photonics Corp.*	317	28,717
Jabil, Inc.	1,291	77,847
Littelfuse, Inc.	229	54,323
National Instruments Corp.	1,198	47,632
Novanta, Inc.*	327	43,717
TD SYNNEX Corp.	375	36,105
Vishay Intertechnology, Inc.	1,204	23,683
Vontier Corp.	1,472	32,266
		595,647
Energy Equipment & Services - 0.4%
ChampionX Corp.	1,860	40,566
NOV, Inc.	3,588	63,400
		103,966
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	395	26,864

Equity Real Estate Investment Trusts (REITs) - 5.8%
Apartment Income REIT Corp.	1,436	58,661
Brixmor Property Group, Inc.	2,740	58,855
Corporate Office Properties Trust	1,027	26,538
Cousins Properties, Inc.	1,360	36,516
Douglas Emmett, Inc.	1,605	31,330
EastGroup Properties, Inc.	381	62,877
EPR Properties	686	29,834
First Industrial Realty Trust, Inc.	1,206	61,120
Healthcare Realty Trust, Inc.	3,482	84,682
Highwoods Properties, Inc.	963	29,285
Hudson Pacific Properties, Inc.	1,321	17,450
Independence Realty Trust, Inc.	2,020	39,289
JBG SMITH Properties	994	21,838
Kilroy Realty Corp.	960	46,819
Kite Realty Group Trust	2,000	38,720
Lamar Advertising Co., Class A	794	74,549
Life Storage, Inc.	769	97,855
Macerich Co. (The)	1,961	18,767
Medical Properties Trust, Inc.	5,484	80,121
National Retail Properties, Inc.	1,606	72,109
National Storage Affiliates Trust	768	38,799
Omega Healthcare Investors, Inc.	2,150	70,219
Park Hotels & Resorts, Inc.	2,130	29,820
Pebblebrook Hotel Trust	1,200	21,144
Physicians Realty Trust	2,062	34,353
PotlatchDeltic Corp.	635	29,477
Rayonier, Inc.	1,335	47,419
Rexford Industrial Realty, Inc.	1,506	93,688
Sabra Health Care REIT, Inc.	2,112	31,617
SL Green Realty Corp.	589	26,012
Spirit Realty Capital, Inc.	1,227	50,123
STORE Capital Corp.	2,307	62,243
		1,522,129
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc.*	1,231	91,697
Casey's General Stores, Inc.	338	72,254
Grocery Outlet Holding Corp.*	802	32,176
Performance Food Group Co.*	1,417	70,822
Sprouts Farmers Market, Inc.*	1,002	28,958
		295,907
Food Products - 1.2%
Darling Ingredients, Inc.*	1,479	112,493
Flowers Foods, Inc.	1,823	49,768
Hain Celestial Group, Inc. (The)*	822	16,653
Ingredion, Inc.	602	52,416
Lancaster Colony Corp.	180	30,339
Pilgrim's Pride Corp.*	440	12,527
Post Holdings, Inc.*	509	45,179
		319,375

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - 1.1%
National Fuel Gas Co.	835	59,510
New Jersey Resources Corp.	878	38,755
ONE Gas, Inc.	492	38,509
Southwest Gas Holdings, Inc.	609	47,411
Spire, Inc.	474	33,128
UGI Corp.	1,922	75,919
		293,232
Health Care Equipment & Supplies - 2.5%
Enovis Corp.*	429	21,730
Envista Holdings Corp.*	1,486	55,116
Globus Medical, Inc., Class A*	725	42,913
Haemonetics Corp.*	468	35,114
ICU Medical, Inc.*	186	29,574
Inari Medical, Inc.*	310	21,499
Integra LifeSciences Holdings Corp.*	655	31,250
LivaNova plc*	489	27,506
Masimo Corp.*	466	68,451
Neogen Corp.*(b)	986	20,607
NuVasive, Inc.*	474	20,150
Omnicell, Inc.*	404	41,325
Penumbra, Inc.*	326	53,519
QuidelOrtho Corp.*	460	36,460
Shockwave Medical, Inc.*	327	97,073
STAAR Surgical Co.*	435	41,147
Tandem Diabetes Care, Inc.*	583	26,666
		670,100
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.*	827	67,756
Amedisys, Inc.*	297	35,180
Chemed Corp.	135	64,286
Encompass Health Corp.	915	44,442
HealthEquity, Inc.*	769	50,815
LHC Group, Inc.*	285	46,019
Option Care Health, Inc.*	1,365	42,260
Patterson Cos., Inc.	792	22,089
Progyny, Inc.*	648	26,056
R1 RCM, Inc.*	1,227	26,810
Tenet Healthcare Corp.*	986	55,709
		481,422
Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp.	733	39,897
Choice Hotels International, Inc.	300	34,413
Churchill Downs, Inc.	311	61,295
Cracker Barrel Old Country Store, Inc.	211	22,775
Light & Wonder, Inc.*	872	42,929
Marriott Vacations Worldwide Corp.	375	53,408
Papa John's International, Inc.	292	23,602
Texas Roadhouse, Inc.	623	55,297
Travel + Leisure Co.	782	33,157
Wendy's Co. (The)	1,566	30,036
Wingstop, Inc.	273	31,084
Wyndham Hotels & Resorts, Inc.	841	54,951
		482,844
Household Durables - 1.0%
Helen of Troy Ltd.*	220	27,198
KB Home	792	22,691
Leggett & Platt, Inc.	1,222	46,705
Taylor Morrison Home Corp., Class A*	1,094	27,470
Tempur Sealy International, Inc.	1,601	40,041
Toll Brothers, Inc.	1,006	44,053
TopBuild Corp.*	297	54,577
		262,735
Household Products - 0.1%
Energizer Holdings, Inc.	599	16,832

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	410	38,327

Insurance - 3.0%
Alleghany Corp.*	124	104,306
American Financial Group, Inc.	607	77,502
Brighthouse Financial, Inc.*	686	32,619
CNO Financial Group, Inc.	1,060	19,515
First American Financial Corp.	985	52,697
Hanover Insurance Group, Inc. (The)	327	42,311
Kemper Corp.	550	25,300
Kinsale Capital Group, Inc.	197	49,955
Mercury General Corp.	240	7,656
Old Republic International Corp.	2,621	57,243
Primerica, Inc.	353	44,743
Reinsurance Group of America, Inc.	609	76,344
RenaissanceRe Holdings Ltd.	404	54,645
RLI Corp.	366	40,172
Selective Insurance Group, Inc.	552	43,840
Unum Group	1,837	69,530
		798,378
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	918	21,849
Ziff Davis, Inc.*	433	33,462
		55,311
IT Services - 1.3%
Concentrix Corp.	394	49,557
Euronet Worldwide, Inc.*	462	40,961
Genpact Ltd.	1,557	73,148
Kyndryl Holdings, Inc.*	1,644	17,130
Maximus, Inc.	562	34,052
Sabre Corp.*	2,981	21,433
Western Union Co. (The)	3,526	52,255
WEX, Inc.*	410	63,243
		351,779
Leisure Products - 0.9%
Brunswick Corp.	693	51,774
Callaway Golf Co.*	1,064	23,546
Mattel, Inc.*	3,222	71,271
Polaris, Inc.	509	57,655
YETI Holdings, Inc.*	788	29,069
		233,315
Life Sciences Tools & Services - 1.1%
Azenta, Inc.	687	36,212
Bruker Corp.	915	51,240
Medpace Holdings, Inc.*	245	36,164
Repligen Corp.*	470	103,104
Sotera Health Co.*	903	15,270
Syneos Health, Inc.*	936	56,263
		298,253
Machinery - 3.1%
AGCO Corp.	561	60,986
Chart Industries, Inc.*	327	63,392
Crane Holdings Co.	434	40,952

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Donaldson Co., Inc.	1,128	57,923
Esab Corp.	420	17,258
Flowserve Corp.	1,194	36,381
Graco, Inc.	1,548	98,824
ITT, Inc.	763	55,340
Kennametal, Inc.	756	17,721
Lincoln Electric Holdings, Inc.	531	72,583
Middleby Corp. (The)*	498	71,622
Oshkosh Corp.	601	47,936
Terex Corp.	633	21,028
Timken Co. (The)	619	38,991
Toro Co. (The)	959	79,530
Watts Water Technologies, Inc., Class A	253	35,046
		815,513
Marine - 0.1%
Kirby Corp.*	552	37,017

Media - 0.6%
Cable One, Inc.	44	49,940
John Wiley & Sons, Inc., Class A	398	18,320
New York Times Co. (The), Class A	1,523	46,436
TEGNA, Inc.	2,024	43,314
		158,010
Metals & Mining - 2.2%
Alcoa Corp.	1,686	83,423
Cleveland-Cliffs, Inc.*	4,365	75,384
Commercial Metals Co.	1,108	44,885
MP Materials Corp.*	683	23,898
Reliance Steel & Aluminum Co.	568	106,773
Royal Gold, Inc.	600	55,140
Steel Dynamics, Inc.	1,636	132,058
United States Steel Corp.	2,382	54,476
Worthington Industries, Inc.	294	14,991
		591,028
Multiline Retail - 0.5%
Kohl's Corp.	1,174	33,365
Macy's, Inc.	2,606	45,136
Nordstrom, Inc.	1,021	17,469
Ollie's Bargain Outlet Holdings, Inc.*	531	29,370
		125,340
Multi-Utilities - 0.3%
Black Hills Corp.	591	44,609
NorthWestern Corp.	494	26,172
		70,781
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Corp.(b)	2,974	29,948
CNX Resources Corp.*	1,781	31,470
DT Midstream, Inc.	886	48,916
EQT Corp.	2,701	129,108
Equitrans Midstream Corp.	3,715	34,438
HF Sinclair Corp.	1,366	71,893
Matador Resources Co.	1,017	60,613
Murphy Oil Corp.	1,334	51,986
PDC Energy, Inc.	871	59,150
Range Resources Corp.*	2,364	77,681
Southwestern Energy Co.*	10,203	76,420
Targa Resources Corp.	2,085	142,260
		813,883
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	753	40,835

Personal Products - 0.3%
BellRing Brands, Inc.*	1,126	26,675
Coty, Inc., Class A*	3,144	23,612
Nu Skin Enterprises, Inc., Class A	460	18,832
		69,119
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	569	88,320
Perrigo Co. plc	1,229	45,989
		134,309
Professional Services - 1.3%
ASGN, Inc.*	468	45,256
CACI International, Inc., Class A*	212	59,544
FTI Consulting, Inc.*	314	50,428
Insperity, Inc.	327	35,649
KBR, Inc.	1,272	61,438
ManpowerGroup, Inc.	483	35,414
Science Applications International Corp.	509	46,355
		334,084
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	445	76,985

Road & Rail - 1.3%
Avis Budget Group, Inc.*	312	52,223
Knight-Swift Transportation Holdings, Inc.	1,495	75,512
Landstar System, Inc.	338	49,561
Ryder System, Inc.	468	35,774
Saia, Inc.*	239	49,432
Werner Enterprises, Inc.	539	21,447
XPO Logistics, Inc.*	904	47,388
		331,337
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc.	919	18,500
Cirrus Logic, Inc.*	525	40,262
First Solar, Inc.*	905	115,433
Lattice Semiconductor Corp.*	1,260	67,914
MACOM Technology Solutions Holdings, Inc.*	445	24,542
MKS Instruments, Inc.	509	50,702
Power Integrations, Inc.	531	37,982
Semtech Corp.*	579	26,744
Silicon Laboratories, Inc.*	334	41,860
SiTime Corp.*	142	15,110
SunPower Corp.*	761	18,264
Synaptics, Inc.*	362	41,851
Universal Display Corp.	395	44,133
Wolfspeed, Inc.*(b)	1,129	128,080
		671,377
Software - 2.0%
ACI Worldwide, Inc.*	1,049	24,861
Aspen Technology, Inc.*	257	54,124
Blackbaud, Inc.*	418	21,862
CommVault Systems, Inc.*	407	22,096
Envestnet, Inc.*	503	26,342
Fair Isaac Corp.*	236	106,059
Manhattan Associates, Inc.*	578	81,648
NCR Corp.*	1,250	38,813
Paylocity Holding Corp.*	365	87,965
Qualys, Inc.*	307	46,633

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Teradata Corp.*	959	31,551
		541,954
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	1,406	15,832
AutoNation, Inc.*	327	40,744
Dick's Sporting Goods, Inc.	531	56,482
Five Below, Inc.*	506	64,707
Foot Locker, Inc.	764	28,146
GameStop Corp., Class A*(b)	2,260	64,726
Gap, Inc. (The)	1,923	17,576
Lithia Motors, Inc., Class A	265	70,342
Murphy USA, Inc.	205	59,485
RH*	161	41,202
Victoria's Secret & Co.*	620	20,733
Williams-Sonoma, Inc.	639	95,051
		575,026
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	1,090	18,116

Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd.*	1,351	63,740
Carter's, Inc.	369	27,251
Columbia Sportswear Co.	306	21,799
Crocs, Inc.*	563	41,493
Deckers Outdoor Corp.*	252	81,036
Hanesbrands, Inc.	3,189	27,776
Skechers USA, Inc., Class A*	1,231	46,532
Under Armour, Inc., Class A*	1,724	14,516
Under Armour, Inc., Class C*	1,853	14,064
		338,207
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	983	39,310
MGIC Investment Corp.	2,828	40,412
New York Community Bancorp, Inc.	4,272	41,823
		121,545
Trading Companies & Distributors - 0.7%
GATX Corp.	327	31,591
MSC Industrial Direct Co., Inc., Class A	431	34,140
Univar Solutions, Inc.*	1,549	39,066
Watsco, Inc.(b)	304	82,697
		187,494
Water Utilities - 0.4%
Essential Utilities, Inc.	2,103	103,362

TOTAL COMMON STOCKS (Cost $21,478,479)		18,904,626

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $47,483)	47,483	47,483

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 28.7%

REPURCHASE AGREEMENTS(d) - 28.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $7,591,058
(Cost $7,590,596)	7,590,596	7,590,596

Total Investments - 100.4% (Cost $29,116,558)		26,542,705
Liabilities in excess of other assets - (0.4%)		(103,624)
Net Assets - 100.0%		26,439,081

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,759,004.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $214,067, collateralized in the form of cash with a value of $47,483 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $174,774 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.75%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $222,257.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $47,483.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	10	9/16/2022	USD	$2,430,300	$(6,911)

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
4,407,493	5/8/2023	Bank of America NA	2.73%	S&P MidCap 400®	(3,179,141)
4,653,030	5/8/2023	BNP Paribas SA	2.78%	S&P MidCap 400®	(1,545,160)
8,839,298	4/10/2023	Citibank NA	2.73%	S&P MidCap 400®	(675,358)
697,711	4/10/2023	Credit Suisse International	2.83%	S&P MidCap 400®	(135,390)
8,446,722	3/7/2023	Goldman Sachs International	2.83%	S&P MidCap 400®	(1,589,468)
10,944,587	11/7/2022	Morgan Stanley & Co. International plc	2.88%	S&P MidCap 400®	(4,092,298)
15,108,976	3/7/2023	Societe Generale	2.60%	S&P MidCap 400®	(4,542,786)
4,862,100	3/7/2023	UBS AG	2.68%	S&P MidCap 400®	(1,831,273)
57,959,917					(17,590,874)
				Total Unrealized Depreciation	(17,590,874)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro QQQ

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 62.7%

Automobiles - 3.0%
Lucid Group, Inc.*(b)	1,126,724	17,283,946
Tesla, Inc.*	1,266,352	349,019,275
		366,303,221
Beverages - 1.9%
Keurig Dr Pepper, Inc.	958,797	36,549,342
Monster Beverage Corp.*	358,041	31,804,782
PepsiCo, Inc.	934,481	160,983,042
		229,337,166
Biotechnology - 2.5%
Amgen, Inc.	360,960	86,738,688
Biogen, Inc.*	98,889	19,320,933
Gilead Sciences, Inc.	848,239	53,837,729
Moderna, Inc.*	268,661	35,535,790
Regeneron Pharmaceuticals, Inc.*	72,983	42,407,502
Seagen, Inc.*	124,193	19,161,738
Vertex Pharmaceuticals, Inc.*	172,722	48,666,151
		305,668,531
Commercial Services & Supplies - 0.4%
Cintas Corp.	69,201	28,153,735
Copart, Inc.*	160,808	19,240,677
		47,394,412
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,799,784	125,206,340

Electric Utilities - 0.9%
American Electric Power Co., Inc.	347,316	34,801,063
Constellation Energy Corp.	220,911	18,024,098
Exelon Corp.	662,714	29,099,772
Xcel Energy, Inc.	368,261	27,343,379
		109,268,312
Entertainment - 1.2%
Activision Blizzard, Inc.	528,329	41,468,543
Electronic Arts, Inc.	189,226	24,007,103
NetEase, Inc., ADR	122,746	10,864,248
Netflix, Inc.*	300,311	67,137,527
		143,477,421
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	299,460	156,348,066
Walgreens Boots Alliance, Inc.	583,736	20,465,784
		176,813,850
Food Products - 0.7%
Kraft Heinz Co. (The)	827,487	30,948,014
Mondelez International, Inc., Class A	935,390	57,863,225
		88,811,239
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc.*	53,316	12,993,109
Dexcom, Inc.*	265,204	21,802,421
IDEXX Laboratories, Inc.*	56,890	19,776,102
Intuitive Surgical, Inc.*	242,619	49,916,433
		104,488,065
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc., Class A*	258,660	29,259,619
Booking Holdings, Inc.*	27,638	51,843,637
Marriott International, Inc., Class A	221,350	34,030,349
Starbucks Corp.	774,686	65,127,852
		180,261,457
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	460,324	87,162,349

Interactive Media & Services - 6.6%
Alphabet, Inc., Class A*	2,448,970	265,027,533
Alphabet, Inc., Class C*	2,550,721	278,411,197
Baidu, Inc., ADR*	145,943	21,011,414
Match Group, Inc.*	193,012	10,910,968
Meta Platforms, Inc., Class A*	1,399,848	228,077,235
		803,438,347
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc.*	4,146,239	525,618,718
eBay, Inc.	378,472	16,701,969
JD.com, Inc., ADR	342,340	21,735,167
MercadoLibre, Inc.*	33,901	28,997,560
Pinduoduo, Inc., ADR*	299,511	21,355,134
		614,408,548
IT Services - 2.1%
Automatic Data Processing, Inc.	282,286	68,993,521
Cognizant Technology Solutions Corp., Class A	352,439	22,263,572
Fiserv, Inc.*	436,852	44,205,054
Okta, Inc.*	102,147	9,336,236
Paychex, Inc.	244,072	30,103,841
PayPal Holdings, Inc.*	782,735	73,138,758
VeriSign, Inc.*	74,001	13,484,462
		261,525,444
Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	106,317	21,437,760

Machinery - 0.2%
PACCAR, Inc.	234,979	20,563,012

Media - 1.4%
Charter Communications, Inc., Class A*	113,483	46,826,490
Comcast Corp., Class A	3,021,327	109,341,824
Sirius XM Holdings, Inc.(b)	2,660,184	16,200,521
		172,368,835
Multiline Retail - 0.2%
Dollar Tree, Inc.*	151,842	20,601,923

Pharmaceuticals - 0.2%
AstraZeneca plc, ADR	390,703	24,372,053

Professional Services - 0.2%
Verisk Analytics, Inc.	106,857	19,999,356

Road & Rail - 0.5%
CSX Corp.	1,469,314	46,503,788
Old Dominion Freight Line, Inc.	76,617	20,794,620
		67,298,408
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc.*	1,095,723	92,994,011
Analog Devices, Inc.	351,328	53,236,732
Applied Materials, Inc.	588,103	55,322,849
ASML Holding NV (Registered), NYRS	58,068	28,449,836
Broadcom, Inc.	275,824	137,666,517
Intel Corp.	2,764,507	88,243,063
KLA Corp.	100,960	34,743,365
Lam Research Corp.	93,644	41,007,644
Marvell Technology, Inc.	574,639	26,904,598
Microchip Technology, Inc.	374,819	24,456,940
Micron Technology, Inc.	754,865	42,672,519
NVIDIA Corp.	1,433,818	216,420,489
NXP Semiconductors NV	177,604	29,230,066
QUALCOMM, Inc.	757,569	100,203,652

UltraPro QQQ

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Skyworks Solutions, Inc.	108,746	10,716,918
Texas Instruments, Inc.	623,211	102,960,689
		1,085,229,888
Software - 10.8%
Adobe, Inc.*	319,273	119,229,309
ANSYS, Inc.*	58,801	14,600,288
Atlassian Corp. plc, Class A*	96,674	23,942,283
Autodesk, Inc.*	147,188	29,693,707
Cadence Design Systems, Inc.*	186,279	32,369,702
Crowdstrike Holdings, Inc., Class A*	144,043	26,303,692
Datadog, Inc., Class A*	191,290	20,075,885
DocuSign, Inc.*	135,017	7,860,690
Fortinet, Inc.*	542,224	26,400,887
Intuit, Inc.	190,650	82,318,857
Microsoft Corp.	3,046,878	796,667,191
Palo Alto Networks, Inc.*	67,427	37,544,028
Splunk, Inc.*	108,728	9,788,782
Synopsys, Inc.*	103,392	35,775,700
Workday, Inc., Class A*	134,297	22,099,914
Zoom Video Communications, Inc., Class A*	170,094	13,675,558
Zscaler, Inc.*	95,368	15,186,400
		1,313,532,873
Specialty Retail - 0.4%
O'Reilly Automotive, Inc.*	44,307	30,887,296
Ross Stores, Inc.	237,622	20,499,650
		51,386,946
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	6,595,367	1,036,923,600

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	82,937	24,877,783

Trading Companies & Distributors - 0.2%
Fastenal Co.	389,157	19,586,272

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.*	847,191	121,961,616

TOTAL COMMON STOCKS (Cost $9,274,575,861)		7,643,705,027

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $26,935,033)	26,935,033	26,935,033

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.6%

REPURCHASE AGREEMENTS(d) - 9.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $1,121,429,175
(Cost $1,121,360,616)	1,121,360,616	1,121,360,616

U.S. TREASURY OBLIGATIONS - 79.4%
U.S. Treasury Bills
1.90%, 9/1/2022(e)	200,000,000	200,000,000
1.12%, 9/6/2022(e)	700,000,000	699,805,288
1.95%, 9/8/2022(e)	550,000,000	549,782,370
2.17%, 9/13/2022(e)	500,000,000	499,639,165
1.65%, 9/15/2022(e)	500,000,000	499,583,890
2.09%, 9/22/2022(e)	250,000,000	249,701,043
2.28%, 10/6/2022(e)	250,000,000	249,465,277
2.29%, 10/13/2022(e)	250,000,000	249,326,980
1.34%, 10/20/2022(e)	100,000,000	99,666,187
1.82%, 11/3/2022(e)	600,000,000	597,243,576
2.42%, 11/8/2022(e)	200,000,000	199,030,434
2.49%, 11/10/2022(e)	1,050,000,000	1,044,693,363
2.64%, 11/17/2022(e)	625,000,000	621,424,044
2.44%, 11/25/2022(e)	500,000,000	496,695,775
2.58%, 12/1/2022(e)	400,000,000	397,102,408
2.72%, 12/29/2022(e)	555,000,000	549,519,181
2.97%, 1/5/2023(e)	500,000,000	494,799,290
2.97%, 1/12/2023(e)	300,000,000	296,662,254
3.02%, 1/19/2023(e)	500,000,000	494,120,000
2.84%, 1/26/2023(e)	500,000,000	493,801,245
3.06%, 2/2/2023(e)	500,000,000	493,278,540
2.68%, 2/23/2023(e)	200,000,000	196,876,736
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,676,597,381)		9,672,217,046

TOTAL SHORT-TERM INVESTMENTS (Cost $10,797,957,997)		10,793,577,662
Total Investments - 151.5% (Cost $20,099,468,891)		18,464,217,722
Liabilities in excess of other assets - (51.5%)		(6,277,370,517)
Net Assets - 100.0%		12,186,847,205

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,666,363,618.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $32,073,990, collateralized in the form of cash with a value of $26,935,033 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,730,403 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $32,665,436.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $26,935,033.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of August 31, 2022.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

UltraPro QQQ

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	2,457	9/16/2022	USD	$603,697,185	$44,038,198

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,530,319,414	5/8/2023	Bank of America NA	2.93%	NASDAQ-100 Index®	(1,333,994,977)
4,157,199,251	4/17/2023	Barclays Capital	2.93%	NASDAQ-100 Index®	(339,206,516)
2,873,569,457	5/8/2023	BNP Paribas SA	2.98%	NASDAQ-100 Index®	(1,360,101,963)
3,027,571,161	2/6/2023	Citibank NA	2.99%	NASDAQ-100 Index®	(1,171,697,504)
2,156,833,816	11/7/2022	Credit Suisse International	2.93%	NASDAQ-100 Index®	(207,905,769)
2,266,582,581	4/8/2024	Goldman Sachs International	3.03%	NASDAQ-100 Index®	(18,265,686)
1,857,936,254	5/8/2023	J.P. Morgan Securities	2.73%	NASDAQ-100 Index®	(1,043,106,311)
2,193,122,209	4/8/2024	Morgan Stanley & Co. International plc	2.88%	NASDAQ-100 Index®	82,445,989
2,691,121,187	11/6/2023	Societe Generale	3.18%	NASDAQ-100 Index®	(229,207,261)
3,561,060,849	11/7/2022	UBS AG	3.13%	NASDAQ-100 Index®	(1,348,502,500)
28,315,316,179					(6,969,542,498)
				Total Unrealized Appreciation	82,445,989
				Total Unrealized Depreciation	(7,051,988,487)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 70.8%

Aerospace & Defense - 0.6%
AAR Corp.*	2,221	95,236
Aerojet Rocketdyne Holdings, Inc.*	5,215	224,610
AeroVironment, Inc.*	1,527	135,369
AerSale Corp.*	1,043	20,109
Archer Aviation, Inc., Class A*	8,179	28,954
Astra Space, Inc.*(b)	9,453	8,062
Astronics Corp.*	1,662	15,307
Cadre Holdings, Inc.	1,085	27,667
Ducommun, Inc.*	726	31,944
Kaman Corp.	1,840	58,365
Kratos Defense & Security Solutions, Inc.*	8,117	101,787
Maxar Technologies, Inc.	4,777	113,836
Momentus, Inc.*(b)	3,582	6,340
Moog, Inc., Class A	1,880	140,962
National Presto Industries, Inc.	337	22,990
Park Aerospace Corp.	1,288	14,825
Parsons Corp.*(b)	2,211	91,491
Redwire Corp.*	1,272	3,511
Rocket Lab USA, Inc.*	14,008	77,044
Terran Orbital Corp.*(b)	1,575	6,615
Triumph Group, Inc.*	4,208	54,662
V2X, Inc.*	757	26,238
Virgin Galactic Holdings, Inc.*(b)	14,994	88,615
		1,394,539
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	3,880	116,904
Atlas Air Worldwide Holdings, Inc.*	1,839	183,753
Forward Air Corp.	1,766	171,373
Hub Group, Inc., Class A*	2,207	176,141
Radiant Logistics, Inc.*	2,489	17,423
		665,594
Airlines - 0.3%
Allegiant Travel Co.*	1,019	98,333
Blade Air Mobility, Inc.*(b)	3,687	19,025
Frontier Group Holdings, Inc.*	2,452	31,631
Hawaiian Holdings, Inc.*	3,327	49,872
Joby Aviation, Inc.*(b)	16,499	87,445
SkyWest, Inc.*	3,279	69,810
Spirit Airlines, Inc.*	7,162	162,434
Sun Country Airlines Holdings, Inc.*	2,175	43,326
Wheels Up Experience, Inc.*	10,457	19,554
		581,430
Auto Components - 1.0%
Adient plc*	6,236	207,035
American Axle & Manufacturing Holdings, Inc.*	7,425	76,849
Dana, Inc.	8,482	131,217
Dorman Products, Inc.*	1,731	156,915
Fox Factory Holding Corp.*	2,788	259,869
Gentherm, Inc.*	2,176	130,342
Goodyear Tire & Rubber Co. (The)*	18,433	258,615
Holley, Inc.*(b)	3,378	19,153
LCI Industries	1,632	189,100
Luminar Technologies, Inc.*(b)	15,684	135,196
Modine Manufacturing Co.*	3,269	48,970
Motorcar Parts of America, Inc.*	1,228	18,248
Patrick Industries, Inc.	1,443	76,436
Solid Power, Inc.*(b)	3,729	24,537
Standard Motor Products, Inc.	1,351	49,582
Stoneridge, Inc.*	1,730	32,870
Tenneco, Inc., Class A*	5,422	102,259
Visteon Corp.*	1,828	219,049
XPEL, Inc.*(c)	1,414	96,901
		2,233,143
Automobiles - 0.1%
Canoo, Inc.*(b)	7,573	24,158
Cenntro Electric Group Ltd.*(b)	12,093	15,963
Faraday Future Intelligent Electric, Inc.*(b)	6,526	7,309
Fisker, Inc.*(b)	10,679	96,431
Lordstown Motors Corp.*(b)	10,488	22,444
Mullen Automotive, Inc.*	999	666
Winnebago Industries, Inc.	2,105	121,206
Workhorse Group, Inc.*(b)	9,636	30,161
		318,338
Banks - 6.8%
1st Source Corp.	1,060	50,021
ACNB Corp.(b)	555	19,736
Allegiance Bancshares, Inc.	1,274	53,967
Amalgamated Financial Corp.	925	20,813
Amerant Bancorp, Inc.	1,844	48,294
American National Bankshares, Inc.	682	22,458
Ameris Bancorp	4,347	202,918
Arrow Financial Corp.	904	29,027
Associated Banc-Corp.	9,804	196,472
Atlantic Union Bankshares Corp.	4,920	159,654
Banc of California, Inc.	3,613	60,987
BancFirst Corp.	1,292	139,355
Bancorp, Inc. (The)*	3,661	86,839
Bank First Corp.(b)	424	34,458
Bank of Marin Bancorp	1,029	31,796
Bank of NT Butterfield & Son Ltd. (The)	3,266	106,537
BankUnited, Inc.	5,367	198,847
Bankwell Financial Group, Inc.	370	11,662
Banner Corp.	2,246	136,467
Bar Harbor Bankshares	970	27,480
BayCom Corp.	845	15,725
BCB Bancorp, Inc.	944	16,992
Berkshire Hills Bancorp, Inc.	3,033	85,561
Blue Ridge Bankshares, Inc.	1,118	16,401
Brookline Bancorp, Inc.	4,987	62,188
Business First Bancshares, Inc.	1,390	32,790
Byline Bancorp, Inc.	1,615	35,223
Cadence Bank	12,042	306,830
Cambridge Bancorp	448	36,839
Camden National Corp.	945	42,742
Capital Bancorp, Inc.	590	14,614
Capital City Bank Group, Inc.	889	28,386
Capstar Financial Holdings, Inc.	1,336	26,920
Carter Bankshares, Inc.*	1,597	26,303
Cathay General Bancorp	4,731	198,418
CBTX, Inc.	1,208	35,998
Central Pacific Financial Corp.	1,778	38,743
Citizens & Northern Corp.	991	23,784
City Holding Co.(b)	967	82,205
Civista Bancshares, Inc.	957	20,241
CNB Financial Corp.	1,058	27,847

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Coastal Financial Corp.*	685	27,537
Colony Bankcorp, Inc.	1,076	15,193
Columbia Banking System, Inc.	5,177	155,051
Community Bank System, Inc.	3,508	229,353
Community Trust Bancorp, Inc.	1,030	43,518
ConnectOne Bancorp, Inc.	2,439	61,048
CrossFirst Bankshares, Inc.*	2,993	39,448
Customers Bancorp, Inc.*	2,037	70,664
CVB Financial Corp.(b)	8,882	233,064
Dime Community Bancshares, Inc.	2,191	68,491
Eagle Bancorp, Inc.	2,083	101,088
Eastern Bankshares, Inc.	10,566	204,980
Enterprise Bancorp, Inc.	612	19,694
Enterprise Financial Services Corp.	2,317	105,933
Equity Bancshares, Inc., Class A	1,010	31,542
Esquire Financial Holdings, Inc.	455	17,008
Farmers & Merchants Bancorp, Inc.(b)	795	22,705
Farmers National Banc Corp.	2,067	29,537
FB Financial Corp.	2,381	94,335
Financial Institutions, Inc.	993	25,848
First Bancorp	2,318	84,398
First Bancorp	12,882	184,213
First Bancorp, Inc. (The)	638	18,502
First Bancshares, Inc. (The)	1,294	38,691
First Bank	1,019	15,275
First Busey Corp.	3,391	77,993
First Business Financial Services, Inc.	526	17,505
First Commonwealth Financial Corp.	6,135	82,700
First Community Bankshares, Inc.	1,074	33,863
First Financial Bancorp	6,123	132,134
First Financial Bankshares, Inc.(b)	8,539	362,993
First Financial Corp.	752	34,968
First Foundation, Inc.	3,360	63,706
First Guaranty Bancshares, Inc.	398	8,867
First Internet Bancorp	596	21,855
First Interstate BancSystem, Inc., Class A	6,156	247,841
First Merchants Corp.	3,761	149,763
First Mid Bancshares, Inc.	1,224	43,268
First of Long Island Corp. (The)	1,464	26,952
First Western Financial, Inc.*	519	13,769
Five Star Bancorp	826	21,005
Flushing Financial Corp.	1,891	39,049
Fulton Financial Corp.	10,309	167,315
FVCBankcorp, Inc.*	784	15,100
German American Bancorp, Inc.	1,819	68,322
Glacier Bancorp, Inc.	7,303	370,116
Great Southern Bancorp, Inc.	631	37,090
Guaranty Bancshares, Inc.	542	18,780
Hancock Whitney Corp.	5,663	273,127
Hanmi Financial Corp.	1,988	49,143
HarborOne Bancorp, Inc.	2,996	40,865
HBT Financial, Inc.	667	12,059
Heartland Financial USA, Inc.	2,698	120,520
Heritage Commerce Corp.	3,860	43,579
Heritage Financial Corp.	2,272	59,049
Hilltop Holdings, Inc.	4,030	106,392
Home BancShares, Inc.	12,493	293,960
HomeStreet, Inc.	1,180	41,076
HomeTrust Bancshares, Inc.	957	22,222
Hope Bancorp, Inc.	7,615	110,189
Horizon Bancorp, Inc.	2,648	50,100
Independent Bank Corp.	3,067	239,931
Independent Bank Corp./MI	1,322	27,127
Independent Bank Group, Inc.	2,414	162,607
International Bancshares Corp.	3,573	149,101
John Marshall Bancorp, Inc.(b)	749	18,882
Lakeland Bancorp, Inc.	4,088	66,594
Lakeland Financial Corp.	1,612	121,448
Live Oak Bancshares, Inc.	2,150	77,916
Macatawa Bank Corp.	1,726	16,432
Mercantile Bank Corp.	1,011	33,444
Metrocity Bankshares, Inc.	1,227	24,528
Metropolitan Bank Holding Corp.*	676	48,395
Mid Penn Bancorp, Inc.	941	27,374
Midland States Bancorp, Inc.	1,390	34,875
MidWestOne Financial Group, Inc.	930	28,365
MVB Financial Corp.	673	21,523
National Bank Holdings Corp., Class A	1,920	77,050
NBT Bancorp, Inc.	2,747	106,529
Nicolet Bankshares, Inc.*	806	61,723
Northeast Bank	441	17,098
Northwest Bancshares, Inc.	7,983	112,321
OceanFirst Financial Corp.	3,813	74,125
OFG Bancorp	3,128	85,082
Old National Bancorp	19,268	321,583
Old Second Bancorp, Inc.	2,782	38,169
Origin Bancorp, Inc.	1,476	60,295
Orrstown Financial Services, Inc.	697	17,934
Pacific Premier Bancorp, Inc.	6,160	201,802
Park National Corp.	943	124,316
Parke Bancorp, Inc.	664	14,728
Pathward Financial, Inc.	1,905	62,789
PCB Bancorp	764	14,348
PCSB Financial Corp.	822	15,215
Peapack-Gladstone Financial Corp.	1,142	38,451
Peoples Bancorp, Inc.	1,828	54,639
Peoples Financial Services Corp.	460	22,393
Preferred Bank	901	61,124
Premier Financial Corp.	2,327	62,876
Primis Financial Corp.	1,455	19,075
Professional Holding Corp., Class A*	849	23,738
QCR Holdings, Inc.	1,088	60,765
RBB Bancorp	982	21,702
Red River Bancshares, Inc.	286	14,617
Renasant Corp.	3,596	119,891
Republic Bancorp, Inc., Class A	579	24,608
Republic First Bancorp, Inc.*	3,179	10,109
S&T Bancorp, Inc.	2,566	76,056
Sandy Spring Bancorp, Inc.	2,909	112,055
Seacoast Banking Corp. of Florida	3,975	128,472
ServisFirst Bancshares, Inc.	3,295	277,966
Shore Bancshares, Inc.	1,169	22,269
Sierra Bancorp	903	18,710
Silvergate Capital Corp., Class A*	2,060	187,707
Simmons First National Corp., Class A	8,221	193,933
SmartFinancial, Inc.	1,019	25,567
South Plains Financial, Inc.	667	18,096
Southern First Bancshares, Inc.*	498	21,469
Southside Bancshares, Inc.	2,009	75,699
SouthState Corp.	4,926	384,425
Stock Yards Bancorp, Inc.	1,880	124,569

UltraPro Russell2000 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Summit Financial Group, Inc.	740	21,105
Texas Capital Bancshares, Inc.*	3,341	197,219
Third Coast Bancshares, Inc.*	839	15,270
Tompkins Financial Corp.	923	66,124
Towne Bank	4,425	126,068
TriCo Bancshares	2,079	98,108
Triumph Bancorp, Inc.*	1,576	97,570
Trustmark Corp.	4,024	126,917
UMB Financial Corp.	2,892	258,747
United Bankshares, Inc.	8,704	322,918
United Community Banks, Inc.	6,984	234,174
Unity Bancorp, Inc.	463	12,978
Univest Financial Corp.	1,916	47,517
USCB Financial Holdings, Inc.*(b)	708	9,204
Valley National Bancorp	28,304	328,892
Veritex Holdings, Inc.	3,451	103,910
Washington Federal, Inc.	4,257	136,267
Washington Trust Bancorp, Inc.	1,134	57,414
WesBanco, Inc.	3,835	131,195
West Bancorp, Inc.	1,064	26,185
Westamerica Bancorp	1,710	95,675
		15,244,976
Beverages - 0.4%
Celsius Holdings, Inc.*	3,592	371,736
Coca-Cola Consolidated, Inc.	308	146,094
Duckhorn Portfolio, Inc. (The)*	2,427	44,268
MGP Ingredients, Inc.	922	100,922
National Beverage Corp.	1,551	86,018
Primo Water Corp.	10,352	136,025
Vintage Wine Estates, Inc.*	2,128	12,577
Vita Coco Co., Inc. (The)*(b)	1,832	27,462
		925,102
Biotechnology - 5.5%
2seventy bio, Inc.*	2,455	36,162
4D Molecular Therapeutics, Inc.*	1,972	15,500
Aadi Bioscience, Inc.*(b)	952	12,900
ACADIA Pharmaceuticals, Inc.*	7,897	129,748
Adagio Therapeutics, Inc.*	3,374	15,385
Adicet Bio, Inc.*	1,858	26,309
ADMA Biologics, Inc.*	12,209	32,964
Aerovate Therapeutics, Inc.*(b)	603	11,957
Affimed NV*	9,342	24,476
Agenus, Inc.*	17,744	47,909
Agios Pharmaceuticals, Inc.*	3,585	91,418
Akero Therapeutics, Inc.*	1,838	21,596
Albireo Pharma, Inc.*	1,130	19,775
Alector, Inc.*	4,086	42,290
Alkermes plc*	10,711	253,529
Allogene Therapeutics, Inc.*	5,235	71,772
Allovir, Inc.*	2,041	15,328
Alpine Immune Sciences, Inc.*	1,025	7,698
ALX Oncology Holdings, Inc.*	1,409	18,317
Amicus Therapeutics, Inc.*	18,115	203,431
AnaptysBio, Inc.*	1,331	30,906
Anavex Life Sciences Corp.*	4,483	42,992
Anika Therapeutics, Inc.*	957	21,628
Apellis Pharmaceuticals, Inc.*	5,972	361,366
Arbutus Biopharma Corp.*	7,095	15,751
Arcellx, Inc.*	645	11,591
Arcturus Therapeutics Holdings, Inc.*	1,519	21,327
Arcus Biosciences, Inc.*	3,374	81,246
Arcutis Biotherapeutics, Inc.*	2,301	62,012
Arrowhead Pharmaceuticals, Inc.*	6,762	268,519
Atara Biotherapeutics, Inc.*	6,030	24,180
Aura Biosciences, Inc.*(b)	1,204	16,085
Aurinia Pharmaceuticals, Inc.*	8,812	64,856
Avid Bioservices, Inc.*(b)	4,012	69,087
Avidity Biosciences, Inc.*(b)	3,211	63,000
Beam Therapeutics, Inc.*	4,174	227,900
BioCryst Pharmaceuticals, Inc.*	12,185	169,371
Biohaven Pharmaceutical Holding Co. Ltd.*	4,091	610,991
Bioxcel Therapeutics, Inc.*(b)	1,256	17,182
Bluebird Bio, Inc.*	4,700	27,448
Blueprint Medicines Corp.*	3,926	287,462
Bridgebio Pharma, Inc.*	6,872	72,156
C4 Therapeutics, Inc.*	2,763	27,851
CareDx, Inc.*	3,344	65,509
Caribou Biosciences, Inc.*	3,548	35,019
Catalyst Pharmaceuticals, Inc.*	6,293	85,207
Celldex Therapeutics, Inc.*	3,010	91,504
Celularity, Inc., Class A*(b)	1,025	2,778
Century Therapeutics, Inc.*(b)	1,322	13,907
Cerevel Therapeutics Holdings, Inc.*	3,570	103,887
ChemoCentryx, Inc.*	4,151	211,618
Chimerix, Inc.*	5,533	12,173
Chinook Therapeutics, Inc.*	2,869	59,675
Cogent Biosciences, Inc.*	2,930	48,316
Coherus Biosciences, Inc.*	4,838	54,089
Crinetics Pharmaceuticals, Inc.*	3,457	65,268
CTI BioPharma Corp.*(b)	6,084	38,208
Cullinan Oncology, Inc.*	1,959	26,407
Cytokinetics, Inc.*	5,394	285,666
Day One Biopharmaceuticals, Inc.*	1,534	36,034
Deciphera Pharmaceuticals, Inc.*	2,960	48,041
Denali Therapeutics, Inc.*(b)	6,472	179,080
Design Therapeutics, Inc.*	2,225	45,078
Dynavax Technologies Corp.*	7,774	89,168
Dyne Therapeutics, Inc.*	2,081	20,394
Eagle Pharmaceuticals, Inc.*	682	22,349
Editas Medicine, Inc.*(b)	4,538	66,709
Eiger BioPharmaceuticals, Inc.*	2,691	22,228
Emergent BioSolutions, Inc.*	3,309	79,482
Enanta Pharmaceuticals, Inc.*	1,286	78,292
Enochian Biosciences, Inc.*	1,299	3,209
EQRx, Inc.*	8,982	43,922
Erasca, Inc.*(b)	4,260	38,425
Fate Therapeutics, Inc.*	5,460	142,724
FibroGen, Inc.*	5,744	71,455
Foghorn Therapeutics, Inc.*(b)	1,319	13,111
Forma Therapeutics Holdings, Inc.*	2,376	31,838
Gelesis Holdings, Inc.*	649	785
Generation Bio Co.*	3,056	15,647
Geron Corp.*	23,601	62,307
Global Blood Therapeutics, Inc.*	4,093	277,915
Gossamer Bio, Inc.*(b)	4,137	57,711
GreenLight Biosciences Holdings PBC*	923	2,621
Halozyme Therapeutics, Inc.*	8,914	363,067
Heron Therapeutics, Inc.*	6,762	27,657
HilleVax, Inc.*(b)	851	10,135
Humacyte, Inc.*(b)	1,160	4,234
Icosavax, Inc.*(b)	1,462	6,901
Ideaya Biosciences, Inc.*	2,336	22,963
IGM Biosciences, Inc.*(b)	656	12,733
Imago Biosciences, Inc.*	1,728	25,108

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
ImmunityBio, Inc.*(b)	5,377	21,508
ImmunoGen, Inc.*	14,103	81,938
Immunovant, Inc.*	2,631	13,550
Inhibrx, Inc.*	1,918	34,025
Inovio Pharmaceuticals, Inc.*	14,440	33,068
Insmed, Inc.*	7,834	192,873
Instil Bio, Inc.*	4,571	23,769
Intellia Therapeutics, Inc.*	4,953	297,477
Intercept Pharmaceuticals, Inc.*	1,607	27,914
Iovance Biotherapeutics, Inc.*	9,904	106,171
Ironwood Pharmaceuticals, Inc.*	8,978	96,603
iTeos Therapeutics, Inc.*	1,545	34,268
IVERIC bio, Inc.*	7,676	75,532
Janux Therapeutics, Inc.*(b)	1,127	12,194
Jounce Therapeutics, Inc.*	2,769	10,135
KalVista Pharmaceuticals, Inc.*	1,609	26,500
Karuna Therapeutics, Inc.*	1,928	491,756
Karyopharm Therapeutics, Inc.*	5,005	25,325
Keros Therapeutics, Inc.*	1,103	39,013
Kezar Life Sciences, Inc.*	3,055	31,405
Kiniksa Pharmaceuticals Ltd., Class A*	2,048	24,003
Kinnate Biopharma, Inc.*	1,920	27,802
Kodiak Sciences, Inc.*	2,190	21,922
Kronos Bio, Inc.*	2,673	10,692
Krystal Biotech, Inc.*	1,377	96,541
Kura Oncology, Inc.*	4,168	57,768
Kymera Therapeutics, Inc.*	2,484	70,223
Lexicon Pharmaceuticals, Inc.*	4,786	13,162
Ligand Pharmaceuticals, Inc.*	995	91,928
Lyell Immunopharma, Inc.*(b)	11,366	76,152
MacroGenics, Inc.*	3,961	15,725
Madrigal Pharmaceuticals, Inc.*	837	60,364
MannKind Corp.*	16,350	59,677
MeiraGTx Holdings plc*	1,986	16,484
Mersana Therapeutics, Inc.*	5,757	43,178
MiMedx Group, Inc.*	7,412	26,164
Mirum Pharmaceuticals, Inc.*	1,044	26,079
Monte Rosa Therapeutics, Inc.*(b)	1,883	14,913
Morphic Holding, Inc.*	1,691	46,536
Myriad Genetics, Inc.*	5,223	116,682
Nkarta, Inc.*	2,130	30,651
Nurix Therapeutics, Inc.*	2,912	45,806
Nuvalent, Inc., Class A*(b)	1,111	18,754
Ocugen, Inc.*(b)	14,062	36,280
Organogenesis Holdings, Inc.*	4,598	16,507
Outlook Therapeutics, Inc.*(b)	7,782	8,716
Pardes Biosciences, Inc.*	1,862	6,536
PepGen, Inc.*	547	5,197
PMV Pharmaceuticals, Inc.*	2,419	33,672
Point Biopharma Global, Inc.*(b)	4,864	47,424
Praxis Precision Medicines, Inc.*	2,486	7,756
Precigen, Inc.*	6,632	14,657
Prometheus Biosciences, Inc.*	1,921	100,488
Protagonist Therapeutics, Inc.*	3,023	26,361
Prothena Corp. plc*	2,330	64,238
PTC Therapeutics, Inc.*	4,615	230,473
Rallybio Corp.*(b)	1,047	11,569
RAPT Therapeutics, Inc.*	1,707	45,594
Recursion Pharmaceuticals, Inc., Class A*	8,883	93,360
REGENXBIO, Inc.*	2,639	77,851
Relay Therapeutics, Inc.*	5,026	115,447
Replimune Group, Inc.*	1,983	37,796
REVOLUTION Medicines, Inc.*	4,140	86,236
Rigel Pharmaceuticals, Inc.*	11,337	16,099
Rocket Pharmaceuticals, Inc.*	2,875	44,304
Sage Therapeutics, Inc.*	3,421	128,835
Sana Biotechnology, Inc.*(b)	5,846	39,811
Sangamo Therapeutics, Inc.*	7,868	42,487
Seres Therapeutics, Inc.*	4,629	23,793
Sorrento Therapeutics, Inc.*(b)	24,976	51,201
SpringWorks Therapeutics, Inc.*	2,281	63,343
Stoke Therapeutics, Inc.*	1,474	22,198
Sutro Biopharma, Inc.*	2,891	16,363
Syndax Pharmaceuticals, Inc.*	3,400	80,274
Talaris Therapeutics, Inc.*	1,474	4,879
Tango Therapeutics, Inc.*(b)	3,064	12,562
Tenaya Therapeutics, Inc.*	1,837	8,064
TG Therapeutics, Inc.*	8,749	62,380
Travere Therapeutics, Inc.*	4,000	107,040
Twist Bioscience Corp.*	3,687	147,922
Tyra Biosciences, Inc.*(b)	863	5,704
Vanda Pharmaceuticals, Inc.*	3,647	38,585
Vaxart, Inc.*(b)	8,136	25,222
Vaxcyte, Inc.*	3,463	90,592
VBI Vaccines, Inc.*	12,666	11,344
Vera Therapeutics, Inc.*(b)	912	19,818
Veracyte, Inc.*(b)	4,707	96,023
Vericel Corp.*	3,099	77,320
Verve Therapeutics, Inc.*(b)	2,427	93,100
Vir Biotechnology, Inc.*	4,764	113,145
Viridian Therapeutics, Inc.*	1,695	37,646
VistaGen Therapeutics, Inc.*(b)	12,797	2,355
Xencor, Inc.*	3,770	99,490
Y-mAbs Therapeutics, Inc.*	2,412	38,785
Zentalis Pharmaceuticals, Inc.*	2,523	67,642
		12,254,639
Building Products - 0.9%
AAON, Inc.	2,882	165,657
American Woodmark Corp.*	1,085	56,236
Apogee Enterprises, Inc.	1,460	59,626
Caesarstone Ltd.	1,487	15,153
CSW Industrials, Inc.	986	124,828
Gibraltar Industries, Inc.*	2,163	90,522
Griffon Corp.	3,026	94,865
Insteel Industries, Inc.	1,230	35,547
Janus International Group, Inc.*	5,366	55,431
JELD-WEN Holding, Inc.*	5,663	63,142
Masonite International Corp.*	1,481	121,175
PGT Innovations, Inc.*	3,873	81,023
Quanex Building Products Corp.	2,175	48,502
Resideo Technologies, Inc.*	9,501	197,811
Simpson Manufacturing Co., Inc.	2,848	263,839
UFP Industries, Inc.	3,999	317,481
View, Inc.*	7,348	13,079
Zurn Elkay Water Solutions Corp.	8,158	224,998
		2,028,915
Capital Markets - 1.1%
Artisan Partners Asset Management, Inc., Class A	3,949	133,318
AssetMark Financial Holdings, Inc.*	1,415	27,366
Associated Capital Group, Inc., Class A	112	4,434
B Riley Financial, Inc.	1,333	66,343
Bakkt Holdings, Inc.*(b)	3,735	9,674
BGC Partners, Inc., Class A	20,993	84,392

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Blucora, Inc.*	3,096	62,168
Brightsphere Investment Group, Inc.	2,123	36,282
Cohen & Steers, Inc.	1,669	119,133
Cowen, Inc., Class A	1,726	66,365
Diamond Hill Investment Group, Inc.	198	33,868
Donnelley Financial Solutions, Inc.*	1,818	77,174
Federated Hermes, Inc., Class B	5,768	196,458
Focus Financial Partners, Inc., Class A*	3,811	149,201
GAMCO Investors, Inc., Class A	314	6,352
GCM Grosvenor, Inc., Class A	2,811	22,066
Hamilton Lane, Inc., Class A	2,320	161,426
Houlihan Lokey, Inc.	3,351	262,989
Manning & Napier, Inc.	1,042	13,265
MarketWise, Inc.*(b)	1,119	3,122
Moelis & Co., Class A	4,237	176,513
Open Lending Corp., Class A*	6,930	67,290
Oppenheimer Holdings, Inc., Class A	577	20,945
Perella Weinberg Partners	3,060	22,001
Piper Sandler Cos.	1,141	130,724
PJT Partners, Inc., Class A	1,576	109,091
Pzena Investment Management, Inc., Class A	1,097	10,443
Sculptor Capital Management, Inc.	1,724	16,257
Silvercrest Asset Management Group, Inc., Class A	651	11,633
StepStone Group, Inc., Class A	3,464	94,533
StoneX Group, Inc.*	1,130	104,909
Value Line, Inc.	61	5,003
Victory Capital Holdings, Inc., Class A	1,084	29,030
Virtus Investment Partners, Inc.	469	89,696
WisdomTree Investments, Inc.	8,950	44,840
		2,468,304
Chemicals - 1.6%
AdvanSix, Inc.	1,789	64,869
American Vanguard Corp.	1,919	38,246
Amyris, Inc.*(b)	12,933	38,023
Aspen Aerogels, Inc.*	1,799	23,405
Avient Corp.	5,980	262,103
Balchem Corp.	2,093	275,899
Cabot Corp.	3,654	262,978
Chase Corp.	496	43,727
Danimer Scientific, Inc.*(b)	5,954	26,495
Diversey Holdings Ltd.*	5,135	31,478
Ecovyst, Inc.*	4,204	38,845
FutureFuel Corp.	1,697	12,371
GCP Applied Technologies, Inc.*	3,270	102,743
Hawkins, Inc.	1,273	48,781
HB Fuller Co.	3,487	226,167
Ingevity Corp.*	2,556	179,278
Innospec, Inc.	1,626	151,966
Intrepid Potash, Inc.*	731	34,160
Koppers Holdings, Inc.	1,350	30,821
Kronos Worldwide, Inc.	1,455	18,740
Livent Corp.*	10,647	342,620
LSB Industries, Inc.*	2,084	32,886
Mativ Holdings, Inc.	3,573	84,394
Minerals Technologies, Inc.	2,154	125,492
Origin Materials, Inc.*(b)	6,989	43,681
Orion Engineered Carbons SA	3,975	67,019
Perimeter Solutions SA*	8,004	78,039
PureCycle Technologies, Inc.*(b)	6,981	63,737
Quaker Chemical Corp.	890	155,145
Rayonier Advanced Materials, Inc.*	4,056	18,333
Sensient Technologies Corp.	2,755	219,491
Stepan Co.	1,404	146,339
Tredegar Corp.	1,786	18,235
Trinseo plc	2,375	63,009
Tronox Holdings plc, Class A	7,687	112,461
Valhi, Inc.	159	5,555
		3,487,531
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	4,405	204,392
ACCO Brands Corp.	6,218	36,873
ACV Auctions, Inc., Class A*	7,407	63,034
Aris Water Solution, Inc., Class A	1,447	24,599
Brady Corp., Class A	3,086	143,622
BrightView Holdings, Inc.*	2,918	29,530
Brink's Co. (The)	3,049	168,549
Casella Waste Systems, Inc., Class A*	3,279	268,648
Cimpress plc*	1,159	38,919
CompX International, Inc.	105	2,517
CoreCivic, Inc., REIT*	7,929	75,563
Deluxe Corp.	2,843	54,699
Ennis, Inc.	1,670	35,454
GEO Group, Inc. (The)*	7,778	63,624
Harsco Corp.*	5,159	29,252
Healthcare Services Group, Inc.	4,869	68,507
Heritage-Crystal Clean, Inc.*	1,030	33,547
HNI Corp.	2,776	88,832
Interface, Inc.	3,848	42,982
KAR Auction Services, Inc.*	7,921	115,647
Kimball International, Inc., Class B	2,375	18,169
Li-Cycle Holdings Corp.*(b)	8,688	62,640
Matthews International Corp., Class A	2,008	50,220
MillerKnoll, Inc.	4,993	138,206
Montrose Environmental Group, Inc.*	1,805	72,579
NL Industries, Inc.	550	4,846
Pitney Bowes, Inc.	11,376	32,877
Quad/Graphics, Inc.*	2,289	7,233
SP Plus Corp.*	1,525	50,539
Steelcase, Inc., Class A	5,661	63,290
UniFirst Corp.	984	177,376
Viad Corp.*	1,335	50,970
VSE Corp.	697	29,169
		2,346,904
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	4,621	107,392
Aviat Networks, Inc.*	725	22,693
Calix, Inc.*	3,729	219,452
Cambium Networks Corp.*	754	14,673
Casa Systems, Inc.*	2,325	9,021
Clearfield, Inc.*	760	88,244
CommScope Holding Co., Inc.*	13,473	152,245
Comtech Telecommunications Corp.	1,700	19,193
Digi International, Inc.*	2,245	74,332
DZS, Inc.*	1,145	15,240
Extreme Networks, Inc.*	8,396	120,315

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Harmonic, Inc.*	6,046	68,078
Infinera Corp.*(b)	12,436	68,149
Inseego Corp.*	5,661	15,285
NETGEAR, Inc.*	1,860	43,877
NetScout Systems, Inc.*	4,637	147,178
Ondas Holdings, Inc.*(b)	2,246	10,601
Ribbon Communications, Inc.*	4,750	16,672
Viavi Solutions, Inc.*	14,953	210,538
		1,423,178
Construction & Engineering - 1.0%
Ameresco, Inc., Class A*	2,089	143,828
API Group Corp.*	13,593	211,371
Arcosa, Inc.	3,183	186,046
Argan, Inc.	921	31,857
Comfort Systems USA, Inc.	2,328	233,591
Concrete Pumping Holdings, Inc.*	1,726	11,564
Construction Partners, Inc., Class A*	2,620	76,661
Dycom Industries, Inc.*	1,898	212,804
EMCOR Group, Inc.	3,331	396,123
Fluor Corp.*(b)	9,351	247,240
Granite Construction, Inc.(b)	2,991	89,670
Great Lakes Dredge & Dock Corp.*	4,294	41,094
IES Holdings, Inc.*	577	17,535
Infrastructure and Energy Alternatives, Inc.*	1,998	28,392
MYR Group, Inc.*	1,099	102,141
Northwest Pipe Co.*	642	20,326
NV5 Global, Inc.*	888	124,995
Primoris Services Corp.	3,485	70,641
Sterling Infrastructure, Inc.*	1,923	48,633
Tutor Perini Corp.*	2,763	18,733
		2,313,245
Construction Materials - 0.1%
Summit Materials, Inc., Class A*	7,791	221,420
United States Lime & Minerals, Inc.	133	13,671
		235,091
Consumer Finance - 0.5%
Atlanticus Holdings Corp.*	282	8,029
Bread Financial Holdings, Inc.	3,290	126,435
Consumer Portfolio Services, Inc.*	940	10,942
Curo Group Holdings Corp.	1,444	9,530
Encore Capital Group, Inc.*	1,578	86,285
Enova International, Inc.*	2,092	73,094
EZCORP, Inc., Class A*	3,283	28,726
FirstCash Holdings, Inc.	2,535	197,629
Green Dot Corp., Class A*	3,190	64,725
LendingClub Corp.*	6,648	86,889
LendingTree, Inc.*	689	21,008
Moneylion, Inc.*(b)	9,495	13,578
Navient Corp.	7,629	117,410
Nelnet, Inc., Class A	980	82,555
NerdWallet, Inc., Class A*(b)	1,683	17,486
Oportun Financial Corp.*	1,828	9,341
OppFi, Inc.*(b)	885	2,398
PRA Group, Inc.*	2,607	96,303
PROG Holdings, Inc.*	3,557	65,947
Regional Management Corp.	504	16,980
Sunlight Financial Holdings, Inc.*(b)	1,597	4,887
World Acceptance Corp.*(b)	267	31,036
		1,171,213
Containers & Packaging - 0.2%
Cryptyde, Inc.*(b)	1,207	950
Greif, Inc., Class A	1,697	113,784
Greif, Inc., Class B	354	23,106
Myers Industries, Inc.	2,383	46,039
O-I Glass, Inc.*	10,225	133,027
Pactiv Evergreen, Inc.	2,839	31,513
Ranpak Holdings Corp.*	2,855	15,103
TriMas Corp.	2,783	76,588
		440,110
Distributors - 0.0%(d)
Funko, Inc., Class A*	2,092	46,589
Weyco Group, Inc.	389	9,958
		56,547
Diversified Consumer Services - 0.7%
2U, Inc.*(b)	4,906	34,931
Adtalem Global Education, Inc.*(b)	2,948	111,110
American Public Education, Inc.*	1,231	12,716
Beachbody Co., Inc. (The)*(b)	6,876	7,976
Carriage Services, Inc.	884	31,303
Chegg, Inc.*	8,171	160,805
Coursera, Inc.*	7,408	85,192
Duolingo, Inc.*	1,546	145,355
European Wax Center, Inc., Class A	1,388	30,023
Frontdoor, Inc.*	5,439	127,708
Graham Holdings Co., Class B	247	139,661
Laureate Education, Inc., Class A	7,446	82,055
Nerdy, Inc.*	3,562	10,900
OneSpaWorld Holdings Ltd.*	4,360	38,412
Perdoceo Education Corp.*	4,485	51,936
PowerSchool Holdings, Inc., Class A*	2,995	53,910
Rover Group, Inc.*(b)	6,093	23,214
StoneMor, Inc.*(b)	1,799	6,189
Strategic Education, Inc.	1,511	97,762
Stride, Inc.*(b)	2,667	101,719
Udemy, Inc.*	4,740	70,436
Universal Technical Institute, Inc.*	2,129	14,605
Vivint Smart Home, Inc.*	6,236	39,037
WW International, Inc.*	3,564	18,604
		1,495,559
Diversified Financial Services - 0.2%
Alerus Financial Corp.	996	23,665
A-Mark Precious Metals, Inc.	1,188	36,721
Banco Latinoamericano de Comercio Exterior SA, Class E	1,807	26,382
Cannae Holdings, Inc.*	4,965	107,294
Compass Diversified Holdings	3,979	83,002
Jackson Financial, Inc., Class A	4,963	155,144
SWK Holdings Corp.*	234	4,090
		436,298
Diversified Telecommunication Services - 0.4%
Anterix, Inc.*	797	33,833
ATN International, Inc.	718	33,638
Bandwidth, Inc., Class A*	1,523	23,606
Charge Enterprises, Inc.*(b)	7,104	17,263
Cogent Communications Holdings, Inc.	2,825	150,431
Consolidated Communications Holdings, Inc.*	4,879	28,005
EchoStar Corp., Class A*	2,316	42,638
Globalstar, Inc.*(b)	44,942	89,884

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
IDT Corp., Class B*	954	24,394
Iridium Communications, Inc.*	8,368	371,456
Liberty Latin America Ltd., Class A*	2,542	17,794
Liberty Latin America Ltd., Class C*	10,048	70,035
Ooma, Inc.*	1,505	18,210
Radius Global Infrastructure, Inc.*	4,907	67,569
Starry Group Holdings, Inc., Class A*(b)	1,563	3,517
		992,273
Electric Utilities - 0.5%
ALLETE, Inc.	3,766	222,872
MGE Energy, Inc.	2,391	184,155
Otter Tail Corp.	2,702	204,109
PNM Resources, Inc.	5,614	266,272
Portland General Electric Co.	5,879	303,768
Via Renewables, Inc.(b)	798	6,807
		1,187,983
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	851	29,802
Array Technologies, Inc.*	9,905	207,014
Atkore, Inc.*	2,825	238,458
AZZ, Inc.	1,612	68,687
Babcock & Wilcox Enterprises, Inc.*	3,913	31,226
Blink Charging Co.*(b)	2,427	51,865
Bloom Energy Corp., Class A*	11,547	293,409
Encore Wire Corp.	1,250	162,625
Energy Vault Holdings, Inc.*	1,654	9,114
EnerSys	2,719	169,584
Enovix Corp.*	7,147	158,092
ESS Tech, Inc.*(b)	5,301	23,536
Fluence Energy, Inc.*(b)	2,361	47,102
FTC Solar, Inc.*	2,721	11,265
FuelCell Energy, Inc.*	24,272	101,700
GrafTech International Ltd.	12,912	75,923
Heliogen, Inc.*(b)	1,258	3,019
NuScale Power Corp.*(b)	1,126	15,449
Powell Industries, Inc.	600	14,796
Preformed Line Products Co.	164	12,759
Shoals Technologies Group, Inc., Class A*	7,347	193,740
Stem, Inc.*	9,468	148,837
Thermon Group Holdings, Inc.*	2,176	38,189
TPI Composites, Inc.*	2,403	44,672
Vicor Corp.*	1,446	102,868
		2,253,731
Electronic Equipment, Instruments & Components - 1.6%
908 Devices, Inc.*	1,437	28,956
Advanced Energy Industries, Inc.	2,468	221,602
Aeva Technologies, Inc.*	6,365	19,604
AEye, Inc.*(b)	1,736	2,673
Akoustis Technologies, Inc.*	3,415	14,958
Arlo Technologies, Inc.*	5,587	34,025
Badger Meter, Inc.	1,921	181,899
Belden, Inc.	2,885	188,910
Benchmark Electronics, Inc.	2,294	62,970
Cepton, Inc.*	513	903
CTS Corp.	2,083	88,153
ePlus, Inc.*	1,742	82,083
Evolv Technologies Holdings, Inc.*(b)	5,523	12,537
Fabrinet*	2,427	249,593
FARO Technologies, Inc.*	1,202	40,327
Focus Universal, Inc.*	1,163	12,502
Identiv, Inc.*	1,449	21,619
Insight Enterprises, Inc.*	2,064	188,072
Itron, Inc.*	2,965	141,075
Kimball Electronics, Inc.*	1,576	33,947
Knowles Corp.*	5,887	89,188
Lightwave Logic, Inc.*(b)	7,343	58,524
Methode Electronics, Inc.	2,381	96,335
MicroVision, Inc.*(b)	10,877	52,645
Mirion Technologies, Inc.*	8,998	68,115
Napco Security Technologies, Inc.*	1,930	57,244
nLight, Inc.*	2,885	36,034
Novanta, Inc.*	2,334	312,032
OSI Systems, Inc.*	1,064	88,652
Ouster, Inc.*	8,970	13,455
PAR Technology Corp.*	1,742	61,318
PC Connection, Inc.	740	36,763
Plexus Corp.*	1,804	169,089
Rogers Corp.*	1,234	309,142
Sanmina Corp.*	3,943	191,314
ScanSource, Inc.*	1,684	48,785
SmartRent, Inc.*(b)	7,818	25,252
TTM Technologies, Inc.*	6,658	104,730
Velodyne Lidar, Inc.*	12,686	15,858
Vishay Intertechnology, Inc.	8,688	170,893
Vishay Precision Group, Inc.*	816	27,997
		3,659,773
Energy Equipment & Services - 1.1%
Archrock, Inc.	8,894	65,727
Borr Drilling Ltd.*(b)	8,829	35,404
Bristow Group, Inc.*	1,554	45,082
Cactus, Inc., Class A	3,871	154,646
ChampionX Corp.	13,423	292,756
Diamond Offshore Drilling, Inc.*	6,562	46,656
DMC Global, Inc.*	1,234	27,543
Dril-Quip, Inc.*	2,240	49,571
Expro Group Holdings NV*	5,093	68,857
Helix Energy Solutions Group, Inc.*	9,396	40,591
Helmerich & Payne, Inc.	6,754	288,734
Liberty Energy, Inc., Class A*	9,380	140,700
Nabors Industries Ltd.*	595	78,843
National Energy Services Reunited Corp.*	2,506	17,592
Newpark Resources, Inc.*	5,568	16,036
NexTier Oilfield Solutions, Inc.*	11,538	108,111
Noble Corp.*	2,472	75,025
Oceaneering International, Inc.*	6,571	58,153
Oil States International, Inc.*(b)	4,006	19,629
Patterson-UTI Energy, Inc.	14,093	209,986
ProPetro Holding Corp.*	5,738	52,560
RPC, Inc.	4,885	38,836
Select Energy Services, Inc., Class A*	4,691	33,353
Solaris Oilfield Infrastructure, Inc., Class A	2,074	22,192
TETRA Technologies, Inc.*	8,178	32,548
Tidewater, Inc.*	2,504	55,489
US Silica Holdings, Inc.*	4,868	68,298
Valaris Ltd.*	4,003	204,073
Weatherford International plc*	4,644	130,682
		2,477,673

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Entertainment - 0.2%
Chicken Soup For The Soul Entertainment, Inc.*	1	8
Cinemark Holdings, Inc.*(b)	7,160	100,799
IMAX Corp.*	3,225	50,568
Liberty Media Corp.-Liberty Braves, Class A*	658	18,490
Liberty Media Corp.-Liberty Braves, Class C*	2,476	67,694
Lions Gate Entertainment Corp., Class A*	3,830	37,725
Lions Gate Entertainment Corp., Class B*	7,665	71,514
Madison Square Garden Entertainment Corp.*(b)	1,691	93,952
Marcus Corp. (The)(b)	1,563	25,149
Playstudios, Inc.*	5,206	18,846
Reservoir Media, Inc.*(b)	1,344	8,803
Skillz, Inc.*(b)	20,078	26,704
		520,252
Equity Real Estate Investment Trusts (REITs) - 4.2%
Acadia Realty Trust	6,120	97,492
Agree Realty Corp.	4,881	367,563
Alexander & Baldwin, Inc.	4,759	89,136
Alexander's, Inc.	140	33,166
American Assets Trust, Inc.	3,245	90,081
Apartment Investment and Management Co., Class A*(b)	9,839	86,977
Apple Hospitality REIT, Inc.	14,134	224,872
Armada Hoffler Properties, Inc.	4,409	57,890
Ashford Hospitality Trust, Inc.*	2,260	20,747
Bluerock Residential Growth REIT, Inc.	1,883	50,182
Braemar Hotels & Resorts, Inc.	4,497	23,159
Brandywine Realty Trust	11,151	89,542
Broadstone Net Lease, Inc.	11,120	212,837
BRT Apartments Corp.	778	18,571
CareTrust REIT, Inc.	6,343	136,628
CatchMark Timber Trust, Inc., Class A	3,218	34,272
CBL & Associates Properties, Inc.	1,749	50,616
Centerspace	1,010	76,134
Chatham Lodging Trust*	3,149	38,292
City Office REIT, Inc.	2,804	32,386
Clipper Realty, Inc.	786	6,610
Community Healthcare Trust, Inc.	1,557	57,438
Corporate Office Properties Trust	7,401	191,242
CTO Realty Growth, Inc.	1,172	24,741
DiamondRock Hospitality Co.*	13,780	120,299
Diversified Healthcare Trust	15,627	22,815
Easterly Government Properties, Inc.	5,989	107,503
Empire State Realty Trust, Inc., Class A	9,076	63,260
Equity Commonwealth*	7,089	186,512
Essential Properties Realty Trust, Inc.	8,577	194,183
Farmland Partners, Inc.	3,009	43,661
Four Corners Property Trust, Inc.	5,266	141,603
Franklin Street Properties Corp.	6,488	18,231
Getty Realty Corp.	2,771	83,352
Gladstone Commercial Corp.	2,516	47,980
Gladstone Land Corp.	2,117	49,771
Global Medical REIT, Inc.	4,009	43,458
Global Net Lease, Inc.	6,846	94,269
Hersha Hospitality Trust*	2,064	20,021
Independence Realty Trust, Inc.	14,564	283,270
Indus Realty Trust, Inc.	350	21,497
Industrial Logistics Properties Trust	4,269	31,975
Innovative Industrial Properties, Inc.	1,825	167,389
InvenTrust Properties Corp.	4,451	116,883
iStar, Inc.	4,353	59,941
Kite Realty Group Trust	14,314	277,119
LTC Properties, Inc.	2,558	114,829
LXP Industrial Trust(b)	18,586	186,975
Macerich Co. (The)	14,151	135,425
National Health Investors, Inc.	2,900	189,979
Necessity Retail REIT, Inc. (The)	8,780	65,499
NETSTREIT Corp.(b)	3,162	62,165
NexPoint Residential Trust, Inc.	1,491	78,755
Office Properties Income Trust	3,148	55,310
One Liberty Properties, Inc.(b)	1,072	25,889
Orion Office REIT, Inc.	3,748	36,993
Outfront Media, Inc.	9,620	170,274
Paramount Group, Inc.	12,262	84,976
Pebblebrook Hotel Trust	8,534	150,369
Phillips Edison & Co., Inc.	7,513	245,450
Physicians Realty Trust	14,781	246,251
Piedmont Office Realty Trust, Inc., Class A	8,075	95,123
Plymouth Industrial REIT, Inc.	2,476	50,188
Postal Realty Trust, Inc., Class A	1,163	17,271
PotlatchDeltic Corp.	4,488	208,333
Retail Opportunity Investments Corp.	7,922	132,693
RLJ Lodging Trust	10,802	130,272
RPT Realty	5,484	52,811
Ryman Hospitality Properties, Inc.*	3,536	290,730
Sabra Health Care REIT, Inc.	15,164	227,005
Safehold, Inc.	1,426	54,231
Saul Centers, Inc.	775	34,325
Service Properties Trust	10,790	73,804
SITE Centers Corp.	12,796	165,836
STAG Industrial, Inc.	11,852	365,042
Summit Hotel Properties, Inc.	6,882	54,092
Sunstone Hotel Investors, Inc.*	14,126	153,832
Tanger Factory Outlet Centers, Inc.	6,661	102,713
Terreno Realty Corp.	4,883	297,814
UMH Properties, Inc.	3,254	58,702
Uniti Group, Inc.	15,590	146,390
Universal Health Realty Income Trust	843	42,900
Urban Edge Properties	7,517	118,242
Urstadt Biddle Properties, Inc., Class A	1,953	32,654
Veris Residential, Inc.*	5,659	76,057
Washington REIT	5,743	112,620
Whitestone REIT	3,073	30,238
Xenia Hotels & Resorts, Inc.*	7,515	119,188
		9,397,811
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	2,105	77,948
Chefs' Warehouse, Inc. (The)*	2,240	74,682
HF Foods Group, Inc.*	2,376	12,094
Ingles Markets, Inc., Class A	934	81,753
Natural Grocers by Vitamin Cottage, Inc.	610	8,760

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
PriceSmart, Inc.	1,617	102,307
Rite Aid Corp.*	3,584	25,733
SpartanNash Co.	2,347	71,419
Sprouts Farmers Market, Inc.*	7,209	208,340
United Natural Foods, Inc.*	3,819	168,341
Village Super Market, Inc., Class A	556	12,221
Weis Markets, Inc.	1,080	83,927
		927,525
Food Products - 0.9%
Alico, Inc.	413	14,021
AppHarvest, Inc.*(b)	4,692	13,513
B&G Foods, Inc.(b)	4,467	96,755
Benson Hill, Inc.*(b)	11,248	39,930
Beyond Meat, Inc.*(b)	4,033	98,405
BRC, Inc., Class A*	1,686	16,438
Calavo Growers, Inc.	1,133	47,631
Cal-Maine Foods, Inc.	2,491	133,543
Fresh Del Monte Produce, Inc.	2,005	54,817
Hain Celestial Group, Inc. (The)*	4,941	100,105
Hostess Brands, Inc.*	9,059	209,988
J & J Snack Foods Corp.	999	148,881
John B Sanfilippo & Son, Inc.	586	47,308
Lancaster Colony Corp.	1,277	215,238
Landec Corp.*	1,721	18,070
Local Bounti Corp.*(b)	1,232	4,583
Mission Produce, Inc.*	2,632	42,375
Seneca Foods Corp., Class A*	384	20,287
Simply Good Foods Co. (The)*	5,916	180,734
Sovos Brands, Inc.*	1,871	28,570
SunOpta, Inc.*	6,416	63,711
Tattooed Chef, Inc.*(b)	3,216	21,419
Tootsie Roll Industries, Inc.	999	35,794
TreeHouse Foods, Inc.*	3,341	155,691
Utz Brands, Inc.	4,317	71,921
Vital Farms, Inc.*	1,962	25,408
Whole Earth Brands, Inc.*	2,670	13,644
		1,918,780
Gas Utilities - 0.9%
Brookfield Infrastructure Corp., Class A(b)	6,433	306,211
Chesapeake Utilities Corp.	1,144	144,487
New Jersey Resources Corp.	6,324	279,141
Northwest Natural Holding Co.	2,240	106,646
ONE Gas, Inc.	3,533	276,528
South Jersey Industries, Inc.	8,069	273,136
Southwest Gas Holdings, Inc.	4,337	337,635
Spire, Inc.	3,349	234,062
		1,957,846
Health Care Equipment & Supplies - 2.9%
Alphatec Holdings, Inc.*	4,629	35,134
AngioDynamics, Inc.*	2,444	54,110
Artivion, Inc.*	2,558	56,685
AtriCure, Inc.*	2,994	136,586
Atrion Corp.	90	54,356
Avanos Medical, Inc.*	3,097	76,279
Axogen, Inc.*	2,664	24,962
Axonics, Inc.*	3,085	222,891
BioLife Solutions, Inc.*	2,215	52,296
Bioventus, Inc., Class A*(b)	2,076	15,176
Butterfly Network, Inc.*(b)	8,732	54,400
Cardiovascular Systems, Inc.*	2,608	34,452
Cerus Corp.*	11,337	46,595
CONMED Corp.	1,854	164,209
CryoPort, Inc.*	2,926	95,563
Cue Health, Inc.*	7,080	23,576
Cutera, Inc.*	1,089	52,000
Embecta Corp.	3,768	120,275
Figs, Inc., Class A*	8,377	96,838
Glaukos Corp.*	3,006	145,941
Haemonetics Corp.*	3,336	250,300
Heska Corp.*	634	57,738
Inari Medical, Inc.*	3,170	219,840
Inogen, Inc.*	1,510	43,231
Inspire Medical Systems, Inc.*(b)	1,788	342,384
Integer Holdings Corp.*	2,164	136,483
iRadimed Corp.	468	15,701
iRhythm Technologies, Inc.*	1,961	289,149
Lantheus Holdings, Inc.*	4,489	353,733
LeMaitre Vascular, Inc.	1,280	63,206
LivaNova plc*	3,527	198,394
Meridian Bioscience, Inc.*	2,823	92,002
Merit Medical Systems, Inc.*	3,672	217,493
Mesa Laboratories, Inc.	332	56,726
Nano-X Imaging Ltd.*	2,761	36,749
Neogen Corp.*(b)	7,110	148,599
Nevro Corp.*	2,292	103,873
NuVasive, Inc.*	3,440	146,234
Omnicell, Inc.*	2,886	295,209
OraSure Technologies, Inc.*	4,800	19,632
Orthofix Medical, Inc.*	1,273	25,333
OrthoPediatrics Corp.*	945	46,390
Outset Medical, Inc.*	3,148	57,577
Owlet, Inc.*(b)	1,083	1,754
Paragon 28, Inc.*(b)	3,030	53,177
PROCEPT BioRobotics Corp.*	1,682	68,087
Pulmonx Corp.*	2,247	41,277
RxSight, Inc.*	1,353	16,926
SeaSpine Holdings Corp.*	2,329	14,906
Senseonics Holdings, Inc.*(b)	30,092	53,564
Shockwave Medical, Inc.*	2,338	694,059
SI-BONE, Inc.*	2,204	36,366
Sight Sciences, Inc.*	1,414	9,856
Silk Road Medical, Inc.*	2,271	90,454
STAAR Surgical Co.*	3,150	297,959
Surmodics, Inc.*	895	30,153
Tactile Systems Technology, Inc.*	1,274	10,511
Tenon Medical, Inc.*	214	430
TransMedics Group, Inc.*	1,766	91,885
Treace Medical Concepts, Inc.*	2,191	43,886
UFP Technologies, Inc.*	448	41,660
Utah Medical Products, Inc.	226	20,769
Varex Imaging Corp.*	2,538	53,526
Vicarious Surgical, Inc.*(b)	3,584	13,368
ViewRay, Inc.*	9,727	33,266
Zimvie, Inc.*	1,367	20,806
Zynex, Inc.	1,476	13,195
		6,530,140
Health Care Providers & Services - 2.1%
1Life Healthcare, Inc.*	11,846	203,870
23andMe Holding Co.*(b)	11,294	38,061
Accolade, Inc.*	3,836	39,051
AdaptHealth Corp.*	4,745	85,268
Addus HomeCare Corp.*	1,015	90,558
Agiliti, Inc.*	1,803	28,956
AirSculpt Technologies, Inc.	813	7,089
Alignment Healthcare, Inc.*	5,541	84,279
AMN Healthcare Services, Inc.*	2,939	301,659

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Apollo Medical Holdings, Inc.*	2,557	110,283
ATI Physical Therapy, Inc.*	4,916	4,424
Aveanna Healthcare Holdings, Inc.*	2,926	5,325
Brookdale Senior Living, Inc.*	12,218	53,759
Cano Health, Inc.*	10,634	65,612
CareMax, Inc.*	3,918	26,799
Castle Biosciences, Inc.*	1,562	45,298
Clover Health Investments Corp.*(b)	25,065	65,420
Community Health Systems, Inc.*	8,217	21,857
CorVel Corp.*	589	91,519
Covetrus, Inc.*	6,953	145,109
Cross Country Healthcare, Inc.*	2,404	61,014
DocGo, Inc.*	5,290	53,958
Ensign Group, Inc. (The)	3,540	301,962
Fulgent Genetics, Inc.*	1,415	61,510
Hanger, Inc.*	2,487	46,333
HealthEquity, Inc.*	5,453	360,334
Hims & Hers Health, Inc.*	7,973	50,708
Innovage Holding Corp.*(b)	1,257	4,613
Invitae Corp.*(b)	15,123	45,974
Joint Corp. (The)*	924	16,854
LHC Group, Inc.*	1,960	316,481
LifeStance Health Group, Inc.*	4,747	29,859
ModivCare, Inc.*	831	90,014
National HealthCare Corp.	826	57,366
National Research Corp.	940	32,063
Oncology Institute, Inc. (The)*(b)	1,235	7,842
OPKO Health, Inc.*	26,522	57,818
Option Care Health, Inc.*	10,161	314,585
Owens & Minor, Inc.	4,847	143,035
P3 Health Partners, Inc.*(b)	1,672	8,226
Patterson Cos., Inc.	5,727	159,726
Pediatrix Medical Group, Inc.*	5,645	100,594
Pennant Group, Inc. (The)*	1,715	26,874
PetIQ, Inc.*	1,799	16,803
Privia Health Group, Inc.*	2,848	113,322
Progyny, Inc.*	4,916	197,672
R1 RCM, Inc.*	8,878	193,984
RadNet, Inc.*	3,215	64,589
Select Medical Holdings Corp.	7,095	181,916
Sema4 Holdings Corp.*(b)	10,387	10,595
Surgery Partners, Inc.*(b)	2,606	71,743
US Physical Therapy, Inc.	845	69,805
		4,782,368
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	7,484	127,228
American Well Corp., Class A*(b)	15,068	68,559
Babylon Holdings Ltd., Class A*(b)	7,155	5,102
Computer Programs and Systems, Inc.*	937	28,588
Convey Health Solutions Holdings, Inc.*	1,060	11,119
Evolent Health, Inc., Class A*	5,385	197,899
Health Catalyst, Inc.*	3,551	42,612
HealthStream, Inc.*	1,588	35,142
Multiplan Corp.*	24,824	87,381
NextGen Healthcare, Inc.*	3,656	62,664
Nutex Health, Inc.*(b)	2,549	6,857
OptimizeRx Corp.*	1,162	18,441
Phreesia, Inc.*	3,227	82,805
Schrodinger, Inc.*	3,545	97,275
Sharecare, Inc.*	4,033	7,380
Simulations Plus, Inc.	1,025	61,551
		940,603
Hotels, Restaurants & Leisure - 1.6%
Accel Entertainment, Inc.*	3,860	36,323
Bally's Corp.*(b)	2,618	62,020
Biglari Holdings, Inc., Class B*	48	6,473
BJ's Restaurants, Inc.*	1,490	37,369
Bloomin' Brands, Inc.	5,800	117,276
Bluegreen Vacations Holding Corp.	843	17,568
Bowlero Corp.*(b)	2,555	30,200
Brinker International, Inc.*	2,854	69,952
Century Casinos, Inc.*	1,791	13,200
Cheesecake Factory, Inc. (The)	3,269	100,097
Chuy's Holdings, Inc.*	1,239	27,667
Cracker Barrel Old Country Store, Inc.	1,524	164,501
Dave & Buster's Entertainment, Inc.*	2,820	116,579
Denny's Corp.*	3,944	37,271
Dine Brands Global, Inc.	1,038	69,131
El Pollo Loco Holdings, Inc.*	1,282	11,602
Everi Holdings, Inc.*	5,774	106,819
F45 Training Holdings, Inc.*(b)	2,378	5,945
First Watch Restaurant Group, Inc.*	651	10,917
Full House Resorts, Inc.*	2,160	14,558
Golden Entertainment, Inc.*	1,343	51,383
Hilton Grand Vacations, Inc.*	5,891	240,235
Inspirato, Inc.*	676	1,886
Inspired Entertainment, Inc.*	1,455	15,234
International Game Technology plc	6,546	117,435
Jack in the Box, Inc.	1,390	111,005
Krispy Kreme, Inc.(b)	4,718	55,437
Kura Sushi USA, Inc., Class A*	304	22,727
Life Time Group Holdings, Inc.*	2,761	32,718
Light & Wonder, Inc.*	6,429	316,500
Lindblad Expeditions Holdings, Inc.*	2,117	16,364
Monarch Casino & Resort, Inc.*	873	52,720
NEOGAMES SA*	863	13,799
Noodles & Co., Class A*	2,687	12,763
ONE Group Hospitality, Inc. (The)*	1,482	10,582
Papa John's International, Inc.	2,170	175,401
Portillo's, Inc., Class A*	1,306	28,758
RCI Hospitality Holdings, Inc.	580	37,822
Red Rock Resorts, Inc., Class A	3,505	133,961
Rush Street Interactive, Inc.*(b)	3,990	19,312
Ruth's Hospitality Group, Inc.	2,144	39,064
SeaWorld Entertainment, Inc.*	2,969	149,192
Shake Shack, Inc., Class A*	2,463	117,387
Sonder Holdings, Inc.*	2,870	5,338
Sweetgreen, Inc., Class A*	884	14,948
Target Hospitality Corp.*(b)	2,006	26,660
Texas Roadhouse, Inc.	4,492	398,710
Vacasa, Inc., Class A*	2,687	10,748
Wingstop, Inc.	1,969	224,190
Xponential Fitness, Inc., Class A*	1,114	20,420
		3,528,167
Household Durables - 1.1%
Aterian, Inc.*	4,002	9,125
Beazer Homes USA, Inc.*	1,958	27,882
Cavco Industries, Inc.*	603	141,108

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Century Communities, Inc.	1,921	89,691
Dream Finders Homes, Inc., Class A*	1,377	17,006
Ethan Allen Interiors, Inc.	1,486	35,322
GoPro, Inc., Class A*	8,590	52,313
Green Brick Partners, Inc.*	1,877	45,724
Helen of Troy Ltd.*	1,561	192,986
Hovnanian Enterprises, Inc., Class A*	339	13,590
Installed Building Products, Inc.	1,594	144,353
iRobot Corp.*(b)	1,764	103,864
KB Home	5,259	150,670
Landsea Homes Corp.*	687	4,603
La-Z-Boy, Inc.	2,823	74,499
Legacy Housing Corp.*	574	9,810
LGI Homes, Inc.*(b)	1,371	130,122
Lifetime Brands, Inc.	840	7,493
Lovesac Co. (The)*	914	28,197
M/I Homes, Inc.*	1,805	78,048
MDC Holdings, Inc.	3,758	116,799
Meritage Homes Corp.*	2,386	186,943
Purple Innovation, Inc.*(b)	3,607	10,316
Skyline Champion Corp.*	3,505	198,628
Snap One Holdings Corp.*(b)	1,183	13,238
Sonos, Inc.*	8,384	126,095
Taylor Morrison Home Corp., Class A*	7,591	190,610
Traeger, Inc.*	2,104	5,555
Tri Pointe Homes, Inc.*	6,745	116,891
Tupperware Brands Corp.*	2,989	33,596
Universal Electronics, Inc.*	795	17,673
Vizio Holding Corp., Class A*(b)	4,458	47,790
Vuzix Corp.*(b)	3,896	29,259
Weber, Inc., Class A(b)	1,774	12,737
		2,462,536
Household Products - 0.2%
Central Garden & Pet Co.*	648	25,868
Central Garden & Pet Co., Class A*	2,679	101,159
Energizer Holdings, Inc.	4,381	123,106
WD-40 Co.	897	169,677
		419,810
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc.*	2,752	28,841
Clearway Energy, Inc., Class A	2,288	78,890
Clearway Energy, Inc., Class C(b)	5,389	199,932
Montauk Renewables, Inc.*	4,231	75,100
Ormat Technologies, Inc.	2,979	278,477
Sunnova Energy International, Inc.*(b)	6,523	164,510
		825,750
Industrial Conglomerates - 0.0%(d)
Brookfield Business Corp., Class A(b)	1,706	41,490

Insurance - 1.4%
Ambac Financial Group, Inc.*	3,011	45,436
American Equity Investment Life Holding Co.	5,119	194,522
AMERISAFE, Inc.	1,254	59,966
Argo Group International Holdings Ltd.	2,086	40,948
Bright Health Group, Inc.*(b)	12,682	19,150
BRP Group, Inc., Class A*	3,842	120,639
CNO Financial Group, Inc.	7,555	139,088
Crawford & Co., Class A	1,105	6,718
Donegal Group, Inc., Class A	988	14,346
eHealth, Inc.*	1,601	10,246
Employers Holdings, Inc.	1,813	70,997
Enstar Group Ltd.*	760	143,830
Genworth Financial, Inc., Class A*	33,442	141,125
Goosehead Insurance, Inc., Class A*	1,251	65,052
Greenlight Capital Re Ltd., Class A*	1,717	13,547
HCI Group, Inc.(b)	475	22,700
Hippo Holdings, Inc.*	16,724	16,222
Horace Mann Educators Corp.	2,733	97,760
Investors Title Co.	86	12,672
James River Group Holdings Ltd.	2,415	57,380
Kinsale Capital Group, Inc.	1,422	360,591
Lemonade, Inc.*(b)	2,646	58,530
MBIA, Inc.*	3,155	37,198
Mercury General Corp.	1,758	56,080
National Western Life Group, Inc., Class A	150	28,547
NI Holdings, Inc.*	556	7,300
Oscar Health, Inc., Class A*	7,760	51,449
Palomar Holdings, Inc.*	1,596	126,547
ProAssurance Corp.	3,542	75,763
RLI Corp.	2,565	281,534
Root, Inc., Class A*(b)	509	6,307
Safety Insurance Group, Inc.	935	84,197
Selective Insurance Group, Inc.	3,921	311,406
Selectquote, Inc.*	8,784	9,750
SiriusPoint Ltd.*	6,053	27,057
Stewart Information Services Corp.	1,763	89,278
Tiptree, Inc.	1,564	18,690
Trean Insurance Group, Inc.*	1,485	6,608
Trupanion, Inc.*	2,563	180,897
United Fire Group, Inc.	1,403	41,290
Universal Insurance Holdings, Inc.	1,718	20,513
		3,171,876
Interactive Media & Services - 0.5%
Arena Group Holdings, Inc. (The)*(b)	745	7,837
Bumble, Inc., Class A*	5,668	141,984
Cargurus, Inc.*	6,704	125,365
Cars.com, Inc.*	4,551	58,025
DHI Group, Inc.*	2,810	14,331
Eventbrite, Inc., Class A*	5,065	36,012
EverQuote, Inc., Class A*	1,274	11,020
fuboTV, Inc.*(b)	11,704	42,369
Leafly Holdings, Inc.*	287	454
MediaAlpha, Inc., Class A*	1,561	13,034
Outbrain, Inc.*(b)	2,625	11,576
QuinStreet, Inc.*	3,410	40,954
Shutterstock, Inc.	1,594	88,324
TrueCar, Inc.*	6,096	13,289
Vimeo, Inc.*	9,405	55,678
Vinco Ventures, Inc.*(b)	12,057	11,695
Wejo Group Ltd.*(b)	1,509	1,705
Yelp, Inc.*	4,518	154,380
Ziff Davis, Inc.*	3,001	231,917
ZipRecruiter, Inc., Class A*	5,249	87,553
		1,147,502
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,767	15,338

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
1stdibs.com, Inc.*	1,534	10,385
aka Brands Holding Corp.*(b)	735	1,529
BARK, Inc.*	3,386	7,856
Boxed, Inc.*	760	806
CarParts.com, Inc.*	3,337	21,624
ContextLogic, Inc., Class A*(b)	37,388	48,604
Duluth Holdings, Inc., Class B*	858	7,610
Groupon, Inc.*(b)	1,416	14,033
Lands' End, Inc.*	1,003	13,861
Liquidity Services, Inc.*	1,623	28,386
Lulu's Fashion Lounge Holdings, Inc.*(b)	384	2,450
Overstock.com, Inc.*	2,799	73,054
PetMed Express, Inc.	1,325	27,255
Porch Group, Inc.*	5,302	11,399
Poshmark, Inc., Class A*	3,019	32,666
Quotient Technology, Inc.*	5,873	10,924
Qurate Retail, Inc., Series A	23,002	71,306
RealReal, Inc. (The)*(b)	5,593	11,969
Rent the Runway, Inc., Class A*(b)	3,070	13,662
Revolve Group, Inc.*	2,682	63,000
RumbleON, Inc., Class B*	680	14,858
Stitch Fix, Inc., Class A*	5,340	26,807
ThredUp, Inc., Class A*	3,857	9,295
Vivid Seats, Inc., Class A(b)	1,625	13,146
Xometry, Inc., Class A*	2,219	108,753
		660,576
IT Services - 1.5%
AvidXchange Holdings, Inc.*	9,631	75,025
BigCommerce Holdings, Inc., Series 1*	4,213	70,231
Brightcove, Inc.*	2,703	17,948
Cantaloupe, Inc.*	3,838	24,448
Cass Information Systems, Inc.	883	32,388
Cerberus Cyber Sentinel Corp.*	3,001	8,163
Conduent, Inc.*	11,153	45,616
Core Scientific, Inc.*(b)	14,376	31,627
CSG Systems International, Inc.	2,103	121,659
Cyxtera Technologies, Inc.*(b)	2,798	17,739
DigitalOcean Holdings, Inc.*(b)	5,014	211,039
Edgio, Inc.*	9,021	33,197
EVERTEC, Inc.	3,949	132,686
Evo Payments, Inc., Class A*	3,107	103,525
ExlService Holdings, Inc.*	2,128	356,887
Fastly, Inc., Class A*	7,330	68,535
Flywire Corp.*	3,632	90,292
Grid Dynamics Holdings, Inc.*	3,192	64,510
Hackett Group, Inc. (The)	1,770	36,338
I3 Verticals, Inc., Class A*	1,447	33,802
IBEX Holdings Ltd.*	371	6,259
Information Services Group, Inc.	2,335	13,473
International Money Express, Inc.*	2,135	47,824
Marqeta, Inc., Class A*	28,521	222,179
Maximus, Inc.	4,036	244,541
MoneyGram International, Inc.*	6,161	63,458
Paya Holdings, Inc.*	5,748	36,040
Payoneer Global, Inc.*	14,222	94,150
Paysafe Ltd.*	22,218	36,660
Perficient, Inc.*	2,245	175,335
PFSweb, Inc.*(b)	1,085	10,264
Priority Technology Holdings, Inc.*	1,177	4,708
Rackspace Technology, Inc.*	3,784	16,877
Remitly Global, Inc.*	5,525	60,775
Repay Holdings Corp.*	5,756	53,473
Sabre Corp.*	21,425	154,046
SolarWinds Corp.*	3,173	28,779
Squarespace, Inc., Class A*	2,059	43,239
StoneCo Ltd., Class A*	18,207	172,602
TTEC Holdings, Inc.	1,239	64,862
Tucows, Inc., Class A*(b)	651	30,590
Unisys Corp.*	4,351	40,508
Verra Mobility Corp.*(b)	9,599	153,008
		3,349,305
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,249	107,165
AMMO, Inc.*(b)	5,741	21,873
Callaway Golf Co.*	9,191	203,397
Clarus Corp.(b)	1,896	28,762
Johnson Outdoors, Inc., Class A	350	21,399
Latham Group, Inc.*	2,888	16,490
Malibu Boats, Inc., Class A*	1,362	81,761
Marine Products Corp.	546	5,422
MasterCraft Boat Holdings, Inc.*	1,201	28,932
Smith & Wesson Brands, Inc.	2,984	39,687
Solo Brands, Inc., Class A*(b)	1,445	5,997
Sturm Ruger & Co., Inc.	1,133	59,199
Vista Outdoor, Inc.*	3,671	103,229
		723,313
Life Sciences Tools & Services - 0.5%
AbCellera Biologics, Inc.*	13,603	145,280
Absci Corp.*(b)	3,461	11,664
Adaptive Biotechnologies Corp.*	7,323	65,321
Akoya Biosciences, Inc.*	1,036	11,810
Alpha Teknova, Inc.*	413	1,863
Berkeley Lights, Inc.*	3,670	13,469
Bionano Genomics, Inc.*(b)	19,178	47,561
Codexis, Inc.*	4,021	28,187
Cytek Biosciences, Inc.*	7,501	87,387
Inotiv, Inc.*	1,144	22,388
MaxCyte, Inc.*	5,715	29,718
Medpace Holdings, Inc.*	1,811	267,322
NanoString Technologies, Inc.*	3,051	41,371
Nautilus Biotechnology, Inc.*(b)	3,132	6,922
NeoGenomics, Inc.*	8,158	81,988
Pacific Biosciences of California, Inc.*(b)	14,838	86,951
Quanterix Corp.*	2,230	20,850
Quantum-Si, Inc.*(b)	6,000	18,720
Science 37 Holdings, Inc.*	4,091	6,464
Seer, Inc.*	3,389	34,229
Singular Genomics Systems, Inc.*	3,663	9,780
SomaLogic, Inc.*	9,831	36,178
		1,075,423
Machinery - 2.6%
Alamo Group, Inc.	661	86,432
Albany International Corp., Class A	2,075	182,994
Altra Industrial Motion Corp.	4,270	162,046
Astec Industries, Inc.	1,500	57,270
Barnes Group, Inc.	3,216	99,857
Berkshire Grey, Inc.*(b)	3,207	6,478
Blue Bird Corp.*	1,148	13,627
Chart Industries, Inc.*	2,412	467,590
CIRCOR International, Inc.*	1,214	19,788
Columbus McKinnon Corp.	1,839	56,329
Desktop Metal, Inc., Class A*(b)	17,371	55,240
Douglas Dynamics, Inc.	1,477	42,981

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Energy Recovery, Inc.*	3,665	84,075
Enerpac Tool Group Corp.	3,999	77,581
EnPro Industries, Inc.	1,368	123,886
ESCO Technologies, Inc.	1,692	137,780
Evoqua Water Technologies Corp.*	7,729	271,133
Fathom Digital Manufacturing Corp.*	664	2,523
Federal Signal Corp.	3,925	156,490
Franklin Electric Co., Inc.	3,029	263,069
Gorman-Rupp Co. (The)	1,494	39,456
Greenbrier Cos., Inc. (The)	2,092	59,643
Helios Technologies, Inc.	2,138	116,778
Hillenbrand, Inc.	4,771	198,808
Hillman Solutions Corp.*	8,841	74,176
Hydrofarm Holdings Group, Inc.*	2,869	9,755
Hyliion Holdings Corp.*(b)	8,718	30,600
Hyster-Yale Materials Handling, Inc.	713	20,770
Hyzon Motors, Inc.*(b)	5,769	12,288
John Bean Technologies Corp.(b)	2,077	214,471
Kadant, Inc.	762	136,726
Kennametal, Inc.	5,432	127,326
Lightning eMotors, Inc.*(b)	2,573	7,307
Lindsay Corp.	722	115,780
Luxfer Holdings plc	1,836	30,202
Manitowoc Co., Inc. (The)*	2,280	21,774
Markforged Holding Corp.*	7,234	17,579
Microvast Holdings, Inc.*(b)	11,202	27,557
Miller Industries, Inc.	728	17,115
Mueller Industries, Inc.	3,676	232,213
Mueller Water Products, Inc., Class A	10,245	115,564
Nikola Corp.*(b)	19,182	102,815
Omega Flex, Inc.	215	21,719
Proterra, Inc.*(b)	14,525	87,731
Proto Labs, Inc.*	1,809	69,466
RBC Bearings, Inc.*(b)	1,875	451,275
REV Group, Inc.	2,288	26,358
Sarcos Technology and Robotics Corp.*(b)	4,985	16,351
Shyft Group, Inc. (The)	2,268	54,319
SPX Technologies, Inc.*	2,909	165,987
Standex International Corp.	784	70,881
Tennant Co.	1,217	73,446
Terex Corp.	4,477	148,726
Titan International, Inc.*	3,361	47,155
Trinity Industries, Inc.	5,485	133,724
Velo3D, Inc.*(b)	3,705	15,968
Wabash National Corp.	3,194	52,541
Watts Water Technologies, Inc., Class A	1,798	249,059
Xos, Inc.*(b)	3,596	5,466
		5,786,044
Marine - 0.2%
Costamare, Inc.	3,538	39,909
Eagle Bulk Shipping, Inc.	881	38,271
Eneti, Inc.	1,504	12,588
Genco Shipping & Trading Ltd.	2,409	33,027
Golden Ocean Group Ltd.(b)	8,066	77,353
Matson, Inc.	2,633	193,947
Safe Bulkers, Inc.	4,814	15,357
		410,452
Media - 0.7%
AdTheorent Holding Co., Inc.*	1,054	2,783
Advantage Solutions, Inc.*	5,422	19,736
AMC Networks, Inc., Class A*	1,987	53,232
Audacy, Inc.*	7,844	4,327
Boston Omaha Corp., Class A*	1,346	36,113
Cardlytics, Inc.*	2,176	28,810
Clear Channel Outdoor Holdings, Inc.*	23,985	38,376
Cumulus Media, Inc., Class A*	1,214	11,314
Daily Journal Corp.*	79	20,635
Entravision Communications Corp., Class A	3,902	19,822
EW Scripps Co. (The), Class A*	3,843	57,453
Gambling.com Group Ltd.*(b)	569	4,495
Gannett Co., Inc.*	9,461	21,949
Gray Television, Inc.	5,556	106,120
iHeartMedia, Inc., Class A*	7,919	70,083
Innovid Corp.*(b)	1,472	5,402
Integral Ad Science Holding Corp.*	2,509	20,398
John Wiley & Sons, Inc., Class A	2,821	129,851
Loyalty Ventures, Inc.*	1,318	2,781
Magnite, Inc.*	8,598	64,743
PubMatic, Inc., Class A*	2,740	53,622
Scholastic Corp.	1,813	83,235
Sinclair Broadcast Group, Inc., Class A	2,737	60,460
Stagwell, Inc.*(b)	5,131	34,788
TechTarget, Inc.*	1,801	116,885
TEGNA, Inc.	14,638	313,253
Thryv Holdings, Inc.*	1,670	42,719
Urban One, Inc.*	545	2,976
Urban One, Inc., Class D*	790	3,310
WideOpenWest, Inc.*	3,521	62,674
		1,492,345
Metals & Mining - 1.0%
5E Advanced Materials, Inc.*	2,122	31,830
Alpha Metallurgical Resources, Inc.	1,175	184,651
Arconic Corp.*	6,951	175,235
ATI, Inc.*	8,155	244,079
Carpenter Technology Corp.	3,140	106,666
Century Aluminum Co.*	3,413	26,348
Coeur Mining, Inc.*	18,302	50,514
Commercial Metals Co.	7,950	322,055
Compass Minerals International, Inc.	2,253	91,224
Constellium SE*	8,153	108,598
Dakota Gold Corp.*	3,337	11,379
Haynes International, Inc.	803	31,871
Hecla Mining Co.	35,136	138,436
Hycroft Mining Holding Corp.*(b)	9,919	7,936
Kaiser Aluminum Corp.	1,040	74,630
Materion Corp.	1,340	115,655
Novagold Resources, Inc.*	15,712	69,604
Olympic Steel, Inc.	631	16,608
Piedmont Lithium, Inc.*	1,141	69,772
PolyMet Mining Corp.*	1,921	5,994
Ramaco Resources, Inc.	1,471	15,504
Ryerson Holding Corp.	1,089	31,037
Schnitzer Steel Industries, Inc., Class A	1,703	56,267
SunCoke Energy, Inc.	5,475	36,080
TimkenSteel Corp.*	3,048	46,756
Warrior Met Coal, Inc.	3,383	110,117
Worthington Industries, Inc.	2,090	106,569
		2,285,415

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AFC Gamma, Inc.	1,039	18,068
Angel Oak Mortgage, Inc.	783	10,860
Apollo Commercial Real Estate Finance, Inc.	9,244	107,693
Arbor Realty Trust, Inc.	10,206	152,886
Ares Commercial Real Estate Corp.	2,939	38,765
ARMOUR Residential REIT, Inc.	6,747	47,904
Blackstone Mortgage Trust, Inc., Class A	11,187	324,199
BrightSpire Capital, Inc.	6,257	52,559
Broadmark Realty Capital, Inc.	8,554	55,173
Chicago Atlantic Real Estate Finance, Inc.	450	6,872
Chimera Investment Corp.	15,626	132,821
Claros Mortgage Trust, Inc.	6,042	103,258
Dynex Capital, Inc.	2,388	37,038
Ellington Financial, Inc.	3,735	54,830
Franklin BSP Realty Trust, Inc.	5,530	71,337
Granite Point Mortgage Trust, Inc.	3,508	33,045
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	5,598	221,233
Invesco Mortgage Capital, Inc.	2,182	34,678
KKR Real Estate Finance Trust, Inc.	3,400	65,484
Ladder Capital Corp.	7,464	82,552
MFA Financial, Inc.	6,743	73,701
New York Mortgage Trust, Inc.	24,978	69,938
Nexpoint Real Estate Finance, Inc.	514	10,547
Orchid Island Capital, Inc.(b)	2,338	31,612
PennyMac Mortgage Investment Trust	6,042	89,724
Ready Capital Corp.	4,866	63,745
Redwood Trust, Inc.	7,898	61,209
TPG RE Finance Trust, Inc.	4,529	41,939
Two Harbors Investment Corp.(b)	22,699	110,090
		2,203,760
Multiline Retail - 0.1%
Big Lots, Inc.	1,839	37,828
Dillard's, Inc., Class A	282	83,540
Franchise Group, Inc.(b)	1,810	61,341
		182,709
Multi-Utilities - 0.3%
Avista Corp.	4,760	193,399
Black Hills Corp.	4,270	322,300
NorthWestern Corp.	3,571	189,191
Unitil Corp.	1,044	54,382
		759,272
Oil, Gas & Consumable Fuels - 3.3%
Aemetis, Inc.*	1,912	17,437
Alto Ingredients, Inc.*	4,746	20,503
Amplify Energy Corp.*	2,344	17,463
Arch Resources, Inc.	1,001	145,726
Archaea Energy, Inc.*	3,914	77,341
Ardmore Shipping Corp.*	2,289	22,066
Battalion Oil Corp.*	165	2,185
Berry Corp.	5,266	48,184
Brigham Minerals, Inc., Class A	3,350	99,663
California Resources Corp.	5,140	256,794
Callon Petroleum Co.*	3,233	137,597
Centennial Resource Development, Inc., Class A*(b)	13,514	111,220
Centrus Energy Corp., Class A*	700	34,867
Chord Energy Corp.	2,780	393,509
Civitas Resources, Inc.	4,844	325,468
Clean Energy Fuels Corp.*	11,137	74,841
CNX Resources Corp.*	12,663	223,755
Comstock Resources, Inc.*	6,023	118,051
CONSOL Energy, Inc.	2,255	161,864
Crescent Energy Co., Class A(b)	2,135	36,573
CVR Energy, Inc.	1,943	63,458
Delek US Holdings, Inc.	4,631	130,823
Denbury, Inc.*	3,336	296,670
DHT Holdings, Inc.	9,218	71,993
Dorian LPG Ltd.	2,018	29,362
Earthstone Energy, Inc., Class A*(b)	2,841	43,183
Empire Petroleum Corp.*	445	6,568
Energy Fuels, Inc.*	10,250	83,230
Equitrans Midstream Corp.	27,011	250,392
Excelerate Energy, Inc., Class A	1,218	31,278
FLEX LNG Ltd.(b)	1,874	61,973
Frontline Ltd.*(b)	8,192	97,157
Gevo, Inc.*(b)	12,932	40,477
Golar LNG Ltd.*	6,633	180,882
Green Plains, Inc.*	3,464	126,886
Gulfport Energy Corp.*	782	76,448
HighPeak Energy, Inc.(b)	421	10,660
International Seaways, Inc.(b)	3,237	95,589
Kinetik Holdings, Inc.	1,088	40,115
Kosmos Energy Ltd.*	29,663	209,717
Laredo Petroleum, Inc.*	1,121	87,001
Magnolia Oil & Gas Corp., Class A	10,961	261,639
Matador Resources Co.	7,395	440,742
Murphy Oil Corp.	9,682	377,308
NACCO Industries, Inc., Class A	266	11,962
NextDecade Corp.*(b)	2,031	14,968
Nordic American Tankers Ltd.(b)	12,496	32,490
Northern Oil and Gas, Inc.	4,310	136,368
Par Pacific Holdings, Inc.*	3,213	60,404
PBF Energy, Inc., Class A*(b)	6,358	217,189
Peabody Energy Corp.*(b)	7,734	190,720
Ranger Oil Corp.	1,397	54,469
REX American Resources Corp.*	1,040	31,512
Riley Exploration Permian, Inc.	683	17,171
Ring Energy, Inc.*(b)	5,680	18,403
SandRidge Energy, Inc.*	2,088	43,806
Scorpio Tankers, Inc.	3,261	135,658
SFL Corp. Ltd.	7,545	80,732
SilverBow Resources, Inc.*	771	30,655
Sitio Royalties Corp.	766	19,493
SM Energy Co.	7,958	350,709
Talos Energy, Inc.*	4,345	90,072
Teekay Corp.*	4,585	16,002
Teekay Tankers Ltd., Class A*	1,502	36,949
Tellurian, Inc.*	33,519	134,076
Uranium Energy Corp.*	18,360	82,987
Ur-Energy, Inc.*	13,759	18,987
VAALCO Energy, Inc.(b)	3,841	19,243
Vertex Energy, Inc.*(b)	3,552	30,192
W&T Offshore, Inc.*	6,211	40,372
World Fuel Services Corp.	4,099	105,754
		7,460,001
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,098	46,709
Glatfelter Corp.	2,891	14,079
Resolute Forest Products, Inc.*	3,018	61,145

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Sylvamo Corp.	2,333	103,678
		225,611
Personal Products - 0.5%
Beauty Health Co. (The)*	6,552	76,003
BellRing Brands, Inc.*	8,663	205,226
Edgewell Personal Care Co.	3,532	137,607
elf Beauty, Inc.*	3,181	121,291
Herbalife Nutrition Ltd.*	6,507	169,768
Honest Co., Inc. (The)*	4,272	15,422
Inter Parfums, Inc.	1,180	92,654
Medifast, Inc.	747	93,733
Nature's Sunshine Products, Inc.*	892	8,652
Nu Skin Enterprises, Inc., Class A(b)	3,280	134,283
Thorne HealthTech, Inc.*	904	4,231
USANA Health Sciences, Inc.*	738	47,616
Veru, Inc.*	4,269	65,316
		1,171,802
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc.*	3,931	62,542
Aerie Pharmaceuticals, Inc.*	3,077	46,463
Amneal Pharmaceuticals, Inc.*	6,766	14,682
Amphastar Pharmaceuticals, Inc.*	2,516	74,474
Amylyx Pharmaceuticals, Inc.*	753	19,006
AN2 Therapeutics, Inc.*(b)	305	5,228
ANI Pharmaceuticals, Inc.*	828	30,545
Arvinas, Inc.*	3,195	135,276
Atea Pharmaceuticals, Inc.*	5,011	37,582
Athira Pharma, Inc.*(b)	2,235	7,554
Axsome Therapeutics, Inc.*(b)	1,887	120,391
Cara Therapeutics, Inc.*	2,943	30,372
Cassava Sciences, Inc.*(b)	2,506	64,479
CinCor Pharma, Inc.*	880	29,718
Collegium Pharmaceutical, Inc.*	2,231	39,221
Corcept Therapeutics, Inc.*	5,601	144,618
DICE Therapeutics, Inc.*	1,865	29,280
Edgewise Therapeutics, Inc.*	1,953	19,686
Esperion Therapeutics, Inc.*	4,142	30,899
Evolus, Inc.*	2,327	22,362
EyePoint Pharmaceuticals, Inc.*	1,714	17,140
Fulcrum Therapeutics, Inc.*(b)	2,242	16,591
Harmony Biosciences Holdings, Inc.*	1,723	75,657
Innoviva, Inc.*(b)	4,157	54,706
Intra-Cellular Therapies, Inc.*	6,018	302,465
Liquidia Corp.*(b)	3,135	18,089
Nektar Therapeutics*	11,920	46,965
NGM Biopharmaceuticals, Inc.*	2,575	36,333
Nuvation Bio, Inc.*(b)	7,646	21,409
Ocular Therapeutix, Inc.*	5,062	25,715
Pacira BioSciences, Inc.*	2,951	154,868
Phathom Pharmaceuticals, Inc.*(b)	1,512	12,912
Phibro Animal Health Corp., Class A	1,339	19,831
Prestige Consumer Healthcare, Inc.*	3,305	167,167
Provention Bio, Inc.*(b)	3,677	15,885
Reata Pharmaceuticals, Inc., Class A*	1,816	43,421
Relmada Therapeutics, Inc.*	1,799	52,423
Revance Therapeutics, Inc.*	4,605	91,640
SIGA Technologies, Inc.(b)	3,095	46,673
Supernus Pharmaceuticals, Inc.*	3,219	110,186
Tarsus Pharmaceuticals, Inc.*	1,191	18,318
Theravance Biopharma, Inc.*	4,229	38,103
Theseus Pharmaceuticals, Inc.*(b)	1,117	7,618
Tricida, Inc.*(b)	2,187	27,381
Ventyx Biosciences, Inc.*(b)	1,471	30,008
Xeris Biopharma Holdings, Inc.*	8,698	14,526
		2,430,408
Professional Services - 1.3%
Alight, Inc., Class A*	22,306	175,771
ASGN, Inc.*	3,295	318,627
Atlas Technical Consultants, Inc.*	1,171	9,977
Barrett Business Services, Inc.	473	38,143
CBIZ, Inc.*	3,228	140,934
CRA International, Inc.	470	42,963
Exponent, Inc.	3,387	317,904
First Advantage Corp.*	3,857	53,381
Forrester Research, Inc.*	742	30,860
Franklin Covey Co.*	826	39,293
Heidrick & Struggles International, Inc.	1,283	36,514
HireRight Holdings Corp.*	1,392	22,634
Huron Consulting Group, Inc.*	1,382	92,456
ICF International, Inc.	1,212	123,091
Insperity, Inc.	2,383	259,795
Kelly Services, Inc., Class A	2,310	37,214
Kforce, Inc.	1,339	73,270
Korn Ferry	3,519	214,377
Legalzoom.com, Inc.*(b)	6,435	66,280
ManTech International Corp., Class A	1,964	188,367
Planet Labs PBC*	10,215	55,978
Red Violet, Inc.*(b)	622	11,812
Resources Connection, Inc.	2,086	40,760
Skillsoft Corp.*	5,333	17,172
Spire Global, Inc.*	8,218	11,094
Sterling Check Corp.*	1,554	33,069
TriNet Group, Inc.*	2,459	202,622
TrueBlue, Inc.*	2,151	44,182
Upwork, Inc.*	7,876	137,042
Willdan Group, Inc.*	762	17,343
		2,852,925
Real Estate Management & Development - 0.5%
American Realty Investors, Inc.*	98	1,361
Anywhere Real Estate, Inc.*(b)	7,612	74,369
Compass, Inc., Class A*(b)	17,123	48,972
Cushman & Wakefield plc*	10,444	156,242
DigitalBridge Group, Inc.*	9,711	172,856
Doma Holdings, Inc.*(b)	8,997	5,426
Douglas Elliman, Inc.	4,966	22,893
eXp World Holdings, Inc.(b)	4,507	58,276
Forestar Group, Inc.*	1,196	14,878
FRP Holdings, Inc.*	439	25,251
Kennedy-Wilson Holdings, Inc.	7,758	136,231
Marcus & Millichap, Inc.	1,633	61,042
Newmark Group, Inc., Class A	9,711	99,538
Offerpad Solutions, Inc.*(b)	4,485	6,817
RE/MAX Holdings, Inc., Class A	1,234	28,086
Redfin Corp.*(b)	6,899	56,503
RMR Group, Inc. (The), Class A	1,006	26,196
Seritage Growth Properties, Class A, REIT*(b)	2,886	36,190
St Joe Co. (The)	2,264	86,485
Stratus Properties, Inc.*	388	13,817
Tejon Ranch Co.*	1,365	21,512

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Transcontinental Realty Investors, Inc.*	83	3,569
		1,156,510
Road & Rail - 0.4%
ArcBest Corp.	1,607	129,412
Bird Global, Inc., Class A*(b)	11,266	4,787
Covenant Logistics Group, Inc.	726	20,415
Daseke, Inc.*	2,674	16,205
Heartland Express, Inc.	3,069	46,495
Marten Transport Ltd.	3,875	76,764
PAM Transportation Services, Inc.*	433	12,864
Saia, Inc.*	1,746	361,125
TuSimple Holdings, Inc., Class A*	9,192	66,091
Universal Logistics Holdings, Inc.	479	17,488
Werner Enterprises, Inc.	4,270	169,903
		921,549
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc., Class A*	3,149	53,187
Alpha & Omega Semiconductor Ltd.*	1,447	55,941
Ambarella, Inc.*	2,393	162,437
Amkor Technology, Inc.	6,668	134,227
Atomera, Inc.*(b)	1,340	17,326
Axcelis Technologies, Inc.*	2,147	143,720
AXT, Inc.*	2,666	22,901
CEVA, Inc.*	1,501	43,934
Cohu, Inc.*	3,156	84,676
Credo Technology Group Holding Ltd.*	1,543	21,278
CyberOptics Corp.*(b)	471	25,076
Diodes, Inc.*	2,925	208,172
FormFactor, Inc.*	5,127	150,119
Ichor Holdings Ltd.*	1,843	56,617
Impinj, Inc.*	1,381	123,296
indie Semiconductor, Inc., Class A*	6,555	55,783
Kulicke & Soffa Industries, Inc.	3,819	160,551
MACOM Technology Solutions Holdings, Inc.*	3,321	183,153
MaxLinear, Inc.*	4,719	169,554
Onto Innovation, Inc.*	3,257	231,214
PDF Solutions, Inc.*	1,987	52,417
Photronics, Inc.*	3,938	66,158
Power Integrations, Inc.	3,799	271,742
Rambus, Inc.*	7,201	185,714
Rigetti Computing, Inc.*(b)	2,107	8,386
Rockley Photonics Holdings Ltd.*(b)	6,697	9,510
Semtech Corp.*	4,158	192,058
Silicon Laboratories, Inc.*	2,385	298,912
SiTime Corp.*	1,052	111,943
SkyWater Technology, Inc.*(b)	710	9,230
SMART Global Holdings, Inc.*	3,227	59,215
SunPower Corp.*	5,375	129,000
Synaptics, Inc.*	2,606	301,280
Transphorm, Inc.*(b)	1,409	7,820
Ultra Clean Holdings, Inc.*	2,967	86,844
Veeco Instruments, Inc.*	3,278	69,297
		3,962,688
Software - 3.3%
8x8, Inc.*	7,225	37,642
A10 Networks, Inc.	4,330	60,187
ACI Worldwide, Inc.*	7,525	178,342
Agilysys, Inc.*	1,285	66,524
Alarm.com Holdings, Inc.*	3,160	210,456
Alkami Technology, Inc.*	2,356	34,162
Altair Engineering, Inc., Class A*	3,415	177,614
American Software, Inc., Class A	2,056	34,808
Amplitude, Inc., Class A*	3,673	55,646
Appfolio, Inc., Class A*	1,251	126,826
Appian Corp.*(b)	2,630	123,347
Applied Blockchain, Inc.*(b)	531	1,258
Arteris, Inc.*	1,112	7,917
Asana, Inc., Class A*	4,838	92,648
Avaya Holdings Corp.*(b)	5,486	8,723
AvePoint, Inc.*	8,460	39,593
Benefitfocus, Inc.*	1,694	12,553
Blackbaud, Inc.*	3,051	159,567
Blackline, Inc.*	3,629	246,554
Blend Labs, Inc., Class A*(b)	12,154	38,285
Box, Inc., Class A*	8,482	218,411
BTRS Holdings, Inc., Class 1*	6,589	44,542
C3.ai, Inc., Class A*(b)	4,521	81,378
Cerence, Inc.*(b)	2,583	51,686
ChannelAdvisor Corp.*	1,974	29,788
Cipher Mining, Inc.*(b)	2,568	5,162
Cleanspark, Inc.*(b)	2,640	11,299
Clear Secure, Inc., Class A*	4,087	93,756
CommVault Systems, Inc.*	2,925	158,798
Consensus Cloud Solutions, Inc.*	1,051	52,918
Couchbase, Inc.*	1,740	28,867
CS Disco, Inc.*	1,461	20,162
Cvent Holding Corp.*(b)	5,522	27,941
Digimarc Corp.*(b)	898	16,002
Digital Turbine, Inc.*	6,051	111,762
Domo, Inc., Class B*	1,995	38,424
Duck Creek Technologies, Inc.*	5,072	60,357
E2open Parent Holdings, Inc.*	13,089	89,921
Ebix, Inc.	1,731	45,041
eGain Corp.*	1,371	12,627
Enfusion, Inc., Class A*(b)	1,674	20,741
EngageSmart, Inc.*	2,292	45,771
Envestnet, Inc.*	3,613	189,213
Everbridge, Inc.*	2,600	103,428
EverCommerce, Inc.*(b)	1,587	18,473
ForgeRock, Inc., Class A*(b)	1,833	31,271
Greenidge Generation Holdings, Inc.*(b)	842	2,046
Instructure Holdings, Inc.*(b)	1,137	25,844
Intapp, Inc.*	923	13,374
InterDigital, Inc.	2,030	101,825
IronNet, Inc.*(b)	4,259	8,603
Kaleyra, Inc.*(b)	1,938	3,081
KnowBe4, Inc., Class A*	4,785	91,968
Latch, Inc.*(b)	4,622	4,946
LivePerson, Inc.*	4,621	53,604
LiveRamp Holdings, Inc.*	4,407	87,479
LiveVox Holdings, Inc.*(b)	1,462	3,129
Marathon Digital Holdings, Inc.*(b)	6,635	78,625
Matterport, Inc.*(b)	14,382	66,301
MeridianLink, Inc.*	1,510	26,229
MicroStrategy, Inc., Class A*	618	143,104
Mitek Systems, Inc.*(b)	2,773	28,340
Model N, Inc.*	2,369	70,833
Momentive Global, Inc.*	8,701	61,690
N-able, Inc.*	4,478	44,601
NextNav, Inc.*(b)	3,206	10,868

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Olo, Inc., Class A*	5,908	46,141
ON24, Inc.*	2,734	24,497
OneSpan, Inc.*	2,631	30,283
PagerDuty, Inc.*	5,590	145,564
Ping Identity Holding Corp.*	5,076	142,839
Progress Software Corp.	2,872	138,229
PROS Holdings, Inc.*	2,691	56,107
Q2 Holdings, Inc.*	3,671	145,812
Qualys, Inc.*	2,565	389,623
Rapid7, Inc.*(b)	3,815	219,363
Rimini Street, Inc.*	3,196	16,108
Riot Blockchain, Inc.*(b)	7,693	55,159
Sapiens International Corp. NV	2,018	44,638
SecureWorks Corp., Class A*	643	6,687
ShotSpotter, Inc.*	586	19,121
Sprout Social, Inc., Class A*	3,019	181,261
SPS Commerce, Inc.*	2,382	290,890
Sumo Logic, Inc.*	5,613	49,282
Telos Corp.*	3,539	35,036
Tenable Holdings, Inc.*	7,222	286,063
Terawulf, Inc.*	1,406	2,095
Upland Software, Inc.*	1,914	20,040
UserTesting, Inc.*	3,109	12,933
Varonis Systems, Inc.*	7,158	195,771
Verint Systems, Inc.*	4,179	202,640
Veritone, Inc.*(b)	2,055	15,104
Viant Technology, Inc., Class A*	921	4,163
Weave Communications, Inc.*	331	1,910
WM Technology, Inc.*	4,715	12,353
Workiva, Inc.*(b)	3,131	212,564
Xperi Holding Corp.	6,847	108,936
Yext, Inc.*	7,895	35,133
Zeta Global Holdings Corp., Class A*(b)	2,046	14,322
Zuora, Inc., Class A*	7,416	56,955
		7,464,503
Specialty Retail - 1.7%
Aaron's Co., Inc. (The)	1,989	23,669
Abercrombie & Fitch Co., Class A*	3,261	46,926
Academy Sports & Outdoors, Inc.	5,511	237,414
American Eagle Outfitters, Inc.(b)	10,130	114,064
America's Car-Mart, Inc.*	391	31,519
Arko Corp.	5,580	53,177
Asbury Automotive Group, Inc.*	1,455	253,868
Bed Bath & Beyond, Inc.*(b)	5,236	49,899
Big 5 Sporting Goods Corp.(b)	1,409	17,246
Boot Barn Holdings, Inc.*	1,940	129,243
Buckle, Inc. (The)	1,985	64,076
Build-A-Bear Workshop, Inc.	933	14,294
Caleres, Inc.	2,392	61,044
Camping World Holdings, Inc., Class A(b)	2,528	76,143
Cato Corp. (The), Class A	1,208	13,059
Chico's FAS, Inc.*	8,045	45,696
Children's Place, Inc. (The)*	863	36,401
Citi Trends, Inc.*	550	11,110
Conn's, Inc.*	857	8,236
Container Store Group, Inc. (The)*	2,135	14,475
Designer Brands, Inc., Class A	3,798	64,794
Destination XL Group, Inc.*	3,926	21,632
EVgo, Inc.*(b)	4,465	42,373
Express, Inc.*	4,221	6,416
Foot Locker, Inc.	5,457	201,036
Genesco, Inc.*	862	48,772
Group 1 Automotive, Inc.	1,056	188,591
GrowGeneration Corp.*(b)	3,771	17,912
Guess?, Inc.(b)	2,237	39,080
Haverty Furniture Cos., Inc.	992	26,605
Hibbett, Inc.	845	49,517
JOANN, Inc.(b)	724	5,140
LL Flooring Holdings, Inc.*	1,921	15,637
MarineMax, Inc.*	1,388	50,440
Monro, Inc.	2,187	101,280
Murphy USA, Inc.	1,470	426,550
National Vision Holdings, Inc.*	5,331	177,149
ODP Corp. (The)*	2,823	100,922
OneWater Marine, Inc., Class A*	727	28,971
Party City Holdco, Inc.*(b)	7,166	14,117
Rent-A-Center, Inc.	3,487	90,104
Sally Beauty Holdings, Inc.*	7,036	104,696
Shoe Carnival, Inc.	1,158	27,549
Signet Jewelers Ltd.	3,065	200,359
Sleep Number Corp.*	1,419	58,789
Sonic Automotive, Inc., Class A(b)	1,323	70,370
Sportsman's Warehouse Holdings, Inc.*	2,856	22,734
Tile Shop Holdings, Inc.	2,391	9,373
Tilly's, Inc., Class A	1,513	11,348
Torrid Holdings, Inc.*(b)	977	5,481
TravelCenters of America, Inc.*	829	44,832
Urban Outfitters, Inc.*	4,331	87,183
Volta, Inc.*(b)	8,029	17,182
Warby Parker, Inc., Class A*(b)	5,483	68,921
Winmark Corp.	187	38,591
Zumiez, Inc.*	1,027	26,661
		3,812,666
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	8,323	84,312
Avid Technology, Inc.*	2,353	64,354
CompoSecure, Inc.*(b)	511	2,954
Corsair Gaming, Inc.*(b)	2,517	38,737
Diebold Nixdorf, Inc.*	4,802	16,711
Eastman Kodak Co.*(b)	3,756	20,320
IonQ, Inc.*(b)	7,806	46,368
Super Micro Computer, Inc.*	2,984	194,199
Turtle Beach Corp.*	1,018	9,559
Xerox Holdings Corp.	7,512	124,849
		602,363
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc., Class A*	6,200	25,482
Crocs, Inc.*	3,986	293,768
Ermenegildo Zegna NV(b)	3,107	31,816
Fossil Group, Inc.*	3,063	12,956
G-III Apparel Group Ltd.*	2,866	60,387
Kontoor Brands, Inc.	3,704	137,900
Movado Group, Inc.	1,027	32,751
Oxford Industries, Inc.	1,019	108,758
PLBY Group, Inc.*(b)	2,045	9,203
Rocky Brands, Inc.	453	11,837
Steven Madden Ltd.	5,185	150,935
Superior Group of Cos., Inc.	768	8,532
Unifi, Inc.*	915	10,394
Wolverine World Wide, Inc.	5,257	102,722
		997,441
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc.*	3,765	157,302
Blue Foundry Bancorp*	1,723	19,590

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Bridgewater Bancshares, Inc.*	1,355	23,279
Capitol Federal Financial, Inc.	8,542	77,391
Columbia Financial, Inc.*(b)	2,272	48,462
Enact Holdings, Inc.	1,974	50,140
Essent Group Ltd.	6,922	276,811
Federal Agricultural Mortgage Corp., Class C	598	65,326
Finance of America Cos., Inc., Class A*(b)	2,551	3,112
Flagstar Bancorp, Inc.	3,434	132,312
Greene County Bancorp, Inc.(b)	222	11,810
Hingham Institution For Savings (The)	97	28,799
Home Bancorp, Inc.	480	18,739
Home Point Capital, Inc.(b)	523	1,203
Kearny Financial Corp.	4,072	46,258
Luther Burbank Corp.	976	12,795
Merchants Bancorp	1,033	27,860
Mr Cooper Group, Inc.*	4,769	201,729
NMI Holdings, Inc., Class A*	5,553	114,003
Northfield Bancorp, Inc.	2,872	42,333
PennyMac Financial Services, Inc.	1,944	103,265
Pioneer Bancorp, Inc.*	762	7,125
Provident Bancorp, Inc.	947	13,722
Provident Financial Services, Inc.	4,908	114,013
Radian Group, Inc.	11,384	240,316
Security National Financial Corp., Class A*	1	8
Southern Missouri Bancorp, Inc.	522	27,525
Sterling Bancorp, Inc.*	1,126	6,632
TrustCo Bank Corp.	1,233	41,108
Velocity Financial, Inc.*	565	6,452
Walker & Dunlop, Inc.(b)	2,017	202,628
Waterstone Financial, Inc.	1,322	22,857
WSFS Financial Corp.	4,233	204,666
		2,349,571
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	10,636	14,252
Turning Point Brands, Inc.	1,003	23,390
Universal Corp.	1,588	81,052
Vector Group Ltd.	9,445	92,561
		211,255
Trading Companies & Distributors - 1.1%
Alta Equipment Group, Inc.	1,379	16,231
Applied Industrial Technologies, Inc.	2,514	266,534
Beacon Roofing Supply, Inc.*	3,570	196,029
BlueLinx Holdings, Inc.*	616	43,182
Boise Cascade Co.	2,595	161,746
Custom Truck One Source, Inc.*(b)	3,920	25,794
Distribution Solutions Group, Inc.*	324	12,876
DXP Enterprises, Inc.*	1,000	26,580
GATX Corp.	2,333	225,391
Global Industrial Co.	855	25,718
GMS, Inc.*	2,842	136,984
H&E Equipment Services, Inc.	2,096	66,359
Herc Holdings, Inc.	1,686	189,726
Hudson Technologies, Inc.*	2,833	23,514
Karat Packaging, Inc.*	372	6,655
McGrath RentCorp	1,592	134,556
MRC Global, Inc.*	5,454	53,068
NOW, Inc.*	7,245	87,809
Rush Enterprises, Inc., Class A	2,790	131,297
Rush Enterprises, Inc., Class B	447	22,636
Textainer Group Holdings Ltd.	3,050	92,659
Titan Machinery, Inc.*	1,329	40,907
Transcat, Inc.*	468	34,674
Triton International Ltd.	4,180	249,086
Veritiv Corp.*	956	113,946
		2,383,957
Water Utilities - 0.3%
American States Water Co.	2,426	201,285
Artesian Resources Corp., Class A	540	29,500
California Water Service Group	3,527	206,435
Global Water Resources, Inc.	848	11,550
Middlesex Water Co.	1,141	101,287
Pure Cycle Corp.*	1,279	13,199
SJW Group	1,773	114,004
York Water Co. (The)	933	41,024
		718,284
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	3,287	48,845
KORE Group Holdings, Inc.*(b)	2,306	6,895
Shenandoah Telecommunications Co.	3,182	70,927
Telephone and Data Systems, Inc.	6,625	107,789
United States Cellular Corp.*	980	28,018
		262,474
TOTAL COMMON STOCKS (Cost $205,581,309)		158,577,167

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(e)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH, CVR*(e)(f)	1,074	537
Pharmaceuticals - 0.0%(d)
Zogenix, Inc., CVR*(e)(f)	6,278	4,269
TOTAL RIGHTS (Cost $2,244)		4,806

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(g) - 2.4%

INVESTMENT COMPANIES - 2.4%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $5,484,197)	5,484,197	5,484,197

UltraPro Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 33.0%

REPURCHASE AGREEMENTS(h) - 33.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $73,869,481 (Cost $73,864,966)	73,864,966	73,864,966

Total Investments - 106.2% (Cost $284,932,716)		237,931,136
Liabilities in excess of other assets - (6.2%)		(13,877,128)
Net Assets - 100.0%		224,054,008

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $85,246,351.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $8,094,100, collateralized in the form of cash with a value of $5,484,197 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,979,277 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $8,463,474.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of August 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2022 amounted to $4,806, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $5,484,197.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

UltraPro Russell2000 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	109	9/16/2022	USD	$10,053,070	$1,033,735

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
49,728,540	5/8/2023	Bank of America NA	2.18%	Russell 2000® Index	(30,979,348)
29,362,079	11/6/2023	Barclays Capital	2.83%	Russell 2000® Index	407,886
111,779,490	5/8/2023	BNP Paribas SA	2.48%	Russell 2000® Index	(27,317,642)
24,720,429	4/10/2023	Citibank NA	2.62%	Russell 2000® Index	(49,534,264)
32,509,991	11/7/2022	Credit Suisse International	2.78%	Russell 2000® Index	(8,316,119)
15,791,199	4/10/2023	Goldman Sachs International	2.73%	Russell 2000® Index	(2,760,108)
23,542,036	11/6/2023	Morgan Stanley & Co. International plc	2.78%	Russell 2000® Index	(11,719,708)
106,568,006	3/7/2023	Societe Generale	2.68%	Russell 2000® Index	(23,036,258)
109,525,975	3/7/2023	UBS AG	2.33%	Russell 2000® Index	(17,484,495)
503,527,745					(170,740,056)
				Total Unrealized Appreciation	407,886
				Total Unrealized Depreciation	(171,147,942)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 70.5%

Aerospace & Defense - 1.2%
Boeing Co. (The)*	25,296	4,053,684
General Dynamics Corp.	10,437	2,389,342
Howmet Aerospace, Inc.	17,071	604,826
Huntington Ingalls Industries, Inc.	1,840	423,678
L3Harris Technologies, Inc.	8,736	1,993,468
Lockheed Martin Corp.	10,801	4,537,608
Northrop Grumman Corp.	6,664	3,185,325
Raytheon Technologies Corp.	67,678	6,074,101
Textron, Inc.	9,794	610,950
TransDigm Group, Inc.	2,351	1,411,517
		25,284,499
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	5,776	659,330
Expeditors International of Washington, Inc.	7,656	787,726
FedEx Corp.	10,883	2,294,245
United Parcel Service, Inc., Class B	33,431	6,502,664
		10,243,965
Airlines - 0.1%
Alaska Air Group, Inc.*	5,713	248,858
American Airlines Group, Inc.*	29,542	383,750
Delta Air Lines, Inc.*	29,168	906,250
Southwest Airlines Co.*	27,000	990,900
United Airlines Holdings, Inc.*	14,879	520,914
		3,050,672
Auto Components - 0.1%
Aptiv plc*	12,344	1,153,300
BorgWarner, Inc.	10,891	410,591
		1,563,891
Automobiles - 1.7%
Ford Motor Co.	179,584	2,736,860
General Motors Co.	66,311	2,533,743
Tesla, Inc.*	114,544	31,569,472
		36,840,075
Banks - 2.6%
Bank of America Corp.	322,582	10,841,981
Citigroup, Inc.	88,366	4,313,144
Citizens Financial Group, Inc.	22,336	819,284
Comerica, Inc.	5,964	478,909
Fifth Third Bancorp	31,205	1,065,651
First Republic Bank	8,156	1,238,325
Huntington Bancshares, Inc.	65,466	877,244
JPMorgan Chase & Co.	133,627	15,197,399
KeyCorp	42,462	751,153
M&T Bank Corp.	8,154	1,482,234
PNC Financial Services Group, Inc. (The)	18,786	2,968,188
Regions Financial Corp.	42,519	921,387
Signature Bank	2,857	498,147
SVB Financial Group*	2,667	1,084,189
Truist Financial Corp.	60,596	2,838,317
US Bancorp	61,488	2,804,468
Wells Fargo & Co.	172,434	7,537,090
Zions Bancorp NA	6,906	380,037
		56,097,147
Beverages - 1.3%
Brown-Forman Corp., Class B	8,323	605,082
Coca-Cola Co. (The)	177,528	10,955,253
Constellation Brands, Inc., Class A	7,420	1,825,691
Keurig Dr Pepper, Inc.	33,554	1,279,078
Molson Coors Beverage Co., Class B	8,583	443,484
Monster Beverage Corp.*	17,080	1,517,216
PepsiCo, Inc.	62,914	10,838,195
		27,463,999
Biotechnology - 1.4%
AbbVie, Inc.	80,377	10,807,491
Amgen, Inc.	24,324	5,845,057
Biogen, Inc.*	6,670	1,303,185
Gilead Sciences, Inc.	57,053	3,621,154
Incyte Corp.*	8,581	604,360
Moderna, Inc.*	15,753	2,083,649
Regeneron Pharmaceuticals, Inc.*	4,910	2,853,005
Vertex Pharmaceuticals, Inc.*	11,668	3,287,576
		30,405,477
Building Products - 0.3%
A O Smith Corp.	5,921	334,240
Allegion plc	4,008	381,161
Carrier Global Corp.	38,581	1,509,289
Fortune Brands Home & Security, Inc.	5,967	366,553
Johnson Controls International plc	31,680	1,715,155
Masco Corp.	10,757	547,208
Trane Technologies plc	10,656	1,641,770
		6,495,376
Capital Markets - 2.1%
Ameriprise Financial, Inc.	4,983	1,335,494
Bank of New York Mellon Corp. (The)	33,771	1,402,510
BlackRock, Inc.	6,466	4,308,878
Cboe Global Markets, Inc.	4,850	572,155
Charles Schwab Corp. (The)	68,643	4,870,221
CME Group, Inc.	16,323	3,192,942
FactSet Research Systems, Inc.	1,727	748,378
Franklin Resources, Inc.	12,746	332,288
Goldman Sachs Group, Inc. (The)	15,631	5,199,965
Intercontinental Exchange, Inc.	25,395	2,561,086
Invesco Ltd.	15,323	252,370
MarketAxess Holdings, Inc.	1,720	427,575
Moody's Corp.	7,289	2,073,866
Morgan Stanley	63,652	5,424,423
MSCI, Inc.	3,681	1,653,652
Nasdaq, Inc.	15,798	940,455
Northern Trust Corp.	9,455	899,076
Raymond James Financial, Inc.	8,841	922,735
S&P Global, Inc.	15,797	5,563,387
State Street Corp.	16,703	1,141,650
T. Rowe Price Group, Inc.(b)	10,308	1,236,960
		45,060,066
Chemicals - 1.3%
Air Products and Chemicals, Inc.	10,112	2,552,774
Albemarle Corp.	5,330	1,428,227
Celanese Corp.	4,921	545,542
CF Industries Holdings, Inc.	9,465	979,249
Corteva, Inc.	32,905	2,021,354
Dow, Inc.	33,113	1,688,763
DuPont de Nemours, Inc.	23,154	1,288,288
Eastman Chemical Co.	5,869	534,079
Ecolab, Inc.	11,289	1,849,477
FMC Corp.	5,708	616,921
International Flavors & Fragrances, Inc.	11,602	1,281,789

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc(b)	22,898	6,476,928
LyondellBasell Industries NV, Class A	11,780	977,740
Mosaic Co. (The)	16,487	888,155
PPG Industries, Inc.	10,768	1,367,321
Sherwin-Williams Co. (The)	10,916	2,533,604
		27,030,211
Commercial Services & Supplies - 0.3%
Cintas Corp.	3,967	1,613,934
Copart, Inc.*	9,706	1,161,323
Republic Services, Inc.	9,461	1,350,274
Rollins, Inc.	10,280	347,053
Waste Management, Inc.	17,393	2,939,939
		7,412,523
Communications Equipment - 0.6%
Arista Networks, Inc.*	10,226	1,225,893
Cisco Systems, Inc.	188,961	8,450,336
F5, Inc.*	2,757	433,014
Juniper Networks, Inc.	14,704	417,888
Motorola Solutions, Inc.	7,616	1,853,810
		12,380,941
Construction & Engineering - 0.0%(c)
Quanta Services, Inc.	6,525	921,983

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,845	989,235
Vulcan Materials Co.	6,079	1,012,093
		2,001,328
Consumer Finance - 0.4%
American Express Co.	27,774	4,221,648
Capital One Financial Corp.	17,879	1,891,956
Discover Financial Services	12,755	1,281,750
Synchrony Financial	22,806	746,896
		8,142,250
Containers & Packaging - 0.2%
Amcor plc	68,352	820,907
Avery Dennison Corp.	3,687	677,007
Ball Corp.	14,546	811,812
International Paper Co.	16,880	702,546
Packaging Corp. of America	4,248	581,636
Sealed Air Corp.	6,654	358,052
Westrock Co.	11,605	471,047
		4,423,007
Distributors - 0.1%
Genuine Parts Co.	6,426	1,002,520
LKQ Corp.	11,825	629,327
Pool Corp.	1,842	624,788
		2,256,635
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	82,302	23,110,402

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	325,483	5,708,972
Lumen Technologies, Inc.	42,295	421,258
Verizon Communications, Inc.	191,010	7,986,128
		14,116,358
Electric Utilities - 1.4%
Alliant Energy Corp.	11,429	697,626
American Electric Power Co., Inc.	23,370	2,341,674
Constellation Energy Corp.	14,876	1,213,733
Duke Energy Corp.	35,033	3,745,378
Edison International	17,373	1,177,368
Entergy Corp.	9,290	1,071,137
Evergy, Inc.	10,396	712,438
Eversource Energy	15,700	1,408,133
Exelon Corp.	44,581	1,957,552
FirstEnergy Corp.	25,946	1,026,164
NextEra Energy, Inc.	89,368	7,601,642
NRG Energy, Inc.	10,814	446,402
Pinnacle West Capital Corp.	5,144	387,600
PPL Corp.	33,482	973,657
Southern Co. (The)	48,358	3,726,951
Xcel Energy, Inc.	24,793	1,840,880
		30,328,335
Electrical Equipment - 0.4%
AMETEK, Inc.	10,491	1,260,599
Eaton Corp. plc	18,176	2,483,569
Emerson Electric Co.	27,044	2,210,576
Generac Holdings, Inc.*	2,883	635,442
Rockwell Automation, Inc.	5,299	1,255,545
		7,845,731
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	27,147	1,996,119
CDW Corp.	6,158	1,051,170
Corning, Inc.	34,546	1,185,619
Keysight Technologies, Inc.*	8,284	1,357,665
TE Connectivity Ltd.	14,627	1,846,074
Teledyne Technologies, Inc.*	2,121	781,291
Trimble, Inc.*	11,395	720,734
Zebra Technologies Corp., Class A*	2,385	719,411
		9,658,083
Energy Equipment & Services - 0.2%
Baker Hughes Co.	42,563	1,075,141
Halliburton Co.	41,014	1,235,752
Schlumberger NV	64,320	2,453,808
		4,764,701
Entertainment - 1.0%
Activision Blizzard, Inc.	35,563	2,791,340
Electronic Arts, Inc.	12,764	1,619,369
Live Nation Entertainment, Inc.*(b)	6,224	562,400
Netflix, Inc.*	20,203	4,516,583
Take-Two Interactive Software, Inc.*	7,182	880,226
Walt Disney Co. (The)*	82,843	9,285,043
Warner Bros Discovery, Inc.*	100,463	1,330,130
		20,985,091
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	6,775	1,039,285
American Tower Corp.	21,147	5,372,395
AvalonBay Communities, Inc.	6,361	1,277,989
Boston Properties, Inc.	6,468	513,753
Camden Property Trust	4,861	624,687
Crown Castle, Inc.	19,691	3,363,814
Digital Realty Trust, Inc.	12,933	1,598,907
Duke Realty Corp.	17,490	1,029,286
Equinix, Inc.	4,137	2,719,540
Equity Residential	15,571	1,139,486
Essex Property Trust, Inc.	2,955	783,252
Extra Space Storage, Inc.	6,125	1,217,221
Federal Realty Investment Trust	3,264	330,545
Healthpeak Properties, Inc.	24,560	644,700
Host Hotels & Resorts, Inc.	32,542	578,271
Iron Mountain, Inc.	13,223	695,662
Kimco Realty Corp.	28,098	592,306

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.(b)	5,268	872,750
Prologis, Inc.	33,677	4,193,123
Public Storage	6,943	2,296,953
Realty Income Corp.	27,378	1,869,370
Regency Centers Corp.	7,045	428,618
SBA Communications Corp.	4,901	1,594,050
Simon Property Group, Inc.	14,937	1,523,275
UDR, Inc.	13,585	609,559
Ventas, Inc.	18,194	870,765
VICI Properties, Inc.	43,810	1,445,292
Vornado Realty Trust	7,233	189,649
Welltower, Inc.	20,695	1,586,272
Weyerhaeuser Co.	33,864	1,156,794
		42,157,569
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	20,178	10,534,934
Kroger Co. (The)	29,834	1,430,242
Sysco Corp.	23,185	1,906,271
Walgreens Boots Alliance, Inc.	32,627	1,143,903
Walmart, Inc.	63,852	8,463,582
		23,478,932
Food Products - 0.8%
Archer-Daniels-Midland Co.	25,577	2,247,963
Campbell Soup Co.	9,213	464,151
Conagra Brands, Inc.	21,848	751,134
General Mills, Inc.	27,405	2,104,704
Hershey Co. (The)	6,650	1,494,055
Hormel Foods Corp.	12,886	647,908
J M Smucker Co. (The)	4,926	689,591
Kellogg Co.	11,544	839,711
Kraft Heinz Co. (The)	32,261	1,206,561
Lamb Weston Holdings, Inc.	6,562	521,876
McCormick & Co., Inc. (Non-Voting)	11,398	958,230
Mondelez International, Inc., Class A	62,963	3,894,891
Tyson Foods, Inc., Class A	13,281	1,001,122
		16,821,897
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	6,325	717,129

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	79,639	8,174,943
ABIOMED, Inc.*	2,044	529,968
Align Technology, Inc.*	3,351	816,639
Baxter International, Inc.	22,890	1,315,259
Becton Dickinson and Co.	12,948	3,268,334
Boston Scientific Corp.*	65,008	2,620,473
Cooper Cos., Inc. (The)	2,246	645,590
DENTSPLY SIRONA, Inc.	9,808	321,408
Dexcom, Inc.*	17,853	1,467,695
Edwards Lifesciences Corp.*	28,259	2,546,136
Hologic, Inc.*	11,364	767,752
IDEXX Laboratories, Inc.*	3,816	1,326,518
Intuitive Surgical, Inc.*	16,299	3,353,356
Medtronic plc	61,039	5,366,549
ResMed, Inc.	6,669	1,466,647
STERIS plc	4,542	914,668
Stryker Corp.	15,312	3,142,023
Teleflex, Inc.	2,124	480,576
Zimmer Biomet Holdings, Inc.	9,515	1,011,635
		39,536,169
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	6,881	1,008,479
Cardinal Health, Inc.	12,420	878,342
Centene Corp.*	26,620	2,388,879
Cigna Corp.	14,434	4,091,317
CVS Health Corp.	59,682	5,857,788
DaVita, Inc.*	2,760	235,401
Elevance Health, Inc.	10,976	5,324,567
HCA Healthcare, Inc.	10,315	2,041,029
Henry Schein, Inc.*	6,246	458,519
Humana, Inc.	5,737	2,763,972
Laboratory Corp. of America Holdings	4,213	949,063
McKesson Corp.	6,594	2,419,998
Molina Healthcare, Inc.*	2,668	900,103
Quest Diagnostics, Inc.	5,352	670,659
UnitedHealth Group, Inc.	42,681	22,165,524
Universal Health Services, Inc., Class B	3,041	297,532
		52,451,172
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.*	1,868	3,504,013
Caesars Entertainment, Inc.*	9,761	420,894
Carnival Corp.*	44,403	420,052
Chipotle Mexican Grill, Inc.*	1,257	2,007,178
Darden Restaurants, Inc.	5,657	699,828
Domino's Pizza, Inc.	1,644	611,338
Expedia Group, Inc.*	6,914	709,722
Hilton Worldwide Holdings, Inc.	12,659	1,612,250
Las Vegas Sands Corp.*	15,661	589,323
Marriott International, Inc., Class A	12,526	1,925,747
McDonald's Corp.	33,634	8,485,186
MGM Resorts International	16,087	525,080
Norwegian Cruise Line Holdings Ltd.*	19,076	249,514
Penn Entertainment, Inc.*	7,459	232,945
Royal Caribbean Cruises Ltd.*	10,210	417,079
Starbucks Corp.	52,186	4,387,277
Wynn Resorts Ltd.*	4,814	291,680
Yum! Brands, Inc.	12,951	1,440,669
		28,529,775
Household Durables - 0.2%
DR Horton, Inc.	14,543	1,034,734
Garmin Ltd.	6,947	614,740
Lennar Corp., Class A	11,770	911,587
Mohawk Industries, Inc.*	2,333	257,470
Newell Brands, Inc.	16,770	299,345
NVR, Inc.*	150	621,009
PulteGroup, Inc.	10,826	440,185
Whirlpool Corp.	2,574	403,088
		4,582,158
Household Products - 1.0%
Church & Dwight Co., Inc.	11,037	923,907
Clorox Co. (The)	5,608	809,459
Colgate-Palmolive Co.	38,101	2,979,879
Kimberly-Clark Corp.	15,331	1,955,009
Procter & Gamble Co. (The)	109,173	15,059,324
		21,727,578
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	30,391	773,451

Industrial Conglomerates - 0.6%
3M Co.	25,912	3,222,157

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
General Electric Co.	50,058	3,676,260
Honeywell International, Inc.	30,977	5,865,495
		12,763,912
Insurance - 1.5%
Aflac, Inc.	26,989	1,603,686
Allstate Corp. (The)	12,515	1,508,057
American International Group, Inc.	36,040	1,865,070
Aon plc, Class A	9,650	2,694,859
Arthur J Gallagher & Co.	9,536	1,731,452
Assurant, Inc.	2,466	390,836
Brown & Brown, Inc.	10,676	673,015
Chubb Ltd.	19,288	3,646,396
Cincinnati Financial Corp.	6,805	659,813
Everest Re Group Ltd.	1,810	486,980
Globe Life, Inc.	4,144	402,755
Hartford Financial Services Group, Inc. (The)	14,960	962,078
Lincoln National Corp.	7,351	338,587
Loews Corp.	8,843	489,106
Marsh & McLennan Cos., Inc.	22,826	3,683,432
MetLife, Inc.	31,407	2,020,412
Principal Financial Group, Inc.	10,710	800,680
Progressive Corp. (The)	26,615	3,264,330
Prudential Financial, Inc.	17,045	1,632,059
Travelers Cos., Inc. (The)	10,912	1,763,816
W R Berkley Corp.	9,512	616,378
Willis Towers Watson plc	5,076	1,049,869
		32,283,666
Interactive Media & Services - 3.5%
Alphabet, Inc., Class A*	273,645	29,613,862
Alphabet, Inc., Class C*	251,086	27,406,037
Match Group, Inc.*	12,972	733,307
Meta Platforms, Inc., Class A*	104,353	17,002,234
Twitter, Inc.*	34,695	1,344,431
		76,099,871
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	398,086	50,465,362
eBay, Inc.	25,443	1,122,799
Etsy, Inc.*	5,765	608,842
		52,197,003
IT Services - 3.1%
Accenture plc, Class A	28,804	8,308,802
Akamai Technologies, Inc.*	7,279	657,148
Automatic Data Processing, Inc.	19,014	4,647,212
Broadridge Financial Solutions, Inc.	5,344	914,733
Cognizant Technology Solutions Corp., Class A	23,702	1,497,255
DXC Technology Co.*	11,120	275,554
EPAM Systems, Inc.*	2,618	1,116,577
Fidelity National Information Services, Inc.	27,797	2,539,812
Fiserv, Inc.*	26,479	2,679,410
FleetCor Technologies, Inc.*	3,529	750,018
Gartner, Inc.*	3,654	1,042,559
Global Payments, Inc.	12,780	1,587,659
International Business Machines Corp.	40,928	5,257,202
Jack Henry & Associates, Inc.	3,332	640,410
Mastercard, Inc., Class A	39,108	12,685,462
Paychex, Inc.	14,604	1,801,257
PayPal Holdings, Inc.*	52,712	4,925,409
VeriSign, Inc.*	4,331	789,195
Visa, Inc., Class A	74,833	14,870,066
		66,985,740
Leisure Products - 0.0%(c)
Hasbro, Inc.	5,972	470,713

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	13,656	1,751,382
Bio-Rad Laboratories, Inc., Class A*	993	481,645
Bio-Techne Corp.	1,798	596,594
Charles River Laboratories International, Inc.*	2,300	472,075
Danaher Corp.	29,445	7,947,500
Illumina, Inc.*	7,127	1,437,088
IQVIA Holdings, Inc.*	8,624	1,833,980
Mettler-Toledo International, Inc.*	1,039	1,259,746
PerkinElmer, Inc.	5,716	772,003
Thermo Fisher Scientific, Inc.	17,796	9,704,515
Waters Corp.*	2,744	819,358
West Pharmaceutical Services, Inc.	3,388	1,005,186
		28,081,072
Machinery - 1.1%
Caterpillar, Inc.	24,284	4,485,498
Cummins, Inc.	6,401	1,378,583
Deere & Co.	12,697	4,637,579
Dover Corp.	6,548	818,238
Fortive Corp.	16,275	1,030,696
IDEX Corp.	3,452	694,577
Illinois Tool Works, Inc.	12,889	2,511,164
Ingersoll Rand, Inc.	18,472	875,018
Nordson Corp.	2,463	559,520
Otis Worldwide Corp.	19,236	1,389,224
PACCAR, Inc.	15,826	1,384,933
Parker-Hannifin Corp.	5,847	1,549,455
Pentair plc	7,542	335,619
Snap-on, Inc.	2,429	529,182
Stanley Black & Decker, Inc.	6,887	606,745
Westinghouse Air Brake Technologies Corp.	8,317	728,985
Xylem, Inc.	8,207	747,658
		24,262,674
Media - 0.6%
Charter Communications, Inc., Class A*	5,281	2,179,099
Comcast Corp., Class A	203,389	7,360,648
DISH Network Corp., Class A*(b)	11,426	198,241
Fox Corp., Class A	14,187	484,912
Fox Corp., Class B	6,566	207,617
Interpublic Group of Cos., Inc. (The)	17,885	494,341
News Corp., Class A	17,676	299,078
News Corp., Class B	5,487	94,596
Omnicom Group, Inc.	9,374	627,120
Paramount Global, Class B	27,700	647,903
		12,593,555
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	65,945	1,951,972
Newmont Corp.	36,104	1,493,261
Nucor Corp.	12,086	1,606,713
		5,051,946
Multiline Retail - 0.3%
Dollar General Corp.	10,381	2,464,657
Dollar Tree, Inc.*	10,230	1,388,006

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Target Corp.	21,023	3,370,828
		7,223,491
Multi-Utilities - 0.7%
Ameren Corp.	11,752	1,088,470
CenterPoint Energy, Inc.	28,655	903,492
CMS Energy Corp.	13,202	891,663
Consolidated Edison, Inc.	16,118	1,575,373
Dominion Energy, Inc.	36,900	3,018,420
DTE Energy Co.	8,774	1,143,603
NiSource, Inc.	18,464	544,873
Public Service Enterprise Group, Inc.	22,703	1,461,165
Sempra Energy	14,286	2,356,762
WEC Energy Group, Inc.	14,348	1,479,853
		14,463,674
Oil, Gas & Consumable Fuels - 3.1%
APA Corp.	15,394	602,059
Chevron Corp.	89,405	14,131,354
ConocoPhillips	58,859	6,442,118
Coterra Energy, Inc.(b)	36,689	1,134,057
Devon Energy Corp.	27,905	1,970,651
Diamondback Energy, Inc.	7,602	1,013,195
EOG Resources, Inc.	26,654	3,233,130
Exxon Mobil Corp.	191,680	18,322,691
Hess Corp.	12,597	1,521,466
Kinder Morgan, Inc.	88,718	1,625,314
Marathon Oil Corp.	32,170	823,230
Marathon Petroleum Corp.	24,597	2,478,148
Occidental Petroleum Corp.	40,499	2,875,429
ONEOK, Inc.	20,311	1,243,642
Phillips 66	21,879	1,957,295
Pioneer Natural Resources Co.	10,226	2,589,428
Valero Energy Corp.	18,561	2,173,864
Williams Cos., Inc. (The)	55,390	1,884,922
		66,021,993
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	10,555	2,684,981

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	96,830	6,527,310
Catalent, Inc.*	8,141	716,408
Eli Lilly & Co.	35,881	10,808,434
Johnson & Johnson	119,733	19,317,722
Merck & Co., Inc.	115,031	9,819,046
Organon & Co.	11,559	329,778
Pfizer, Inc.	255,250	11,544,958
Viatris, Inc.	55,183	526,998
Zoetis, Inc.	21,410	3,351,307
		62,941,961
Professional Services - 0.2%
Equifax, Inc.	5,577	1,052,659
Jacobs Solutions, Inc.	5,860	730,039
Leidos Holdings, Inc.	6,212	590,451
Nielsen Holdings plc	16,335	454,766
Robert Half International, Inc.	5,014	385,927
Verisk Analytics, Inc.	7,173	1,342,499
		4,556,341
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	14,886	1,175,399

Road & Rail - 0.7%
CSX Corp.	98,898	3,130,122
JB Hunt Transport Services, Inc.	3,807	662,494
Norfolk Southern Corp.	10,870	2,642,823
Old Dominion Freight Line, Inc.	4,174	1,132,865
Union Pacific Corp.	28,595	6,419,864
		13,988,168
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	73,745	6,258,780
Analog Devices, Inc.	23,791	3,605,050
Applied Materials, Inc.	40,184	3,780,109
Broadcom, Inc.	18,569	9,267,974
Enphase Energy, Inc.*	6,153	1,762,465
Intel Corp.	186,055	5,938,876
KLA Corp.	6,811	2,343,869
Lam Research Corp.	6,312	2,764,088
Microchip Technology, Inc.	25,283	1,649,716
Micron Technology, Inc.	50,793	2,871,328
Monolithic Power Systems, Inc.	1,999	905,907
NVIDIA Corp.	113,924	17,195,689
NXP Semiconductors NV	11,946	1,966,073
ON Semiconductor Corp.*	19,784	1,360,546
Qorvo, Inc.*	4,925	442,166
QUALCOMM, Inc.	50,959	6,740,347
Skyworks Solutions, Inc.	7,309	720,302
SolarEdge Technologies, Inc.*	2,533	699,032
Teradyne, Inc.	7,274	615,671
Texas Instruments, Inc.	41,954	6,931,220
		77,819,208
Software - 6.2%
Adobe, Inc.*	21,508	8,031,948
ANSYS, Inc.*	3,968	985,254
Autodesk, Inc.*	9,909	1,999,042
Cadence Design Systems, Inc.*	12,552	2,181,161
Ceridian HCM Holding, Inc.*	6,222	371,080
Citrix Systems, Inc.	5,657	581,370
Fortinet, Inc.*	29,351	1,429,100
Intuit, Inc.	12,865	5,554,850
Microsoft Corp.	340,226	88,958,892
NortonLifeLock, Inc.	26,499	598,612
Oracle Corp.	71,608	5,309,733
Paycom Software, Inc.*	2,185	767,372
PTC, Inc.*	4,801	551,587
Roper Technologies, Inc.	4,835	1,946,474
Salesforce, Inc.*	45,218	7,059,434
ServiceNow, Inc.*	9,130	3,968,081
Synopsys, Inc.*	6,965	2,410,029
Tyler Technologies, Inc.*	1,882	699,182
		133,403,201
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	2,789	470,337
AutoZone, Inc.*	915	1,939,077
Bath & Body Works, Inc.	10,887	406,412
Best Buy Co., Inc.	9,227	652,257
CarMax, Inc.*	7,291	644,816
Home Depot, Inc. (The)	46,999	13,555,452
Lowe's Cos., Inc.	30,102	5,844,002
O'Reilly Automotive, Inc.*	2,972	2,071,841
Ross Stores, Inc.	16,008	1,381,010
TJX Cos., Inc. (The)	53,464	3,333,480
Tractor Supply Co.	5,090	942,413
Ulta Beauty, Inc.*	2,371	995,512
		32,236,609
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	699,449	109,967,372

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Hewlett Packard Enterprise Co.	59,154	804,494
HP, Inc.(b)	47,890	1,374,922
NetApp, Inc.	10,149	732,047
Seagate Technology Holdings plc	8,999	602,573
Western Digital Corp.*	14,241	601,825
		114,083,233
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	57,716	6,143,868
PVH Corp.	3,063	172,294
Ralph Lauren Corp.	2,096	191,428
Tapestry, Inc.	11,472	398,422
VF Corp.	14,656	607,491
		7,513,503
Tobacco - 0.5%
Altria Group, Inc.	82,372	3,716,625
Philip Morris International, Inc.	70,507	6,732,713
		10,449,338
Trading Companies & Distributors - 0.2%
Fastenal Co.	26,188	1,318,042
United Rentals, Inc.*(b)	3,273	955,847
WW Grainger, Inc.	1,959	1,087,127
		3,361,016
Water Utilities - 0.1%
American Water Works Co., Inc.	8,274	1,228,275

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	26,775	3,854,529

TOTAL COMMON STOCKS (Cost $1,826,816,201)		1,516,453,648

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 53.2%

REPURCHASE AGREEMENTS(d) - 16.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $346,297,607
(Cost $346,276,437)	346,276,437	346,276,437

U.S. TREASURY OBLIGATIONS - 37.1%
U.S. Treasury Bills
2.02%, 9/22/2022(e)	175,000,000	174,790,730
1.68%, 9/29/2022(e)	100,000,000	99,834,644
2.49%, 11/10/2022(e)	200,000,000	198,989,212
2.61%, 11/17/2022(e)	75,000,000	74,570,885
2.59%, 12/1/2022(e)	250,000,000	248,189,005
TOTAL U.S. TREASURY OBLIGATIONS (Cost $796,664,249)		796,374,476

TOTAL SHORT-TERM INVESTMENTS (Cost $1,142,940,686)		1,142,650,913
Total Investments - 123.7% (Cost $2,969,756,887)		2,659,104,561
Liabilities in excess of other assets - (23.7%)		(509,556,040)
Net Assets - 100.0%		2,149,548,521

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,699,296,472.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $294,080, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from December 15, 2022 – May 15, 2051. The total value of collateral is $306,852.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of August 31, 2022.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	273	9/16/2022	USD	$54,006,225	$3,344,903

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
562,658,075	5/8/2023	Bank of America NA	2.68%	S&P 500®	(157,720,912)
555,784,285	5/8/2023	BNP Paribas SA	2.93%	S&P 500®	(130,451,597)
461,390,300	4/10/2023	Citibank NA	2.99%	S&P 500®	(68,833,344)
339,058,195	11/6/2023	Credit Suisse International	2.93%	S&P 500®	(40,847,068)
862,557,815	4/8/2024	Goldman Sachs International	2.93%	S&P 500®	(32,340,407)
551,967,710	5/8/2023	J.P. Morgan Securities	2.73%	S&P 500®	(175,185,133)
350,859,915	4/10/2023	Morgan Stanley & Co. International plc	2.88%	S&P 500®	(116,097,354)
582,440,985	3/7/2023	Societe Generale	2.83%	S&P 500®	(208,961,372)
611,237,340	3/7/2023	UBS AG	2.83%	S&P 500®	(151,724,826)
4,877,954,620					(1,082,162,013)
				Total Unrealized Depreciation	(1,082,162,013)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 88.8%

REPURCHASE AGREEMENTS(a) - 33.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $128,977,143
(Cost $128,969,258)	128,969,258	128,969,258

U.S. TREASURY OBLIGATIONS - 55.5%
U.S. Treasury Bills
1.35%, 9/8/2022(b)	50,000,000	49,980,215
1.53%, 9/15/2022(b)	50,000,000	49,958,389
1.67%, 9/22/2022(b)	75,000,000	74,910,313
0.69%, 12/29/2022(b)	40,000,000	39,604,986
TOTAL U.S. TREASURY OBLIGATIONS (Cost $214,793,893)		214,453,903

TOTAL SHORT-TERM INVESTMENTS (Cost $343,763,151)		343,423,161
Total Investments - 88.8% (Cost $343,763,151)		343,423,161
Other assets less liabilities - 11.2%		43,418,888
Net Assets - 100.0%		386,842,049

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of August 31, 2022.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	85	12/20/2022	USD	$11,514,844	$144,145

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(406,288,872)	1/16/2023	Bank of America NA	(2.03)%	ICE U.S. Treasury 20+ Year Bond Index	7,777,749
(227,216,798)	2/17/2023	Citibank NA	(1.88)%	ICE U.S. Treasury 20+ Year Bond Index	(1,685,715)
(299,957,331)	1/16/2023	Goldman Sachs International	(1.91)%	ICE U.S. Treasury 20+ Year Bond Index	10,683,181
(223,336,925)	1/16/2024	Societe Generale	(2.05)%	ICE U.S. Treasury 20+ Year Bond Index	9,959,456
(1,156,799,926)					26,734,671
				Total Unrealized Appreciation	28,420,386
				Total Unrealized Depreciation	(1,685,715)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 76.5%

REPURCHASE AGREEMENTS(a) - 13.8%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $53,730,184
(Cost $53,726,900)	53,726,900	53,726,900

U.S. TREASURY OBLIGATIONS(b) - 62.7%
U.S. Treasury Bills
1.90%, 9/1/2022(c)	25,000,000	25,000,000
0.11%, 9/8/2022(c)	20,000,000	19,992,086
2.09%, 9/22/2022(c)	50,000,000	49,940,209
1.68%, 9/29/2022(c)	50,000,000	49,917,322
2.62%, 11/17/2022(c)	100,000,000	99,427,847
TOTAL U.S. TREASURY OBLIGATIONS (Cost $244,316,027)		244,277,464

TOTAL SHORT-TERM INVESTMENTS (Cost $298,042,927)		298,004,364
Total Investments - 76.5% (Cost $298,042,927)		298,004,364
Other assets less liabilities - 23.5%		91,313,183
Net Assets - 100.0%		389,317,547

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $77,578,407.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	217	9/16/2022	USD	$34,212,220	$739,018

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(329,914,202)	5/8/2023	Bank of America NA	(2.53)%	Dow Jones Industrial AverageSM	15,005,149
(70,016,175)	11/6/2023	Barclays Capital	(2.53)%	Dow Jones Industrial AverageSM	3,513,138
(30,092,461)	5/8/2023	BNP Paribas SA	(2.63)%	Dow Jones Industrial AverageSM	15,974,010
(112,051,089)	4/10/2023	Citibank NA	(2.81)%	Dow Jones Industrial AverageSM	(8,683,918)
(215,216,237)	3/7/2023	Goldman Sachs International	(2.68)%	Dow Jones Industrial AverageSM	13,368,683
(128,720,107)	4/10/2023	Morgan Stanley & Co. International plc	(2.13)%	Dow Jones Industrial AverageSM	27,585,750
(96,579,468)	4/10/2023	Societe Generale	(2.43)%	Dow Jones Industrial AverageSM	(6,202,001)
(151,146,993)	3/7/2023	UBS AG	(2.53)%	Dow Jones Industrial AverageSM	22,648,787
(1,133,736,732)					83,209,598
				Total Unrealized Appreciation	98,095,517
				Total Unrealized Depreciation	(14,885,919)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short MidCap400 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 67.2%

REPURCHASE AGREEMENTS(a) - 67.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $6,807,376
(Cost $6,806,961)	6,806,961	6,806,961

Total Investments - 67.2% (Cost $6,806,961)		6,806,961
Other assets less liabilities - 32.8%		3,319,914
Net Assets - 100.0%		10,126,875

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	2	9/16/2022	USD	$486,060	$3,341

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,817,313)	11/7/2022	Bank of America NA	(2.43)%	S&P MidCap 400®	(879,605)
(8,620,503)	5/8/2023	BNP Paribas SA	(2.48)%	S&P MidCap 400®	622,504
(4,424,511)	4/8/2024	Citibank NA	(2.53)%	S&P MidCap 400®	(347,746)
(3,962,612)	4/10/2023	Morgan Stanley & Co. International plc	(2.13)%	S&P MidCap 400®	116,420
(7,069,493)	3/7/2023	Societe Generale	(2.06)%	S&P MidCap 400®	219,600
(29,894,432)					(268,827)
				Total Unrealized Appreciation	958,524
				Total Unrealized Depreciation	(1,227,351)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short QQQ Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.5%

REPURCHASE AGREEMENTS(a) - 6.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $357,163,676
(Cost $357,141,840)	357,141,840	357,141,840

U.S. TREASURY OBLIGATIONS(b) - 92.8%
U.S. Treasury Bills
1.90%, 9/1/2022(c)	200,000,000	200,000,000
2.07%, 9/6/2022(c)	250,000,000	249,930,460
0.13%, 9/8/2022(c)	400,000,000	399,841,724
1.44%, 9/13/2022(c)	375,000,000	374,729,374
1.53%, 9/15/2022(c)	100,000,000	99,916,778
1.87%, 9/22/2022(c)	400,000,000	399,521,668
1.68%, 9/29/2022(c)	275,000,000	274,545,271
1.34%, 10/6/2022(c)	150,000,000	149,679,166
1.33%, 10/13/2022(c)	125,000,000	124,663,490
1.97%, 10/20/2022(c)	350,000,000	348,831,654
2.00%, 11/3/2022(c)	410,000,000	408,116,444
2.42%, 11/8/2022(c)	100,000,000	99,515,217
2.51%, 11/10/2022(c)	450,000,000	447,725,727
2.61%, 11/17/2022(c)	75,000,000	74,570,885
2.44%, 11/25/2022(c)	250,000,000	248,347,888
2.59%, 12/1/2022(c)	400,000,000	397,102,408
2.56%, 12/29/2022(c)	345,000,000	341,593,004
2.97%, 1/12/2023(c)	100,000,000	98,887,418
2.87%, 1/26/2023(c)	200,000,000	197,520,498
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,937,772,849)		4,935,039,074

TOTAL SHORT-TERM INVESTMENTS (Cost $5,294,914,689)		5,292,180,914
Total Investments - 99.5% (Cost $5,294,914,689)		5,292,180,914
Other assets less liabilities - 0.5%		28,917,531
Net Assets - 100.0%		5,321,098,445

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,323,941,680.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraPro Short QQQ Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	607	9/16/2022	USD	$149,142,935	$5,199,640

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,474,533,493)	3/7/2023	Bank of America NA	(2.63)%	NASDAQ-100 Index®	54,304,820
(1,997,371,059)	11/6/2023	Barclays Capital	(2.53)%	NASDAQ-100 Index®	(70,635,204)
(2,177,426,283)	3/7/2023	BNP Paribas SA	(2.68)%	NASDAQ-100 Index®	(40,870,385)
(2,304,478,609)	11/6/2023	Citibank NA	(2.81)%	NASDAQ-100 Index®	11,696,748
(2,145,948,526)	11/6/2023	Goldman Sachs International	(2.68)%	NASDAQ-100 Index®	(56,345,058)
(2,096,713,142)	5/8/2023	J.P. Morgan Securities	(2.48)%	NASDAQ-100 Index®	195,069,079
(750,311,914)	11/7/2022	Morgan Stanley & Co. International plc	(2.13)%	NASDAQ-100 Index®	51,446,800
(1,405,675,132)	11/6/2023	Societe Generale	(2.88)%	NASDAQ-100 Index®	3,044,418
(1,462,478,726)	11/6/2023	UBS AG	(2.48)%	NASDAQ-100 Index®	(61,896,796)
(15,814,936,884)					85,814,422
				Total Unrealized Appreciation	315,561,865
				Total Unrealized Depreciation	(229,747,443)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Russell2000 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 67.6%

REPURCHASE AGREEMENTS(a) - 18.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $36,587,587
(Cost $36,585,350)	36,585,350	36,585,350

U.S. TREASURY OBLIGATIONS(b) - 49.5%
U.S. Treasury Bills
1.67%, 9/22/2022(c)	50,000,000	49,940,209
1.68%, 9/29/2022(c)	25,000,000	24,958,661
0.51%, 11/3/2022(c)	25,000,000	24,885,149
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,896,988)		99,784,019

TOTAL SHORT-TERM INVESTMENTS (Cost $136,482,338)		136,369,369
Total Investments - 67.6% (Cost $136,482,338)		136,369,369
Other assets less liabilities - 32.4%		65,251,908
Net Assets - 100.0%		201,621,277

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,994,971.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraPro Short Russell2000 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	55	9/16/2022	USD	$5,072,650	$213,150

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(116,349,219)	3/7/2023	Bank of America NA	(1.68)%	Russell 2000® Index	11,597,546
(49,970,120)	11/6/2023	Barclays Capital	(2.43)%	Russell 2000® Index	(2,057,130)
(35,744,578)	3/7/2023	BNP Paribas SA	(2.18)%	Russell 2000® Index	6,811,435
(63,127,916)	11/6/2023	Citibank NA	(2.14)%	Russell 2000® Index	8,153,782
(144,029,460)	11/6/2023	Goldman Sachs International	(2.33)%	Russell 2000® Index	(5,082,523)
(95,442,430)	11/7/2022	Morgan Stanley & Co. International plc	(2.03)%	Russell 2000® Index	(8,437,126)
(59,087,449)	11/7/2022	Societe Generale	(1.98)%	Russell 2000® Index	(16,908,635)
(36,076,619)	11/6/2023	UBS AG	(1.83)%	Russell 2000® Index	(9,655,164)
(599,827,791)					(15,577,815)
				Total Unrealized Appreciation	26,562,763
				Total Unrealized Depreciation	(42,140,578)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short S&P500® Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 102.1%

REPURCHASE AGREEMENTS(a) - 5.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $70,928,054
(Cost $70,923,715)	70,923,715	70,923,715

U.S. TREASURY OBLIGATIONS(b) - 96.2%
U.S. Treasury Bills
1.90%, 9/1/2022(c)	75,000,000	75,000,000
0.14%, 9/8/2022(c)	75,000,000	74,970,323
1.51%, 9/13/2022(c)	75,000,000	74,945,875
1.78%, 9/22/2022(c)	225,000,000	224,730,938
1.68%, 9/29/2022(c)	50,000,000	49,917,322
1.34%, 10/6/2022(c)	50,000,000	49,893,055
1.33%, 10/13/2022(c)	50,000,000	49,865,396
2.40%, 10/20/2022(c)	125,000,000	124,582,734
1.78%, 11/3/2022(c)	185,000,000	184,150,103
2.56%, 12/1/2022(c)	150,000,000	148,913,403
2.84%, 1/26/2023(c)	50,000,000	49,380,125
2.68%, 2/23/2023(c)	50,000,000	49,219,184
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,156,366,025)		1,155,568,458

TOTAL SHORT-TERM INVESTMENTS (Cost $1,227,289,740)		1,226,492,173
Total Investments - 102.1% (Cost $1,227,289,740)		1,226,492,173
Liabilities in excess of other assets - (2.1%)		(25,469,126)
Net Assets - 100.0%		1,201,023,047

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $357,518,410.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	329	9/16/2022	USD	$65,084,425	$2,714,350

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(548,186,730)	5/8/2023	Bank of America NA	(2.38)%	S&P 500®	26,206,299
(526,291,850)	11/7/2022	BNP Paribas SA	(2.63)%	S&P 500®	(38,951,167)
(515,644,990)	4/8/2024	Citibank NA	(2.81)%	S&P 500®	(66,031,234)
(303,186,345)	3/7/2023	Goldman Sachs International	(2.68)%	S&P 500®	(3,821,032)
(291,839,450)	5/8/2023	J.P. Morgan Securities	(2.48)%	S&P 500®	17,592,836
(329,578,060)	4/10/2023	Morgan Stanley & Co. International plc	(2.13)%	S&P 500®	3,317,181
(605,771,530)	3/7/2023	Societe Generale	(2.53)%	S&P 500®	(23,448,037)
(417,452,180)	3/7/2023	UBS AG	(2.48)%	S&P 500®	4,944,903
(3,537,951,135)					(80,190,251)
				Total Unrealized Appreciation	52,061,219
				Total Unrealized Depreciation	(132,251,470)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.8%

REPURCHASE AGREEMENTS(a) - 65.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $52,480,715
(Cost $52,477,506)	52,477,506	52,477,506

U.S. TREASURY OBLIGATIONS(b) - 31.1%
U.S. Treasury Bills
0.69%, 12/29/2022(c) (Cost $24,943,310)	25,000,000	24,753,116

TOTAL SHORT-TERM INVESTMENTS (Cost $77,420,816)		77,230,622
Total Investments - 96.8% (Cost $77,420,816)		77,230,622
Other assets less liabilities - 3.2%		2,590,333
Net Assets - 100.0%		79,820,955

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,633,401.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraShort 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1	12/20/2022	USD	$116,625	$1,233

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,510,835)	11/7/2022	Bank of America NA	(1.84)%	ICE U.S. Treasury 7-10 Year Bond Index	302,147
(15,979,696)	2/17/2023	Citibank NA	(1.86)%	ICE U.S. Treasury 7-10 Year Bond Index	(1,331,211)
(4,821,978)	1/16/2024	Goldman Sachs International	(2.11)%	ICE U.S. Treasury 7-10 Year Bond Index	79,687
(128,875,246)	1/16/2024	Societe Generale	(2.05)%	ICE U.S. Treasury 7-10 Year Bond Index	1,780,425
(159,187,755)					831,048
				Total Unrealized Appreciation	2,162,259
				Total Unrealized Depreciation	(1,331,211)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 20+ Year Treasury
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.0%

REPURCHASE AGREEMENTS(a) - 8.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $96,067,395
(Cost $96,061,523)	96,061,523	96,061,523

U.S. TREASURY OBLIGATIONS(b) - 83.7%
U.S. Treasury Bills
0.10%, 9/8/2022(c)	165,000,000	164,934,711
1.15%, 9/13/2022(c)	50,000,000	49,963,917
1.53%, 9/15/2022(c)	50,000,000	49,958,389
1.88%, 9/22/2022(c)	125,000,000	124,850,521
1.68%, 9/29/2022(c)	25,000,000	24,958,661
1.34%, 10/6/2022(c)	50,000,000	49,893,055
1.33%, 10/13/2022(c)	50,000,000	49,865,396
2.33%, 10/20/2022(c)	25,000,000	24,916,547
0.51%, 11/3/2022(c)	35,000,000	34,839,209
2.49%, 11/10/2022(c)	100,000,000	99,494,606
2.61%, 11/17/2022(c)	25,000,000	24,856,962
2.44%, 11/25/2022(c)	100,000,000	99,339,155
2.64%, 12/1/2022(c)	100,000,000	99,275,602
0.69%, 12/29/2022(c)	25,000,000	24,753,116
2.84%, 1/26/2023(c)	50,000,000	49,380,124
TOTAL U.S. TREASURY OBLIGATIONS (Cost $972,045,414)		971,279,971

TOTAL SHORT-TERM INVESTMENTS (Cost $1,068,106,937)		1,067,341,494
Total Investments - 92.0% (Cost $1,068,106,937)		1,067,341,494
Other assets less liabilities - 8.0%		93,297,910
Net Assets - 100.0%		1,160,639,404

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $32,771,580.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraShort 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	277	12/20/2022	USD	$37,524,844	$469,742

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(592,801,919)	1/16/2023	Bank of America NA	(2.03)%	ICE U.S. Treasury 20+ Year Bond Index	38,659,853
(432,103,589)	2/17/2023	Citibank NA	(1.88)%	ICE U.S. Treasury 20+ Year Bond Index	(1,591,428)
(705,714,590)	1/16/2023	Goldman Sachs International	(1.91)%	ICE U.S. Treasury 20+ Year Bond Index	21,695,731
(577,859,056)	1/16/2024	Societe Generale	(2.05)%	ICE U.S. Treasury 20+ Year Bond Index	34,007,524
(2,308,479,154)					92,771,680
				Total Unrealized Appreciation	94,363,108
				Total Unrealized Depreciation	(1,591,428)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 67.7%

REPURCHASE AGREEMENTS(a) - 67.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,206,038
(Cost $4,205,782)	4,205,782	4,205,782

Total Investments - 67.7% (Cost $4,205,782)		4,205,782
Other assets less liabilities - 32.3%		2,010,313
Net Assets - 100.0%		6,216,095

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(4,592,738)	5/8/2023	Bank of America NA	(1.93)%	Dow Jones U.S. Basic MaterialsSM Index	(51,776)
(570,585)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Basic MaterialsSM Index	(49,745)
(2,444,940)	3/7/2023	Societe Generale	(2.23)%	Dow Jones U.S. Basic MaterialsSM Index	(19,139)
(4,822,462)	3/7/2023	UBS AG	(2.08)%	Dow Jones U.S. Basic MaterialsSM Index	(118,816)
(12,430,725)					(239,476)
				Total Unrealized Depreciation	(239,476)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.0%

REPURCHASE AGREEMENTS(a) - 89.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $3,256,058
(Cost $3,255,858)	3,255,858	3,255,858

Total Investments - 89.0% (Cost $3,255,858)		3,255,858
Other assets less liabilities - 11.0%		403,917
Net Assets - 100.0%		3,659,775

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,091,274)	5/8/2023	Bank of America NA	(2.18)%	Dow Jones U.S. Consumer GoodsSM Index	38,498
(957,397)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Consumer GoodsSM Index	(72,545)
(3,403,295)	3/7/2023	Societe Generale	(2.23)%	Dow Jones U.S. Consumer GoodsSM Index	(113,132)
(1,867,233)	3/7/2023	UBS AG	(2.08)%	Dow Jones U.S. Consumer GoodsSM Index	(229,493)
(7,319,199)					(376,672)
				Total Unrealized Appreciation	38,498
				Total Unrealized Depreciation	(415,170)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.2%

REPURCHASE AGREEMENTS(a) - 77.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $6,352,955
(Cost $6,352,567)	6,352,567	6,352,567

Total Investments - 77.2% (Cost $6,352,567)		6,352,567
Other assets less liabilities - 22.8%		1,873,093
Net Assets - 100.0%		8,225,660

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,504,593)	5/8/2023	Bank of America NA	(2.23)%	Dow Jones U.S. Consumer ServicesSM Index	459,593
(2,157,904)	5/8/2023	BNP Paribas SA	(2.38)%	Dow Jones U.S. Consumer ServicesSM Index	262,526
(7,980,779)	3/7/2023	Goldman Sachs International	(2.43)%	Dow Jones U.S. Consumer ServicesSM Index	37,742
(220,245)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Consumer ServicesSM Index	(16,819)
(2,112,122)	3/6/2024	Societe Generale	(2.23)%	Dow Jones U.S. Consumer ServicesSM Index	16,926
(2,475,897)	3/6/2024	UBS AG	(2.08)%	Dow Jones U.S. Consumer ServicesSM Index	(86,394)
(16,451,540)					673,574
				Total Unrealized Appreciation	776,787
				Total Unrealized Depreciation	(103,213)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 70.4%

REPURCHASE AGREEMENTS(a) - 70.4%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $85,242,310
(Cost $85,237,097)	85,237,097	85,237,097

Total Investments - 70.4% (Cost $85,237,097)		85,237,097
Other assets less liabilities - 29.6%		35,781,339
Net Assets - 100.0%		121,018,436

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Dow30SM
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	71	9/16/2022	USD	$11,193,860	$63,023

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(47,202,624)	11/7/2022	Bank of America NA	(2.53)%	Dow Jones Industrial AverageSM	(5,991,187)
(16,858,080)	11/6/2023	Barclays Capital	(2.53)%	Dow Jones Industrial AverageSM	972,200
(36,930,224)	5/8/2023	BNP Paribas SA	(2.63)%	Dow Jones Industrial AverageSM	4,970,359
(31,857,045)	4/10/2023	Citibank NA	(2.81)%	Dow Jones Industrial AverageSM	1,960,653
(34,578,380)	3/7/2023	Goldman Sachs International	(2.68)%	Dow Jones Industrial AverageSM	4,124,678
(16,007,298)	3/7/2023	Societe Generale	(2.43)%	Dow Jones Industrial AverageSM	2,169,829
(47,404,039)	3/7/2023	UBS AG	(2.53)%	Dow Jones Industrial AverageSM	2,290,725
(230,837,690)					10,497,257
				Total Unrealized Appreciation	16,488,444
				Total Unrealized Depreciation	(5,991,187)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Financials
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 50.8%

REPURCHASE AGREEMENTS(a) - 50.8%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $8,134,903
(Cost $8,134,407)	8,134,407	8,134,407

Total Investments - 50.8% (Cost $8,134,407)		8,134,407
Other assets less liabilities - 49.2%		7,884,911
Net Assets - 100.0%		16,019,318

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,974,507)	5/8/2023	Bank of America NA	(2.23)%	Dow Jones U.S. FinancialsSM Index[c]	809,484
(1,316,795)	5/8/2023	BNP Paribas SA	(2.53)%	Dow Jones U.S. FinancialsSM Index[c]	849,241
(5,321,866)	4/10/2023	Citibank NA	(2.48)%	Dow Jones U.S. FinancialsSM Index[c]	586,664
(4,068,392)	3/7/2023	Goldman Sachs International	(2.43)%	Dow Jones U.S. FinancialsSM Index[c]	(235,757)
(2,747,280)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. FinancialsSM Index[c]	(1,299,604)
(5,475,851)	3/7/2023	Societe Generale	(2.43)%	Dow Jones U.S. FinancialsSM Index[c]	17,621
(7,131,559)	3/7/2023	UBS AG	(2.43)%	Dow Jones U.S. FinancialsSM Index[c]	613,398
(32,036,250)					1,341,047
				Total Unrealized Appreciation	2,876,408
				Total Unrealized Depreciation	(1,535,361)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 69.9%

REPURCHASE AGREEMENTS(a) - 69.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $17,610,978
(Cost $17,609,903)	17,609,903	17,609,903

Total Investments - 69.9% (Cost $17,609,903)		17,609,903
Other assets less liabilities - 30.1%		7,598,520
Net Assets - 100.0%		25,208,423

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(13,445,037)	3/7/2023	Bank of America NA	(0.83)%	iShares® China Large-Cap ETF	(990,686)
(1,105,301)	4/10/2023	Citibank NA	0.42%	iShares® China Large-Cap ETF	237,417
(11,255,094)	4/10/2023	Goldman Sachs International	(1.83)%	iShares® China Large-Cap ETF	(694,475)
(1,331,914)	4/10/2023	Morgan Stanley & Co. International plc	(1.78)%	iShares® China Large-Cap ETF	382,988
(7,893,996)	4/10/2023	Societe Generale	(0.68)%	iShares® China Large-Cap ETF	(892,905)
(15,190,147)	4/10/2023	UBS AG	(0.58)%	iShares® China Large-Cap ETF	(4,701,818)
(50,221,489)					(6,659,479)
				Total Unrealized Appreciation	620,405
				Total Unrealized Depreciation	(7,279,884)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 55.1%

REPURCHASE AGREEMENTS(a) - 55.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $72,320,793
(Cost $72,316,370)	72,316,370	72,316,370

Total Investments - 55.1% (Cost $72,316,370)		72,316,370
Other assets less liabilities - 44.9%		59,035,432
Net Assets - 100.0%		131,351,802

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort FTSE Europe
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Swap Agreementsa

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation ($)
(48,217,600)	4/10/2023	Citibank NA	(1.53)%	Vanguard® FTSE Europe ETF Shares	5,931,157
(98,196,706)	3/7/2023	Goldman Sachs International	(0.13)%	Vanguard® FTSE Europe ETF Shares	3,426,676
(296,348)	4/10/2023	Morgan Stanley & Co. International plc	(1.78)%	Vanguard® FTSE Europe ETF Shares	95,440
(38,085,832)	3/7/2023	Societe Generale	(1.38)%	Vanguard® FTSE Europe ETF Shares	271,186
(78,385,106)	11/9/2022	UBS AG	(1.83)%	Vanguard® FTSE Europe ETF Shares	5,869,860
(263,181,592)					15,594,319
				Total Unrealized Appreciation	15,594,319

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 93.5%

REPURCHASE AGREEMENTS(a) - 93.5%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $5,771,823
(Cost $5,771,471)	5,771,471	5,771,471

Total Investments - 93.5% (Cost $5,771,471)		5,771,471
Other assets less liabilities - 6.5%		399,285
Net Assets - 100.0%		6,170,756

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(728,527)	5/8/2023	Bank of America NA	(2.38)%	Dow Jones U.S. Health CareSM Index[c]	16,951
(59,934)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Health CareSM Index[c]	(3,544)
(2,140,299)	3/7/2023	Societe Generale	(2.33)%	Dow Jones U.S. Health CareSM Index[c]	(48,358)
(9,412,255)	3/7/2023	UBS AG	(2.08)%	Dow Jones U.S. Health CareSM Index[c]	(21,233)
(12,341,015)					(56,184)
				Total Unrealized Appreciation	16,951
				Total Unrealized Depreciation	(73,135)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 50.3%

REPURCHASE AGREEMENTS(a) - 50.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $1,195,410
(Cost $1,195,337)	1,195,337	1,195,337

Total Investments - 50.3% (Cost $1,195,337)		1,195,337
Other assets less liabilities - 49.7%		1,179,191
Net Assets - 100.0%		2,374,528

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(576,073)	11/7/2022	Bank of America NA	(2.23)%	Dow Jones U.S. IndustrialsSM Index	119,109
(1,068,145)	3/7/2024	BNP Paribas SA	(2.48)%	Dow Jones U.S. IndustrialsSM Index	(1,381)
(746,967)	11/6/2023	Goldman Sachs International	(2.18)%	Dow Jones U.S. IndustrialsSM Index	(138,270)
(1,149,815)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. IndustrialsSM Index	(52,476)
(459,743)	3/7/2023	Societe Generale	(2.23)%	Dow Jones U.S. IndustrialsSM Index	216,236
(747,885)	3/7/2023	UBS AG	(2.08)%	Dow Jones U.S. IndustrialsSM Index	347,856
(4,748,628)					491,074
				Total Unrealized Appreciation	683,201
				Total Unrealized Depreciation	(192,127)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 83.9%

REPURCHASE AGREEMENTS(a) - 83.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $2,480,876
(Cost $2,480,724)	2,480,724	2,480,724

Total Investments - 83.9% (Cost $2,480,724)		2,480,724
Other assets less liabilities - 16.1%		476,440
Net Assets - 100.0%		2,957,164

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	9/16/2022	USD	$243,030	$(2,675)

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,115,852)	5/8/2023	Bank of America NA	(2.43)%	S&P MidCap 400®	(251,683)
(821,695)	5/8/2023	BNP Paribas SA	(2.48)%	S&P MidCap 400®	169,788
(653,953)	11/6/2023	Citibank NA	(2.53)%	S&P MidCap 400®	18,446
(495,934)	11/7/2022	Morgan Stanley & Co. International plc	(2.13)%	S&P MidCap 400®	(202,682)
(2,584,206)	3/7/2023	Societe Generale	(2.06)%	S&P MidCap 400®	(236,116)
(5,671,640)					(502,247)
				Total Unrealized Appreciation	188,234
				Total Unrealized Depreciation	(690,481)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort MSCI Brazil Capped
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 69.7%

REPURCHASE AGREEMENTS(a) - 69.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $10,224,349
(Cost $10,223,725)	10,223,725	10,223,725

Total Investments - 69.7% (Cost $10,223,725)		10,223,725
Other assets less liabilities - 30.3%		4,440,690
Net Assets - 100.0%		14,664,415

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Brazil Capped
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreementsa

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,653,190)	11/9/2022	Bank of America NA	(0.83)%	iShares® MSCI Brazil Capped ETF	(250,465)
(6,727,694)	4/10/2023	Citibank NA	(2.13)%	iShares® MSCI Brazil Capped ETF	(2,179,169)
(4,565,682)	3/7/2023	Goldman Sachs International	(0.33)%	iShares® MSCI Brazil Capped ETF	270,457
(1,622,431)	4/10/2023	Morgan Stanley & Co. International plc	(1.78)%	iShares® MSCI Brazil Capped ETF	(186,280)
(5,444,691)	3/7/2023	Societe Generale	(1.28)%	iShares® MSCI Brazil Capped ETF	(1,214,019)
(6,253,601)	3/7/2023	UBS AG	(1.58)%	iShares® MSCI Brazil Capped ETF	(2,161,476)
(29,267,289)					(5,720,952)
				Total Unrealized Appreciation	270,457
				Total Unrealized Depreciation	(5,991,409)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 79.6%

REPURCHASE AGREEMENTS(a) - 79.6%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $2,118,830
(Cost $2,118,701)	2,118,701	2,118,701

Total Investments - 79.6% (Cost $2,118,701)		2,118,701
Other assets less liabilities - 20.4%		542,539
Net Assets - 100.0%		2,661,240

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation ($)
(425,283)	4/10/2023	Citibank NA	(1.93)%	iShares® MSCI EAFE ETF	171,395
(2,055,732)	4/10/2023	Goldman Sachs International	(2.38)%	iShares® MSCI EAFE ETF	48,741
(1,048,483)	3/7/2023	Societe Generale	(1.53)%	iShares® MSCI EAFE ETF	72,488
(1,768,283)	11/9/2022	UBS AG	(1.93)%	iShares® MSCI EAFE ETF	46,895
(5,297,781)					339,519
				Total Unrealized Appreciation	339,519

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 69.1%

REPURCHASE AGREEMENTS(a) - 69.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $8,630,683
(Cost $8,630,154)	8,630,154	8,630,154

Total Investments - 69.1% (Cost $8,630,154)		8,630,154
Other assets less liabilities - 30.9%		3,866,805
Net Assets - 100.0%		12,496,959

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreementsa

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(7,876)	4/10/2023	Citibank NA	(1.78)%	iShares® MSCI Emerging Markets ETF	880,600
(7,832,125)	4/10/2023	Goldman Sachs International	(1.83)%	iShares® MSCI Emerging Markets ETF	(84,279)
(3,429,754)	3/7/2023	Societe Generale	(0.63)%	iShares® MSCI Emerging Markets ETF	(129,223)
(13,702,281)	3/7/2023	UBS AG	(1.23)%	iShares® MSCI Emerging Markets ETF	(181,673)
(24,972,036)					485,425
				Total Unrealized Appreciation	880,600
				Total Unrealized Depreciation	(395,175)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 65.0%

REPURCHASE AGREEMENTS(a) - 65.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $3,341,997
(Cost $3,341,792)	3,341,792	3,341,792

Total Investments - 65.0% (Cost $3,341,792)		3,341,792
Other assets less liabilities - 35.0%		1,799,387
Net Assets - 100.0%		5,141,179

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,531,367)	11/9/2022	Bank of America NA	(1.88)%	iShares® MSCI Japan ETF	275,181
(986,706)	4/10/2023	Morgan Stanley & Co. International plc	(1.78)%	iShares® MSCI Japan ETF	271,673
(3,582,724)	4/10/2023	Societe Generale	(1.18)%	iShares® MSCI Japan ETF	(96,134)
(3,161,584)	4/10/2023	UBS AG	(1.68)%	iShares® MSCI Japan ETF	74,346
(10,262,381)					525,066
				Total Unrealized Appreciation	621,200
				Total Unrealized Depreciation	(96,134)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 47.5%

REPURCHASE AGREEMENTS(a) - 47.5%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,043,324
(Cost $4,043,077)	4,043,077	4,043,077

Total Investments - 47.5% (Cost $4,043,077)		4,043,077
Other assets less liabilities - 52.5%		4,471,727
Net Assets - 100.0%		8,514,804

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,560,119)	5/8/2023	Bank of America NA	(2.08)%	NASDAQ Biotechnology Index®	(1,277,526)
(5,661,223)	11/6/2023	BNP Paribas SA	(2.13)%	NASDAQ Biotechnology Index®	(710,427)
(3,070,035)	4/10/2023	Citibank NA	(1.33)%	NASDAQ Biotechnology Index®	850,990
(648,762)	11/7/2022	Morgan Stanley & Co. International plc	(1.78)%	NASDAQ Biotechnology Index®	34,552
(2,525,539)	3/7/2023	Societe Generale	(2.18)%	NASDAQ Biotechnology Index®	941,808
(3,564,331)	11/6/2023	UBS AG	(1.33)%	NASDAQ Biotechnology Index®	1,299,325
(17,030,009)					1,138,722
				Total Unrealized Appreciation	3,126,675
				Total Unrealized Depreciation	(1,987,953)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 77.9%

REPURCHASE AGREEMENTS(a) - 77.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $28,012,148 (Cost $28,010,435)	28,010,435	28,010,435

Total Investments - 77.9% (Cost $28,010,435)		28,010,435
Other assets less liabilities - 22.1%		7,942,605
Net Assets - 100.0%		35,953,040

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Oil & Gas
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(12,873,279)	11/7/2022	Bank of America NA	(2.03)%	Dow Jones U.S. Oil & GasSM Index	(6,287,956)
(10,136,849)	11/6/2023	BNP Paribas SA	(2.43)%	Dow Jones U.S. Oil & GasSM Index	2,287,007
(18,609,478)	3/7/2023	Goldman Sachs International	(2.43)%	Dow Jones U.S. Oil & GasSM Index	(4,881,929)
(6,425,190)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Oil & GasSM Index	(2,901,971)
(2,703,429)	3/7/2023	Societe Generale	(2.23)%	Dow Jones U.S. Oil & GasSM Index	(2,167,131)
(21,151,941)	3/7/2023	UBS AG	(2.18)%	Dow Jones U.S. Oil & GasSM Index	(4,944,209)
(71,900,166)					(18,896,189)
				Total Unrealized Appreciation	2,287,007
				Total Unrealized Depreciation	(21,183,196)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 83.9%

REPURCHASE AGREEMENTS(a) - 18.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $109,101,540 (Cost $109,094,871)	109,094,871	109,094,871

U.S. TREASURY OBLIGATIONS(b) - 65.0%
U.S. Treasury Bills
1.90%, 9/1/2022(c)	50,000,000	50,000,000
0.15%, 9/8/2022(c)	75,000,000	74,970,323
1.53%, 9/15/2022(c)	50,000,000	49,958,389
1.57%, 9/22/2022(c)	50,000,000	49,940,209
1.68%, 9/29/2022(c)	25,000,000	24,958,661
2.64%, 11/17/2022(c)	125,000,000	124,284,809
TOTAL U.S. TREASURY OBLIGATIONS (Cost $374,188,330)		374,112,391

TOTAL SHORT-TERM INVESTMENTS (Cost $483,283,201)		483,207,262
Total Investments - 83.9% (Cost $483,283,201)		483,207,262
Other assets less liabilities - 16.1%		93,059,148
Net Assets - 100.0%		576,266,410

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $74,725,750.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraShort QQQ
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of August 31, 2022:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	143	9/16/2022	USD	$35,135,815	$1,695,401

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(126,720,982)	3/7/2023	Bank of America NA	(2.63)%	NASDAQ-100 Index®	1,907,609
(38,374,638)	11/6/2023	Barclays Capital	(2.53)%	NASDAQ-100 Index®	(376,957)
(172,974,263)	3/7/2023	BNP Paribas SA	(2.68)%	NASDAQ-100 Index®	(6,262,516)
(39,896,370)	4/10/2023	Citibank NA	(2.81)%	NASDAQ-100 Index®	24,617,630
(21,218,340)	3/7/2023	Goldman Sachs International	(2.68)%	NASDAQ-100 Index®	22,489,075
(161,082,666)	5/8/2023	J.P. Morgan Securities	(2.48)%	NASDAQ-100 Index®	10,896,067
(47,505,028)	11/7/2022	Morgan Stanley & Co. International plc	(2.13)%	NASDAQ-100 Index®	(12,545,449)
(352,820,862)	3/7/2023	Societe Generale	(2.88)%	NASDAQ-100 Index®	13,431,510
(156,784,252)	3/7/2023	UBS AG	(2.48)%	NASDAQ-100 Index®	12,099,202
(1,117,377,401)					66,256,171
				Total Unrealized Appreciation	85,441,093
				Total Unrealized Depreciation	(19,184,922)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Real Estate
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 73.3%

REPURCHASE AGREEMENTS(a) - 73.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $40,593,310 (Cost $40,590,830)	40,590,830	40,590,830

Total Investments - 73.3% (Cost $40,590,830)		40,590,830
Other assets less liabilities - 26.7%		14,764,903
Net Assets - 100.0%		55,355,733

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Real Estate Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(18,606,267)	5/8/2023	Bank of America NA	(2.68)%	Dow Jones U.S. Real EstateSM Index	1,341,081
(15,989,767)	5/8/2023	BNP Paribas SA	(2.53)%	Dow Jones U.S. Real EstateSM Index	940,630
(18,175,237)	3/7/2023	Goldman Sachs International	(2.43)%	Dow Jones U.S. Real EstateSM Index	(172,325)
(5,149,717)	4/10/2023	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Real EstateSM Index	920,082
(13,262,221)	3/7/2023	Societe Generale	(2.38)%	Dow Jones U.S. Real EstateSM Index	1,708,062
(39,368,052)	11/7/2022	UBS AG	(2.08)%	Dow Jones U.S. Real EstateSM Index	(1,514,384)
(110,551,261)					3,223,146
				Total Unrealized Appreciation	4,909,855
				Total Unrealized Depreciation	(1,686,709)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 83.5%

REPURCHASE AGREEMENTS(a) - 27.9%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $49,622,715 (Cost $49,619,680)	49,619,680	49,619,680

U.S. TREASURY OBLIGATIONS(b) - 55.6%
U.S. Treasury Bills
2.44%, 11/25/2022(c)	50,000,000	49,669,578
2.84%, 1/26/2023(c)	50,000,000	49,380,124
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,141,130)		99,049,702

TOTAL SHORT-TERM INVESTMENTS (Cost $148,760,810)		148,669,382
Total Investments - 83.5% (Cost $148,760,810)		148,669,382
Other assets less liabilities - 16.5%		29,467,769
Net Assets - 100.0%		178,137,151

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,447,736.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraShort Russell2000 Schedule of Portfolio Investments August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2022:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	59	9/16/2022	USD	$5,441,570	$166,415

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(72,461,007)	11/7/2022	Bank of America NA	(1.68)%	Russell 2000® Index	(2,460,949)
(10,841,581)	11/6/2023	Barclays Capital	(2.43)%	Russell 2000® Index	(1,211,110)
(29,891,341)	5/8/2023	BNP Paribas SA	(2.18)%	Russell 2000® Index	3,015,537
(4,846,347)	4/10/2023	Citibank NA	(2.14)%	Russell 2000® Index	8,877,743
(13,838,276)	3/7/2023	Goldman Sachs International	(2.33)%	Russell 2000® Index	994,435
(94,129,417)	11/6/2023	Morgan Stanley & Co. International plc	(2.03)%	Russell 2000® Index	(3,201,370)
(31,091,275)	11/6/2023	Morgan Stanley & Co. International plc	(2.03)%	iShares® Russell 2000 ETF	(1,163,460)
(72,711,808)	11/6/2023	Societe Generale	(1.98)%	Russell 2000® Index	(16,271,078)
(21,037,454)	3/7/2023	UBS AG	(1.83)%	Russell 2000® Index	3,662,721
(350,848,506)					(7,757,531)
				Total Unrealized Appreciation	16,550,436
				Total Unrealized Depreciation	(24,307,967)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort S&P500®
Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 87.9%

REPURCHASE AGREEMENTS(a) - 10.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $95,385,398
(Cost $95,379,566)	95,379,566	95,379,566

U.S. TREASURY OBLIGATIONS(b) - 77.9%
U.S. Treasury Bills
0.09%, 9/8/2022(c)	45,000,000	44,982,194
1.57%, 9/22/2022(c)	50,000,000	49,940,209
1.68%, 9/29/2022(c)	50,000,000	49,917,322
1.34%, 10/6/2022(c)	150,000,000	149,679,166
1.33%, 10/13/2022(c)	150,000,000	149,596,188
1.34%, 10/20/2022(c)	100,000,000	99,666,187
0.51%, 11/3/2022(c)	25,000,000	24,885,149
2.52%, 11/10/2022(c)	100,000,000	99,494,606
0.69%, 12/29/2022(c)	25,000,000	24,753,116
2.84%, 1/26/2023(c)	50,000,000	49,380,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $743,142,599)		742,294,262

TOTAL SHORT-TERM INVESTMENTS (Cost $838,522,165)		837,673,828
Total Investments - 87.9% (Cost $838,522,165)		837,673,828
Other assets less liabilities - 12.1%		115,156,232
Net Assets - 100.0%		952,830,060

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $121,595,100.
(c)	The rate shown was the current yield as of August 31, 2022.

UltraShort S&P500®
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	286	9/16/2022	USD	$56,577,950	$1,966,233

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(201,954,165)	5/8/2023	Bank of America NA	(2.38)%	S&P 500®	28,267,159
(398,319,915)	5/8/2023	BNP Paribas SA	(2.63)%	S&P 500®	42,515,297
(213,617,460)	4/8/2024	Citibank NA	(2.81)%	S&P 500®	(34,057,968)
(40,127,430)	3/7/2023	Goldman Sachs International	(2.68)%	S&P 500®	(1,704,507)
(176,978,340)	11/7/2022	J.P. Morgan Securities	(2.48)%	S&P 500®	22,423,253
(132,753,530)	4/10/2023	Morgan Stanley & Co. International plc	(2.13)%	S&P 500®	(459,007)
(451,744,055)	3/7/2023	Societe Generale	(2.53)%	S&P 500®	24,761,339
(233,628,415)	3/7/2023	UBS AG	(2.48)%	S&P 500®	6,120,041
(1,849,123,310)					87,865,607
				Total Unrealized Appreciation	124,087,089
				Total Unrealized Depreciation	(36,221,482)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Semiconductors Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 80.6%

REPURCHASE AGREEMENTS(a) - 80.6%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $6,968,238
(Cost $6,967,812)	6,967,812	6,967,812

Total Investments - 80.6% (Cost $6,967,812)		6,967,812
Other assets less liabilities - 19.4%		1,676,453
Net Assets - 100.0%		8,644,265

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(947,021)	5/8/2023	Bank of America NA	(2.33)%	Dow Jones U.S. SemiconductorsSM Index[c]	(170,211)
(1,303,692)	11/6/2023	BNP Paribas SA	(2.43)%	Dow Jones U.S. SemiconductorsSM Index[c]	234,581
(227,531)	11/7/2022	Goldman Sachs International	(2.43)%	Dow Jones U.S. SemiconductorsSM Index[c]	147,119
(418,165)	5/8/2023	J.P. Morgan Securities	(2.53)%	Dow Jones U.S. SemiconductorsSM Index[c]	164,508
(3,136,240)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. SemiconductorsSM Index[c]	(76,682)
(5,270,113)	3/7/2023	Societe Generale	(2.33)%	Dow Jones U.S. SemiconductorsSM Index[c]	486,094
(5,983,454)	11/7/2022	UBS AG	(2.43)%	Dow Jones U.S. SemiconductorsSM Index[c]	(351,238)
(17,286,216)					434,171
				Total Unrealized Appreciation	1,032,302
				Total Unrealized Depreciation	(598,131)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600 Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 85.3%

REPURCHASE AGREEMENTS(a) - 85.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,106,679
(Cost $4,106,427)	4,106,427	4,106,427

Total Investments - 85.3% (Cost $4,106,427)		4,106,427
Other assets less liabilities - 14.7%		709,448
Net Assets - 100.0%		4,815,875

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,767,682)	11/7/2022	Bank of America NA	(2.33)%	S&P SmallCap 600®	7,697
(4,090,651)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	S&P SmallCap 600®	(55,386)
(2,687,634)	4/10/2023	Societe Generale	(1.98)%	S&P SmallCap 600®	(67,035)
(1,085,710)	3/7/2023	UBS AG	(2.18)%	S&P SmallCap 600®	(159,955)
(9,631,677)					(274,679)
				Total Unrealized Appreciation	7,697
				Total Unrealized Depreciation	(282,376)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 77.8%

REPURCHASE AGREEMENTS(a) - 77.8%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $13,905,712
(Cost $13,904,863)	13,904,863	13,904,863

Total Investments - 77.8% (Cost $13,904,863)		13,904,863
Other assets less liabilities - 22.2%		3,964,792
Net Assets - 100.0%		17,869,655

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(352,885)	5/8/2023	Bank of America NA	(2.28)%	Dow Jones U.S. TechnologySM Index[c]	516,879
(19,136,145)	11/6/2023	BNP Paribas SA	(2.53)%	Dow Jones U.S. TechnologySM Index[c]	453,150
(1,034,197)	11/6/2023	Goldman Sachs International	(2.43)%	Dow Jones U.S. TechnologySM Index[c]	(248,978)
(10,058,967)	5/8/2023	J.P. Morgan Securities	(2.53)%	Dow Jones U.S. TechnologySM Index[c]	669,777
(1,152,990)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. TechnologySM Index[c]	(38,124)
(1,285,759)	3/6/2024	Societe Generale	(2.23)%	Dow Jones U.S. TechnologySM Index[c]	80,795
(2,718,262)	3/7/2023	UBS AG	(2.18)%	Dow Jones U.S. TechnologySM Index[c]	213,458
(35,739,205)					1,646,957
				Total Unrealized Appreciation	1,934,059
				Total Unrealized Depreciation	(287,102)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 81.0%

REPURCHASE AGREEMENTS(a) - 81.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $3,164,718
(Cost $3,164,524)	3,164,524	3,164,524

Total Investments - 81.0% (Cost $3,164,524)		3,164,524
Other assets less liabilities - 19.0%		744,575
Net Assets - 100.0%		3,909,099

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(1,733,324)	5/8/2023	Bank of America NA	(2.13)%	Dow Jones U.S. UtilitiesSM Index[c]	(72,030)
(271,880)	11/7/2022	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. UtilitiesSM Index[c]	(51,771)
(2,199,091)	3/7/2023	Societe Generale	(2.23)%	Dow Jones U.S. UtilitiesSM Index[c]	(63,354)
(3,613,886)	3/7/2023	UBS AG	(2.08)%	Dow Jones U.S. UtilitiesSM Index[c]	(311,431)
(7,818,181)					(498,586)
				Total Unrealized Depreciation	(498,586)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

ProShares Trust

Notes to Schedules of portfolio investments

August 31, 2022 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2022, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 2.25%, dated 08/31/2022 due 09/01/2022 (a)	Barclays Capital, Inc., 2.00%, dated 08/31/2022 due 09/01/2022(b)	Barclays Capital, Inc., 2.20%, dated 08/31/2022 due 09/01/2022(c)	Barclays Capital, Inc., 2.23%, dated 08/31/2022 due 09/01/2022(d)	BNP Paribas Securities Corp., 1.90%, dated 08/31/2022 due 09/01/2022(e)	BNP Paribas Securities Corp., 2.25%, dated 08/31/2022 due 09/01/2022(f)	ING Financial Markets LLC, 2.25%, dated 08/31/2022 due 09/01/2022(g)	Total
Short 7-10 Year Treasury	$665,128	$3,325,641	$6,651,283	$9,368,542	$6,651,283	$36,582,055	$11,772,770	$75,016,702
Short 20+ Year Treasury	658,064	3,290,321	6,580,641	9,269,041	6,580,641	36,193,527	11,647,734	74,219,969
Short Dow30SM	464,376	2,321,882	4,643,764	6,540,888	4,643,764	25,540,701	8,219,463	52,374,838
Short Financials	225,529	1,127,645	2,255,290	3,176,646	2,255,290	12,404,093	3,991,863	25,436,356
Short FTSE China 50	50,759	253,796	507,592	714,959	507,592	2,791,758	898,439	5,724,895
Short High Yield	426,039	2,130,195	4,260,391	6,000,894	4,260,391	23,432,148	7,540,892	48,050,950
Short MidCap400	104,104	520,519	1,041,037	1,466,334	1,041,037	5,725,706	1,842,637	11,741,374
Short MSCI EAFE	872,278	4,361,389	8,722,777	12,286,307	8,722,777	47,975,275	15,439,315	98,380,118
Short MSCI Emerging Markets	353,614	1,768,072	3,536,143	4,980,769	3,536,143	19,448,788	6,258,974	39,882,503
Short QQQ	2,555,383	12,776,913	25,553,827	35,993,373	25,553,827	140,546,050	45,230,275	288,209,648
Short Real Estate	302,025	1,510,124	3,020,247	4,254,112	3,020,247	16,611,359	5,345,837	34,063,951
Short Russell2000	1,552,421	7,762,106	15,524,211	21,866,343	15,524,211	85,383,162	27,477,854	175,090,308
Short S&P500®	4,213,314	21,066,569	42,133,138	59,345,856	42,133,138	231,732,260	74,575,654	475,199,929
Short SmallCap600	82,042	410,210	820,420	1,155,588	820,420	4,512,309	1,452,143	9,253,132
Ultra 7-10 Year Treasury	130,453	652,264	1,304,528	1,837,469	1,304,528	7,174,907	2,309,014	14,713,163
Ultra 20+ Year Treasury	368,336	1,841,681	3,683,363	5,188,133	3,683,363	20,258,492	6,519,552	41,542,920
Ultra Basic Materials	102,738	513,689	1,027,378	1,447,095	1,027,378	5,650,581	1,818,460	11,587,319
Ultra Consumer Goods	14,627	73,137	146,274	206,031	146,274	804,506	258,905	1,649,754
Ultra Consumer Services	36,588	182,941	365,882	515,356	365,882	2,012,348	647,612	4,126,609
Ultra Dow30SM	904,023	4,520,116	9,040,232	12,733,453	9,040,232	49,721,277	16,001,212	101,960,545
Ultra Financials	166,348	831,738	1,663,474	2,343,057	1,663,475	9,149,113	2,944,351	18,761,556
Ultra FTSE China 50	38,668	193,334	386,667	544,633	386,667	2,126,671	684,401	4,361,041
Ultra FTSE Europe	20,273	101,365	202,730	285,552	202,730	1,115,016	358,832	2,286,498
Ultra Health Care	259,076	1,295,379	2,590,758	3,649,164	2,590,758	14,249,167	4,585,641	29,219,943
Ultra High Yield	53,224	266,120	532,241	749,678	532,241	2,927,324	942,067	6,002,895
Ultra Industrials	18,205	91,027	182,053	256,427	182,053	1,001,293	322,234	2,053,292
Ultra MidCap400	269,003	1,345,013	2,690,027	3,788,988	2,690,027	14,795,146	4,761,347	30,339,551
Ultra MSCI Brazil Capped	19,722	98,608	197,217	277,786	197,217	1,084,692	349,074	2,224,316
Ultra MSCI EAFE	36,832	184,162	368,324	518,795	368,324	2,025,781	651,933	4,154,151
Ultra MSCI Emerging Markets	132,340	661,702	1,323,405	1,864,058	1,323,405	7,278,727	2,342,426	14,926,063
Ultra MSCI Japan	8,922	44,610	89,220	125,669	89,220	490,715	157,920	1,006,276
Ultra Nasdaq Biotechnology	65,228	326,140	652,278	918,755	652,278	3,587,529	1,154,531	7,356,739
Ultra Nasdaq Cloud Computing	2,822	14,111	28,224	39,753	28,223	155,226	49,955	318,314
Ultra Nasdaq Cybersecurity	6,703	33,516	67,031	94,415	67,031	368,672	118,645	756,013
Ultra Oil & Gas	55,791	278,954	557,909	785,832	557,909	3,068,499	987,499	6,292,393
Ultra QQQ	1,371,988	6,859,939	13,719,877	19,324,880	13,719,877	75,459,324	24,284,182	154,740,067
Ultra Real Estate	148,486	742,432	1,484,864	2,091,478	1,484,864	8,166,752	2,628,209	16,747,085
Ultra Russell2000	547,199	2,735,997	5,471,993	7,707,475	5,471,993	30,095,962	9,685,428	61,716,047
Ultra S&P500®	2,853,624	14,268,122	28,536,244	40,194,201	28,536,244	156,949,341	50,509,150	321,846,926
Ultra Semiconductors	135,744	678,722	1,357,444	1,912,003	1,357,444	7,465,939	2,402,675	15,309,971
Ultra SmallCap600	92,681	463,405	926,811	1,305,442	926,811	5,097,458	1,640,454	10,453,062
Ultra Technology	725,232	3,626,158	7,252,317	10,215,116	7,252,316	39,887,741	12,836,601	81,795,481
Ultra Telecommunications	3,241	16,205	32,411	45,652	32,411	178,260	57,367	365,547
Ultra Utilities	20,586	102,928	205,857	289,955	205,857	1,132,210	364,366	2,321,759
UltraPro Dow30SM	1,625,914	8,129,571	16,259,142	22,901,515	16,259,142	89,425,279	28,778,681	183,379,244
UltraPro MidCap400	67,302	336,506	673,013	947,960	673,013	3,701,570	1,191,232	7,590,596
UltraPro QQQ	9,942,435	49,712,173	99,424,345	140,042,329	99,424,345	546,833,898	175,981,091	1,121,360,616
UltraPro Russell2000	654,917	3,274,583	6,549,165	9,224,706	6,549,165	36,020,407	11,592,023	73,864,966
UltraPro S&P500®	3,070,227	15,351,131	30,702,262	43,245,106	30,702,262	168,862,444	54,343,005	346,276,437
UltraPro Short 20+ Year Treasury	1,143,493	5,717,467	11,434,933	16,106,465	11,434,934	62,892,134	20,239,832	128,969,258
UltraPro Short Dow30SM	476,364	2,381,822	4,763,643	6,709,742	4,763,643	26,200,037	8,431,649	53,726,900
UltraPro Short MidCap400	60,352	301,766	603,533	850,095	603,533	3,319,429	1,068,253	6,806,961
UltraPro Short QQQ	3,166,563	15,832,816	31,665,633	44,602,044	31,665,633	174,160,980	56,048,171	357,141,840
UltraPro Short Russell2000	324,381	1,621,902	3,243,804	4,569,001	3,243,804	17,840,925	5,741,533	36,585,350
UltraPro Short S&P500®	628,837	3,144,191	6,288,382	8,857,385	6,288,382	34,586,101	11,130,437	70,923,715
UltraShort 7-10 Year Treasury	465,287	2,326,433	4,652,867	6,553,710	4,652,867	25,590,768	8,235,574	52,477,506
UltraShort 20+ Year Treasury	851,720	4,258,601	8,517,201	11,996,747	8,517,201	46,844,607	15,075,446	96,061,523
UltraShort Basic Materials	37,290	186,451	372,902	525,244	372,902	2,050,958	660,035	4,205,782
UltraShort Consumer Goods	28,868	144,339	288,678	406,611	288,677	1,587,725	510,960	3,255,858
UltraShort Consumer Services	56,324	281,622	563,244	793,347	563,244	3,097,843	996,943	6,352,567
UltraShort Dow30SM	755,746	3,778,732	7,557,464	10,644,927	7,557,464	41,566,052	13,376,712	85,237,097
UltraShort Financials	72,123	360,615	721,229	1,015,874	721,229	3,966,761	1,276,576	8,134,407
UltraShort FTSE China 50	156,136	780,683	1,561,365	2,199,232	1,561,365	8,587,507	2,763,615	17,609,903
UltraShort FTSE Europe	641,186	3,205,930	6,411,860	9,031,308	6,411,860	35,265,234	11,348,992	72,316,370
UltraShort Health Care	51,172	255,861	511,722	720,777	511,722	2,814,470	905,747	5,771,471

Fund Name	Bank of America Securities, Inc., 2.25%, dated 08/31/2022 due 09/01/2022 (a)	Barclays Capital, Inc., 2.00%, dated 08/31/2022 due 09/01/2022(b)	Barclays Capital, Inc., 2.20%, dated 08/31/2022 due 09/01/2022(c)	Barclays Capital, Inc., 2.23%, dated 08/31/2022 due 09/01/2022(d)	BNP Paribas Securities Corp., 1.90%, dated 08/31/2022 due 09/01/2022(e)	BNP Paribas Securities Corp., 2.25%, dated 08/31/2022 due 09/01/2022(f)	ING Financial Markets LLC, 2.25%, dated 08/31/2022 due 09/01/2022(g)	Total
UltraShort Industrials	10,598	52,992	105,983	149,281	105,983	582,909	187,591	1,195,337
UltraShort MidCap400	21,995	109,975	219,951	309,808	219,951	1,209,730	389,314	2,480,724
UltraShort MSCI Brazil Capped	90,648	453,238	906,477	1,276,801	906,477	4,985,620	1,604,464	10,223,725
UltraShort MSCI EAFE	18,785	93,926	187,852	264,597	187,853	1,033,190	332,498	2,118,701
UltraShort MSCI Emerging Markets	76,518	382,592	765,184	1,077,786	765,184	4,208,514	1,354,376	8,630,154
UltraShort MSCI Japan	29,630	148,148	296,297	417,344	296,297	1,629,631	524,445	3,341,792
UltraShort Nasdaq Biotechnology	35,847	179,238	358,475	504,924	358,476	1,971,615	634,502	4,043,077
UltraShort Oil & Gas	248,352	1,241,759	2,483,518	3,498,114	2,483,518	13,659,348	4,395,826	28,010,435
UltraShort QQQ	967,279	4,836,395	9,672,790	13,624,431	9,672,790	53,200,348	17,120,838	109,094,871
UltraShort Real Estate	359,896	1,799,473	3,598,946	5,069,229	3,598,946	19,794,205	6,370,135	40,590,830
UltraShort Russell2000	439,948	2,199,740	4,399,481	6,196,808	4,399,481	24,197,143	7,787,079	49,619,680
UltraShort S&P500®	845,674	4,228,368	8,456,736	11,911,580	8,456,736	46,512,049	14,968,423	95,379,566
UltraShort Semiconductors	61,779	308,897	617,794	870,182	617,794	3,397,870	1,093,496	6,967,812
UltraShort SmallCap600	36,409	182,046	364,092	512,835	364,092	2,002,508	644,445	4,106,427
UltraShort Technology	123,286	616,431	1,232,861	1,736,524	1,232,861	6,780,736	2,182,164	13,904,863
UltraShort Utilities	28,058	140,290	280,579	395,205	280,579	1,543,188	496,625	3,164,524

	$48,805,118	$244,025,600	$488,051,197	$687,435,527	$488,051,198	$2,684,281,593	$863,850,621	$5,504,500,854

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2022 as follows:

(a) U.S. Treasury Bonds, 0%, due 11/15/2031, which had an aggregate value at the Trust level of $51,000,000.

(b) U.S. Treasury Notes, 0.88% to 2.25%, due 11/15/2025 to 11/15/2030, which had an aggregate value at the Trust level of $255,000,076.

(c) U.S. Treasury Bills, 0%, due 9/27/2022; U.S. Treasury Notes, 0.13% to 2.94%, due 1/15/2023 to 8/15/2031, which had an aggregate value at the Trust level of $510,000,058.

(d) U.S. Treasury Bills, 0%, due 9/27/2022; U.S. Treasury Notes, 0.13% to 2.94%, due 1/15/2023 to 8/15/2031, which had an aggregate value at the Trust level of $718,351,191.

(e) U.S. Treasury Bills, 0%, due 9/29/2022; U.S. Treasury Bonds, 4.38%, due 5/15/2041; U.S. Treasury Notes, 0.13% to 2.25%, due 4/30/2023 to 7/15/2032, which had an aggregate value at the Trust level of $510,000,027.

(f) U.S. Treasury Bills, 0%, due 10/25/2022 to 12/22/2022; U.S. Treasury Bonds, 0% to 7.63%, due 11/15/2022 to 5/15/2052; U.S. Treasury Notes, 0.13% to 3.13%, due 1/15/2023 to 5/15/2031, which had an aggregate value at the Trust level of $2,805,000,000.

(g) Federal Farm Credit Bank, 2.96%, due 11/16/2022; Federal Home Loan Bank, 0.5% to 2.34%, due 5/20/2024 to 6/13/2025; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 9/6/2024 to 11/15/2030; U.S. Treasury Bills, 0%, due 9/8/2022 to 8/10/2023; U.S. Treasury Bonds, 0.13% to 4.25%, due 5/15/2039 to 2/15/2052; U.S. Treasury Notes, 0.13% to 3.25%, due 1/31/2023 to 2/15/2031; which had an aggregate value at the Trust level of $902,701,044.